As filed with the Securities and Exchange Commission on July 3, 1997


                                                        Registration No. 2-75661
                                                               File No. 811-3379
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                         ---
      Pre-Effective Amendment No.
                                                          ---
      Post-Effective Amendment No.  22                     X
                                                          ---
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---


      Amendment No.  22


                       (Check appropriate box or boxes.)

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            625 Second Street, Suite 102, Petaluma, California 94952
              (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code (707) 778-1000


         TERRY COXON, 625 Second Street, Suite 102, Petaluma, CA 94952
                    (Name and Address of Agent for Service)
                              --------------------

                                   Copies to:
 ROBERT B. MARTIN, JR., ESQ., 625 Second Street, Suite 102, Petaluma, CA 94952

              It is proposed that this filing will become effective (check appropriate box), and that the approximate date of commencement of proposed sale to the public will be as soon as practicable after:


               X    immediately upon filing pursuant to paragraph (b)
             ---


                    on ______________ pursuant to paragraph (b)
             ---

                    60 days after filing pursuant to paragraph (a)
             ---

                    on (date) pursuant to paragraph (a) of rule 485
             ---


================================================================================
The Registrant has registered an indefinite amount of such securities under the Securities Act of 1933 pursuant to Rule 24f-2, and the Notice thereunder for its most recent fiscal year was filed with the Commission on March 27, 1997.
================================================================================


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                   Cross Reference Sheet Pursuant to Rule 404
            Between Items of Part A of Form N-1A and the Prospectus


              Item Number and Caption of Part A of Form N-1A               Caption in Prospectus
        -----------------------------------------------------------  -------------------------------
        1.       Cover Page........................................  Cover Page

        2.       Synopsis..........................................  Summary

        3.       Condensed Financial Information...................  Financial Highlights; Reports-
                                                                     Advertising

        4.       General Description of Registrant.................  Cover Page; Objectives and
                                                                     Policies; The Four Portfolios;
                                                                     The Four Portfolios-Risk
                                                                     Factors and Special
                                                                     Considerations

        5.       Management of the Fund............................  Organization and Management

        5A.      Management's Discussion of Fund Performance.......  Financial Statements

        6.       Capital Stock and Other Securities................  Objectives and Policies;
                                                                     Shareholder Account Services and
                                                                     Privileges; Distributions and
                                                                     Taxes

        7.       Purchase of Securities Being Offered..............  Computation of Net Asset Values;
                                                                     Purchase of Shares from the
                                                                     Fund; Shareholder Account
                                                                     Services and Privileges

        8.       Redemption or Repurchase..........................  Redemption of Shares by the Fund

        9.       Pending Legal Proceedings.........................  The Four Portfolios-Risk Factors
                                                                     and Special Considerations- Regulatory Matters


---------------




                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                   Cross Reference Sheet Pursuant to Rule 404
Between Items of Part B of Form N-1A and the Statement of Additional Information

                                                                          Caption in Statement of
              Item Number and Caption of Part B of Form N-1A              Additional Information
        -----------------------------------------------------------  -------------------------------
        10.      Cover Page........................................  Cover Page

        11.      Table of Contents.................................  Table of Contents

        12.      General Information and History...................  General Information

        13.      Investment Objectives and Policies................  Objectives and Policies

        14.      Management of the Fund............................  Management

        15.      Control Persons and Principal Holders of
                 Securities........................................  Management

        16.      Investment Advisory and Other Services............  Management; Transfer and
                                                                     Dividend-Disbursing Agent;
                                                                     Custodian

        17.      Brokerage Allocation and Other Practices..........  Portfolio Transactions and
                                                                     Brokerage

        18.      Capital Stock and Other Securities................  General Information

        19.      Purchase, Redemption and Pricing of Securities
                 Being Offered.....................................  Computation of Net Asset Values;
                                                                     Purchase of Shares from the
                                                                     Fund; Redemption of Shares by
                                                                     the Fund

        20.      Tax Status........................................  Distributions and Taxes;
                                                                     Redemption of Shares by the Fund
                                                                     - Tax Consequences of In-Kind
                                                                     Redemptions

        21.      Underwriters......................................  General Information -
                                                                     Organization and Capitalization

        22.      Calculations of Performance Data..................  General Information -
                                                                     Calculations of Performance Data;
                                                                     After-Tax Returns

        23.      Financial Statements..............................  Financial Statements

----------


PROSPECTUS                                                          July 3, 1997



                                      The
                                   PERMANENT
                                   PORTFOLIO
                                Family of Funds

                                 1-707-778-1000
                 625 Second Street - Petaluma, California 94952

  Permanent Portfolio Family of Funds, Inc. (the "Fund") is a mutual fund that contains four separate "Portfolios," each with its own separate investment policy. Investors may invest in any one or in any combination of the Portfolios. The Fund's four Portfolios are:

  The Permanent Portfolio, which invests a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as U.S. Treasury bills and bonds. The Permanent Portfolio's objective is to preserve and increase the purchasing power value of its shares over the long term.

  The Treasury Bill Portfolio, which invests in short-term U.S. Treasury bills and notes. The Treasury Bill Portfolio's objective is to earn high current income for the Portfolio, consistent with safety of principal. Unlike most money market funds, the Treasury Bill Portfolio follows a dividend policy that permits its net asset value per share to rise. Repayment of the U.S. Treasury securities in which the Treasury Bill Portfolio invests is guaranteed in full by the United States Government. An investment in Treasury Bill Portfolio shares is not so guaranteed.

  The Versatile Bond Portfolio, which invests in a diversified portfolio of short-term (remaining maturity of 24 months or less) corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio's objective is to earn high current income for the Portfolio, while limiting risk to principal. The Versatile Bond Portfolio, unlike most short-term bond funds, follows a dividend policy that enables its net asset value per share to rise.

  The Aggressive Growth Portfolio, which invests in stocks and stock warrants of U.S. companies selected for high profit potential. The Aggressive Growth Portfolio's objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares.

  The Fund is a no-load fund. Each shareholder in the Fund pays a one-time account start-up fee of $35 to establish a Shareholder Account (regardless of the number of Portfolios in which he invests), and a monthly account maintenance fee of $1.50 (regardless of the number of Portfolios in which he invests). Investors may purchase and redeem shares in any Portfolio directly from the Fund, without payment of commission.

  The Fund intends to qualify each Portfolio as a "regulated investment company" under the Internal Revenue Code, so that each Portfolio may pass investment income and capital gains through to the Portfolio's shareholders without reduction by federal corporate income tax. The Fund has adopted additional tax-planning policies with respect to its activities, which are intended for the further benefit of its shareholders.

  This Prospectus is designed to provide you with information that you should know before investing in any of the Fund's Portfolios. You should read this entire document and retain it for future reference.



  A Statement of Additional Information dated July 3, 1997, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and is available without charge from the Investor's Information Office, P.O. Box 5847, Austin, Texas 78763.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



SUMMARY........................................................................i
FINANCIAL HIGHLIGHTS...........................................................1
OBJECTIVES AND POLICIES........................................................9
     Tax Planning..............................................................9
     Dividends and Tax Planning................................................9
THE FOUR PORTFOLIOS............................................................9
     Permanent Portfolio......................................................10
     Treasury Bill Portfolio..................................................11
     Versatile Bond Portfolio.................................................12
     Aggressive Growth Portfolio..............................................12
     Risk Factors and Special Considerations................................. 13
ORGANIZATION AND MANAGEMENT...................................................16
     Investment Adviser.......................................................16
CONSULTANTS...................................................................18
DISTRIBUTIONS AND TAXES.......................................................18
COMPUTATION OF NET ASSET VALUES...............................................19
PURCHASE OF SHARES FROM THE FUND..............................................20
REDEMPTION OF SHARES BY THE FUND..............................................20
     Written Redemption Requests..............................................20
     Telephone Redemption Requests............................................21
     Redemption Limitations...................................................21
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES...................................22
     Portfolio Switching......................................................22
     Automatic Reinvestment...................................................22
     Systematic Withdrawal Program............................................22
     Individual Retirement Account Plan.......................................23
     Check Redemptions -- Treasury Bill Portfolio and
     Versatile Bond Portfolio Only............................................23
     Limitations..............................................................24
SERVICE CHARGES...............................................................24
CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT.......................25
REPORTS.......................................................................25
    Advertising...............................................................25

SUMMARY

   This Summary describes the features of an investment in the Fund. Please read the entire Prospectus for more complete information before you invest.

Major Features

 .  Four Portfolios to choose from:
         1.  Permanent Portfolio
         2.  Treasury Bill Portfolio
         3.  Versatile Bond Portfolio
         4.  Aggressive Growth Portfolio

 .  A separate investment policy for each Portfolio.
 .  Dividends and capital gain distributions (if any) paid annually.
 .  Tax planning with respect to the Portfolio's  activities,  for the benefit of its shareholders.
 .  IRA Plan.
 .  $1,000 minimum initial investment in any Portfolio.
 .  $100 minimum additional investment in any Portfolio.
 .  No redemption or commission charge to redeem shares directly with the Fund.


Optional Services and Charges---------------------------------------------------

Telephone   redemptions..................No   charge;   no   minimum redemption
                                         size; no limit to the number of
                                         telephone redemptions.


Portfolio switching......................$5.00 per switch; no limit to the number or frequency of switches.

Automatic reinvestment...................No charge.

Check redemptions.......................$1.00 per check; no minimum check size;
(Treasury Bill Portfolio and             no limit to the number of check
 Versatile Bond Portfolio only)          redemptions.

Systematic withdrawal plan.......... ....No charge.

Assistance from the Investor's
Information Office at 1-800-531-5142.....No charge.

The Fund

   The Fund is a no-load, diversified management investment company; it issues shares in its Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, and redeems those shares upon a shareholder's request to the Fund's Transfer Agent. See "Redemption of Shares by the Fund."

   Investors may invest in any one or in any combination of the Fund's four Portfolios. An investor who wishes to "switch" all or a portion of his investment from one Portfolio to another may do so at any time. See "Shareholder Account Services and Privileges -- Portfolio Switching."

Investment and Tax Planning

   The Fund was designed to provide its shareholders with a flexible tool for their investment and tax planning. In furtherance of that purpose, each of the Fund's four Portfolios has its own particular investment policy, and each Portfolio may be purchased through an IRA Plan sponsored by the Fund.

   Each Portfolio, to the extent consistent with its investment objectives, arranges its investments to favor opportunities for appreciation and holds appreciated investments for at least the minimum period required for sales of investments to qualify for long-term capital gain treatment. In addition, each Portfolio distributes its investment income to its shareholders as per-share dividends only once a year and only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, thereby avoiding corporate federal income tax. (If a Portfolio were to distribute less than the minimum amount required for any year, which the Fund considers unlikely, it would become subject to federal income tax for that year.) This dividend policy may lessen a shareholder's tax burden by deferring recognition of taxable income and/or by permitting a greater portion of the shareholder's total return to be recognized as a capital gain on a redemption rather than as dividends, which are taxable as ordinary income. In the case of shares that pass to a shareholder's estate, this dividend policy may eliminate income tax on a portion of the shareholder's total return, due to a federal income tax provision which treats property acquired from a decedent as having a tax basis equal to its fair market value at the date of death. For shareholders holding their shares in a Portfolio continuously for longer than one year, the tax advantages to be achieved from the Portfolio's dividend policy will vary depending on the amount and timing of redemptions of shares by the Portfolio's shareholders in general. See "Objectives and Policies," "The Four Portfolios" and "Distributions and Taxes."

Four Portfolios

   The Fund's Permanent Portfolio invests a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as U.S. Treasury bills and bonds. The Permanent Portfolio's objective is to preserve and increase the purchasing power value of its shares over the long term. Even if the Permanent Portfolio does achieve its objective over the long term, it may suffer substantial short-term losses from time to time, since investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee.

   The Fund's Treasury Bill Portfolio invests in short-term U.S. Treasury bills, and also may invest in U.S. Treasury bonds and notes having a remaining maturity of thirteen months or less. The Treasury Bill Portfolio's objective is to earn high current income for the Portfolio, consistent with safety of principal. The Treasury Bill Portfolio, unlike most money market funds (which distribute their investment income daily and maintain a constant net asset value per share), follows a dividend policy that allows its net asset value per share to rise. An investment in the Treasury Bill Portfolio will be affected by changes in prices and yields of short-term U.S. Treasury Securities.

   The Fund's Versatile Bond Portfolio invests in a diversified portfolio of corporate bonds rated "A" or higher by Standard & Poor's and having a remaining maturity of 24 months or less. The Portfolio's objective is to earn high current income for the Portfolio, while limiting risk to principal. The Portfolio was designed to provide its shareholders with a versatile instrument for their investment and tax planning. Prices of short-term corporate bonds fluctuate somewhat in response to changes in prevailing interest rates; such price movements generally are much smaller than fluctuations in the prices of long-term corporate, municipal or U.S. Treasury bonds. Corporate bonds generally are not guaranteed by any government agency and are subject to the risk of default. The Versatile Bond Portfolio, unlike most short-term bond funds, follows a dividend policy that allows its net asset value per share to rise.

   The Fund's Aggressive Growth Portfolio invests in stocks and stock warrants of U.S. companies selected for high profit potential, such as stocks of companies in high technology industries, companies developing or exploiting new products or services, and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values. While such investments are expected to appreciate more rapidly than stock market investments in general, they also are subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining.

   There is, of course, no assurance that any Portfolio will achieve its objective. In addition, please see "Risk Factors and Special Considerations" for a description of investments held by each Portfolio and the risks that would attend an isolated investment in any one of those investments.

   The Fund's Board of Directors believes that these risks are reduced for the Permanent Portfolio by combining the selected investments of that Portfolio in accordance with its Target Percentages. Please see "The Four Portfolios -- Permanent Portfolio." The Permanent Portfolio also invests in foreign
securities;   see  "Risk   Factors   and  Special   Considerations   --  Foreign
Investments."

Investing in the Fund

   Investors may establish a Shareholder Account by sending a check ($1,000 minimum for each Portfolio in which you invest), together with a Shareholder Account Application, to the Fund's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208; please see "Purchase of Shares from the Fund." Eligible investors may invest through the Fund's IRA Plan. Existing shareholders may reinvest dividends and capital gain distributions, if any, through the Fund's Automatic Reinvestment feature. See "Shareholder Account Services and Privileges -- Automatic Reinvestment."

Redemption

   A shareholder may voluntarily redeem any or all of the shares he has purchased in a Portfolio at that Portfolio's net asset value next determined following receipt of a properly completed redemption request by the Transfer Agent. Redemption requests may be made in writing or by telephone. See "Redemption of Shares by the Fund -- Telephone Redemption Requests." The cash proceeds of a telephone redemption will be sent to the shareholder's individual bank account by check (via first class mail), or by bank-to-bank wire if requested. Shareholders also may redeem shares in the Treasury Bill Portfolio and in the Versatile Bond Portfolio by writing a redemption check. In addition, the Fund offers a Systematic Withdrawal Program whereby shareholders may receive periodic payments of a fixed amount. The Fund reserves a limited right to redeem shares in the Permanent Portfolio in kind; see "Risk Factors and Special Considerations -- Target Percentages and In-Kind Redemptions."

   Shareholders may redeem shares in one Portfolio and simultaneously reinvest the proceeds in another Portfolio by means of a Portfolio Switch. See "Shareholder Account Services and Privileges -- Portfolio Switching."

Investment Advisory Contract

   World Money Managers is the Fund's Investment Adviser. Its sole business since being organized in 1981 has been advising mutual funds. The Fund pays World Money Managers an advisory fee at the following annual rate:

   (i)for each Portfolio, 1/4 of 1% (0.250%) of the first $200 million of the Portfolio's average daily net assets; plus

  (ii)for the Fund as a whole, 7/8 of 1% (0.875%) of the first $200 million of the Fund's average daily net assets; 13/16 of 1% (0.813%) of the next $200 million of the Fund's average daily net assets; 3/4 of 1% (0.750%) of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% (0.688%) of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

   While the advisory fee is higher than the fees of most other mutual funds, the Investment Adviser absorbs a substantial portion of the Fund's ordinary operating expenses. During the year ended January 31, 1997, the Investment Adviser voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1% (0.625%), in the case of the Treasury Bill Portfolio, or 3/4 of 1% (0.750%), in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. The Investment Adviser may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

   Investors in the Fund pay a one-time account start-up fee of $35 to the Investment Adviser and may invest in more than one Portfolio without paying additional account start-up fees. Each investor also pays a monthly account maintenance fee of $1.50, to offset the cost of maintaining his Shareholder Account. The maintenance fee does not apply to the IRA Account of a shareholder who also maintains a regular Shareholder Account with the Fund with exactly the same name and address.

Pro-Forma Expense Table
Shareholder Transaction Expenses
    One-time account start-up fee.........................................$35.00
    Optional services:
        Exchange fee (Portfolio switching).....................$ 5.00 per switch
        Check redemptions (Treasury Bill Portfolio and
        Versatile Bond Portfolio only).........................$ 1.00  per check
        Bank-to-bank wire transfer........................................$ 8.00


Annual Fund Operating Expenses (shown as a percentage of average daily net assets):


                                                              Treasury                          Aggressive
                                          Permanent             Bill          Versatile Bond      Growth
                                          Portfolio           Portfolio         Portfolio        Portfolio
                                        --------------     ---------------    --------------   --------------
Management fees (after fee waiver)          1.13%              .63%                 .75%            1.13%
Other operating expenses                     .36%              .27%                 .22%             .20%
Account maintenance fees                     .06%              .06%                 .06%             .06%
                                        --------------     --------------     --------------   --------------
Total operating expenses                    1.55%              .96%                1.03%            1.39%
                                        ==============     ==============     ==============   ==============

   Example*: A $1,000 investment in each Portfolio would bear the following expenses, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

                                                           Treasury                             Aggressive
                                          Permanent          Bill             Versatile Bond     Growth
                                          Portfolio        Portfolio             Portfolio      Portfolio
                                          ---------        ---------          --------------   -----------
              1 Year                        $ 51              $ 45                  $ 45          $ 49
              3 Years                       $ 83              $ 65                  $ 67          $ 78
              5 Years                       $117              $ 86                  $ 90          $109
             10 Years                       $214              $149                  $157          $196



  *The pro forma examples given above are constructed and set forth in conformity with Federal securities laws and regulations uniformly applicable to all mutual funds. Actual expenses per $1,000 invested in the Fund are substantially less than indicated in the pro forma examples because:

  (i) An investor pays the $35 one-time account start-up fee only once, even if he invests in all Portfolios, and even if he invests both in his own name and through the Fund's IRA Plan;

  (ii) An investor pays the $1.50 monthly account maintenance fee only once, even if he invests in all Portfolios, and even if he invests both in his own name and through the Fund's IRA Plan; and

   (iii) The account start-up fee and the account maintenance fee do not increase even if an investor invests much more than the $1,000 assumed in the pro forma examples. See "Service Charges."

   The purpose of the table above is to assist prospective investors to understand the various costs and expenses that an investor in the Fund will bear directly or indirectly. Since the Investment Adviser may continue voluntarily to waive a portion of its advisory fee with respect to the Treasury Bill Portfolio and the Versatile Bond Portfolio, the investment advisory (management) fee for those Portfolios are .63% and .75%, respectively, instead of 1.13%, and the total operating expenses are .96% and 1.03%, respectively. Absent the waiver of the advisory fee, total operating expenses shown would be 1.46% and 1.41%, respectively. The ratios of expenses (including investment advisory fees) to average daily net assets for the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio for the last fiscal year were 1.49%, .90%, .97% and 1.33%, respectively. See "Organization and Management -- Investment Adviser." Shareholders in the Fund do not pay any front-end sales charges or distribution fees on their investment. The examples shown should not be considered representations of past or future expenses, and actual expenses may be greater or lesser than those shown.


Consultants

   The Fund and the Investment Adviser have retained Harry Browne and Douglas Casey as consultants. The consultants are available to the Fund's officers for discussion on general economic conditions and other matters; they do not advise the Fund or the Investment Adviser on the selection of specific investments.

Transfer Agent

   The Fund has retained Chase Global Funds Services Company as its transfer agent. The Fund's management believes that the Transfer Agent is well qualified to provide shareholders with service that is timely, accurate and exceptionally efficient. You may contact the Transfer Agent to inquire about your Shareholder Account or about the processing of your purchase and redemption requests by calling 1-800-341-8900 (from Massachusetts, 1-617-557-8000) or by writing to Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208.

Information Office

   The Investor's Information Office (the "Information Office") is made available by the Investment Adviser for the convenience of Fund shareholders. A shareholder or other interested investor may obtain a current prospectus,
Shareholder Account Application, IRA Plan booklet and forms and other informational material by calling the Information Office at 1-800-531-5142 or 1-512-453-7558 or by writing to the Information Office, P.O. Box 5847, Austin, Texas 78763 (telecopier (FAX) 1-512-453-2015).

   After you have read the Prospectus, please contact the Information Office if you have any questions about the policies or objectives of any of the Fund's Portfolios. The experienced personnel at the Information Office will welcome your inquiry.

FINANCIAL HIGHLIGHTS

   Data for each share of the Permanent Portfolio outstanding for the years ended January 31, 1988 through 1997, for each share of the Treasury Bill Portfolio outstanding for the period ended January 31, 1988 and for the years ended January 31, 1989 through 1997, for each share of the Versatile Bond Portfolio outstanding for the period ended January 31, 1992 and for the years ended January 31, 1993 through 1997, and for each share of the Aggressive Growth Portfolio outstanding for the period ended January 31, 1991 and for the years ended January 31, 1992 through 1997, is set forth below. This information is derived from the financial highlights in the Fund's financial statements for the year ended January 31, 1997. Except for periods ending prior to February 1, 1994, which were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on this information, the financial statements and financial highlights have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon dated March 24, 1997 is included as an exhibit to the Fund's Post Effective Amendment No. 22 to its Registration Statement on Form N-1A. The report of KPMG Peat Marwick LLP on the aforementioned financial statements and financial highlights contains an explanatory paragraph that states that the Securites and Exchange Commission instituted public administrative and cease-and-desist proceedings on January 13, 1997, against the Fund's Investment Adviser, a wholly owned investment of the Permanent Portfolio, and two of the Fund's directors and officers. This report is available without charge from the Investor's Information Office.

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal year:

                                               Year ended           Year ended            Year ended         Year ended
                                            January 31, 1997     January 31, 1996      January 31, 1995   January 31, 1994
                                            ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of year             $   18.80           $   16.51             $  17.55           $  15.36
                                               ---------           ---------             --------           --------
  Income or loss from investment operations:
    Net investment income  ................          .52                 .50                  .64                .44
    Net realized and unrealized gains
      or losses on investments and
      foreign currencies   ................         (.41)               2.17                (1.46)              1.99
                                               ---------           ---------             --------           --------
      Total income or loss from
        investment operations                        .11                2.67                 (.82)              2.43

  Less distributions from:
    Net investment income  ................         (.42)               (.38)                (.22)              (.24)
    Net realized gain on investments  .....         (.09)                  -                    -                  -
                                               ---------           ---------             --------           --------
      Total distributions                           (.51)               (.38)                (.22)              (.24)
                                               ---------           ---------             --------           --------

Net asset value, end of year                   $   18.40           $   18.80             $  16.51           $  17.55
                                               =========           =========             ========           ========

Total return (1)  .........................          .57              16.20%              (4.65)%             15.86%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...    $  72,992           $  76,641             $ 71,610           $ 79,043
                                               =========           =========             ========           ========


  Ratio of expenses to average net assets..        1.49%               1.35%                1.32%              1.21%
  Ratio of net investment income
     to average net assets ................        2.78%               2.85%                2.63%              2.66%
  Portfolio turnover rate .................       12.29%               9.96%               31.24%             49.51%
  Average brokerage commission
     rate paid (2) ........................    $  .05874           $      -              $     -            $     -





(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(2) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989   January 31, 1988
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   15.21          $   15.10         $   15.57          $    15.00           $    14.71        $    13.66
   ---------          ---------         ---------          ----------           ----------        ----------

         .49                .51               .64                 .57                  .46               .37


        (.05)               .51              (.63)                  -                 (.15)              .80
   ---------          ---------         ---------          ----------           ----------        ----------

         .44               1.02               .01                 .57                  .31              1.17


        (.29)              (.91)             (.48)                  -                    -                 -
           -                  -                 -                   -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------
        (.29)              (.91)             (.48)                  -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------

   $   15.36          $   15.21         $   15.10          $    15.57           $    15.00        $    14.71
   =========          =========         =========          ==========           ==========        ==========

       2.93%              7.01%              .15%               3.80%                2.11%             8.58%


   $  65,937          $  72,312         $  80,542          $   93,663           $   97,475        $   90,177
   =========          =========         =========          ==========           ==========        ==========


       1.25%              1.27%             1.36%               1.17%                1.17%             1.15%

       3.20%              3.29%             4.22%               3.80%                3.00%             2.53%
      70.77%              8.01%            31.58%              61.44%               23.87%            21.97%

   $      -           $      -          $      -           $       -            $       -         $       -



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                           Year ended          Year ended         Year ended          Year ended
                                                        January 31, 1997    January 31, 1996   January 31, 1995    January 31, 1994
                                                        ----------------    ----------------   ----------------    ----------------
Net asset value, beginning of period                      $    67.84          $    66.40         $    64.81          $    64.45
                                                          ----------          ----------         ----------          ----------
  Income from investment operations:
    Net investment income (2)  ....................             2.84                3.22               2.65                1.53
    Net realized and unrealized gains
     or losses on investments (3) .................              .01                 .06               (.39)               (.09)
                                                          ----------          ----------         ----------          ----------
      Total income from investment operations                   2.85                3.28               2.26                1.44

  Less distributions from:
    Net investment income  ........................            (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------
      Total distributions                                      (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------

Net asset value, end of period                            $    67.55          $    67.84         $    66.40          $    64.81
                                                          ==========          ==========         ==========          ==========

Total return (4) ...................................           4.23%               4.95%              3.49%               2.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ........      $  105,342          $  114,667         $  121,666          $  133,970
                                                          ==========          ==========         ==========          ==========

  Ratio of expenses to average net assets (2)  .....            .90%                .82%               .82%                .72%
  Ratio of net investment income
    to average net assets  .........................           4.19%               4.79%              3.57%               2.46%




* Computed on an annualized basis.

(l) The Treasury Bill Portfolio commenced investment operations September 21, 1987.

(2) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 1997 and .50%, .50%, .49%, .47%, .48%, .47%, .62%, .62% and .65% for the years ended January 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 and the
     period ended January 31, 1988, respectively. Without this waiver, the net investment income per share would have been $2.37 for the year ended January 31, 1997 and $2.78, $2.12, $1.04, $1.28, $2.85, $3.85, $3.96, $3.00
     and $1.33 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.









     Year ended            Year ended             Year ended           Year ended           Year ended           Period ended
  January 31, 1993      January 31, 1992       January 31, 1991     January 31, 1990     January 31, 1989     January 31, 1988(1)
  ----------------      ----------------       ----------------     ----------------     ----------------     -------------------
     $    64.99            $    63.11             $    59.35           $   54.91            $    51.54           $    50.00
     ----------            ----------             ----------           ---------            ----------           ----------

           1.68                  3.26                   4.20                4.36                  3.38                 1.55

            .19                  (.08)                  (.01)                .08                   .02                 (.01)
     ----------            ----------             ----------           ---------            ----------           ----------
           1.87                  3.18                   4.19                4.44                  3.40                 1.54


          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------
          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------

     $    64.45            $    64.99             $    63.11           $   59.35            $    54.91           $    51.54
     ==========            ==========             ==========           =========            ==========           ==========

          2.89%                 5.05%                  7.06%               8.09%                 6.60%                4.48%*


     $  179,888            $  320,382             $  207,889           $  61,056            $   31,370           $    6,475
     ==========            ==========             ==========           =========            ==========           ==========

           .73%                  .73%                   .83%                .54%                  .54%                 .50%*
          2.97%                 4.87%                  6.74%               7.87%                 6.70%                5.32%*



Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                               Year ended          Year ended
                                            January 31, 1997    January 31, 1996
                                            ----------------    ----------------
Net asset value, beginning of period             $  56.85           $   54.90
                                                 --------           ---------

  Income from investment operations:
    Net investment income (2)  ...............       2.94                2.91
    Net realized and unrealized gains
      or losses on investments (3)  ..........       (.34)               1.05
                                                 --------           ---------
      Total income from investment operations        2.60                3.96

  Less distributions from:
    Net investment income  ...................      (2.21)              (2.01)
    Net realized gain on investments  ........          -                   -
                                                 --------           ---------
      Total distributions                           (2.21)              (2.01)
                                                 --------           ---------

Net asset value, end of period                   $  57.24           $   56.85
                                                 ========           =========

Total return (4)  ............................      4.58%               7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....   $ 21,345           $  20,137
                                                 ========           =========

  Ratio of expenses to average net assets (2).       .97%                .89%
  Ratio of net investment income
    to average net assets  ...................      5.16%               5.21%
  Portfolio turnover rate  ...................    102.29%              51.64%




* Computed on an annualized basis.

(l) The Versatile Bond Portfolio commenced investment operations November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 1997 and .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1996, 1995, 1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $2.66 for the year ended January 31, 1997 and $2.65, $1.84, $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.





   Year ended          Year ended          Year ended          Period ended
January 31, 1995    January 31, 1994    January 31, 1993    January 31, 1992 (1)
----------------    ----------------    ----------------    --------------------
   $   54.76           $   53.63           $    50.58          $   50.00
   ---------           ---------           ----------          ---------


        2.12                1.87                 2.06               2.51

        (.63)               (.04)                1.00              (1.93)
   ---------           ---------           ----------          ---------
        1.49                1.83                 3.06                .58


       (1.33)               (.70)                (.01)                 -
        (.02)                  -                    -                  -
   ---------           ---------           ----------          ---------
       (1.35)               (.70)                (.01)                 -
   ---------           ---------           ----------          ---------

   $   54.90           $   54.76           $    53.63          $   50.58
   =========           =========           ==========          =========

       2.74%               3.42%                6.05%              3.33%*


   $  22,229           $  35,682           $   23,217          $     596
   =========           =========           ==========          =========

        .86%                .89%                 .89%              1.07%*

       3.84%               3.46%                3.86%              4.00%*
      74.62%              75.05%              224.95%            600.99%*


Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                    Year ended                Year ended               Year ended
                                                                 January 31, 1997          January 31, 1996         January 31, 1995
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $    40.65                 $    31.61               $   32.56
                                                                    ----------                 ----------               ---------

  Income or loss from investment operations:
    Net investment income (loss)  ............................             .26                       (.02)                   (.01)
   Net realized and unrealized gains
    or losses on investments  ................................            7.05                      10.68                    (.89)
                                                                    ----------                 ----------               ---------
      Total income or loss from investment operations                     7.31                      10.66                    (.90)

  Less distributions from:
    Net investment income  ...................................            (.25)                     (.11)                    (.03)
    Net realized gain on investments  ........................            (.05)                    (1.51)                    (.02)
                                                                    ----------                ----------                ---------
      Total distributions                                                 (.30)                    (1.62)                    (.05)
                                                                    ----------                ----------                ---------

Net asset value, end of period                                      $    47.66                $    40.65                $   31.61
                                                                    ==========                ==========                =========

Total return (2)  .............................................         18.00%                    33.78%                  (2.75)%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................     $   15,417                $   11,067                $   6,758
                                                                    ==========                ==========                =========

 Ratio of expenses to average net assets ......................          1.33%                     1.19%                    1.23%
 Ratio of net investment income (loss) to average net assets...           .59%                    (.06)%                   (.04)%
 Portfolio turnover rate ......................................         21.32%                    18.94%                   26.29%
 Average brokerage commission rate paid (3) ...................     $   0.0588                $       -                 $      -


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(3) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


     Year ended                      Year ended                     Year ended                      Period ended
  January 31, 1994                January 31, 1993               January 31, 1992                January 31, 1991(1)
  ----------------                ----------------               ----------------                -------------------
     $   26.63                       $   22.77                      $    18.35                        $   20.00
     ---------                       ---------                      ----------                        ---------


           .01                             .02                             .06                              .13

          6.41                            4.44                            4.38                            (1.78)
     ---------                       ---------                      ----------                        ---------
          6.42                            4.46                            4.44                            (1.65)


          (.02)                           (.13)                           (.02)                               -
          (.47)                           (.47)                              -                                -
     ---------                       ---------                      ----------                        ---------
          (.49)                           (.60)                           (.02)                               -
     ---------                       ---------                      ----------                        ---------

     $   32.56                       $   26.63                      $    22.77                        $   18.35
     =========                       =========                      ==========                        =========

        24.25%                          19.77%                          24.21%                          (8.25)%*


     $   7,201                       $   3,596                      $    2,577                        $   1,151
     =========                       =========                      ==========                        =========

         1.20%                           1.12%                           1.18%                            1.07%*
          .02%                            .12%                            .23%                             .64%*
        29.83%                          25.62%                          53.18%                           36.88%*
     $      -                        $      -                       $       -                         $       -

OBJECTIVES AND POLICIES

   Each of the Fund's Portfolios has its own objectives and policies, as explained below. The Fund itself is designed to provide its shareholders with a flexible tool for their investing and tax planning. (Investors should note that the Fund neither intends nor attempts to engage in tax planning for individual shareholders).

   To further its shareholders' individual investment programs, the Fund includes four separate and distinct Portfolios, each with its own investment policy. A shareholder may select a Portfolio or Portfolios in accordance with his own financial objectives, and he may switch all or a portion of his investment(s) from one Portfolio to another whenever he wishes.

Tax Planning

    To further its shareholders' tax-planning, the Fund sponsors an IRA Plan, and the Fund's four Portfolios have adopted policies which operate generally by deferring (but not eliminating) federal income tax with the intent of reducing the tax burden to the shareholders of any realized income or capital gains earned by the Fund. There is no assurance that such policies will be successful, nor is it possible to predict the extent to which a shareholder's tax burden would be reduced by a successful application of the policies.

   Each of the Fund's Portfolios, to the extent consistent with its investment objectives, follows a policy of holding appreciated investments for at least the minimum period required for sales of investments to qualify for long-term capital gain treatment. This policy can enable a Portfolio to distribute investment profits in the form of capital gains, which for shareholders in the maximum federal tax bracket may be less heavily taxed than ordinary income dividends. Any Portfolio may sell investments that have declined in value for the purpose of offsetting taxable gain on investments that have appreciated in value.

   Each Portfolio also attempts, in furtherance of its objectives, to manage its investments in order to reduce its net taxable income and to favor opportunities for asset appreciation, which would be free of current federal income taxation to the Portfolio or its shareholders. See "Distributions and Taxes."

Dividends and Tax Planning

   In addition, each Portfolio distributes its net investment income and net capital gains, if any, to its shareholders as per-share dividends only once a year and only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code thereby avoiding corporate federal income tax. (Each Portfolio reduces the amount of its per-share dividends to the extent its taxable net investment income is distributed in the form of redemption proceeds.) To the extent that a Portfolio successfully executes this policy, the tax liability of a long-term shareholder or a shareholder who holds shares in the Portfolio on an ex-dividend date may be lessened (to an extent which the Fund cannot predict), without reducing the shareholder's total return (dividends plus appreciation).

   Each Portfolio has paid and will likely continue to pay a federal excise tax of four percent on its undistributed income and capital gains, if any. Such undistributed amounts are retained by the Portfolio and reinvested to earn further income and gains. See "Distributions and Taxes."

THE FOUR PORTFOLIOS

   Each of the Fund's four Portfolios has its own pool of assets and each Portfolio has adopted its own investment policy.

   Investors who wish to invest all or a portion of their capital in a way that does not depend on any particular outcome for the economy should consider purchasing shares in the Permanent Portfolio. Investors who wish to invest all or a portion of their capital in a way that provides a current return (which may be in the form of dividends, increases in net asset value per share, or some combination of the two) and stability of principal should consider purchasing shares in the Treasury Bill Portfolio. Investors who wish to invest all or a portion of their capital for the high current return that can be earned on high-grade corporate bonds while limiting risk to principal should consider purchasing shares in the Versatile Bond Portfolio. Investors who wish to invest a portion of their capital to achieve high (greater than for the stock market as a whole), long-term appreciation should consider purchasing shares in the Aggressive Growth Portfolio.

   Investors may switch all or a portion of their investment in the Fund from one Portfolio to another at any time.

   Solely for the purpose of holding overnight cash balances (but not for investment purposes), the Fund may hold investments up to 7 days in short-term U.S. Treasury securities or enter into repurchase agreements for U.S. Treasury securities with commercial banks and securities broker-dealers, in amounts ordinarily not to exceed 3% of the Fund's net assets, or 4% if the repurchase agreement is entered into with the Fund's Custodian, State Street Bank and Trust Company.

   Except as indicated otherwise, the investment policies and objectives of each Portfolio, as described below, are fundamental. A Portfolio's fundamental investment policy or objective can be changed only by a vote of a majority of the Portfolio's outstanding shares.

Permanent Portfolio

   The objective of the Permanent Portfolio is to preserve and increase the "purchasing power" value of its shares over the long term. This goal would require the price of shares in the Permanent Portfolio to rise at a rate equal to or greater than the rate of general price inflation (or, in the event of a deflation in the economy, it would require the price of shares in the Permanent Portfolio to resist the decline in the general level of prices). If the Permanent Portfolio succeeds in meeting its objective, the amount of goods and services that can be purchased with an amount of money equivalent to a share in the Permanent Portfolio will hold steady (over the long term), or rise, and will do so regardless of the course of inflation.

   Investors should note that even if the Permanent Portfolio does achieve its objective over the long term, it may suffer substantial short-term losses from time to time, since investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee.

   The investment policy of the Permanent Portfolio reflects the opinion of its management that inflation rates and other economic events cannot be forecast with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. An investment vehicle such as the Permanent Portfolio, whose goals include the preservation of purchasing power, should not depend on forecasts. Instead, it should acknowledge a broad range of economic possibilities and, in order to preserve purchasing power over the long term, should incorporate investments for each of them. For a further discussion of the investment strategy of the Permanent Portfolio, see "Objectives and Policies -- Investment Strategy -- Permanent Portfolio" in the Fund's Statement of Additional Information ("SAI").

   In pursuit of its objective of preserving and increasing the purchasing power value of its shares, the Permanent Portfolio, as its fundamental investment policy, invests a fixed "Target Percentage" of its net assets in each of the following categories:

Permanent Portfolio                              Target
Investment Category                          Percentage
Gold                                                20%
Silver                                               5%
Swiss franc assets                                  10%
Stocks of U.S. and foreign real estate
   and natural resource companies                   15%
Aggressive growth stocks                            15%
Dollar assets                                       35%
Total                                              100%

   The Fund will not alter the Permanent Portfolio's Target Percentages or change the composition of its investment categories without prior authorization by the Portfolio's shareholders. The Permanent Portfolio ordinarily will buy or sell investments as needed to correct any discrepancy between its actual holdings in a given category and the Target Percentage for that category if such a discrepancy exceeds 1/10 of the Target Percentage. The Portfolio's management does not attempt to anticipate short-term changes in the general price level of any investment category. Please see the SAI under "Objectives and Policies -- Investment Categories" for a discussion of how each investment category works to achieve the Permanent Portfolio's objectives, and under "Objectives and Policies -- Strategic Portfolio Adjustments" for a discussion of those circumstances that might occasion a delay in portfolio adjustments.

   The Permanent Portfolio's "Gold" holdings consist of gold bullion and bullion type coins such as, for example, American Eagle gold coins and Canadian Maple Leaf gold coins.

   The Permanent Portfolio's "Silver" holdings consist of silver bullion and bullion type coins.

   The Permanent Portfolio's "Swiss franc assets" consist of deposits of Swiss francs at Swiss and non-Swiss banks and the bonds and other securities of the federal government of Switzerland.

   The Permanent Portfolio's "Stocks of U.S. and foreign real estate and natural resource companies" consist of stocks of companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals).

   The Permanent Portfolio's "Aggressive growth stocks" include stock warrants and stocks of U.S. companies that are more volatile than the stock market as a whole, and consist of the same types of investments in which the Aggressive Growth Portfolio may invest. See "The Four Portfolios -- Aggressive Growth Portfolio."

   The Permanent Portfolio's "Dollar assets" include cash, U.S. Treasury bills and notes, U.S. Treasury bonds, and may include other U.S. dollar-denominated assets such as the obligations of U.S. Government agencies, high-grade short-term corporate bonds and banker's acceptances which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions.

   The assets in each of the Permanent Portfolio's investment categories are subject to certain risks. See "Risk Factors and Special Considerations" below and "Objectives and Policies -- Investment Categories" in the SAI for a discussion of those risks.

   Viewed in isolation, some of the Permanent Portfolio's assets, such as gold and stock warrants, would be considered highly speculative. However, the Fund's management believes that the various investments are subject to different (and, in some cases, contrary) risks, so that the value of the Permanent Portfolio's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investments taken by itself.

   It is the Permanent Portfolio's policy to arrange its investments, whenever feasible in keeping within the Permanent Portfolio's Target Percentages, to reduce the Portfolio's net taxable income and to favor opportunities for asset appreciation. To the extent that this policy is successfully executed, the Permanent Portfolio's net asset value per share will be greater than it would have been otherwise (since the amount of distributions to shareholders will be less), and the federal income tax liability incurred by shareholders will be reduced accordingly.

   The Permanent Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended to generally defer (not eliminate) the payment of federal income tax. The operation of this deferral may lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes."

   Although all investments are subject to risks and uncertainties, an investment in the Permanent Portfolio should be considered for the portion of an investor's long-term capital that the investor does not wish to expose to the risks and uncertainties inherent in economic forecasts and investment predictions.

Treasury Bill Portfolio

   The objective of the Treasury Bill Portfolio is to earn high current income for the Portfolio, consistent with safety and liquidity of principal.

   The Treasury Bill Portfolio, as its fundamental investment policy, invests exclusively in debt obligations of the United States Treasury. Ordinarily, at least 80% of the Portfolio's assets will consist of U.S. Treasury bills and notes; the balance of the assets may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The dollar weighted average length to maturity of the Portfolio's investments will not exceed 90 days.

   The Treasury Bill Portfolio distributes its net investment income and net capital gains, if any, only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code thereby avoiding corporate federal income tax. The Portfolio reduces the amount of its per-share dividends to the extent its taxable net investment income is distributed in the form of redemption proceeds. (The Treasury Bill Portfolio's dividend policy differs from the dividend policies of most money market funds in this respect.) As a result of this policy, the tax liability of a long-term shareholder or a shareholder who holds shares on an ex-dividend date may be lessened (to an extent which the Fund cannot predict), without reducing the shareholder's total return (dividends plus appreciation). The Treasury Bill Portfolio's dividend policy permits the Portfolio's net asset value per share to rise.

   An investment in the Treasury Bill Portfolio should be considered for the portion of an investor's capital for which the investor wishes to provide stability of principal while earning a current return (which may be in the form of dividends, increases in net asset value per share, or some combination of the two). An investor may desire such protection because he is uncertain about the future course of investment prices, because he expects investment prices in general to decline, because he wishes to make greater allowance for the possibility of economic deflation than does the Permanent Portfolio, or because he wishes to invest temporarily in a pool of liquid, short-term securities with an exceptionally low degree of risk.

Versatile Bond Portfolio

   The objective of the Versatile Bond Portfolio is to earn high current income for the Portfolio, while limiting risk to principal. The Portfolio was designed to provide its shareholders with a versatile instrument for their investment and tax planning and may be suitable for investors in a variety of circumstances.

   The Versatile Bond Portfolio invests in high-grade, short-term corporate bonds selected by the Investment Adviser for their ability to earn high current income and for their ability to protect principal.

   In order to limit risk to principal arising from defaults by corporate bond issuers, the Versatile Bond Portfolio invests only in bonds that have earned a rating of "A" or higher by Standard & Poor's and which in the opinion of the Fund's management are secure enough to escape default even under deflationary economic conditions. "AAA," "AA" and "A" are the three highest of Standard & Poor's eleven bond rating categories and mean respectively that, in the judgment of Standard & Poor's, a bond's capacity to pay interest and repay principal is "extremely strong," "very strong" or "strong." The Portfolio does not invest in so-called "junk bonds." The Portfolio further reduces risk by diversifying so that ordinarily no more than 5% of the value of its assets is invested in the bonds of any one issuer and no more than 25% is invested in the bonds of issuers in any one industry.

   The Portfolio purchases only bonds with remaining maturities of 24 months or less, in order to limit risk to principal arising from changes in open-market interest rates. Prices of such short-term bonds tend to be much more stable than prices of long-term corporate, municipal or U.S. Treasury bonds.

   The Versatile Bond Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended to lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes." Even though the Versatile Bond Portfolio invests in short-term corporate bonds having little potential for appreciation, the Portfolio's dividend policy permits the Portfolio's net asset value per share to rise.

   An investment in the Versatile Bond Portfolio should be considered for the portion of an investor's capital that he wishes to protect from risk of substantial loss while earning a high current return (which may be in the form of dividends, increases in net asset value per share, or some combination of the two). The Versatile Bond Portfolio may be especially suitable for an investor who wishes to defer federal income tax liability for a portion of his return on an investment with high current income.

Aggressive Growth Portfolio

   The objective of the Aggressive Growth Portfolio is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of the Portfolio's shares.

   The Aggressive Growth Portfolio, as its fundamental policy, invests exclusively in stocks and stock warrants of U.S. companies selected for high profit potential. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. Such investments may include stocks of companies in high technology industries, companies exploiting or developing new products or services, and companies whose stock is valued primarily for appreciation potential rather than current income. Stocks may be selected for purchase by the Aggressive Growth Portfolio because they have a history of high volatility or because the companies involved have above-average growth in income, profits or sales. The Aggressive Growth
Portfolio intends that, at any one time, it will hold stocks from at least twelve different industry groups and that within each industry group it ordinarily will hold the stocks of both large and small companies. The Aggressive Growth Portfolio also purchases stock warrants, which are long-term options to purchase shares of stock at a fixed price.

   Ordinarily at least 60% of the Aggressive Growth Portfolio's assets will be invested in securities listed on the New York Stock Exchange. The remaining portion of the Portfolio's assets will be invested in securities listed on the American Stock Exchange or other domestic stock exchange or traded in the over-the-counter market.

   The Aggressive Growth Portfolio will remain fully invested in stock market investments at all times, apart from incidental amounts of cash that ordinarily do not exceed 3% of the Portfolio's net assets. Accordingly, the success of the Portfolio's investment policy does not depend on short-term, market timing decisions by the Investment Adviser.

   The Aggressive Growth Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended to lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes."

   An investment in the Aggressive Growth Portfolio should be considered for the portion of an investor's capital for which the investor seeks high, long-term appreciation. Investors should note that, while stocks owned by the Aggressive Growth Portfolio are expected to appreciate in value more rapidly than stock market investments in general, they also are subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining.

Risk Factors and Special Considerations

   Investors should review carefully the risks, significant features and other special considerations associated with an investment in the Fund.

   Gold. The performance of the Permanent Portfolio will be affected by changes in the price of gold. A decline in the price of gold would tend to reduce the net asset value of shares in the Permanent Portfolio, although in some instances this tendency could be offset by increases in the price of other investments held by the Permanent Portfolio.

   The market for gold is worldwide. The price of gold is subject to the risk that in any country inflation or the public's expectation of inflation will decline. The price of gold also can be depressed by large-scale sales of the metal by the U.S. or foreign governments, by other official bodies, or by private parties; by adverse economic conditions in countries where gold is held by the general public; and by governmental prohibitions or restrictions on the private ownership of gold.

   The price of gold has been subject to volatile fluctuations in the last several years.

   Silver. The performance of the Permanent Portfolio will be affected by changes in the price of silver.

   Silver is subject to risks similar to those of gold and has shown even greater price volatility than gold. In addition, because of the substantial but variable demand for silver by industrial users, the price of silver is likely to decline in the event of any actual or anticipated decline in the general level of worldwide economic activity.

   Real estate and natural resource company stocks. The performance of the Permanent Portfolio will be affected by changes in the prices of real estate and natural resource company stocks.

   The stocks of real estate and natural resource companies are particularly subject to irregular price fluctuations due to the nature of the assets owned by the companies. Any decline in the general level of prices of oil or real estate would be expected to have an adverse impact on these stocks. The Fund's management believes that the prices of such stocks are particularly vulnerable to decline in the event of deflationary economic conditions, and that such stocks may be particularly profitable during periods of rising inflation.

   Aggressive growth stocks. The Permanent Portfolio's investments in this category, and all of the Aggressive Growth Portfolio's investments, are selected for high profit potential. Such issues tend to appreciate more than the stock market as a whole during periods when stock prices in general are rising, and tend to decline in value more than the stock market as a whole during periods when stock prices in general are falling. In addition, those Portfolios might invest in companies with small capitalization, which tend to rely on smaller product lines and customer bases than larger companies. Such companies therefore can be expected to be more affected by changes in the economy in general.

   U.S. Treasury bills and bonds. The performance of the Permanent Portfolio and the Treasury Bill Portfolio will be affected by changes in the prices and yields of U.S. Treasury securities.

   Although U.S. Treasury bonds are widely considered to be free of any risk of default, their open-market prices are affected by changes in the general level of interest rates. Prices of existing U.S. Treasury securities tend to rise when interest rates are falling, and tend to fall when interest rates are rising. Price fluctuations of long-term U.S. Treasury bonds, such as the bonds held by the Permanent Portfolio, can be as extensive as the price fluctuations of common stocks.

   Prices of U.S. Treasury bills and other short-term U.S. Treasury securities, including those held by the Treasury Bill Portfolio, also fluctuate in response to changes in interest rates. However, such fluctuations ordinarily are minimal.

   Short-term bonds. The short-term corporate bonds in which the Versatile Bond Portfolio and the Permanent Portfolio may invest are not guaranteed by the U.S. government or any government agency and hence are subject to some risk of default. The Portfolio protects against the risk of default (but does not eliminate it entirely) by diversifying its holdings and by investing only in bonds with remaining maturities of 24 months or less and that are rated "A," "AA" or "AAA" by Standard & Poor's. An "A" rating by Standard & Poor's means that the bond has strong capacity to pay interest and principal but is not as strongly protected against the adverse effects of changes in circumstances and economic conditions as bonds rated "AA" or "AAA." As an additional protection, the Portfolio invests only in bonds that in the opinion of the Fund's management are secure enough to escape default even under deflationary economic conditions. Open-market prices of short-term corporate bonds are affected by changes in the general level of interest rates; such price fluctuations are small in comparison with changes in prices of long-term corporate, municipal or U.S. Treasury bonds. Corporate bonds also may be subject to downward changes in their ratings by Standard & Poor's and to "call," or early repayment, at the option of the issuer. The calling of a bond that is trading at a premium over its face value could result in a loss of the premium to the bondholder.

   Foreign investments. The Permanent Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States.

   Stock in foreign companies may be held in the form of American Depository Receipts (ADRs). ADRs are certificates issued by a U.S. bank that represent the right to receive securities of a foreign company deposited in the same bank or in its correspondent bank. In addition, the Fund may direct its Custodian to leave gold, silver, Swiss franc assets and other investments in the custody of qualified foreign sub-custodians. The Fund may hold gold and silver bullion in the form of claim accounts with foreign banks.

   In many foreign markets there is less publicly available information about securities, including independent reports and ratings, than in U.S. markets, and accounting and auditing standards often are less strict and less reliable than in the U.S.

   Many foreign stock markets are not as developed or efficient as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable United States companies. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, banks and listed companies than in the United States.

   Tax planning. Each Portfolio of the Fund intends to pay per-share dividends only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code thereby avoiding corporate federal income tax on its income. If a Portfolio were to distribute to its shareholders less than the minimum amount required for any year, which the Fund considers unlikely, the Portfolio would become subject to federal income tax for that year.

   Target percentages and in-kind redemptions. To avoid liability for corporate federal income tax each year, a Portfolio must, among other things, derive at least 90% of its gross income from items including interest, dividends and gains on sales of securities. Gains on sales of gold and silver by the Permanent Portfolio do not qualify as "gains on sales of securities." Consequently, in the event of a rapid rise in prices of gold and silver, profitable sales of gold and silver (as might be required for the Permanent Portfolio to adhere to its Target Percentages) could subject the Portfolio to liability for corporate federal income tax. In order to avoid this adverse tax result, the Fund has reserved the right to require redeeming shareholders in the Permanent Portfolio to accept readily tradeable gold or silver bullion or bullion coins in complete or partial payment of redemptions. The bullion or coins would be selected by the Fund from the Permanent Portfolio's holdings.

   However, in order to reduce the possibility of inconvenience or loss to shareholders in the Permanent Portfolio, the Fund will require a redeeming shareholder to accept an in-kind redemption only if it has arranged a convenient opportunity for the shareholder promptly to sell the bullion or coins through a qualified broker or dealer at a cost not to exceed 2% of their value at the time of the redemption. In the event that a shareholder elected not to use this service, the Fund at its own expense would deliver the bullion or coins to the shareholder, or, at his request, to his local bank.

   For the shareholder, the tax consequences of an in-kind redemption generally would be the same as those of a cash redemption.

   Illiquid securities. The Permanent Portfolio may hold a maximum of 10%, and the Aggressive Growth Portfolio may hold a maximum of 5%, of its net assets in investments that have no ready market for resale and securities for which no readily available market quotation exists. Such types of illiquid securities may include investments in a broker-dealer subsidiary of the Fund in amounts not to exceed in the aggregate 1% of the Permanent Portfolio's net assets and 2% of the Aggressive Growth Portfolio's net assets. Neither the Treasury Bill Portfolio nor the Versatile Bond Portfolio will hold illiquid securities.

   Regulatory Matters. Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that World Money Managers, World Money Securities, Inc. and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: World Money Managers, Terry Coxon and Alan Sergy violated Section 206 of the Investment Advisers Act of 1940, as amended, through conduct that included improper self-dealing at the expense of the Fund; that World Money Managers received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during fiscal years ended January 31, 1990 and 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; that from August 1990 through July 1992, the Fund's Board of Directors did not include the proportion of disinterested directors as required by the Investment Company Act of 1940, as amended; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda
P. Murray in San Francisco, California. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. The Fund has incurred and will continue to incur certain expenses in connection with the allegations, including indemnification of the Respondents for their reasonable expenses related thereto.

   Unusual features. The Fund's Portfolios involve many unusual features, including the objectives of providing tax advantages, and investments in a foreign currency, foreign securities and precious metals. These features may result in administrative, financial or tax consequences that are entirely unforeseen.

ORGANIZATION AND MANAGEMENT

   The Fund was incorporated under the laws of Maryland on December 14, 1981, under the name "Permanent Portfolio Fund, Inc." and changed its name to "Permanent Portfolio Family of Funds, Inc." on August 10, 1988. The Fund was originally organized with a single portfolio which commenced operations as an investment company on October 15, 1982. That portfolio continues, with the same investment policy, and is now called the Fund's "Permanent Portfolio." The Fund's Treasury Bill Portfolio commenced operations on May 26, 1987, the Fund's Aggressive Growth Portfolio commenced operations on January 2, 1990, and the Fund's Versatile Bond Portfolio commenced operations on September 27, 1991. The Fund may offer additional Portfolios from time to time.

   The Fund's Board of Directors has the duty and responsibility of managing the business and affairs of the Fund. Three of the six directors are Independent Directors, who have no financial interest in the Investment Adviser. The special function of the Independent Directors is to assure that the Fund deals with the Investment Adviser at arm's length and solely for the benefit of the Fund's shareholders.

   The Fund holds meetings of its shareholders as may be required by Maryland law. Generally, each shareholder is entitled to cast one vote for each share he owns. A separate vote is taken when a matter affects only one Portfolio.

Investment Adviser

   The Fund retains World Money Managers (the "Investment Adviser") as its adviser under an Investment Advisory Contract dated June 19, 1996 (the "Contract"). The Investment Adviser is a limited partnership organized in August 1981 under the laws of the State of California. The Investment Adviser's general partners are Terry Coxon, who is also a limited partner in the Investment Adviser, and Terry Coxon, Inc., a California corporation wholly owned by Terry Coxon. The Investment Adviser's business consists, and has always consisted, solely of managing investment companies.

   The  Investment  Adviser  furnishes  the  Fund  continuously  with  suggested investment planning and investment advice. The Investment Adviser's responsibilities (which are performed on its behalf by Terry Coxon and Terry Coxon, Inc., its general partners; and by Alan Sergy and Michael J. Cuggino, its consultants) include making recommendations concerning the selection, purchase and sale of the Fund's investments (which are placed by the Fund's officers, Terry Coxon, its President; Alan Sergy, its Secretary; and Michael J. Cuggino, its Treasurer), and the day-to-day administration of the Fund's activities. All activities undertaken by the Investment Adviser on behalf of the Fund are subject to the general policy direction of the Fund's Board of Directors. The following sets forth certain information regarding Mr. Coxon, Mr. Sergy and Mr. Cuggino.

   Terry Coxon has been an investment adviser and author since 1976. Mr. Coxon has served as President and a director of the Fund since its inception in 1981, during all of which time he has shared primary responsibility for the activities of the Investment Adviser and the Fund described above. Mr. Coxon also has served as President and a director of Bullion Security Corporation, the sponsor of an investment trust, since its inception in 1987.

   Alan Sergy has been a registered investment adviser since 1974 and a trustee of Sergy Trusts since 1972. Mr. Sergy has served as Secretary and a director of Bullion Security Corporation since its inception in 1987; and as President and a director from its inception in 1987 until 1996, and as Secretary from 1990 until 1996 of World Money Securities, Inc. Mr. Sergy has been Secretary of the Fund since 1981, since which time he has shared primary responsibility for the activities of the Fund described above. Mr. Sergy, who has been a director of the Fund since 1986, also is responsible for the maintenance of all corporate records and for all communications with the Fund's shareholders.

   Michael J. Cuggino has been a Certified Public Accountant since 1988. He was employed by the Boston office of Ernst & Young and its predecessor company, Arthur Young & Company, in various audit and accounting capacities, including audit manager, from August 1985 until January 1991. In January 1991 Mr. Cuggino established an accounting practice in Petaluma, California. He served as Assistant Treasurer of the Fund, World Money Securities, Inc. and Bullion Security Corporation from August 1991 until December 1992. Mr. Cuggino has served as Treasurer: of World Money Securities, Inc. from 1993 until 1996; of Bullion Security Corporation since 1993; and of the Fund since 1993, when he began to share primary responsibility for the activities of the Fund described above.

   The Fund pays the Investment Adviser a comprehensive advisory fee monthly at the following annual rate:

   (i) for each Portfolio, 1/4 of 1% (0.250%) of the first $200 million of the Portfolio's average daily net assets; plus

   (ii) for the Fund as a whole, 7/8 of 1% (0.875%) of the first $200 million of the Fund's average daily net assets; 13/16 of 1% (0.813%) of the next $200 million of the Fund's average daily net assets; 3/4 of 1% (0.750%) of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% (0.688%) of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

   While the advisory fee is higher than the fees of other mutual funds, World Money Managers absorbs a substantial portion of the Fund's ordinary operating expenses as described below, a practice that benefits the Fund by limiting its expenses, simplifying its internal accounting and facilitating independent audits. The Investment Adviser also bears the Fund's distribution expenses. In addition, the Investment Adviser has voluntarily agreed to waive, for at least the current calendar year, the portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1% (0.625%), in the case of the Treasury Bill Portfolio, or 3/4 or 1% (0.750%), in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. Investors should note that the yields of those two Portfolios are enhanced by the fee waiver.

   The Fund also pays for its investment expenses (such as interest on borrowings, taxes and brokerage commissions), the salary expense of the Fund's officers, the fees and expenses of the Fund's directors, and any and all extraordinary fees, costs and expenses, including those associated with litigation, government investigations or administrative proceedings. The Investment Adviser bears all of the Fund's other ordinary operating expenses, which may include charges by the Fund's transfer agent, charges by the Fund's custodian, accounting fees, auditing and legal fees not associated with litigation, employee and consultant salaries and expenses, rent and occupancy, printing, postage, and general administrative expense. The Fund does not pay any of the Investment Adviser's general or administrative overhead expense.

   All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets.

   The ratio of expenses to average net assets for the last fiscal year was 1.49% for the Permanent Portfolio and 1.33% for the Aggressive Growth Portfolio; and the ratio, net of the fee waiver, was 90% for the Treasury Bill Portfolio and .97% for the Versatile Bond Portfolio. The Fund paid no brokerage commissions during the last fiscal year to its subsidiary corporation, World Money Securities, Inc., for portfolio transactions effected through the subsidiary. During the calendar year 1996 World Money Securities, Inc. ceased its operations and dissolved.

   The Investment Adviser has entered into an Administrative Agreement effective February 1, 1986, with Permanent Portfolio Information, Inc. ("Information"), which is one of its limited partners, whereby Information provides administrative and marketing services, such as designing and coordinating mailings and responding to inquiries from prospective Fund investors and shareholders. The Investment Adviser reimburses Information for its expenses and pays Information a fee of $6,000 per month. The Investment Adviser may enter into similar arrangements with other persons.

   The Investment Adviser also receives certain service charges paid by shareholders either directly or from their Shareholder Accounts. See "Service Charges."

CONSULTANTS

   The Fund and the Investment Adviser have entered into agreements with Harry Browne and Douglas R. Casey under which those individuals make themselves available for consultation with the Fund and the Investment Adviser on such matters as basic trends in domestic and international finance and on the criteria for evaluating investments. Neither of the consultants advises either the Investment Adviser or the Fund on the selection of specific investments for any Portfolio.

   Harry Browne is a financial author and lecturer. His books include: How You Can Profit from the Coming Devaluation, You Can Profit from a Monetary Crisis,
Complete Guide to Swiss Banks, New Profits from the Monetary Crisis, Inflation-Proofing Your Investments (co-authored with Terry Coxon), Investment Rule #1, Why the Best-Laid Investment Plans Usually Go Wrong, and The Economic Time Bomb. Mr. Browne writes an investment advisory letter, "Harry Browne's Special Reports."

   Douglas Casey is an investment author (Crisis Investing, Strategic Investing and The International Man) and the author of an investment advisory service, "Crisis Investing."

DISTRIBUTIONS AND TAXES

   For federal income tax purposes, each Portfolio is treated as a separate corporation.

   To reduce the amount of its income that is taxable currently, each Portfolio will, whenever practical and in accordance with its investment policy, offset taxable gains on sales of investments that have risen in price with tax losses from sales of assets that have fallen in price. In addition, the Permanent Portfolio may purchase bonds or notes at a market discount, thereby enabling the Portfolio to defer recognition for tax purposes of a portion of the return on such notes or bonds.

   Each Portfolio intends to continue to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This would permit the Portfolio to deduct distributions of its net investment income to its shareholders thereby avoiding corporate federal income tax on the income. Under applicable federal income tax provisions, "distributions" include per-share dividends and also include amounts paid to redeeming shareholders that represent their share of a Portfolio's undistributed income. For redeeming shareholders, however, the entire redemption proceeds generally are treated as proceeds from the sale of shares and not as a distribution of income or gain realized by the Fund. See "General Information" in the SAI.

   In order to reduce the current tax burden of a Portfolio's investors on their shares of the Portfolio's income and profits, each Portfolio intends to pay per-share dividends only in amounts judged sufficient by the Fund's Board of Directors to enable the Portfolio to qualify for treatment under Subchapter M thereby avoiding corporate federal income tax.

   The amount of a Portfolio's net investment income per share that is distributed through redemption payments rather than as per-share dividends is reflected for financial accounting purposes in the same Portfolio's net asset value per share. Thus, while the Fund's dividend policy may reduce a shareholder's tax burden on his share of a Portfolio's realized income and capital gains, it should not reduce the shareholder's total return (dividends plus change in net asset value) on his investment.

   Dividends, if any, are paid only once a year, ordinarily in December. Until paid, amounts earmarked for dividends are retained by the Portfolio from which they are payable and contribute to the Portfolio's net asset value and ability to earn interest, dividends and profits. Dividend payments reduce a Portfolio's net asset value per share.

   Shareholders may benefit from the Fund's dividend policy described under "Objectives and Policies," depending upon their personal tax circumstances. Generally, the benefits are greater for shareholders who hold their shares for longer periods. A shareholder who is accumulating assets over a period of years can achieve a higher after-tax return as a result of the Fund's dividend policy, since all of the portion of his return consisting of appreciation remains invested in the Fund, without any reduction by current federal income tax. A shareholder who redeems portions of his shares from time to time also may achieve a higher after-tax return as a result of the Fund's dividend policy, since the appreciation on his remaining shares may continue to remain invested in the Fund free of current federal income tax. (Such a shareholder should note, however, that his benefit is achieved by deferring, not by eliminating, the payment of taxes; thus his overall benefit may be small if he holds his shares for only a few years.) And, in the case of shares that pass to a shareholder's estate or heirs, the potential federal income tax liability for previous appreciation may be eliminated entirely through the operation of federal income tax provisions that grant a step-up in the tax basis of property left to an estate or heir. Other capital assets may provide similar tax advantages but be subject to different risks than an investment in the Fund.

   Dividends from net investment income and net short-term capital gains generally will be taxable to shareholders as ordinary income, even though in some cases the income will have been earned by the Portfolio before the investor became a shareholder. Dividends from net long-term capital gains, if any are paid by a Portfolio, generally will be taxable to shareholders as long-term capital gains regardless of how briefly their shares have been held and regardless of when the gains were earned by the Portfolio. Shareholders will be sent a statement no later than February 28 of each year showing their total distributions (during the preceding calendar year) from net investment income and short-term capital gains, and from long-term capital gains.

   Distributions may be automatically reinvested in additional shares of the same Portfolio if requested.


   The payor of a dividend on stock (as the Fund may be) may be required to withhold 31% of any reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to a noncorporate shareholder if that shareholder fails to provide the Fund with a valid taxpayer identification number. Other withholding requirements may apply to certain foreign shareholders.

   The Fund has incurred and will likely continue to incur a federal excise tax of four percent which is imposed on undistributed income and capital gains, if any, of a Portfolio. Undistributed income to which the excise tax applies would include amounts, if any, that the Fund in reliance on the judgment of its Board of Directors has not timely distributed under Subchapter M of the Internal Revenue Code. Such excise tax reduces a Portfolio's net asset value; however, such undistributed income and capital gain is retained by each Portfolio and is available to earn further interest, dividends and profits.

   Conversion Transactions. Under the provisions added to the Internal Revenue Code in 1993, all or a portion of any gain on certain "conversion transactions" is recharacterized as ordinary income, rather than capital gain. In the opinion of the Fund's management and counsel, based on the provisions' statutory language and legislative history, the provisions on conversion transactions do not apply to investments in the Treasury Bill Portfolio or the Versatile Bond Portfolio. However, no Treasury Regulations or Rulings have been issued interpreting these provisions, and it is therefore uncertain whether the Internal Revenue Service will agree with this conclusion. Accordingly, it remains uncertain whether the gain that a shareholder recognizes upon a redemption of shares in the Treasury Bill Portfolio or the Versatile Bond Portfolio will be taxed as ordinary income or as capital gain.

   In any event, regardless of the taxation of any recognized gains, the provisions on conversion transactions do not, in the opinion of the Fund's management and counsel, disturb the usefulness of the Treasury Bill Portfolio or the Versatile Bond Portfolio for deferring recognition of income.

COMPUTATION OF NET ASSET VALUES

   The Fund makes a separate calculation of each Portfolio's net asset value per share at the close of business of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) every day that the Exchange is open for trading ("business day"). All awaiting and accepted requests for purchases and redemptions of shares in each Portfolio are executed at a price equal to the Portfolio's net asset value per share as next computed following receipt thereof by the Transfer Agent.

   Investments are valued primarily at market value on the basis of the most recent price on the exchange on which they are principally traded, or, if not available, by a method which the Fund's Board of Directors in good faith believes accurately reflects fair value. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices. Short-term securities are marked to market daily. Gold and silver are valued at the closing spot price on the New York Commodity Exchange, a regulated U.S. commodity futures exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available will be valued in good faith by the Fund's Board of Directors.

   Current net asset value information for the Fund's Portfolios may be obtained by checking newspaper listings under the heading "Perm Port Funds" or similar abbreviation.

PURCHASE  OF SHARES  FROM THE FUND

   Shares in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio are offered for sale continuously by the Fund. Investors may purchase such shares directly from the Fund without payment of commission or sales load.

   The minimum initial investment in any Portfolio is $1,000. Shareholders may make additional investments at any time in minimum amounts of $100 per Portfolio. All requests for purchases of shares accompanied by payment therefore are effected at a price equal to the net asset value per share next computed after receipt of the properly completed request by the Transfer Agent.

   Initial Investment in the Fund. After reading this entire Prospectus, new investors should complete and sign the accompanying Shareholder Account Application. Mail the application, together with a check or money order payable through a U.S. bank for the amount of your initial investment, to Permanent Portfolio Family of Funds, Inc., c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208. (If you use an overnight delivery service other than U.S. mail, send your Application and check to Permanent Portfolio Family of Funds, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.) Please make your investment check payable to "Permanent Portfolio Family of Funds, Inc."

   Additional Investments by Mail. After your initial investment has been accepted, you will receive a confirmation of your purchase. A form which should be used to make additional purchases by mail will accompany the confirmation. (It will not be necessary to fill out another Shareholder Account Application, even if you are investing for the first time in a new Portfolio.) Please indicate clearly the Portfolio or Portfolios in which the additional investment is to be made.

   Additional Investments by Wire. Another way to add to your investment is by bank wire. To do so, send a bank wire to: State Street Bank and Trust Company, Boston, Massachusetts, ABA#011000028; Attention: Permanent Portfolio Family of Funds, Inc., Account #53839882. The bank wire must include your Shareholder Account number and a message indicating that you wish to make a purchase in a specific Portfolio(s) in the stated amount(s). (Your initial investment in the Fund may not be made by bank wire.) Your bank may assess a charge for use of a bank wire.

   If a shareholder sends money to the Fund without clearly indicating how it is to be invested, the Fund's policy is to treat the money as an investment in the Treasury Bill Portfolio.

   The Fund reserves the right to reject investments in part or in whole.

REDEMPTION OF SHARES BY THE FUND

   Shareholders may redeem all or some of their shares in any Portfolio.

  Subject to the limitations noted below, requests for redemption will be accepted on any business day. The price paid to the redeeming shareholder is the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request.

   Redemption requests must be accompanied by share certificates, if issued, and must be sent to the Transfer Agent. Shareholders may be required to use a redemption form provided by the Fund. The Fund may refuse redemption requests not made in the proper manner.

Written Redemption Requests

   Normally the shareholder's signature on a written redemption request (and on the share certificate, if issued) must match exactly the name on the Shareholder Account and must be guaranteed by an eligible guarantor institution which satisfies the Transfer Agent's written standards and procedures, a copy of which is available upon request to the Transfer Agent. Eligible guarantor institutions include banks, trust companies, brokers, dealers, municipal or government securities brokers or dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, or savings associations, provided that they are members of STAMP (Securities Transfer Agents Medallion Program). Signature guarantees from institutions that are not STAMP members and notarizations from notary publics will not be accepted. (Shareholders may verify that a guarantor institution is a member of STAMP by contacting the STAMP administrator, Kemark Financial Services, at 1-800-348-2724, or the Transfer Agent.) The signature guarantee must be in proper form and undated. For protection of the shareholder and the Fund, additional documentation may be required for redemption of shares held in corporate, partnership, trust, or fiduciary accounts.

   However, by completing the appropriate section of the Shareholder Account Application ("Redemption by Telephone and Without Signature Guarantee," of the Application), an investor may authorize the Fund to honor redemption requests without signature guarantee. The lack of the signature guarantee does not render the Fund responsible for the authenticity of the signature or of telephone redemption requests. While the Fund will employ reasonable procedures to confirm telephone instructions, such as verification of certain information with the caller, the investor will bear the risk of loss from any such request that is unauthorized. Such a redemption request would be processed as though it had been made by telephone (see below), and the cash proceeds would be sent by check or, if requested, by bank-to-bank wire to the shareholder's bank account.

   Investors who wish to avoid the possible inconvenience and delay of obtaining an acceptable signature guarantee should carefully consider authorizing the Fund to accept redemption requests without signature guarantee.

Telephone Redemption Requests

   A shareholder who has authorized the Fund to honor redemption requests without signature guarantee may submit redemption requests by telephone. Telephone requests are made by calling the Transfer Agent at 1-800-341-8900 or 1-617-557-8000. Unless applied to the purchase of shares in another Portfolio (see "Shareholder Account Services and Privileges -- Portfolio Switching"), the cash proceeds of redemptions requested by telephone or in writing without a signature guarantee will be sent by check, via first-class mail. As an optional alternative, the redeeming shareholder may request that the cash proceeds be sent by bank-to-bank wire. Whether remitted by check or by bank wire, the redemption proceeds will be addressed only to the shareholder's U.S. commercial bank account (not to an account at a savings bank, savings and loan association, credit union or other thrift institution).

   If the redeeming shareholder requests a wire transfer, the Transfer Agent's bank will charge the shareholder its customary fee for a wire transfer, which currently is $8. The fee will be deducted from the proceeds of the redemption. A shareholder should ascertain and verify that his bank will accept a "federal funds" wire transfer before requesting that the proceeds of a redemption be sent by bank wire. Failure to do so may result in delay in receiving the redemption proceeds and in additional bank-wire fees which will be charged to the shareholder.

   No telephone requests will be honored to redeem shares for which certificates have been issued and are outstanding.

   Telephone redemptions of shares held in an IRA Plan will be accepted only if the proceeds are to be applied to the purchase of shares in another Portfolio or are otherwise to be reinvested within the Fund's IRA Plan. See "Shareholder Account Services and Privileges -- Portfolio Switching."

Redemption Limitations

   The Fund ordinarily will honor a valid redemption request at the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request, and by law must pay it within seven calendar days following the redemption. However, the Fund may delay payment of a request to redeem shares purchased by check until the Fund is certain that the check has cleared, which may take up to 15 calendar days after the issuance of the shares. A shareholder may avoid this delay by purchasing shares with a cashier's check. Shares for which certificates have been issued may not be redeemed until the certificates have been returned to the Transfer Agent. Neither the Fund, the Investment Adviser, the Transfer Agent, nor any of their agents is responsible for losses sustained by a shareholder as a result of their acting on any authorized instruction or authorization on the shareholder's Shareholder Account Application or otherwise in connection with redemption of his shares in the Fund.

   The right to redeem may be limited or suspended by the Fund, or the payment date postponed, for any period during which the New York Stock Exchange is closed or during any emergency or other period for which the Securities and Exchange Commission has permitted or required a suspension for the protection of shareholders.

   The Fund may redeem an investor's shares in any Portfolio at any time that the value of the shares is less than $500 other than by reason of a decline in their net asset value. The Fund will notify such an investor at least 30 days prior to effecting such a redemption.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   When an investor makes his initial investment in one of the Fund's Portfolios, a Shareholder Account is opened in accordance with his application. Subsequent investments by the shareholder in any Portfolio will be added to his same Shareholder Account. Fund shareholders will receive a confirmation statement showing each transaction in their Shareholder Account, along with a summary of the status of the account as of the transaction date. A shareholder may inquire about his Shareholder Account by mail or by telephone. See "Custodian, Transfer Agent, and Dividend-Disbursing Agent." Investors who purchase or redeem shares in the Fund through a broker-dealer may be charged a transaction fee by the broker-dealer, who may place such orders by telephone in accordance with the Fund's procedures.

   Certain optional services and privileges are available with a Shareholder Account, as described below. Some of the services involve a fee; a shareholder will incur the fee only if he uses the service. Shareholders who do not use a particular service do not bear the cost of providing the service to other shareholders.

Portfolio Switching

   Shareholders may redeem shares in one Portfolio and simultaneously invest the proceeds in another Portfolio. Such a transaction would constitute a taxable event to the Shareholder. By completing the appropriate section of the Shareholder Account application ("Portfolio Switching (Exchange)"), an investor may authorize the Fund to accept portfolio switching instructions by telephone and in writing without a signature guarantee. Each Portfolio Switch is subject to a charge of $5 by the Fund's Investment Adviser. If you are unable to execute a Portfolio Switch by telephone (such as a failure of the telephone system), you should consider sending your Portfolio Switch request by mail.

   An individual who has both a regular Shareholder Account and an IRA Plan in exactly the same name may use a Portfolio Switch to redeem shares from his regular account and purchase shares in his IRA Plan. An IRA contribution effected in this manner is subject, for federal income tax purposes, to the same conditions and limitations that apply to all IRA contributions.

Automatic Reinvestment

   A shareholder may request that all dividends, including distributions of long-term capital gains, be automatically reinvested in shares of the same Portfolio.

   A shareholder's tax liability for dividends is not reduced by reinvesting the dividends (whether through the Automatic Reinvestment Plan or otherwise) in additional Fund shares.

Systematic Withdrawal Program

   An investor whose Shareholder Account totals at least $5,000 may establish a Systematic Withdrawal Program under which shares with a value predesignated by him (but at least $100) are automatically redeemed either monthly or quarterly. Withdrawal payments ordinarily will be mailed within five business days after the end of the withdrawal period.

   Systematic Withdrawal payments are financed by the automatic redemption from the Shareholder's Account of the necessary number of shares to pay the shareholder the amount of cash requested. Redemptions ordinarily are made on the 3rd business day of the month. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance Systematic Withdrawal payments of a given amount will vary from payment to payment.

   If a shareholder owns shares in more than one Portfolio, he may designate the Portfolio from which the redemptions under a Systematic Withdrawal Program will be made.

   A Systematic Withdrawal Program may be terminated or suspended at any time, either by the shareholder or by the Fund. No separate charge is made for a Systematic Withdrawal Program; the costs of administering the Program are borne by the Investment Adviser.

Individual Retirement Account Plan

   Eligible taxpayers may contribute up to $2,000 per year of income earned from wages, salary and self-employment to an Individual Retirement Account ("IRA"). Such annual contributions generally are deductible by the taxpayer in computing his adjusted gross income for federal income tax purposes, if he does not participate in an employer sponsored retirement plan or if his adjusted gross income does not exceed certain limits. All investment earnings in an IRA accumulate tax free until withdrawn, usually at retirement. In addition, deductible contributions can be made to an IRA for the non-employed spouse of a person who is employed. With certain limitations, amounts withdrawn from an IRA or received as a lump-sum distribution from a corporate pension or profit-sharing plan or from a Keogh plan can be rolled over without tax into a new IRA.

   Under the terms of the Fund's IRA Plan, contributions are invested in shares of the Portfolio(s) selected by the shareholder, and all dividends and distributions are reinvested in additional shares of the same Portfolio(s).

   State Street Bank and Trust Company, Boston, Massachusetts (which is the Custodian of the Fund's assets) acts as custodian for each Shareholder Account opened under an IRA Plan and charges the fees described in the IRA Plan materials which are available upon request to the Information Office.

   Shareholder services available with a regular Shareholder Account (including Portfolio Switching, Automatic Reinvestment and Systematic Withdrawal Program) are also available with an IRA Plan, but subject to such limitations as the Fund or the IRA Plan custodian may impose from time to time, and subject to a separate account maintenance fee. Shares held in an IRA Plan may not be redeemed by means of a check redemption, nor may they be redeemed by telephone except as part of a Portfolio Switch.

Check Redemptions -- Treasury Bill Portfolio and Versatile Bond Portfolio Only

   Investors who have completed the appropriate section of the Shareholder Account Application ("Redemption by Check") may redeem shares in the Treasury Bill Portfolio or in the Versatile Bond Portfolio by writing a redemption check, as explained below. Such checks may be deposited by a shareholder in his local bank account or used to make payments to third parties.

   A book of personalized checks drawn on Chase Manhattan Bank, N.A. will be sent upon request to a shareholder maintaining a regular Shareholder Account. The checks will be pre-printed for use with the Portfolio for which the shareholder requests check redemption. (Shareholders wishing to write checks on both Portfolios will be provided with two separate books of checks.) When a check signed by the shareholder is presented for payment by Chase Manhattan Bank, N.A., the Fund redeems a sufficient number of the shareholder's shares in the appropriate Portfolio to pay the check. Please note that a check can be used to redeem shares only in the Portfolio pre-printed on the face of the check.

   Shares for which certificates have been issued and not returned to the Transfer Agent may not be redeemed by check! Please do not write redemption checks for which insufficient shares are available; such checks will be returned unpaid, and your Shareholder Account will be charged a "bad check" fee of $25. Neither the Fund nor its Investment Adviser or Transfer Agent bears any responsibility in regard to the payment or non-payment of redemption checks by Chase Manhattan Bank, N.A.

   The check redemption privilege is offered by the Fund as a convenience to its shareholders. There is no limit to the number of checks a shareholder may write, nor is any minimum check amount required. However, check redemptions are not intended to be used as a substitute for a bank checking account. The fee for each check redemption is $1, which is collected by redeeming an additional fraction of a share from the Shareholder's Account.

   Shares held in an IRA Plan may not be redeemed by the check redemption privilege.

Limitations

   The Fund's management has designed the foregoing services and privileges in accordance with its intention to provide its shareholders with a flexible tool for their investing. However, the Fund reserves the right to limit or suspend check redemption, portfolio switching (on 60 days' notice for a material change), automatic reinvestment or systematic withdrawal services at any time without notice.

SERVICE CHARGES

   Each shareholder pays the Fund's Investment Adviser an account maintenance fee of $1.50 per month, whether he invests in one or in more than one Portfolio. No additional fee is charged for an IRA Plan Account maintained by a shareholder who also maintains a regular Shareholder Account in exactly the same name and address.

   At the shareholder's option, the fee may be paid annually by check. Otherwise, the fee is collected once a year, usually in December or January, from any dividends payable to the shareholder. If the shareholder's dividends are insufficient to pay the fee, the Fund will redeem a sufficient number of shares to pay the remaining amount, redeeming first from the Treasury Bill
Portfolio, next from the Permanent Portfolio, next from the Versatile Bond Portfolio, and lastly from the Aggressive Growth Portfolio. If a shareholder invests both through a regular Shareholder Account and also through an IRA Plan Account in exactly the same name and with the same Social Security number, and if the shareholder does not pay the fees for the two accounts separately by check, they will be collected first from dividends on, and/or redemption of, shares held in the regular Shareholder Account rather than by drawing on the IRA Plan Account.


   Any accrued but unpaid account maintenance fee will be collected from the amount owed to a shareholder who closes his Shareholder Account during the year.

   The account maintenance fee offsets a portion of the recurring costs associated with maintaining each Shareholder Account. Such costs could include charges by the Fund's Transfer Agent for shareholder accounting and data processing; printing of the Fund's annual and interim financial reports sent to shareholders; printing of shareholder proxy materials and the tabulation of shareholder proxies not deemed extraordinary expenses as defined by the Contract; postage associated with mailing reports, shareholder statements and other materials to shareholders; and costs of maintaining the "800" telephone lines to the Transfer Agent and the Investor's Information Office. The Investment Adviser collected a total of $131,703 in account maintenance fees in the last fiscal year, all of which was used by the Investment Adviser to pay for a portion of the recurring costs referred to above. The Investment Adviser believes that the amounts paid by it for such costs were lower than those which the Fund might have paid to obtain comparable services from unaffiliated parties.

   All mutual funds incur similar expenses. Most funds pay them directly, a practice which reduces their shareholders' net investment income per share and/or net asset value per share. The Fund, however, asks each of its shareholders to pay an account maintenance fee in order to avoid any such reduction in net income or net asset value per share.

   For an investor, account maintenance fees generally are a tax-deductible investment expense, subject to the general limitations on the deductibility of such expenses.

   The Investment Adviser charges each investor a one-time account start-up fee of $35. An investor pays this fee only once, even if he invests in more than one Portfolio, and even if he maintains both an IRA Plan Account and a regular Shareholder Account with the Fund in exactly the same name and address. This fee is deducted from the investor's initial investment and will be deducted a second time only if a former shareholder opens a new Shareholder Account.

   The one-time account start-up fee offsets a portion of the costs associated with establishing an account for each shareholder. The Fund's Board of Directors considers that the amount of such fee is lower than that which the Fund might have paid to obtain comparable services from unaffiliated parties.

   A current shareholder may invest in one or more additional Portfolios without incurring an additional account start-up fee.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

   The  Fund's   custodian  is  State   Street  Bank  and  Trust   Company  (the
"Custodian"), located in Boston, Massachusetts.

   The Fund's transfer agent and dividend-disbursing agent is Chase Global Funds Services Company (the "Transfer Agent"), telephone number 1-800-341-8900 or 1-617-557-8000. The Transfer Agent's primary offices are located at 73 Tremont Street, Boston, Massachusetts 02108. Correspondence should be addressed to P.O. Box 2798, Boston, Massachusetts 02208.

REPORTS

   The Fund sends its shareholders financial statements, including a report of each Portfolio's investment holdings, every six months. The Fund's fiscal year ends on January 31. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders for the year ended January 31, 1997. The report of KPMG Peat Marwick LLP on the aforementioned financial statements and financial highlights contains an explanatory paragraph that states that the Securities and Exchange Commission instituted public administrative and cease-and-desist proceedings on January 13, 1997, against the Fund's Investment Adviser, a wholly owned investment of the Permanent Portfolio, and two of the Fund's directors and officers. A copy of the Annual Report to Shareholders is available without charge from the Investor's Information Office.

   KPMG Peat Marwick LLP has been selected by the Board of Directors as the independent auditors for the Fund for the fiscal year ending January 31, 1998.

Advertising

   From time to time the Fund may advertise its yield or total return in accordance with the following applicable federal securities regulations. Yield for the Treasury Bill Portfolio will be calculated by determining the net change (exclusive of capital changes) in the value of one share over a specified 7-day period, assuming purchase of additional shares with dividends on the original share and additional shares, deducting the account maintenance fee, and annualizing the resulting figure. For effective yield, the result will be compounded. Yield for the Fund's other Portfolios will be calculated by dividing the net investment income per share earned during a specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Average annual total return will be calculated by determining the percentage change in value of $1,000 invested at net asset value for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions, deduction of all fees and expenses except the one-time account start-up fee, and complete redemption of the investment at the end of the respective periods.

   No person is authorized to give any information or to make any representation not contained in this Prospectus in connection with the matters described herein. If given or made, such information or representation must not be relied upon as having been authorized.

           INVESTMENT ADVISER                                   THE
             World Money Managers                            PERMANENT
             Terry Coxon, General Partner                    PORTFOLIO
             625 Second Street                            Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111
                                                             including
                                                      the Permanent Portfolio,
                                                           (Symbol PRPFX)
                                                   the Treasury Bill Portfolio,
                                                           (Symbol PRTBX)
                                                   the Versatile Bond Portfolio
                                                           (Symbol PRVBX)
                                                                 and
                                                 the Aggressive Growth Portfolio
                                                           (Symbol PAGRX)
                                                            Prospectus

         Investor's Information Office
                 P.O. BOX 5847
               Austin, Texas 78763
                 1-800-531-5142
            or 1-512-453-7558 direct
     or 1-512-453-2015 by telecopier (FAX)

STATEMENT OF                                                        July 3, 1997
ADDITIONAL
INFORMATION







                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                 625 Second Street - Petaluma, California 94952




    THIS STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") OF PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. (THE "FUND") IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JULY 3, 1997 (THE "PROSPECTUS"). THE PROSPECTUS AND THE FUND'S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JANUARY 31, 1997 MAY BE OBTAINED WITHOUT CHARGE BY REQUEST TO THE INVESTOR'S INFORMATION OFFICE, P.O. BOX 5847, AUSTIN, TEXAS 78763.


    THE FUND'S PERMANENT PORTFOLIO RESERVES A LIMITED RIGHT TO REDEEM ITS SHARES IN KIND IN CERTAIN CIRCUMSTANCES, AS EXPLAINED HEREIN UNDER THE HEADING "REDEMPTION OF SHARES BY THE FUND - IN-KIND REDEMPTIONS."

                               TABLE OF CONTENTS


OBJECTIVES AND POLICIES......................................................1
    The Four Portfolios......................................................1
    Investment Strategy......................................................1
        Permanent Portfolio..................................................1
        Treasury Bill Portfolio..............................................2
        Versatile Bond Portfolio.............................................2
        Aggressive Growth Portfolio..........................................2
    Investment Categories....................................................3
    Illiquid Investments.....................................................6
    Offsetting and Indirect Investments......................................7
    Strategic Portfolio Adjustments..........................................11
    Investment Restrictions..................................................12
MANAGEMENT...................................................................14
    Investment Adviser.......................................................14
    Directors and Officers...................................................15
    Compensation.............................................................15
CONSULTANTS..................................................................16
DISTRIBUTIONS AND TAXES......................................................16
    Foreign Taxes............................................................17
COMPUTATION OF NET ASSET VALUES..............................................17
PURCHASE OF SHARES FROM THE FUND.............................................18
REDEMPTION OF SHARES BY THE FUND.............................................18
    Redemption Limitations...................................................18
    In-Kind Redemptions......................................................18
    Tax Consequences of In-Kind Redemptions..................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................19
TRANSFER AND DIVIDEND-DISBURSING AGENT.......................................21
CUSTODIAN....................................................................21
GENERAL INFORMATION..........................................................21
    Organization and Capitalization..........................................21
    Income Equalization Accounting...........................................22
    Calculations of Performance Data.........................................22

    After-Tax Returns........................................................23

FINANCIAL STATEMENTS.........................................................24

OBJECTIVES AND POLICIES
The Four Portfolios

    The Fund has four separate portfolios (the "Portfolios"), the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio.

    The Permanent Portfolio invests a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as U.S. Treasury bills, notes and bonds. The Permanent Portfolio's objective is to preserve and increase the purchasing power value of its shares over the long term.

    The Treasury Bill Portfolio invests in short-term U.S. Treasury bills, and may also invest in U.S. Treasury bonds and notes having a remaining maturity of thirteen months or less. The Portfolio's objective is to earn high current income for the Portfolio, consistent with safety of principal.

    The Versatile Bond Portfolio invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio's objective is to earn high current income for the Portfolio, while limiting risk to principal.

     The Aggressive Growth Portfolio invests in U.S. stock market investments selected for high profit potential. The Aggressive Growth Portfolio's objective is to achieve high long-term appreciation in the value of its shares.

Investment Strategy
    Permanent Portfolio

    The Permanent Portfolio's investment policies reflect the opinion of the Fund's management that it is impossible to forecast inflation rates or other economic events with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. An investment vehicle such as the Permanent Portfolio, whose goals include the preservation of purchasing power, should acknowledge a broad range of economic possibilities and, in order to preserve purchasing power over the long term, should incorporate investments for each of them. In the opinion of the Fund's management, economic possibilities for the future are limited to the following:

     1. Rising inflation. From 1960 through 1980 the rate of inflation generally, with intermittent pauses and reversals, rose. The inflation rate generally fell from 1980 through 1992. The Fund's management believes that if the pattern of rising inflation resumes, the investments most likely to appreciate would include gold, silver, Swiss franc assets, and interests in real estate and natural resources. Gold, silver, real estate, and natural resources tend to be profitable during periods of rising inflation because inflation and the fear of further inflation add to investor demand for assets whose values are not denominated in a fiat (non-convertible) currency. Swiss franc assets tend to appreciate during periods of rising inflation because, although the Swiss franc is a fiat currency, the Swiss government traditionally has acted with a high degree of restraint in permitting the issuance of new currency. Such restraint is generally taken to indicate that a currency will preserve its purchasing power. If the rate of inflation does rise, the prices of common stocks (other than those of real estate and natural resource companies) and, more especially, of dollar assets, are likely to decline.

    2. Abruptly-slowing inflation. Most periods of extended inflation in U.S. history have been followed by abrupt declines in the rate of inflation and, in many cases, by deflation. The Fund's management believes that if inflation should decline abruptly (or deteriorate into a deflation), the investments most likely to appreciate would include previously issued dollar assets such as U.S. Treasury securities, since interest rates on newly issued dollar investments of these types tend to decline during periods of declining inflation, thus increasing the value of previously issued securities. If the rate of inflation does decline abruptly, it is likely that gold, silver, Swiss franc assets, and most common stocks would decline in value.

     3. Gradually-slowing inflation. In the event that the rate of inflation declines slowly (a "soft landing") and the economy escapes the trauma that has followed most inflations, the Fund's management believes that common stocks would be among the investments most likely to appreciate. The results for stock market issues that tend to rise and fall to a greater degree than the stock market as a whole (the types of issues that the Fund's management attempts to identify and include in the Permanent Portfolio's investment portfolio as aggressive growth stocks) would be especially favorable. In the opinion of the Fund's management, common stocks tend to appreciate during periods of gradually declining inflation because the effective rate of taxation faced by most operating businesses declines in step with the inflation rate (due to the interaction between inflation and the depreciation allowances provided for under the Internal Revenue Code), and because the occurrence of a soft landing indicates that the economy will not suffer the disruption associated with an abrupt decline in inflation. If the rate of inflation does decline gradually, it is likely that gold, Swiss franc assets, and the stocks of real estate and natural resource companies would decline in value.

    The Permanent Portfolio attempts to achieve its objective by maintaining a combination of investments whose purchasing power as a whole should hold steady or increase in the variety of economic circumstances listed above. The Fund's management is able to make no assessment as to the current state of the economy and has no opinion as to the occurrence of any particular economic possibility for the future.

    As indicated above, the Permanent Portfolio's investments include gold, silver, Swiss franc assets, various stock market issues, and dollar assets. The investment categories were selected and the Target Percentages assigned in accordance with the Fund's management's opinion of the volatility of the investments, and their past and anticipated future performances in varying economic circumstances. Of course, the Fund has no control over the manner in which particular investments respond to changes in economic conditions. For example, even in an inflationary climate there may be large-volume sellers of gold or silver whose actions would tend to depress the prices of those commodities.

    Treasury Bill Portfolio

    The Treasury Bill Portfolio's investment policies reflect the opinion of the Fund's management that among investors' primary goals for their cash holdings are safety and liquidity plus, when possible, a way to reduce the tax burden on the income that cash can earn on money market investments. The Treasury Bill Portfolio was designed for investors who wish to avoid the risk of large price declines that can occur in the stock and bond markets and who are concerned about the safety of banks, savings institutions and other money market funds, but who desire tax planning to achieve a higher after-tax return than is possible with an ordinary money market fund and check-writing privileges. The Treasury Bill Portfolio therefore invests only in U.S. Treasury securities and provides those shareholder services described in the Prospectus under the heading "Shareholder Account Services and Privileges," and follows the dividend and tax-planning policies described in the Prospectus under "Objectives and Policies" and "Distributions and Taxes."

    Versatile Bond Portfolio

    The Versatile Bond Portfolio's investment policies reflect the opinion of the Fund's management that short-term (24 months or less), investment-grade (Standard & Poor's ratings of "A" or higher) corporate bonds historically have provided high returns and their price fluctuations ordinarily are mild. Constructing a portfolio from such bonds can be a formula for achieving high current income without bearing the serious risks of buying junk bonds or long-term corporate, municipal or U.S. Treasury bonds. In addition, the Versatile Bond Portfolio follows the same dividend and tax-planning policies as the Fund's other Portfolios.

    Aggressive Growth Portfolio

    The Aggressive Growth Portfolio's investment policies reflect the opinion of the Fund's management that the stock market has been the most successful long-term investment since 1926, and that an investor seeking to construct his own investment portfolio should include an investment whose profitability is linked directly to the stock market. The Fund's management believes that stocks have been the most successful long-term investment because stocks represent ownership in the engines of wealth -- factories, mines, airlines, telephone systems, research laboratories, publishing companies, financial service organizations and other productive enterprises -- that turn out the goods and services people need and want. Stock market investments have earned the best profits because they feed capital to these engines of wealth, making them even more productive.

    Stock market investors, however, need caution. While the stock market's total return has been high, it has not been smooth or steady. Most stocks are riskier than bonds or money market instruments; and, unlike gold, stocks are vulnerable to inflation. And there is no guarantee that the economic growth that underlies long-term stock market profits will continue in the future, which is one reason a prudent investor should carefully consider how much of his capital to invest in stocks. Stocks are tightly linked to the real world of production and commerce, and any shock in the economy (inflation, recession, political turmoil, bad news of any kind) can translate into a shock for the stock market. For an investor who holds only a limited portion of his investment portfolio in stocks, the Fund's management believes that the stocks that the investor holds should be volatile, the kinds of stocks whose prices move faster and farther than the stock market as a whole. In addition, volatile stocks can reduce such an investor's portfolio's overall risk by minimizing the share of his portfolio that needs to be devoted to stocks. With less of his overall portfolio allocated to stocks, the investor is less vulnerable to any single economic event -- such as inflation, deflation, or recession -- that might be disastrous for the stock market as a whole.

    The Aggressive Growth Portfolio invests in U.S. companies whose stocks have been selected for their high, long-term appreciation potential (higher than for the stock market as a whole). With such a selection, when the stock market as a whole rises, the value of shares in the Aggressive Growth Portfolio should rise more. Of course, no selection of stocks can be guaranteed to "outrun" a rising market. While the Aggressive Growth Portfolio's stocks involve more risk than the average stock, especially when the stock market as a whole is declining, they also offer greater potential reward. During bull markets in stocks, volatile stocks can put the investor on the "fast track" to high stock market prices because, in the opinion of the Fund's management, stocks in general typically gain much more during periods when the stock market as a whole is rising than they lose during periods that follow when the stock market as a whole is declining. Therefore, the Fund's management believes that in the long term volatile stocks should outperform other stocks and can yield large profits from a relatively small investment.

    The Aggressive Growth Portfolio is fully invested in the stock market at all times. It does not take on the unnecessary risks that come with attempts to switch in and out of the market. Its "fully-invested" policy assures that it will not miss out on a bull market in stocks because it has mistakenly decided to sit on the sidelines. And the Aggressive Growth Portfolio follows the same dividend and tax-planning policies as the Fund's other Portfolios.

    Investors in the following circumstances may find that the Aggressive Growth Portfolio can help to achieve their objectives. An investor who has only recently begun investing and has many earning years ahead of him may be willing to bear short-term risks for his capital, in order to maximize long-term appreciation. An investor whose wealth is mostly tied up in real estate, annuities, life insurance, pension plans or trusts should use whatever cash is available to him for a stock market investment in a way that is most effective. An investor who owns high-yielding stocks (those that pay high taxable dividends) may improve his after-tax return by replacing the high-yielding issues with shares in the Aggressive Growth Portfolio. Although this may tend to increase the short-term volatility of his stock market holdings, the Portfolio's tax planning could permit more of his stock market profits to be retained, instead of being lost to current taxes, so that his capital may grow faster. And an investor who is interested in short-term stock trading may acquire shares in the Portfolio whenever he believes the time is right to invest in stocks, knowing that the Portfolio is always fully invested in stocks and being able to take advantage of the fact that the Portfolio invests only in volatile stocks. Thereby he can maintain a larger position in the stock market without risking too much of his speculative budget.

Investment Categories

    Dollar assets. The Prospectus describes the investment categories and Target Percentages of the Fund's Permanent Portfolio. As a further elaboration on the Dollar asset investment category, and for information regarding the holdings of the Treasury Bill Portfolio and the Versatile Bond Portfolio, please see the box on the following page. Any dollar asset is subject to default risk, that is, the risk that the issuer's promise to make payment will not be kept. The Fund's management attempts to reduce this risk to a very low level by purchasing high-grade dollar assets, i.e., those which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions. Consequently, the Portfolios do not invest in certificates of deposit or commercial paper, even though the yields on such investments may be higher than the yields on high-grade dollar assets. Long-term dollar assets, and, to a lesser extent, short-term dollar assets, are subject to the risk of rising interest rates. As rates rise, as they tend to do during periods of rising inflation, the market values of dollar assets decline. See the discussion under "Investment Strategy - Abruptly-slowing inflation" above. The degree to which the Permanent Portfolio through its dollar assets is exposed to the risk of rising interest rates can be measured by the average length to maturity (the "term structure") of the Permanent Portfolio's net dollar assets (the amount of the Permanent Portfolio's dollar assets reduced by any outstanding borrowings). The greater the average length to maturity, the greater the risk. The average length to maturity of the Permanent Portfolio's net dollar assets will not exceed 15 years. For purposes of computing the average length to maturity of the Permanent Portfolio's dollar assets, the following method is used:

     (i) multiply the value of each dollar asset by the length of time until its maturity;

    (ii) compute the sum of the results of (i);

   (iii) from the result of (ii),  subtract the sum of the amount of each debt
         (including  reverse  repurchase   agreements)  owed  by  the  Permanent
         Portfolio multiplied by the length of time until its repayment is due;

    (iv) divide the result of (iii) by the Permanent Portfolio's average net dollar assets.

                            HIGH-GRADE DOLLAR ASSETS

     U.S. Treasury Bills. Treasury bills are short-term (52 weeks or less) loans to the U.S. Government. Treasury bills are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. Treasury bills are actively traded in the open market. Because of their short time to maturity, their day-to-day price fluctuations are small.

     U.S. Treasury Notes and Bonds. Treasury notes and bonds are long-term (as long as 30 years) loans to the U.S. Government. Like Treasury bills, they are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as free of any risk of default. Treasury notes and bonds are actively traded in the open market. Because of their long maturities, they are subject to larger day-to-day fluctuations in price than Treasury bills.

     U.S. Government Agency Securities. Short-term notes and long-term bonds are also issued by various agencies of the U.S. Government or by enterprises sponsored by the U.S. Government, such as the Federal National Mortgage Association and the Government National Mortgage Association. Most such notes and bonds are not full-faith-and-credit obligations of the U.S. Treasury and generally do not carry a direct guaranty by the U.S. Government itself. However, because their issuers exist to carry out government programs, these securities are generally regarded as having negligible risk of default.

    High-Grade Corporate Bonds. High-grade corporate bonds are debt obligations of corporations with a Standard & Poor's rating of "A" or higher and a remaining time to maturity of 24 months or less, and may include corporate notes and debentures. Such bonds are not guaranteed by the U.S. Government and are subject to some risk of default; however, the risk of default generally is considered to be very low. Such bonds also are subject to price fluctuations caused by changes in open-market interest rates; however, such fluctuations are much smaller than for long-term bonds and are only slightly greater than for U.S. Treasury bills. The Permanent Portfolio may invest in high-grade corporate bonds which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions.

    Banker's Acceptances. A banker's acceptance is a post-dated check written by a business (not necessarily a major corporation) that has been "accepted" and guaranteed by a bank. Usually, the post-dating is for no more than nine months. The types of acceptances which the Permanent Portfolio would acquire are those which are actively traded in the open market.

    There are two, often three, guaranties behind a banker's acceptance. First, the acceptance is an obligation of the bank that has accepted it. Second, if the accepting bank should default on its obligation, the business that wrote the accepted check ordinarily would be responsible for making payment to the investor. Third, an acceptance is often secured by a pledge of merchandise or other property. Banker's acceptances are generally regarded as among the safest of all privately issued, short-term dollar assets. The Fund's management considers banker's acceptances, with their multiple backings, to be significantly safer than certificates of deposit, which represent the obligation of a single entity.

    Repurchase Agreements. In a repurchase agreement, the Permanent Portfolio buys an investment (the "underlying security"), such as a Treasury bond, that the seller agrees to buy back at a later date for a stated price. Repurchase agreements entered into by the Permanent Portfolio will generally run for seven days or less. The Permanent Portfolio earns interest on the transactions either in the form of an explicit payment or in the form of a differential between the purchase price and the repurchase price.

    Repurchase agreements may be considered loans to sellers of the underlying securities, with those securities constituting the collateral for the loans. The Permanent Portfolio would suffer a loss on a repurchase agreement if the seller defaulted on his obligation to repurchase the underlying securities when the value of the securities had declined to less than the agreed upon repurchase price. In order to reduce the risk of loss from such transactions, the Permanent Portfolio will enter into repurchase agreements whose underlying securities are only U.S. Treasury securities, U.S. Government Agency securities, and banker's acceptances, which in the opinion of the Fund's management present only a very small risk of default.

    The Permanent Portfolio generally will enter into repurchase agreements only with banks. It may enter into a repurchase agreement with a broker-dealer provided that the agreement is fully collateralized and "marked to market" daily (which would require sufficient adjustments of cash or collateral to be made each day so that the current value of the collateral is at least equal to the amount of the loan including accrued interest thereon). Such collateral would be deposited with the Fund's custodian.

                                 DOLLAR ASSETS

    Attached to this SAI as Appendix A are two tables that show the historical performance of various types of dollar assets from December 1981 to January 1997. The dollar assets and their respective sources of data are the following:
30-year U.S. Treasury bonds ("T-Bonds"), coupon-equivalent yield reported by Bank of America; 20-year U.S. Government Agency bonds through January 1995 and 30-Year U.S. Government Agency bonds thereafter ("Agency Bonds"), coupon-equivalent yield reported by Bank of America; short-term, high-grade corporate bonds ("STHG Bonds"), average of coupon-equivalent yields for corporate bonds with maturities of one to two years and rated "A" or higher by Standard & Poor's included in the Salomon Brothers Broad Investment Grade Bond Index; 91-day U.S. Treasury bills ("T-Bills"), bank discount rate thereon reported by the Federal Reserve System; 3-month banker's acceptances ("Acceptances"), bank discount rate thereon reported by Bank of America; 3-month bank certificates of deposit ("CDs"), bank discount rate thereon reported by Bank of America; overnight repurchase agreements for U.S. Government securities ("Repos"), bank discount rate thereon reported by Bank of America.

 Table 1 shows, as of the last business day of each month in the period, for T-Bonds, Agency Bonds and STHG Bonds, the respective instrument's coupon-equivalent yield and annual yield and the current market price of an instrument whose market price was 100 at the end of the preceding month ("Old Bond Price"). Table 2 shows, as of the last business day of each month in the period, the bank discount rate, the annual yield and the market price for T-Bills, Acceptances and CDs and the bank discount rate and annual yield for Repos. All calculations of annual yields assume reinvestment of all interest. For STHG Bonds, the calculation of Old Bond Price assumes a term to maturity of 18 months.
                                     STOCKS

    Attached to this SAI as Appendix B is a table that shows the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index daily from January 2, 1990 to January 31, 1997.

    Repurchase agreements. The Permanent Portfolio may also hold repurchase agreements on the dollar assets described above. (The Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio may also include repurchase agreements in their assets.) See the box on the preceding pages. A Portfolio would suffer a loss on a repurchase agreement if the seller defaulted on his repurchase obligation when the value of the underlying investment had declined to less than the agreed upon repurchase price. In order to reduce the risk of loss from such transactions, a Portfolio will enter into repurchase agreements whose underlying investments are, in the case of the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, only other Dollar assets (or, in the case of the Treasury Bill Portfolio, Treasury securities), which in the opinion of the Fund's management present only a very small risk of default. Less than 5% of the net assets of the Fund during the last fiscal year were subject to repurchase agreements, and the Fund intends that less than 5% of its net assets will be subject to repurchase agreements during the current fiscal year.

   Gold. The Permanent Portfolio will buy and sell gold only to and from banks (both U.S. and foreign), regulated U.S. commodities exchanges, exchanges affiliated with a regulated U.S. stock exchange, and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange or stock exchange or approved by the U.S. Treasury as qualified to purchase American Eagle coins from the U.S. Mint, or interests equivalent thereto, in accordance with applicable investment laws. They will not purchase gold from any producer of the metal or in any form that is not readily marketable. However, to the extent that the Permanent Portfolio actually holds gold bullion and coins, it may encounter higher storage and transaction costs than those normally associated with the ownership of securities. Gold generates no interest or dividends, offering only the potential for capital appreciation.

     Silver. The Permanent Portfolio's silver holdings may include bullion type silver coins minted by the U.S. Treasury.

     Swiss franc assets. The Permanent Portfolio also holds Swiss franc assets. The Swiss franc is subject to the risk that inflation (either actual or expected) will decrease in the U.S. or rise in Switzerland. The price of the Swiss franc is also subject to the imposition of exchange controls; to manipulation by the Federal Reserve System, the Swiss National Bank, and, to a lesser extent, by other Swiss central banks and official agencies; and to investment controls established by the Swiss or U.S. Government. While Switzerland has historically been a politically stable nation, there is no assurance that the country may not become subject to the risks discussed under "Foreign Investments" in the Prospectus.

    Real estate and natural resource company stocks. Investments in the Permanent Portfolio's real estate and natural resource company stocks category are generally common stocks, but the Permanent Portfolio may acquire preferred stocks, shares of beneficial interest in real estate investment trusts, and American Depository Receipts ("ADRs") on stocks within this category. The Permanent Portfolio will invest in a security in this category only if it is listed on a national securities exchange in the United States, the principal exchange of a foreign country, as determined by the Board of Directors, or is an over-the-counter stock quoted on NASDAQ.

    Aggressive growth stocks. Investments in the Permanent Portfolio's aggressive growth stocks category, and investments in the Aggressive Growth Portfolio, may include stock warrants. Most stock warrants are subject to expiration, which causes their value to dwindle with the passage of time. Each of the Permanent Portfolio's and the Aggressive Growth Portfolio's total investments in warrants is limited to a value (at the lower of cost or market) not to exceed 5% of the Portfolio's net assets; and warrants which are not listed on the New York or American Stock Exchanges may not exceed 2% of the Portfolio's net assets.

    Short-term corporate bonds. Investments in the Permanent Portfolio's dollar asset category, and investments in the Versatile Bond Portfolio, may include short-term corporate bonds rated "A" or higher by Standard & Poor's when acquired by the Portfolio, but whose ratings subsequently have become downgraded. Ordinarily the Portfolio will sell any investment that has been downgraded below Standard & Poor's "A" rating, but may retain such an investment if, in the opinion of the Fund's management, the investment still appears secure enough to escape default even under deflationary economic conditions and if such investments in the aggregate do not exceed 2% of the Portfolio's net assets.

Illiquid Investments

    The Permanent Portfolio may hold in the aggregate a maximum of 10%, and the Aggressive Growth Portfolio may hold in the aggregate a maximum of 5%, of its net assets in investments that have no ready market for resale and securities for which no readily available market quotation exists, including repurchase agreements maturing in more than 7 days. For this purpose, securities of U.S. issuers are deemed to have no readily available market quotation if they are restricted securities (securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public); securities of non-governmental foreign issuers are deemed to have no readily available market quotation if they are not listed or traded on a recognized domestic or foreign securities exchange; other assets of the Portfolio are deemed to have no ready market for resale if, in the opinion of the Fund's Board of Directors, no bona fide market exists for the asset at the time of its purchase or subsequent valuation. However, no investment is counted toward the limit if its bid/asked spread (on bona fide quotes from dealers and market-makers) normally is less than 4%, or if it is subject to a put option exercisable in 7 days or less or a forward contract that matures in 7 days or less.

   Such illiquid investments may include investments in a broker-dealer subsidiary of the Fund in amounts not to exceed in the aggregate 1% of the Permanent Portfolio's net assets and 2% of the Aggressive Growth Portfolio's net assets. The Fund has, however, liquidated and dissolved its broker-dealer subsidiary World Money Securities, Inc., and has no present plans to hold such investments in the future. Also, see "Investment Restrictions" below.

    If through the appreciation of restricted securities and other assets for which no readily available market quotation or ready market exists or through the depreciation of unrestricted securities or other assets for which a ready market does exist, more than 10% of the Permanent Portfolio's net assets, or more than 5% of the Aggressive Growth Portfolio's net assets, should be invested in illiquid assets, then the Fund's management would consider appropriate steps to protect its liquidity. Less than 5% of the Permanent Portfolio's assets and less than 5% of the Aggressive Growth Portfolio's assets during the last fiscal year were considered to be illiquid investments, and the Permanent Portfolio and the Aggressive Growth Portfolio each intends that less than 5% of its assets will be considered to be illiquid investments during the current fiscal year.

Offsetting and Indirect Investments

    The Permanent Portfolio, in carrying out its investment and tax planning policies and in maintaining the Target Percentage for each investment category, and the Aggressive Growth Portfolio, in carrying out its investment and tax planning policies, each may write covered call options and purchase put options on stocks that it owns, make short sales of stocks that it owns, and borrow money and enter into reverse repurchase agreements. The Permanent Portfolio also may buy and sell gold, silver, and Swiss francs in the forward market (including through the purchase and sale of futures contracts). None of the Permanent Portfolio's assets during the last fiscal year was subject to or consisted of covered call options, put options, forward contracts, short sales, borrowed money or reverse repurchase agreements, and the Permanent Portfolio anticipates that none of its assets will be subject to or consist of such investments or techniques during the current fiscal year. None of the Aggressive Growth Portfolio's assets during the last fiscal year was subject to or consisted of covered call options, put options, short sales, borrowed money or reverse repurchase agreements, and the Aggressive Growth Portfolio anticipates that none of its assets will be subject to or consist of such investments or techniques during the current fiscal year. Although these devices are commonly associated with speculative, short-term trading, each of the Permanent Portfolio and the Aggressive Growth Portfolio is prohibited from using them, and will not use them, for such purpose (or in contravention of such rules and regulations or orders as the Securities and Exchange Commission may prescribe). The Permanent Portfolio will use short sales, forward contracts, put and call options, borrowings and reverse repurchase agreements only to reduce discrepancies between the Permanent Portfolio's actual holdings and the Target Percentages in instances where the devices appear to offer an advantage in price or yield over a direct purchase or sale of the underlying asset, or for tax planning. The Aggressive Growth Portfolio will use such devices only in instances where they appear to offer an advantage in price or yield over a direct purchase or sale of the underlying asset, or for tax planning. Each of the Permanent Portfolio and the Aggressive Growth Portfolio expects, when it uses put and call options, forward contracts, and short sales, actually to make or accept delivery of the underlying asset. The Permanent Portfolio and the Aggressive Growth Portfolio would elect not to make or accept delivery only when so electing would, in the opinion of the Fund's management, achieve an advantage in price, yield, or tax planning. In such instances, those Portfolios would enter into an offsetting option transaction (selling the put and purchasing the call), or an offsetting forward transaction (selling or purchasing a forward contract, as the case might
be), or would close out the short sale by purchasing and delivering the underlying securities. Those Portfolios generally would incur additional brokerage costs in doing so. The Permanent Portfolio may engage in forward contracts and short sales outside of the United States, which might entail additional risks. See "Foreign Investments" in the Prospectus.

    Because  the   Permanent   Portfolio  is  required  to  observe  the  Target
Percentages and because the Permanent Portfolio and the Aggressive Growth Portfolio each observes other restrictions governing its activities, the Fund's management believes that the risks commonly associated with the above investment devices are greatly reduced or eliminated.

    As an example of how the Permanent Portfolio might use these devices, if the Permanent Portfolio's actual holdings of gold exceeded the Target Percentage of 20%, the Permanent Portfolio might enter into a forward sale for the excess amount. The quantity of gold subject to the forward sale then would be counted as an offset against the Permanent Portfolio's actual holdings, and the payment receivable from the forward sale would be counted as a dollar asset.

    Similarly, the Permanent Portfolio might increase its position in an investment category by making purchases in the forward market. For example, if the Permanent Portfolio's actual holdings of silver fell below the Target Percentage of 5%, the Permanent Portfolio might purchase silver in the forward market and count it as silver owned. The money payable to the seller upon delivery of the silver to the Permanent Portfolio would be counted as an offset against the Permanent Portfolio's holdings of dollar assets.

    As a further example, the Permanent Portfolio or the Aggressive Growth Portfolio might use put and call options to effectively reduce its holdings of a particular stock. Those Portfolios would do so by writing (selling) call options on the shares of stock they owned and simultaneously purchasing put options (with the same expiration date and striking price) on the same stock. The effect of the option transactions would be virtually to eliminate the Portfolio's interest in the price of the stock for the duration of the options, since the net value of the option position would (within narrow limits) change dollar for dollar with, but in the direction opposite to, changes in the price of the stock. The combined dollar value of the stock and the option position would be approximately fixed, but, due to competitive factors in the option market, normally would tend to rise gradually over the life of the options. Accordingly, while the option position remains open, the Permanent Portfolio would count the value of the stock together with the option position as a dollar asset.

    The Permanent Portfolio may borrow money or enter into reverse repurchase agreements in order to reduce its net holdings of dollar assets to the level called for by the Target Percentages, but the Portfolio may not and will not borrow for the purpose of speculative, short-term trading. The amount of any borrowing by the Permanent Portfolio would be counted as an offset against the Permanent Portfolio's holdings of dollar assets, and the money borrowed would be invested to increase the Permanent Portfolio's holdings in other investment categories to the levels called for by the Target Percentages.

    Additional information regarding offsetting and indirect investments appears below.

    Put and call options. In exchange for a premium, the seller (writer) of a call option grants to the option buyer the right, until a certain expiration date, to purchase shares of stock at a fixed price (the striking price). For a speculative trader, the risk assumed by selling a call option is that the market price of the underlying stock prevailing on the expiration date may be above the option's striking price. In that case the speculative option seller (unlike the Permanent Portfolio and the Aggressive Growth Portfolio, which would own the underlying stock) could be forced to purchase the stock to cover the option and deliver it to the option buyer. The difference between the option's striking price and the stock's price in the open market would represent a loss to the option seller.

    By paying a premium, the purchaser of a put option acquires the right, until a certain expiration date, to sell shares of stock at a fixed striking price. For a speculative trader, the risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's striking price. In that case the option would expire worthless and the entire amount invested in it would be lost.

    The purchase of a put option simultaneously with the sale of a call option (on the same stock and with the same striking price and expiration date) is considered in economic effect a short sale of the underlying stock; the net value of the option position tends to change dollar for dollar with, but in a direction counter to, the price of the underlying stock. The Permanent Portfolio or the Aggressive Growth Portfolio might enter into a short sale, instead of a combined option transaction, of a particular stock that it owned if no option were available on the stock or if the short sale provided an advantage in price over a combined option transaction.

    The combined option transaction also involves both the payment of a premium (for the purchase of the put option) and the receipt of a premium (from the sale of the call option). For a speculative trader, the risk of such a combined option transaction is that the price of the underlying stock will rise. In that case, each one-dollar rise in the price of the stock would result in a loss of approximately one dollar on the combined option transaction.

    The only type of option transaction which the Permanent Portfolio or the Aggressive Growth Portfolio may enter into is the combined transaction described in the preceding paragraph. However, those Portfolios will enter into such a transaction only if they actually own the stock to which the options apply, and they will continue to hold the option position only while they continue to hold the stock. Thus any loss on a permissible option transaction should be approximately equalled by a gain on the price of the stock. Consequently those Portfolios will not be exposed to the risks normally associated with the speculative use of put and call options.

    Each of the Permanent Portfolio and the Aggressive Growth Portfolio has adopted the following operating policies with respect to option transactions, which may be changed only by the Fund's Board of Directors:

    o the aggregate value of the stock underlying option transactions, determined as of the date the options are entered into, will not ordinarily exceed 10% and may not exceed 25% of such Portfolio's net assets. Neither of such Portfolio's net assets during the last fiscal year were subject to option transactions, and each of such Portfolios intends that less than 5% of its net assets will be subject to option transactions during the current fiscal year;

    o the stock underlying the options must be listed on a national securities exchange, and the option must be issued by the Chicago Board Options Clearing Corporation;

    o the aggregate premiums paid for all put options purchased by such Portfolio and held by such Portfolio at any one time will not exceed 2% of such Portfolio's net assets;

    o   the  stock   underlying  the  options  must  be  qualified  within  such
        Portfolio's investment categories; and

    o   the maximum term of the options will not exceed nine months.

     Any gain (or loss) on stocks liquidated through such an option transaction would be recognized in the year the options are exercised. During most months of the year, options are available that do not expire until the following year. Thus, provided that the holder of the call option which the Permanent Portfolio or the Aggressive Growth Portfolio has sold does not exercise it before the end of the year in which it is written, the Portfolio could use a combined option transaction to defer recognition of a capital gain (or loss) into the following year. In some cases those Portfolios might want to accomplish such a deferral in order to offset the gain (or loss) of one stock position against the loss (or gain) from the sale of other assets. In addition, the net proceeds of a stock liquidation through a combined option transaction may be greater, even allowing for brokerage costs, than through a direct sale.

    Forward contracts. A forward purchase obligates the purchaser to pay a fixed price for a commodity (or currency) to be delivered at a fixed date in the future. A forward sale is the counterpart of a forward purchase; it obligates the seller to deliver a commodity (or currency) on a fixed date in the future in exchange for a fixed price.

    Except for futures contracts (the type of forward contract that is traded on a U.S. futures exchange), forward contracts usually are settled in cash at the contract's maturity date. A futures contract, on the other hand, usually involves daily settlement, in cash, of the gain or loss on the commodity's price each day. Commodity futures contracts traded on U.S. commodity exchanges are subject to the regulation of the exchange and of the Commodity Futures Trading Commission under the Commodity Exchange Act, in order to prevent price manipulation and excessive speculation, and to promote orderly and effective commodity futures markets. Such regulations may include trading and daily price limits, position limits, and margin requirements. Forward contracts with a bank or dealer generally are not secured or guaranteed by an exchange, clearing corporation, or similar entity.

    Because it is possible to enter into forward purchase and sales contracts by making an initial payment of as little as 5% (or even less) of the value of the commodity, forward contracts can involve a high degree of risk; even a small decline in the price of the commodity could result in the loss of most or all of the cash invested. The Permanent Portfolio, however, will not trade in commodity forward contracts; it will enter into forward purchases only for amounts of commodities (or Swiss francs) needed to meet the Target Percentages, and it will enter into forward sales only for amounts of commodities (or Swiss francs) it actually owns that exceed the Target Percentages. Consequently the Permanent Portfolio will not be subject to the high degree of risk associated with the speculative use of forward contracts, although each forward transaction, viewed in isolation, would still appear to involve the risks normally associated with forward contracts. Furthermore, the Permanent Portfolio has adopted the following operating policies, which may be changed only by the Fund's Board of
Directors:

    o the Permanent Portfolio will use forward contracts only to acquire and dispose of actual commodities (or Swiss francs) within the Target Percentages, and not for any speculative purpose;

    o the Permanent Portfolio will enter into forward contracts only through a regulated U.S. commodity exchange or dealers who are members of or affiliated with members of a regulated U.S. commodity exchange, or with the ten largest (in assets) U.S. banks or ten largest (in assets) Swiss commercial banks, excluding cantonal and savings banks, as determined by the Swiss National Bank;

    o the Permanent Portfolio's net assets plus borrowings by the Permanent Portfolio and the aggregate price of all commodity forward contracts owned by the Permanent Portfolio (measured by multiplying the number of units to which the contracts refer by the price per unit specified) will equal at least 300% of the aggregate price of all commodity forward contracts owned by the Permanent Portfolio and any borrowings. If the 300% requirement specified above is not being met at any time, the Permanent Portfolio will take the necessary steps to restore the 300% coverage within three business days. Sales of commodity forward contracts in order to comply with this 300% limitation may have an adverse impact on the Permanent Portfolio;

    o the Permanent Portfolio will segregate, and maintain in a segregated account until the commodity forward purchase contract is closed out, cash or U.S. government securities equal in value to the purchase price required to be paid by the Permanent Portfolio due on the settlement date under the contract;

    o the Permanent Portfolio will not invest (including the placing of additional margin deposits) more than twice the amount of the original margin deposit in any commodity forward contract; and

    o the Permanent Portfolio will not invest in, or be contingently obligated in connection with, commodity contracts in an amount exceeding 10% of its assets.

    The assets maintained in the segregated account referred to above will continue to be treated as dollar assets for purposes of the Target Percentages until the settlement date under the contract.

    The Permanent Portfolio did not engage in any forward contracts during the last fiscal year, and does not intend to engage in any forward contracts during the current fiscal year.

    Short sales. A short sale obligates the seller to deliver a security at a later, perhaps indefinite, date. In return, the seller receives a price that is fixed on the date of the sale. For a speculative trader, the risk of making a short sale is that the price of the security will rise, forcing the short seller to purchase the security at a higher price than he receives from the short sale. In principle, the potential loss is unlimited, since there is no absolute limit on how high an investment's price might rise.

    Each of the Permanent Portfolio and the Aggressive Growth Portfolio will enter into short sales only of stocks which it contemporaneously owns, and it will retain such stocks so long as the short position remains open. (In other words, those Portfolios will enter into short sales "against the box.") Consequently those Portfolios will not be exposed to the risks associated with the speculative use of short sales. Neither the Permanent Portfolio nor the Aggressive Growth Portfolio entered into short sales during its last fiscal year, nor intends to enter into short sales during its current fiscal year. Furthermore, the Permanent Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to short sales, which may be changed only by the Fund's Board of Directors:

    o such Portfolio will limit the dollar amount of short sales at any one time to a value ordinarily not to exceed 10% and in no instance to exceed 25% of its net assets; and

    o the value of securities of any one issuer in which such Portfolio may be short will not exceed the lesser of 2% of the value of such Portfolio's net assets or 2% of the securities of that class of that issuer.

    For tax purposes, a capital gain (or loss) on a short sale is recognized when the seller makes delivery of the securities he has sold short. The gain (or loss) is long-term only if the securities had been held for more than the applicable minimum holding period for long-term capital gains at the time of the short sale.

    Borrowed money. The purchase of investments with borrowed money can entail a higher degree of risk from price fluctuations than a cash purchase using one's own funds, since the borrowings allow the buyer to purchase more of the investment than he could using only his own cash. For example, if the buyer finances a purchase 50% with his own cash and 50% with borrowed funds, each 1% decline in the price of the investment would result in a 2% decline in the net value of his position in the investment. A 50% decline in price would result in a total loss. In addition, the buyer would incur interest expense on borrowed funds.

    Because the Permanent Portfolio will borrow money only to the extent that its holdings of dollar assets exceed the Target Percentage for dollar assets, and because the Permanent Portfolio may use borrowed money only to purchase investments to meet the Target Percentages, borrowing can add to the Permanent Portfolio's risk of loss from investment price fluctuations only to the extent that the borrowings extend the average length to maturity of the Permanent Portfolio's net dollar assets beyond 15 years, thereby exposing the market value of the Permanent Portfolio's dollar assets to fluctuations in prices with changes in interest rates and other factors. However, as indicated under "Investment Categories" above, the average length to maturity of the Permanent Portfolio's net dollar assets may not exceed 15 years - a term structure that the Permanent Portfolio could achieve without the use of borrowed money. Consequently the Permanent Portfolio's ability to borrow will not increase its potential exposure to loss from investment price fluctuations. Furthermore, the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to borrowings:

    o the amount of money such Portfolio may borrow will be limited by the Investment Company Act of 1940 (the "Act") so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of such Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions). If, due to market fluctuations or other reasons, the value of such Portfolio's assets falls below the coverage requirement of the Act, such Portfolio will, within three business days, reduce its debt to the extent necessary. To do this such Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so;

    o such Portfolio may borrow only from banks in accordance with the Act, and will also be subject to applicable margin limitations imposed by regulations adopted by the Federal Reserve Board;

    o in observing these limits, such Portfolio will count the proceeds of reverse repurchase agreements (see below) as borrowed money; and

    o such Portfolio will segregate, and maintain in a segregated account until the borrowing is repaid, cash, U.S. government securities, or other appropriate liquid assets equal to the amount borrowed. See "Forward contracts" above for the treatment of the segregated assets.

     No Portfolio engaged in any borrowings during the last fiscal year, and no Portfolio intends to engage in any borrowings during the current fiscal year.

    Reverse repurchase agreements. A reverse repurchase agreement is a special device for borrowing money. Under such an agreement, the borrower sells an investment (usually a bond, money market instrument, or other dollar asset) and agrees to repurchase it later at a fixed price. Because it is possible to borrow nearly the entire purchase price of a bond or other dollar asset through a reverse repurchase agreement, such agreements can be used by traders to speculate on price changes, especially price changes associated with declines in interest rates. Such speculation is highly risky, since an unforeseen rise in interest rates could cause a loss that equalled or even exceeded the cash invested.

    Neither the Permanent Portfolio, the Versatile Bond Portfolio nor the Aggressive Growth Portfolio will use reverse repurchase agreements for any speculative purpose. Reverse repurchase agreements have virtually the same effect on a Portfolio as borrowing. Those Portfolios might enter into a reverse repurchase agreement, instead of a borrowing, if the reverse repurchase agreement provides an advantage in interest rate over a borrowing. None of the Permanent Portfolio's, the Versatile Bond Portfolio's or the Aggressive Growth Portfolio's net assets during the last fiscal year were subject to reverse repurchase agreements, and none of such Portfolios intends that its net assets will be subject to reverse repurchase agreements during the current fiscal year.

    The Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio will count the proceeds of a reverse repurchase agreement as borrowed money. Consequently, as in the case of direct borrowing (discussed above) a Portfolio's use of reverse repurchase agreements should not add to its potential risk of loss from investment price fluctuations. Furthermore, the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to reverse repurchase agreements:

     o such Portfolio will enter into only those reverse repurchase agreements that have a specified repurchase price;

     o such Portfolio will enter into reverse repurchase agreements only with banks; and

     o such Portfolio will segregate, and maintain in a segregated account until the reverse repurchase agreement is closed out, cash, U.S. government securities, or other appropriate liquid assets equal to the repurchase price. See "Forward contracts" above for the treatment of the segregated assets.

    Default risk. Put and call options, forward purchases, short sales, borrowings, and reverse repurchase agreements all involve contracts between a Portfolio and a bank, broker, dealer, or clearinghouse. A default by any of them could expose the Portfolio to serious loss. Although the risk of such a loss is small, the Fund's management intends to reduce a Portfolio's exposure by giving preference to banks, brokers, dealers, and clearinghouses which, in the opinion of the Fund's management, have an especially high degree of creditworthiness and by giving preference to transactions that require the corresponding party to pledge or otherwise deliver or establish collateral to the benefit of such Portfolio.

Strategic Portfolio Adjustments

    Because investment prices are constantly changing, the actual composition of the Permanent Portfolio's holdings will never exactly match the Target Percentages. Ordinarily, whenever the Permanent Portfolio's actual holdings in any investment category deviate from the category's Target Percentage by more than 1/10 of the Target Percentage, the Permanent Portfolio will buy or sell investments to correct the discrepancy (unless it is corrected by changes in market prices) and will do so within 30 days from the initial day of such deviation.

    The Permanent Portfolio's management is authorized to delay portfolio adjustments whenever, in its opinion, extraordinary circumstances make it desirable to do so. In the event of such a delay, the Permanent Portfolio's actual holdings in one or more investment categories could deviate by more than 1/10 from the Target Percentages for those categories for a period in excess of 30 days. Circumstances that might occasion a delay include:

    1. A disorderly market, i.e., when the differences between the buying and selling prices (bid and asked) quoted by market makers and investment dealers are, in the opinion of the Fund's management, abnormally large;

    2. A banking crisis or other financial emergency that compromises the ability of brokers and dealers to consummate investment transactions;

    3. The inability to make a portfolio adjustment without recognizing a large short-term capital gain; and

    4. The inability to make a portfolio adjustment without jeopardizing the Permanent Portfolio's federal tax status as a regulated investment company.

    The Permanent Portfolio will not delay portfolio adjustments called for by the Target Percentages in anticipation of a change in the general price level of any investment category.

    A Portfolio may acquire assets from another Portfolio that are otherwise qualified investments for the Portfolio, so long as neither Portfolio bears any mark-up or spread and no commission, fee or other remuneration is paid in connection with the acquisition. Any such transaction would be a cash purchase or sale of a security for which market quotations are readily available, at its independent current market price, in a manner consistent with SEC Rule 17a-7 under the Investment Company Act of 1940.

Investment Restrictions

    The investment policies and restrictions described in the Prospectus and this SAI are intended to remain in force indefinitely. The investment restrictions described below have been adopted by the Fund as operating policies and are subject to change by the Fund's Board of Directors. However, the Fund will not change any operating policy without notifying its shareholders in advance. The Fund will not:

    1. Purchase securities of companies for the purpose of exercising control or management.

    2. Purchase securities on margin, although the Permanent Portfolio may enter into commodity forward contracts (but only in accordance with the operating procedures and policies contained elsewhere in the Prospectus and this SAI) and obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio investments.

    3. Purchase securities of any other registered open-end investment company except as part of a merger or consolidation.

    4.  Invest in straddles or spreads.

    5. Purchase from or sell to any officer, director or employee of the Fund, or its adviser, or any of its partners or employees, any securities other than shares of any Portfolio of the Fund.

    6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or partners of its adviser owning individually more than 1/2% of a class of securities of such issuer together own more than 5% of such securities of such issuer.

    7. Retain a custodian for its assets which shall be other than a bank or trust company having at least $2,000,000 in aggregate capital, surplus and undivided profits and, upon the resignation or inability to serve of the custodian, the Fund shall use its best efforts to obtain and transfer its assets to a similarly qualified custodian or submit to its stockholders the question whether to function without such a custodian.

    8. Invest more than 5% of the value of the total assets of a Portfolio in securities of companies which together with predecessors have a record of less than three years' continuous operation.

    9. Pledge, mortgage or hypothecate assets of any Portfolio having a market value greater than 15% of the value of that Portfolio's gross assets (taken at cost), except to secure permitted borrowings of that Portfolio. Less than 5% of the value of any Portfolio's gross assets during the last fiscal year were pledged, mortgaged or hypothecated, and each Portfolio intends that less than 5% of the value of its gross assets will be pledged, mortgaged or hypothecated during the current fiscal year.

    10. Use as security for borrowings of any Portfolio more than 35% of value of that Portfolio's assets. Less than 5% of value of any Portfolio's assets during the last fiscal year were used as security for borrowings of that Portfolio, and each Portfolio intends that less than 5% of value of its assets will be so used during the current fiscal year.

     Under the Investment Company Act of 1940, certain policies of the Fund may not be changed unless authorized by the vote of a majority of its outstanding voting securities. In addition to those fundamental policies described in the Prospectus, without shareholder approval:

    1. Subject to the policy regarding a wholly-owned broker-dealer subsidiary, the Fund will not act as a securities underwriter of other issuers except to the extent that acting as such may be necessary to dispose of securities acquired by the Fund. (However, in connection with the disposition of "restricted securities" and securities for which there is no readily available market quotation, the Fund may be deemed to be an underwriter under certain federal securities laws.)

    2. The Fund will not lend its assets to its officers, directors, adviser, or affiliates of its adviser, nor shall such persons take long or short positions in shares of the Fund (which prohibition shall not prevent them from acquiring such shares for investment purposes at the current net asset value).

    3. No Portfolio will concentrate its investments in any particular industry or group of industries (i.e., no more than 25% of the value of any Portfolio's assets, other than securities issued by the United States government or an agency or instrumentality thereof, will be invested in any one industry).

    4. No Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 5% of that Portfolio's total assets (taken at market value) would be invested therein. For this purpose, options on the stock of any corporation will be deemed to be securities issued by that corporation.

    5. Subject to the policy regarding a wholly-owned broker-dealer subsidiary, neither the Permanent Portfolio nor the Aggressive Growth Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 10% of the outstanding voting stock of such issuer would be held by the respective Portfolio.

    6. Neither the Treasury Bill Portfolio nor the Versatile Bond Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 10% of the outstanding voting stock of such issuer would be held by the respective Portfolio.

    7. The Permanent Portfolio will not borrow money, issue senior securities, purchase or sell real estate (including real estate limited partnerships) or commodities or oil, gas or other mineral leases, or make loans to other persons, except as follows: the amount of money the Permanent Portfolio may borrow will be limited by the Investment Company Act of 1940 so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of the Permanent Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions). In observing these limits, the Permanent Portfolio will count the proceeds of reverse repurchase agreements as borrowed money.

     8. Neither the Treasury Bill Portfolio, the Versatile Bond Portfolio nor the Aggressive Growth Portfolio will borrow money, issue senior securities, purchase or sell real estate (including limited partnership interests) or commodities or oil, gas or other mineral leases, make loans or lend its assets to other persons, hold more than 5% of its net assets in investments which are not readily marketable, engage in short sales or write put options or uncovered call options (other than as noted above), except as follows: the amount of money any such Portfolio may borrow will be limited by the Investment Company Act of 1940 so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of the respective Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions).

    9. Notwithstanding any other policy of the Permanent Portfolio, the Permanent Portfolio may form a wholly-owned subsidiary for the purpose of engaging in broker-dealer activities. The total amount of the Permanent Portfolio's capital contributions to such subsidiary shall be limited to an amount not to exceed, in the aggregate, 1% of the net assets of the Permanent Portfolio as of the time that any capital contribution is made. The Permanent Portfolio shall not make any capital contribution to such subsidiary that would increase the then current value of the Permanent Portfolio's investment in the subsidiary to an amount in excess of 1% of the then net assets of the Permanent Portfolio.

MANAGEMENT
Investment Adviser

    The Fund retains World Money Managers (the "Investment Adviser") as its adviser. The Investment Adviser is a limited partnership organized in August 1981 under the laws of the State of California. The Investment Adviser's limited partners are Terry Coxon, Robert F. Allen, Jr., Robert F. Schaub Irrevocable Trusts, The Schaub Corporation, Sergy Living Trust, and Permanent Portfolio Information, Inc. The Investment Adviser's general partners are Terry Coxon and Terry Coxon, Inc., a California corporation wholly owned by Terry Coxon. Mr. Coxon also serves as President and a director of the Fund, and Mr. Sergy, trustee of the Sergy Living Trust, serves as Secretary and a director of the Fund. See "Directors and Officers" below.

    The services the Investment Adviser provides to the Fund and the compensation it receives are defined in the Investment Advisory Contract (the "Contract") between the Fund and the Investment Adviser, dated June 19, 1996. The Investment Adviser received the following advisory fees from each Portfolio for the last three fiscal years:

                                    Advisory Fees Paid for
                                 Fiscal Year Ended January 31
                          ------------------------------------------
                              1997           1996           1995
                          -----------     -----------    -----------
Permanent
  Portfolio               $ 841,843       $  837,879     $  843,663
Treasury Bill
   Portfolio (1)            700,666          737,357        825,228
Versatile Bond
  Portfolio (1)             149,209          164,096        213,430
Aggressive Growth
  Portfolio                 147,574          100,276         74,694

------------------

(1) Net of fee waiver.


    The Investment Adviser is required by the laws of a certain state to reimburse or rebate to the Fund, to be reallocated to the appropriate Portfolios, the amount by which the Fund's aggregate annual expenses (calculated to include the advisory fee described above) for any fiscal year exceed applicable expense limitations. Such limitation currently is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of the remaining average net assets of the Fund for any fiscal year, determined monthly.

    The Contract also provides that the Investment Adviser shall not be liable to the Fund or to any shareholder for anything done or omitted by it, including losses sustained by the Fund in the purchase, holding, or sale of any Fund investment, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Contract.

    The Contract was most recently approved by the Board of Directors of the Fund, including a majority of the Fund's Independent Directors, on June 11, 1996; the Contract was most recently approved by a majority of the outstanding voting securities of each of the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on August 22, 1996.

    The Contract will continue in force and may be renewed from year to year thereafter with respect to a Portfolio, provided that any such renewal has been specifically approved annually by the vote of a majority of the outstanding voting securities of the Portfolio or by the Fund's Board of Directors. In addition, to continue in force, the Contract must be approved annually by a majority of the Fund's Independent Directors, voting in person at a meeting called for the purpose of considering continuation of the Contract.

    The Contract may be terminated by either party without penalty on 60 days' written notice to the other party. Such termination may be effected on behalf of the Fund by its Board of Directors or by a vote of a majority of its outstanding voting securities, or on behalf of a Portfolio of the Fund by a vote of a majority of the outstanding voting securities of that Portfolio. Assignment of the Contract to another party automatically terminates it.

    Additional information regarding the Contract is set forth in the Prospectus under "Organization and Management - Investment Adviser."

Directors and Officers

    The chart on the following page is provided as of March 7, 1997 as to each director and officer of the Fund.

    As of March 7, 1997, all officers and directors of the Fund as a group owned less than 1% of the outstanding common stock of the Fund. No officer or director has any family relationship with another. See "Investment Adviser" above. As of March 7, 1997, the following persons are known by the Board of Directors to own beneficially or to hold of record 5% or more of the outstanding common stock of any class of the Fund:

                                   Number of Shares            Percent
Name (1)                            Held  of Record           of Class
----------------------------       ----------------           --------
Versatile Bond Portfolio:
  Gracechurch Co.                    41,368.136                11.125%

  Layman, Andrew                     22,974.869                 6.178%

Aggressive Growth Portfolio:
  Charles Schwab Corp.               25,575.592                 7.905%

  Gracechurch Co.                    20,680.747                 6.392%

----------------


(1) The address for each holder is c/o 625 Second Street, Suite 102, Petaluma, California 94952. No person is known by the Board of Directors to own beneficially or to hold of record 5% or more of the shares of the Fund as a whole.


Compensation


   Prior to the current contract, the Investment Adviser paid all fees, salaries and expenses of the Fund's officers and the Fund's officers did not receive separate compensation for serving as directors of the Fund. Under the current Contract the Fund has the obligation to pay the salaries, fees and expenses of all of the officers and directors of the Fund. The Fund currently compensates its President at a rate of $72,000 per annum and its Secretary and Treasurer at a rate of $48,000 per annum. Each Director of the Fund receives $6,000 per annum plus $900 and out-of-pocket expenses for each Board of Directors meeting attended. For the fiscal year ended January 31, 1997, no person received from the Fund and its subsidiary aggregate remuneration in excess of $60,000 for services in all capacities. The following table sets forth information on compensation paid by the Fund to each officer and director for services in such capacities during the fiscal year then ended.


                               COMPENSATION TABLE
_________________________________________________________________________________________________
                                             (3)                                       (5)
                                          Pension or                           Total Compensation
                            (2)           Retirement              (4)                from
     (1)                 Aggregate      Benefits Accrued    Estimated Annual     Fund and Fund
Name of Person,        Compensation       as Part of             Benefits           Complex
   Position              from Fund      Fund Expenses        upon Retirement    Paid to Directors
--------------         ------------     ----------------     ---------------    -----------------
David P. Bergland,
Director                 $ 8,000            $0                   $0                   $ 8,000

Hugh A. Butler,
Director                   6,400             0                    0                     6,400

Terry Coxon,
President and Director    39,692             0                    0                    39,692

Michael J. Cuggino,
Treasurer                 23,361             0                    0                    23,361

Robert B. Martin, Jr.,
Director                   8,000             0                    0                     8,000

Alan M. Sergy,
Secretary and Director    34,161             0                    0                    34,161

Mark Tier,
Director                   7,400             0                    0                     7,400


                                Position (s)         Principal Occupation(s)
Name and Address (1)    Age    Held with Fund           During Past 5 Years
-------------------     ---   -----------------   ------------------------------
*  Terry Coxon           52       President       Investment  adviser and author
                                and Director      since 1976; along with Terry
                                                  Coxon, Inc., a corporation
                                                  which he wholly owns and for
                                                  which he serves as President
                                                  and director,  Mr. Coxon is
                                                  the general partner of the
                                                  Investment Adviser. Mr. Coxon
                                                  also has served as President
                                                  and a director since 1987 of
                                                  Bullion  Security
                                                  Corporation,  the sponsor of
                                                  United States Gold Trust, an
                                                  investment trust.

   David P. Bergland     62       Director        Attorney    specializing    in
                                                  business  litigation,
                                                  currently a sole practitioner
                                                  in Costa Mesa,  California.
                                                  Mr. Bergland is also a writer,
                                                  lecturer,  publisher and
                                                  Adjunct Professor of Law at
                                                  Western State University
                                                  College of Law in Irvine,
                                                  California.

   Hugh A. Butler        44       Director        Chief Executive Officer and
                                                  Founder of Computer
                                                  Consultants Corporation, Salt
                                                  Lake City, Utah.


   Michael J. Cuggino    34       Treasurer       Certified  public  accountant.
                                                  Mr. Cuggino has served as
                                                  Treasurer from 1993 until 1996
                                                  of World Money Securities,
                                                  Inc., the Fund's  broker-
                                                  dealer subsidiary, and since
                                                  1993 of the Fund and Bullion
                                                  Security  Corporation,  and
                                                  served as Assistant  Treasurer
                                                  from 1991 until 1992 of the
                                                  Fund,  World Money Securities,
                                                  Inc. and Bullion Security
                                                  Corporation.  Mr. Cuggino was
                                                  employed by Ernst & Young,
                                                  the Fund's  former
                                                  independent  auditors,  in
                                                  various audit and accounting
                                                  capacities,  including audit
                                                  manager, from 1985 until 1991.

** Robert B. Martin, Jr. 52       Director        Attorney  specializing  in tax
                                                  matters,  currently a sole
                                                  practitioner in  Pasadena,
                                                  California.


*  Alan M. Sergy         52      Secretary        Registered  investment adviser
                                and Director      and a trustee of Sergy Trusts.
                                                  Mr. Sergy has served as
                                                  Secretary and a director
                                                  since 1987 of Bullion Security
                                                  Corporation and as President
                                                  and a director from 1989 until
                                                  1996 and Secretary from  1990
                                                  until 1996 of World Money
                                                  Securities, Inc.

   Mark Tier             49       Director        Self-employed marketing
                                                  consultant in Hong Kong  since
                                                  1992; editor of World Money
                                                  Analyst, a financial advisory
                                                  newsletter,  for more than the
                                                  preceding five years.
--------------------
(1) The address for each officer and director is 625 Second Street, Suite 102, Petaluma, California 94952.

* Interested person under the Investment Company Act of 1940 because of his association with the Investment Adviser.

** Interested person under the Investment Company Act of 1940 because of his association as legal counsel to the Fund and the Investment Adviser.

CONSULTANTS

    As discussed under "Consultants" in the Prospectus, Harry Browne and Douglas
R. Casey serve as consultants to the Fund and the Investment Adviser. Each consulting agreement may be terminated without prior notice by either the Investment Adviser, the Fund, or the consultant. Each agreement requires the Investment Adviser, during the term of the agreement and for 90 days after its termination, if any, to transmit to all Fund shareholders any written statement that the consultant may submit regarding the Fund or the Investment Adviser. In payment for his consulting services, the general partners of the Investment Adviser have agreed to assign to Mr. Casey a portion, not to exceed 10%, of their share of the profits earned by World Money Managers in advising the Fund.

DISTRIBUTIONS AND TAXES

    Dividends from net interest and dividend income and net short-term capital gains, if any, generally will be taxable to shareholders as ordinary income. To the extent that such distributions consist of qualifying income from certain domestic sources, they may be subject to the 70% dividends-received deduction for corporations. The payor of a dividend on stock (as the Fund may be) may be required to withhold 31% of any reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to a noncorporate shareholder if that shareholder fails to provide the Fund with a valid taxpayer identification number. Other withholding requirements may apply to certain foreign shareholders.

    Any dividend paid by a Portfolio has the effect of reducing the Portfolio's net asset value. Therefore, a dividend paid shortly after a shareholder's investment in the Portfolio would represent, in substance, a return of capital to the shareholder. Nevertheless, the distribution would be subject to the income taxes discussed here and in the Prospectus.

    Redemption of Fund shares (including redemptions under a Systematic Withdrawal plan) is a taxable event for redeeming shareholders. Any gain or loss realized on a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held more than one year and otherwise as a short-term capital gain or loss. Any such loss, however, will be treated as a long-term capital loss to the extent of any capital gain distribution received by the shareholder in the year in which the loss is recognized if such shareholder held his shares for less than six months. Also, see "Redemption of Shares by the Fund - Tax Consequences of In-Kind Redemptions."

    The Fund is required by federal law to ask each shareholder to certify on his Shareholder Account Application that the social security or taxpayer identification number provided is correct and that he is not subject to 31% backup withholding for previous underreporting to the IRS. If the application is not so certified, the Fund must withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) made to those shareholders' accounts.

Foreign Taxes

    The Permanent Portfolio expects to earn interest income in Switzerland and possibly to earn interest and dividends in other foreign countries, principally those listed below, which levy withholding taxes on payments made to U.S. corporations. In many cases there are tax treaties between the U.S. and a foreign country which may qualify the Permanent Portfolio for a reduced rate of tax, usually provided that more than 75% of the Permanent Portfolio's shares are owned by individuals who are residents or citizens of the United States.

    Assuming that the Permanent Portfolio does qualify, it may be subject to taxes on gross interest and dividend income, withheld by sources in Australia, Canada, South Africa, Switzerland, and the United Kingdom.

    The Permanent Portfolio may be subject to withholding taxes on income derived from sources in other countries, but the Fund's management anticipates that the amount of such taxes will not be significant. The Permanent Portfolio does not expect to be able to pass through any foreign tax credits to its U.S. shareholders. The Permanent Portfolio incurred $16,190 of foreign income taxes deducted at the source, net of refundable taxes, during its last fiscal year.

COMPUTATION OF NET ASSET VALUES

    The net asset values of Fund shares are computed at the close of business of the New York Stock Exchange (usually 1:00 p.m. Pacific Time) every day that the Exchange is open for trading ("business day"). The Exchange is generally open for trading every Monday through Friday, but is closed for trading on certain customary national business holidays consisting of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund has significant holdings that are principally traded on foreign exchanges which may be open for trading on days other than the Fund's business days, the net asset values of the Fund's shares may be significantly affected on days when investors have no access to the Fund. All awaiting and accepted requests for purchases and redemptions of Fund shares are executed, at a price equal to net asset value per share, immediately following the computation. See "Purchase of Shares from the Fund" and "Redemption of Shares by the Fund."

    Net asset value per share of a Portfolio is computed by adding the current value of all the Portfolio's assets, subtracting the amount of its liabilities (including proper accruals of expense items), dividing the result by the total number of outstanding shares of the Portfolio, and rounding up or down to the nearest cent per share. The current value of Fund assets is determined as follows: assets that are traded on one or more public exchanges (including stock options) will be valued at their most recent price of the day on the exchange on which they are principally traded. If there is no trading in such an asset on a business day, the asset will be valued at the mean between its bid and ask prices. Assets that are traded over-the-counter will be valued at the mean between their bid and ask prices. The Fund will value gold and silver each business day at the closing spot price on the New York Commodity Exchange, a regulated U.S. commodity futures exchange. Deposits of Swiss francs will be valued each business day at the 4 p.m. (Eastern Time) price (converted into U.S. dollars) quoted by Reuters. Swiss government bonds will be valued each business day at the closing price in Zurich, Switzerland, converted into U.S. dollars at the 4 p.m. (Eastern Time) Swiss franc rate quoted by Reuters. Short-term securities will be marked to market daily. Assets for which there is no public market will be valued at the current price of substantially similar assets on the basis of comparable marketability, maturity, quality, and type. All other assets (including restricted securities and forward contracts with banks or brokers) will be valued at fair value as determined in good faith by the Board of Directors. Also, the Fund may rely upon bona fide quotations obtained from sources other than those referred to above when doing so would, in the opinion of the Board of Directors, better serve the fair and accurate valuation of the Fund's assets. In the event of an extraordinary occurrence or emergency which would affect the value of Fund assets traded on a foreign exchange, and which the Board of Directors learns of prior to 4:00 p.m. Eastern Time, those assets will be valued at fair value as determined in good faith by the Board of Directors.

    As of January 31, 1997 the net asset value (offering price and redemption price) per share of Common Shares in the Permanent Portfolio was $18.40, which was computed by dividing the Portfolio's net assets, valued as described above, on that date ($72,991,523) by the number of its shares outstanding on that date (3,965,988). As of that date, the net asset value per share of Common Shares in the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio were $67.55, $57.24 and $47.66, respectively, as similarly computed.

PURCHASE OF SHARES FROM THE FUND

    Shares in each Portfolio are offered for sale continuously by the Fund. Investors who purchase such shares directly from the Fund pay no commissions or sales charges. The minimum initial investment in any Portfolio is $1,000. Shareholders may make additional investments at any time in minimum amounts of $100 per Portfolio. All requests for purchases of shares accompanied by payment therefor are effected at a price equal to the net asset value per share, as described under "Computation of Net Asset Values," next computed after receipt of the properly completed request by the Fund's Transfer Agent. Please see "Purchase of Shares from the Fund" in the Prospectus for further information.

    If a shareholder sends money to the Fund without clearly indicating how it is to be invested, the Fund's policy is to treat the money as an investment in the Treasury Bill Portfolio.

    The Fund reserves the right to reject investments in part or in whole.

    Complete and detailed records for each shareholder account are maintained by the Transfer Agent. A confirmation is sent to a shareholder at the time of each purchase, redemption, or other transaction. Certificates for shares are issued without charge, but only when specifically requested in writing by the investor. Certificates are not issued for fractional interests.

    Investors who purchase or redeem shares in the Fund through a broker-dealer may be charged a transaction fee by the broker-dealer, who may place such orders by telephone in accordance with the Fund's procedures.

REDEMPTION OF SHARES BY THE FUND

    Shareholders may redeem all or some of their shares in any Portfolio.

    Subject to the limitations noted below, requests for redemption will be accepted for a Portfolio on any business day. The price paid to the redeeming shareholder is the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request.

     Redemption requests must be accompanied by certificates, if issued, and must be sent to the Transfer Agent. Shareholders may be required to use a redemption form provided by the Fund. The Fund may refuse redemption requests not made in the proper manner. Please see "Redemption of Shares by the Fund" in the Prospectus for further information.

    Requests for redemption (whether in writing or by telephone) will be processed by the Transfer Agent at the net asset value next determined after receipt of the request. Because the net asset values per share of the Fund fluctuate (reflecting the market value of assets owned by the Portfolios), the amount a shareholder receives for a redemption may be more or less than the amount of his purchase and may be more or less than the net asset value on the date that a written redemption request is mailed. Any such redemptions are purely voluntary on the part of the shareholder.

Redemption Limitations

    The right to redeem may be limited or suspended by the Fund, or the payment date postponed, as follows:

    o for any period during which the New York Stock Exchange is closed or trading thereon is restricted, as determined by the Securities and Exchange Commission;

    o for any period during which the Securities and Exchange Commission determines that an emergency makes it impractical to dispose of portfolio securities or to calculate net asset values; or

    o during any period for which the Securities and Exchange Commission has by order permitted a suspension for the protection of shareholders.

In-Kind Redemptions

    Subject to the restrictions set forth below, the Fund reserves the right to require redeeming shareholders in the Permanent Portfolio (but not shareholders in any other Portfolio) to accept readily tradeable assets from the Permanent Portfolio in complete or partial payment of redemptions in instances where so doing would present an advantage to the Permanent Portfolio in pursuit of its tax planning objectives over a sale or other disposition of the asset. Although the Fund's management believes it is unlikely that the Fund would ever use an asset other than gold or silver bullion or bullion coins for any such in-kind redemption, the assets would be selected by the Fund from the Permanent Portfolio and generally would not reflect Target Percentages. The Fund would not require redeeming shareholders to accept any investment that is not readily saleable.

    Investors should note that an in-kind distribution might result in inconvenience or in financial loss or gain due to price fluctuations. The risk of financial loss would be especially great in the case of an investment subject to high price volatility. Also, shareholders might incur high brokerage costs in liquidating small lots of distributed investments.

    In order to reduce the possibility of inconvenience or loss, the Fund has agreed that it will not exercise its right to make an in-kind redemption unless it has arranged, on behalf of the shareholder, a convenient opportunity to accomplish the prompt sale of the assets through a qualified broker or dealer. Further, the Fund will not require a shareholder to accept an asset in an in-kind redemption if the necessary costs of selling the asset (in the form and quantity distributed to the shareholder) exceed 2% of the asset's value at the time of the redemption. In the event that a shareholder elected not to use the broker or dealer provided by the Fund to sell assets distributed to him, the Fund would deliver the assets to the shareholder or, at his request, to his bank.

    The Permanent Portfolio makes portfolio changes on the basis of investment factors at the time and in pursuit of its investment objectives, and in order to adhere to the Target Percentages. See "Objectives and Policies" in the Prospectus. In accordance with these objectives, at the time the decision is made to dispose of assets from the Permanent Portfolio, the Fund will decide whether to sell the assets or to distribute them in satisfaction of redemption requests.

    If the Fund ever elects to dispose of assets through in-kind redemptions, it will inform the Transfer Agent of the specific assets to be used and the order in which to use them. The Transfer Agent thereafter would honor all redemption requests, in the order received, by distributing the designated assets. Generally, the Transfer Agent would continue to effect all redemption requests with in-kind distributions until the designated assets were exhausted or until the Fund instructed the Transfer Agent otherwise. The Fund might instruct the Transfer Agent otherwise, for example, if the Fund no longer intended to dispose of a designated asset or if a particular redemption request would result in a distribution of assets that, in the estimation of the Fund's management, could not then be sold at a cost of 2% or less of the value of the assets.

Tax Consequences of In-Kind Redemptions

    Under present federal income tax laws, the tax consequences to an individual (noncorporate) shareholder of an in-kind redemption are similar to the consequences of a redemption for cash. See "Distribution and Taxes" in the Prospectus. The shareholder recognizes a capital gain (or loss) equal to the market value of the assets he receives minus the cost basis of the shares being redeemed. (The Fund would inform a shareholder as to its determination of the market value of any assets distributed to him.) The gain would be recognized by the shareholder in the period when the redeemed assets became constructively available to the shareholder (or the loss would be recognized immediately on the day the redemption is consummated), even though the shareholder did not subsequently sell the assets. The shareholder's cost basis in the assets distributed in kind would equal their market value at the time of the redemption. The federal income tax consequences of an in-kind redemption to a corporate shareholder are complex, and corporations considering investing in the Fund should consult their tax advisers in this regard. Generally, no capital gain or loss would be recognized by a Portfolio upon a distribution of assets through an in-kind redemption.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Fund's portfolio transactions are recommended by the Investment Adviser and placed by the Fund's officers. The objective of the Fund in effecting portfolio transactions is to obtain the best available prices, taking into account services and the costs and promptness of executions. Some of the Fund's purchases and sales of investments will be made directly with dealers and market-makers, usually without brokerage commissions. In other cases the Fund will use a broker-dealer and will pay commissions. In many foreign countries, commission rates are fixed by governmental or exchange regulation or by industry agreement, and may be higher or lower than those charged on comparable transactions in the United States. There currently is no agreement or commitment to place orders with any dealer, market-maker or broker-dealer. The Fund in the past had directed certain portfolio transactions to World Money Securities, Inc. ("WMS"), its wholly owned broker-dealer subsidiary. In 1996, the Fund liquidated and dissolved WMS and has no current intention of having a broker-dealer subsidiary in the future. Please see the chart below for information on commissions paid by the Portfolios.

    Neither the Fund's Board of Directors, its officers nor the Investment Adviser intends to request research, statistical, securities pricing, or other related services from any broker-dealer beyond what the broker-dealer provides to its customers generally, nor will the Fund's Board of Directors, its officers or the Investment Adviser pay any broker additional commissions on portfolio transactions as an inducement to sell Fund shares. Nevertheless, the Fund's officers may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to those which have provided research, statistical, and related services to the Fund or the Investment Adviser for the benefit of the Fund. The Investment Adviser believes that while research and related services may be useful in varying degrees, they are of indeterminable value and may or may not reduce the expenses of the Investment Adviser.

    The Fund's Board of Directors does not consider that it has an obligation to obtain the lowest available commission rate with respect to portfolio transactions to the exclusion of price, service, and qualitative considerations. Nevertheless, the officers of the Fund and the general partners of the Investment Adviser are authorized to negotiate payment only for brokerage services rendered and not for research, statistical, or other services. The Fund's Board of Directors does not authorize the payment of commissions to brokers in recognition of their having provided such services, in excess of commissions other qualified brokers would have charged for handling comparable transactions.

    Each Portfolio paid the following commissions, including commissions paid to WMS, and had the following portfolio turnover rates during the last three fiscal years:
                                                Fiscal Year Ended January 31
                                             ----------------------------------
                                                1997        1996         1995
                                             --------     --------     --------
Total commissions paid
  Permanent Portfolio                        $ 30,046     $ 23,768     $ 19,238
  Treasury Bill Portfolio                           0            0            0
  Versatile Bond Portfolio                          0            0            0
  Aggressive Growth Portfolio                  37,031       11,612        8,329


Commissions paid to WMS
  Permanent Portfolio                               0        5,199        6,158
  Treasury Bill Portfolio                           0            0            0
  Versatile Bond Portfolio                          0            0            0
  Aggressive Growth Portfolio                       0            0            0


Percentage of commissions paid to WMS
 to total commissions paid
  Permanent Portfolio                              0%        21.87%      32.01%
  Treasury Bill Portfolio                          0%            0%          0%
  Versatile Bond Portfolio                         0%            0%          0%
  Aggressive Growth Portfolio                      0%            0%          0%

Percentage of aggregate dollar amount of
 transactions involving the payment of
 commissions effected through WMS
  Permanent Portfolio                              0%          .96%        .31%
  Treasury Bill Portfolio                          0%            0%          0%
  Versatile Bond Portfolio                         0%            0%          0%
  Aggressive Growth Portfolio                      0%            0%          0%

Portfolio turnover rate
  Permanent Portfolio                          12.29%         9.96%      31.24%
  Treasury Bill Portfolio                         N/A           N/A         N/A
  Versatile Bond Portfolio                    102.29%        51.64%      74.62%
  Aggressive Growth Portfolio                  21.32%        18.94%      26.29%
-------------------------------

TRANSFER AND DIVIDEND-DISBURSING AGENT

    The Fund's transfer and dividend disbursing agent is Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208 (the "Transfer Agent"), telephone number 1-800-341-8900 (from outside Massachusetts) or 1-617-557-8000.

    The Transfer Agent maintains the records of each shareholder account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent, and performs other related shareholder service functions. See "Redemption of Shares from the Fund - In-Kind Redemptions."


    The Investment Adviser pays all customary fees and charges of the Transfer Agent incurred by the Fund (See "Management - Investment Adviser").

CUSTODIAN

     The Fund's custodian is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 (the "Custodian"). The Custodian receives and deposits cash, holds all securities and other evidences of investments of the Fund, receives and delivers securities and other investments bought or sold by the Fund, and receives and collects income from the Fund's investments. From time to time, but only upon direction of the Fund's management, some of the Fund's assets may be held in the London, Zurich, or other foreign offices of the Custodian's sub-custodians or foreign custodians which are qualified to act as such under the Investment Company Act of 1940, in accordance with Rule 17f-5 thereunder.

    The custodian agreement between the Fund and the Custodian requires the Custodian to hold the Fund's assets in strict segregation; the custodial agreement prohibits commingling of the Fund's assets with assets owned by the Custodian, and it requires the Custodian to receive and maintain the Fund's assets in a form and condition that would make them readily identifiable as customer property in an audit or in the event that the Fund appoints a successor custodian.

    In executing portfolio transactions, the Custodian acts as an agent for the Fund but has no part in the management or investment decisions of the Fund or in the Fund's general administration. The Custodian does not provide trusteeship protection or protection for investors against possible depreciation of assets.

    The Investment Adviser pays all customary fees and charges of the Custodian incurred by the Fund (See "Management - Investment Adviser").


GENERAL INFORMATION
Organization and Capitalization

    The Fund was incorporated under the laws of Maryland on December 14, 1981 under the name "Permanent Portfolio Fund, Inc." and changed its name to "Permanent Portfolio Family of Funds, Inc." on August 10, 1988. The Fund's offices are located at 625 Second Street, Suite 102, Petaluma, California 94952.

    WMS, a wholly-owned subsidiary of the Fund's Permanent Portfolio and a registered broker-dealer, received brokerage commissions of $0, $5,199 and $6,158 from the Fund during its last three fiscal years, respectively. In 1996, the Fund liquidated and dissolved WMS and has no current intention of having a broker-dealer subsidiary in the future.


   The Fund's present authorized capitalization is 500,000,000 shares, $.001 par value per share, divided into two classes consisting of 150,000,000 shares of preferred stock and 350,000,000 shares of common stock. The Fund is currently authorized and has registered to issue an indefinite number of shares of its common stock, in series, each corresponding to one Portfolio. The Fund has not registered the sale of any of its preferred stock and has no plan to do so. Upon issuance and sale, shares of the Fund are fully paid and nonassessable, have no preemptive rights and are freely transferable. Shareholders may require redemption of their shares. See "Redemption of Shares from the Fund."

    Holders of shares in each Portfolio are entitled to vote separately on any change in the Fund's investment policy, as provided in Section 13(a) of the Investment Company Act and on all matters on which the Investment Company Act, other applicable law or the Articles of Incorporation of the Fund require a vote by Portfolios. Otherwise, all Fund shareholders have equal voting rights, vote as a single class and are entitled to one vote per share.

     The Fund will hold an annual meeting of its shareholders in any year in which an annual meeting is required under Maryland law and the charter and bylaws of the Fund. Maryland law and the Fund's bylaws provide that the Fund is not required to hold an annual meeting in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940. In any year in which the election of directors is not presented to its shareholders, the Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of any director if requested in writing so to do by the record holders of not less than 10% of its outstanding shares and assist with shareholder communications as required under Section 16(c) of the Investment Company Act of 1940.

    The Fund has no other securities outstanding. However, from time to time the Board of Directors may authorize the Fund to issue additional shares of common or preferred stock, in series, with such rights and preferences as will be determined by the Board of Directors in authorizing any such shares. Any offering or sale by the Fund of shares of additional series or classes to the public would be subject to effective registration of the shares as necessary under federal and state securities laws.

 Income Equalization Accounting

    The Fund follows an accounting practice known variously as "equalization" or "income equalization." When a share in a Portfolio is purchased by an investor, the Portfolio's undistributed income account is increased by an amount equal to the Portfolio's undistributed income per share immediately before the purchase. When a share is redeemed, the Portfolio's undistributed income account is decreased by an amount equal to the Portfolio's undistributed income per share immediately before the redemption. The effect of income equalization accounting, and the Fund's purpose for using it, is to prevent purchases and redemptions from influencing a Portfolio's undistributed net income per share.

Calculations of Performance Data

    From time to time the Fund in accordance with applicable regulations may advertise performance data or reprint material from the Fund's consultants or other investment authors which contain performance data or represent that consultant's or author's views on such matters as portfolio strategy, basic trends in domestic and international finance and on the criteria for evaluating and holding investments. In addition, fund performance may be compared to statistical information and well-known indices of market performance, such as those included in Appendices A and B hereto. Please see "Consultants" in the Prospectus for additional information regarding the Fund's consultants and material authored by them.

    The results shown below do not represent or guarantee the gain or loss to be realized from an investment in the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The following table shows the average annual total return for the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, assuming hypothetical initial investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee, and complete redemption of the investment at the end of the respective periods. Such calculations were made according to the following formula: P(1+T)n = ERV, where P = a hypothetical initial investment in shares of $1,000, T = average annual total return, n = number of years and ERV = ending redeemable value at the end of the respective period of a hypothetical
$1,000  investment  in shares made at the  beginning of the  respective  period.

Permanent Portfolio:


   One-year period ended January 31, 1997:    0.51%
   Five-year period ended January 31, 1997:   5.78%
   Ten-year period ended January 31, 1997:    4.96%
   Fourteen-year, 62-day period since inception of the Portfolio
   (December 1, 1982) to January 31, 1997     4.88%

Versatile Bond Portfolio:

   One-year period ended January 31, 1997:    4.52%
   Five-year period ended January 31, 1997:   4.73%
   Five-year, 127-day period since inception of the Portfolio
   (September 27, 1991) to January 31, 1997:  4.63%

Aggressive Growth Portfolio:

   One-year period ended January 31, 1997:   17.93%
   Five-year period ended January 31, 1997:  17.89%
   Seven-year,  29-day period since inception of the Portfolio
   (January 2, 1990) to January 31, 1997:    14.38%

     The yield and effective yield for the Treasury Bill Portfolio for the seven-day period ended January 31, 1997, were 3.86% and 3.94%, respectively, assuming a hypothetical pre-existing account having a balance of one share at the beginning of the period, reinvestment of all dividends and distributions during the period, deduction of the $1.50 monthly account maintenance fees in proportion to the length of the base period and relative to the size of the account but not deduction of the $35 one-time account start-up fee, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. For yield, that return is annualized; for effective yield, that return is annualized and compounded.

     The yield on the Versatile Bond Portfolio will be based on a 30-day (or one month) period and will be computed by dividing the net investment income (i.e., dividends and interest earned during the period less expenses accrued for the period, net of reimbursements) per share earned during the period by the net asset value per share on the last day of the period, using the average number of shares outstanding during the period, deducting the $1.50 monthly account maintenance fees in proportion to the length of the base period and relative to the size of the account but not deducting the $35 one-time account start-up fee, and then annualizing the result. The yield on the Versatile Bond Portfolio as so computed for the 30 days ended January 31, 1997 was 4.87%.


After-Tax Returns

     The foregoing calculations of return and yield are made in conformity with federal securities rules of uniform application to investment companies regarding the calculation of performance data. Such rules do not take into effect potential federal income tax effects, and as a consequence, the returns and yield set forth do not represent after-tax returns.

     For investors subject to federal income tax, the Fund's tax planning policies described in the Prospectus under "Distributions and Taxes" may increase an investor's after-tax return. Such policies operate generally to defer and not eliminate the payment of federal income tax.

     For example, a direct investment in a fixed-dollar instrument yielding currently taxable interest or dividends will result in an investor paying current tax on the entire amount of such interest or dividends without regard to the amount withdrawn in a given year. By contrast, the Fund's tax planning policies allow a portion of the Fund's return to be added to the redemption value of its shares which additions are taxable to a shareholder only at the time he redeems his shares. If an investor redeems only a portion of his shares, the tax deferral continues for the rest.

     The successful implementation of such deferral policies can have the effect of deferring an investor's current exposure to tax under a systematic withdrawal plan. For example, an investor who adopts a strategy of withdrawing each year an amount equal to all of the earnings on his investment in the Fund will be taxed only that portion of the withdrawal representing deferred gain, and the rest will come as a tax-free return of capital, thus giving the investor more spendable after-tax cash. Similar benefits can be achieved year after year. Investors should note, however, that these benefits are achieved by deferring, not eliminating, the payment of taxes. Thus, the overall benefit may be small if the investor holds all of his shares for a only a few years. When he redeems shares, the deferral comes to an end and the deferred gains on those shares become taxable.

     The advantage increases if the investor lets his gains accumulate. The share value can grow year by year, compounding free of current tax until the day the investor chooses to redeem. Letting gains accumulate also gives the investor greater flexibility in his personal tax planning. If the investor is in a low tax bracket in a later year he can redeem his appreciated shares in the Fund to take advantage of the lower tax bracket.

     If the investor uses the Fund as an estate planning tool, the accumulated gains may never be subject to income tax. Generally, when an investment passes to the investor's heirs on his death, all potential liability for tax on capital gains is left behind. His heirs get a stepped-up basis and can sell the investment without paying tax on the appreciation accumulated during the investor's lifetime.

     Of course, while the tax-planning advantages of an investment in the Fund may be substantial, in practice, investment yields fluctuate, and it cannot be known in advance what portion of its income a Portfolio will add to share value each year (it is unlikely to add all of it) and what portion the Portfolio will pay out in ordinary dividends. Also, other investments may earn higher before-tax returns by accepting risks that the Fund avoids.

FINANCIAL STATEMENTS

     The financial statements of the Fund at January 31, 1997 are incorporated by reference. Except for periods ending prior to February 1, 1994, which were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on those financial statements, such financial statements have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report thereon included therein, and are incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP on the aforementioned financial statements and financial highlights contains an explanatory paragraph that states that the Securities and Exchange Commission instituted public administrative and cease-and-desist proceedings on January 13, 1997, against the Fund's Investment Adviser, a wholly owned investment of the Permanent Portfolio, and two of the Fund's directors and officers. The Fund will furnish, without charge, a copy of the Fund's Annual Report to Shareholders for the year ended January 31, 1997, on request to the Investor's Information Office listed on the front cover.

     No person is authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus in connection with the matters described herein and therein. If given or made, such information or representation must not be relied upon as having been authorized.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in the accompanying financial highlights ending prior to February 1, 1994, were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission instituted public administrative and cease-and-desist proceedings on January 13, 1997, against the Fund's investment adviser, a wholly owned investment of the Permanent Portfolio, and two of the Fund's directors and officers.


                                                          KPMG PEAT MARWICK LLP

San Francisco, California
March 24, 1997

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1997




                             ASSETS AND LIABILITIES

ASSETS
Investments  at  market  value  (Notes  1,  2, 4 & 5):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $65,365,715; $103,731,275;  $23,000,423;
     and $10,784,562, respectively)


Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accounts receivable for investments sold  ......................................
Accrued interest, dividends and foreign taxes receivable  ......................


    Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased  ....................................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

    Total liabilities

    Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
    Authorized - 100,000,000; 100,000,000; 10,000,000; and 25,000,000 shares, respectively
    Outstanding - 3,965,988; 1,559,369; 372,874; and 323,519 shares, respectively  ..............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (Note 1)  ..................................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized gain on foreign currency transactions  ................
Net unrealized appreciation of investments .....................................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ....................................................................

Net assets applicable to outstanding shares

Net asset value per share

                            See accompanying notes.


       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------

          $ 14,341,299             $          -                $           -                $          -
             3,831,728                        -                            -                           -
               796,559                        -                            -                           -
          ------------             ------------                -------------                ------------
            18,969,586                        -                            -                           -

             6,316,372                        -                            -                           -
            11,757,247                        -                            -                           -
            12,370,392                        -                            -                  14,844,086
             1,016,609                        -                   18,128,918                           -
            19,768,635              103,734,348                    4,897,075                     389,766
          ------------             ------------                -------------                ------------

            70,198,841              103,734,348                   23,025,993                  15,233,852


                98,728                        -                       54,634                       3,389
                 9,100                    5,972                            -                       9,150
             2,503,850                        -                            -                     196,353
               399,790                2,014,695                      354,647                       3,353
          ------------             ------------                -------------                ------------

            73,210,309              105,755,015                   23,435,274                  15,446,097



                     -                  102,727                            -                           -
                42,356                   89,126                       28,335                       3,798
                     -                        -                    2,027,955                           -
                63,557                   49,728                       10,099                      13,303
                 4,418                    8,409                        1,322                         189
               108,455                  163,490                       22,622                      11,468
          ------------             ------------                -------------                ------------
               218,786                  413,480                    2,090,333                      28,758
          ------------             ------------                -------------                ------------
          $ 72,991,523             $105,341,535                $  21,344,941                $ 15,417,339
          ============             ============                =============                ============



          $      3,966             $      1,559                $         373                $        324

            59,574,787              103,226,668                   19,888,882                   9,854,308
          ------------             ------------                -------------                ------------
            59,578,753              103,228,227                   19,889,255                   9,854,632


             7,322,418                2,263,201                    1,556,933                     122,708
             1,294,439                 (152,966)                    (126,817)                    990,709
                10,793                        -                            -                           -
             4,833,126                    3,073                       25,570                   4,449,290

               (48,006)                       -                            -                           -
          ------------             ------------                -------------                ------------
          $ 72,991,523             $105,341,535                $  21,344,941                $ 15,417,339
          ============             ============                =============                ============
              $18.40                   $67.55                       $57.24                     $47.66
              ======                   ======                       ======                     ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         Year ended January 31, 1997






Investment income:
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3, 7 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................
  Shareholder meeting expense  .................................................
  Commitment fee  ..............................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income before foreign income taxes deducted at source

Less foreign income taxes deducted at source, net of refundable taxes  .........


Net investment income


Realized and unrealized gain (loss) on investments  and foreign  currency (Notes
  1, 2, 4 & 5):
Net realized gain (loss) on:
  Investments in unaffiliated issuers  .........................................
  Investment in an affiliated issuer  ..........................................
  Foreign currency transactions  ...............................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      ----------------------      ------------------------      ---------------------------
          $  2,556,926              $  5,682,932               $   1,217,829                  $     14,295
               639,905                         -                           -                       238,144
          ------------              ------------               -------------                  ------------
             3,196,831                 5,682,932                   1,217,829                       252,439

               841,843                 1,257,545                     223,610                       147,574
                28,560                    42,904                       7,682                         5,467
                27,545                    42,039                       7,345                         4,685
               108,455                   163,512                      22,622                        11,468
                53,511                    43,469                       3,046                         2,640
                27,704                    13,256                       3,402                         3,460
                10,000                         -                           -
          ------------              ------------               -------------                  ------------
             1,097,618                 1,562,725                     267,707                       175,294
                     -                   556,879                      74,401                             -
          ------------              ------------               -------------                  ------------
             1,097,618                 1,005,846                     193,306                       175,294
          ------------              ------------               -------------                  ------------

             2,099,213                 4,677,086                   1,024,523                        77,145

                16,190                         -                           -                             -
          ------------              ------------               -------------                  ------------

             2,083,023                 4,677,086                   1,024,523                        77,145
          ------------              ------------               -------------                  ------------




             2,221,322                    (2,228)                      9,404                       992,038
              (924,881)                        -                           -                             -
                10,793                         -                           -                             -
          ------------              ------------               -------------                  ------------
             1,307,234                    (2,228)                      9,404                       992,038


            (2,950,852)                  (55,884)                   (148,138)                    1,106,794
               (56,724)                        -                           -                             -
          ------------              ------------               -------------                  ------------


            (1,700,342)                  (58,112)                   (138,734)                    2,098,832
          ------------              ------------               -------------                  ------------
          $    382,681              $  4,618,974               $     885,789                  $  2,175,977
          ============              ============               =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                    -----------------------------------
                                                                                       Year ended         Year ended
                                                                                    January 31, 1997   January 31, 1996
                                                                                    ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  2,083,023       $  2,130,759
  Net realized gain (loss) on investments  ...................................            1,296,441          1,019,589
  Net realized gain on foreign currency transactions  ........................               10,793            384,941
  Change in unrealized appreciation (depreciation) of investments  ...........           (2,950,852)         7,555,020
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................              (56,724)           (19,075)
                                                                                       ------------       ------------
Net increase in net assets resulting from operations                                        382,681         11,071,234

Equalization on shares issued and redeemed:  .................................             (249,430)          (467,059)

Distributions to shareholders from:
  Net investment income  .....................................................           (1,647,665)        (1,517,212)
  Net realized gain on investments  ..........................................             (352,938)                 -

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 6):  ...........................................           (1,781,916)        (4,055,817)
                                                                                       ------------       ------------
  Net increase (decrease) in net assets                                                  (3,649,268)         5,031,146

  Net assets at beginning  of year                                                       76,640,791         71,609,645
                                                                                       ------------       ------------

  Net assets at end of year (including  undistributed  net investment income of $7,322,418 and $6,927,153; $2,263,201 and $4,340,131; $1,556,933 and
    $1,672,573; $122,708 and $97,512, respectively)                                    $ 72,991,523       $ 76,640,791
                                                                                       ============       ============























                            See accompanying notes.

         Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   --------------------------------------
   Year ended          Year ended             Year ended         Year ended         Year ended            Year ended
January 31, 1997    January 31, 1996       January 31, 1997   January 31, 1996   January 31, 1997      January 31, 1996
----------------    ----------------       ----------------   ----------------   ----------------      ----------------

  $  4,677,086       $   5,651,617         $  1,024,523        $  1,132,191       $    77,145           $    (5,087)
        (2,228)            ( 4,256)               9,404              (1,737)          992,038               104,190
             -                   -                    -                   -                 -                     -
       (55,884)             68,077             (148,138)            397,527         1,106,794             2,236,677

             -                   -                    -                   -                 -                     -
  ------------       -------------         ------------        ------------       -----------           -----------
     4,618,974           5,715,438              885,789           1,527,981         2,175,977             2,335,780

    (1,052,143)           (832,446)              16,284            (396,154)           34,901                 7,218


    (4,430,015)         (2,879,288)            (699,991)           (680,753)          (86,850)              (28,111)
             -                   -                    -                   -           (17,370)             (385,888)


    (8,462,596)         (9,002,323)           1,005,692          (2,543,288)        2,244,098             2,380,042
  ------------       -------------         ------------        ------------       -----------           -----------
    (9,325,780)         (6,998,619)           1,207,774          (2,092,214)        4,350,756             4,309,041

   114,667,315         121,665,934           20,137,167          22,229,381        11,066,583             6,757,542
  ------------       -------------         ------------        ------------       -----------           -----------



  $105,341,535       $ 114,667,315         $ 21,344,941        $ 20,137,167       $15,417,339           $11,066,583
  ============       =============         ============        ============       ===========           ===========



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997



     Quantity                                                                                            Market Value
-----------------                                                                                        ------------

                     GOLD ASSETS - 19.65% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................        $  4,137,863

  28,583 Coins        One-ounce gold coins (a) ..................................................          10,144,107

   4,297 Units        United States Gold Trust (a)(b) ...........................................              59,329
                                                                                                         ------------
                        Total Gold Assets (Cost $16,318,540)                                             $ 14,341,299
                                                                                                         ------------
                     SILVER ASSETS - 5.25% of Total Net Assets
 522,823 Troy Oz.     Silver bullion (a) ........................................................        $  2,562,353

     379 Bags         Silver coins (a) ..........................................................           1,269,375
                                                                                                         ------------
                        Total Silver Assets (Cost $5,003,358)                                            $  3,831,728
                                                                                                         ------------

Principal Amount     SWISS FRANC ASSETS - 9.74% of Total Net Assets
----------------
 CHF 1,131,671        Swiss francs in interest-bearing bank accounts ............................        $    796,559
                                                                                                         ------------
 CHF 3,700,000        5.250% Swiss Confederation bonds, 02-11-98 ................................           2,700,450
 CHF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................           2,936,581
 CHF   820,000        7.000% Swiss Confederation bonds, 07-09-01 ................................             679,341
                                                                                                         ------------
                        Total Swiss Confederation bonds                                                     6,316,372
                                                                                                         ------------
                        Total Swiss Franc Assets (Cost $6,998,065)                                       $  7,112,931
                                                                                                         ------------

        Number       STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 16.11% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  5.63% of Total Net Assets
        14,300        Broken Hill Proprietary, Ltd. (c) .........................................        $    389,675
        12,000        Burlington Resources, Inc. ................................................             597,000
        17,200        Cyprus Amax Minerals Company  .............................................             384,850
        26,600        Forest Oil Corporation (a) ................................................             435,575
        15,200        Inco, Ltd. ................................................................             514,900
        20,000        Pogo Producing Company ....................................................             842,500
        29,000        Santa Fe Energy Resources, Inc. (a)  ......................................             431,375
        60,000        Westmoreland Coal Company (a) .............................................              56,250
        10,000        Weyerhaeuser Company  .....................................................             455,000
                                                                                                         ------------
                                                                                                         $  4,107,125













                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    REAL ESTATE - 10.48% of Total Net Assets
  30,264              BRE Properties, Inc. Class A ..............................................       $   749,034
  31,000              Burnham Pacific Properties, Inc. ..........................................           457,250
  23,500              Federal Realty Investment Trust ...........................................           663,875
  29,000              HRE Properties ............................................................           507,500
  47,000              IRT Property Company ......................................................           564,000
  34,200              MGI Properties ............................................................           743,850
  21,000              New Plan Realty Trust .....................................................           501,375
  20,100              Pennsylvania Real Estate Investment Trust .................................           494,963
  27,500              Security Capital Pacific Trust ............................................           653,125
  18,000              Texas Pacific Land Trust ..................................................           508,500
  47,200              United Dominion Realty Trust, Inc. ........................................           731,600
  31,900              Washington Real Estate Investment Trust ...................................           590,150
  37,300              Western Investment Real Estate Trust ......................................           484,900
                                                                                                        -----------
                                                                                                        $ 7,650,122
                                                                                                        -----------
                         Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $7,712,490)                                           $11,757,247
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.95% of Total Net Assets


                     CHEMICALS - .61% of Total Net Assets
   6,200              Air Products & Chemicals, Inc.  ...........................................       $   442,525
                                                                                                        -----------
                                                                                                        $   442,525
                     COMPUTER SOFTWARE - 1.02% of Total Net Assets
   7,000              Autodesk, Inc.  ...........................................................       $   221,375
       1              Symantec Corporation warrant (a)(d)  ......................................           524,015
                                                                                                        -----------
                                                                                                        $   745,390
                     CONSTRUCTION - .24% of Total Net Assets
   2,500              Fluor Corporation  ........................................................       $   177,813
                                                                                                        -----------
                                                                                                        $   177,813














                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     DATA PROCESS1NG - 1.31% of Total Net Assets
   7,800              Hewlett-Packard Company ...................................................        $  410,475
  10,600              Seagate Technology, Inc. (a)  .............................................           545,900
                                                                                                         ----------
                                                                                                         $  956,375
                     ELECTRICAL AND ELECTRONICS - 2.62% of Total Net Assets
  20,000              DSC Communications Corporation (a)  .......................................        $  450,000
   7,300              Intel Corporation  ........................................................         1,184,425
  10,000              National Semiconductor Corporation (a) ....................................           277,500
                                                                                                         ----------
                                                                                                         $1,911,925
                     ENTERTAINMENT AND LEISURE - 1.93% of Total Net Assets
   2,500              The Walt Disney Company  ..................................................        $  183,125
   4,500              Harcourt General, Inc.  ...................................................           203,625
  24,000              Harrah's Entertainment, Inc. (a)  .........................................           468,000
  12,000              Promus Hotel Corporation (a) ..............................................           391,500
   4,200              Tribune Company  ..........................................................           160,650
                                                                                                         ----------
                                                                                                         $1,406,900
                     FINANCIAL SERVICES - 2.47% of Total Net Assets
   3,000              Bank of New York, Inc. warrants (a)   .....................................        $  250,500
   6,851              Bank of Petaluma (a) ......................................................           126,744
   8,400              Bear Stearns Companies, Inc.  .............................................           252,000
   4,000              Morgan Stanley Group, Inc.  ...............................................           228,500
  17,474              The Charles Schwab Corporation  ...........................................           653,091
   4,000              State Street Boston Corporation  ..........................................           292,500
                                                                                                         ----------
                                                                                                         $1,803,335
                     MANUFACTURING - 2.97% of Total Net Assets
  23,000              Collins Industries, Inc. warrants (a)  ....................................        $      719
  15,000              Harley-Davidson, Inc. .....................................................           663,750
   5,100              Harnischfeger Industries, Inc. ............................................           226,313
   3,500              Illinois Tool Works, Inc.  ................................................           285,688
  10,618              Mattel, Inc.  .............................................................           298,631
   2,000              NACCO Industries, Inc. Class A  ...........................................           104,750
   8,000              NACCO Industries, Inc. Class B  ...........................................           419,000
   4,000              Parker-Hannifin Corporation  ..............................................           172,500
                                                                                                         ----------
                                                                                                         $2,171,351







                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .50% of Total Net Assets
   20,000            Parker Drilling Company (a)  ...............................................       $   195,000
   48,200            Wainoco Oil Corporation (a)  ...............................................           168,700
                                                                                                        -----------
                                                                                                        $   363,700

                    PHARMACEUTICALS - 1.30% of Total Net Assets
   10,000            Abbott Laboratories  .......................................................       $   543,750
    2,400            Biogen, Inc. (a)  ..........................................................           112,200
   10,000            Genzyme Corporation (General Division) (a)  ................................           280,000
      945            Genzyme Corporation Tissue Repair (a)  .....................................             9,923
                                                                                                        -----------
                                                                                                        $   945,873
                    RETAIL - .44% of Total Net Assets
   12,000            Costco Companies, Inc. (a)  ................................................       $   319,500
                                                                                                        -----------
                                                                                                        $   319,500
                    TRANSPORTATION - .69% of Total Net Assets
   12,300            ASA Holdings, Inc.  ........................................................       $   276,750
    4,600            Kansas City Southern Industries, Inc.  .....................................           225,975
                                                                                                        -----------
                                                                                                        $   502,725
                    MISCELLANEOUS - .85% of Total Net Assets
    5,090            Lockheed Martin Corporation  ...............................................       $   468,280
    2,800            Temple-Inland, Inc.  .......................................................           154,700
                                                                                                        -----------
                                                                                                        $   622,980
                                                                                                        -----------

                      Total Aggressive Growth Stock Investments (Cost $4,410,731)                       $12,370,392
                                                                                                        -----------











                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     DOLLAR ASSETS - 28.47% of Total Net Assets

                     CORPORATE BONDS - 1.39% of Total Net Assets
    $   100,000       8.750% Dillard Department Stores, Inc., 06-15-98 ..........................        $    103,501
        100,000       8.300% Hertz Corporation, 02-02-98 ........................................             102,370
        100,000       5.650% Lockheed Martin Corporation, 04-01-97 ..............................             100,085
        100,000       6.500% Pfizer, Inc., 02-01-97 .............................................             100,016
        100,000       9.000% Philip Morris Companies, Inc., 05-15-98 ............................             103,606
        100,000       9.375% Saint Paul Companies, Inc., 06-15-97 ...............................             101,406
        100,000       6.125% Southern California Edison Company, 07-15-97 .......................             100,277
        100,000       6.750% USLIFE Corporation, 01-15-98 .......................................             100,781
        100,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             104,203
        100,000       6.375% WMX Technologies, Inc., 07-01-97 ...................................             100,364
                                                                                                         ------------
                                                                                                         $  1,016,609

                     UNITED STATES TREASURY SECURITIES - 27.08% of Total Net Assets
     41,000,000       United States Treasury bond strips (Principal only) 7.085%, 05-15-18(e) ...        $  9,313,150
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................             738,544
        300,000       United States Treasury notes 6.000%, 08-31-97 .............................             300,861
      3,000,000       United States Treasury notes 5.625%, 01-31-98  ............................           3,000,000
      3,000,000       United States Treasury notes 7.750%, 01-31-00  ............................           3,134,910
        750,000       United States Treasury bills 3.650%, 02-06-97 (e)  ........................             749,550
      2,600,000       United States Treasury bills 5.660%, 07-24-97 (e(g) .......................           2,531,620
                                                                                                         ------------
                                                                                                         $ 19,768,635
                                                                                                         ------------

                        Total Dollar Assets (Cost $24,922,531)                                           $ 20,785,244
                                                                                                         ------------
                        Total Portfolio - 96.17% of total net assets (identified cost $65,365,715)(f)    $ 70,198,841
                        Other assets, less liabilities (3.83% of total net assets)                          2,792,682
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 72,991,523
                                                                                                         ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $58,645,555.
                             (g) Collateral supporting line of credit(see Note 7).



















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


    Principal Amount                                                                                      Market Value
    ----------------                                                                                      ------------
                     UNITED STATES TREASURY SECURITIES - 98.47% of Total Net Assets
     $25,000,000      United States Treasury notes 4.750%, 02-15-97 .............................        $  24,994,000
      24,000,000      United States Treasury notes 6.875%, 02-28-97 .............................           24,033,360
      28,000,000      United States Treasury notes 6.625%, 03-31-97 .............................           28,064,960
      26,600,000      United States Treasury notes 5.625%, 06-30-97 .............................           26,642,028
                                                                                                         -------------
                        Total Portfolio - 98.47% of total net assets (identified cost $103,731,275)(a)   $ 103,734,348
                        Other assets, less liabilities (1.53% of total net assets)                           1,607,187
                                                                                                         -------------
                        Net assets applicable to outstanding shares                                      $ 105,341,535
                                                                                                         =============

                        Note:(a) Aggregate cost for Federal income tax purposes.




































                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Principal Amount                                                                                      Market Value
   ----------------                                                                                      ------------
                     CORPORATE BONDS - 84.94% of Total Net Assets

                     AEROSPACE - 4.22% of Total Net Assets
     $  900,000       5.650% Lockheed Martin Corporation, 04-01-97  .............................        $    900,765
                                                                                                         ------------
                                                                                                         $    900,765
                     AUTOMOBILE RENTAL AND SERVICES - 4.32% of Total Net Assets
        900,000       8.300% Hertz Corporation, 02-02-98  .......................................        $    921,330
                                                                                                         ------------
                                                                                                         $    921,330
                     BEVERAGES - 9.62% of Total Net Assets
      1,000,000       7.875% Coca Cola Company, 09-15-98  .......................................        $  1,028,190
      1,000,000       7.625% PepsiCo, Inc., 11-01-98 ............................................           1,024,940
                                                                                                         ------------
                                                                                                         $  2,053,130
                     ELECTRIC UTILITIES - 12.78% of Total Net Assets
        900,000       5.000% Gulf Power Company, 07-01-98  ......................................        $    887,067
        900,000       6.125% Southern California Edison Company, 07-15-97 .......................             902,493
        900,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             937,827
                                                                                                         ------------
                                                                                                         $  2,727,387
      1,000,000      ELECTRICAL AND ELECTRONICS - 4.82% of Total Net Assets
                      7.875% General Electric Company, 09-15-98 .................................        $  1,028,650
                                                                                                         ------------
                                                                                                         $  1,028,650
                     ENVIRONMENTAL - 4.23% of Total Net Assets
        900,000       6.375% WMX Technologies, Inc., 07-01-97 ...................................        $    903,276
                                                                                                         ------------
                                                                                                         $    903,276
                     FINANCIAL SERVICES - 4.63% of Total Net Assets
      1,000,000       5.250% Associates Corporation of North America, 09-01-98  .................        $    988,260
                                                                                                         ------------
                                                                                                         $    988,260
                     INSURANCE - 8.52% of Total Net Assets
        900,000       9.375% Saint Paul Companies, Inc., 06-15-97  ..............................        $    912,654
        900,000       6.750% USLIFE Corporation, 01-15-98  ......................................             907,029
                                                                                                         ------------
                                                                                                         $  1,819,683





















                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     NATURAL GAS UTILITIES - 4.66% of Total Net Assets
     $1,000,000       5.875% Consolidated Natural Gas Company, 10-01-98  ........................        $    994,990
                                                                                                         ------------
                                                                                                         $    994,990
                     PHARMACEUTICALS - 9.03% of Total Net Assets
      1,000,000       8.625% McKesson Corporation, 02-01-98 .....................................        $  1,026,630
        900,000       6.500% Pfizer, Inc., 02-01-97  ............................................             900,144
                                                                                                         ------------
                                                                                                         $  1,926,774
                     RETAIL - 9.03% of Total Net Assets
        900,000       8.750% Dillard Department Stores, Inc., 06-15-98  .........................        $    931,509
      1,000,000       5.500% Wal-Mart Stores, Inc., 03-01-98  ...................................             995,870
                                                                                                         ------------
                                                                                                         $  1,927,379
                     TELECOMMUNICATIONS - 4.71% of Total Net Assets
      1,000,000       6.250% New England Telephone & Telegraph Company, 12-15-97  ...............        $  1,004,840
                                                                                                         ------------
                                                                                                         $  1,004,840
                     TOBACCO - 4.37% of Total Net Assets
        900,000       9.000% Philip Morris Companies, Inc., 05-15-98  ...........................        $    932,454
                                                                                                         ------------
                                                                                                         $    932,454
                                                                                                         ------------

                        Total Corporate Bonds (Cost $18,102,694)                                         $ 18,128,918
                                                                                                         ------------

                     UNITED STATES TREASURY SECURITIES - 22.94% of Total Net Assets
        500,000       United States Treasury notes 6.250%, 07-31-98  ............................        $    503,315
      2,000,000       United States Treasury notes 5.750%, 12-31-98  ............................           1,995,440
      2,400,000       United States Treasury notes 5.875%, 01-31-99  ............................           2,398,320
                                                                                                         ------------
                        Total United States Treasury Securities (Cost $4,897,729)                        $  4,897,075
                                                                                                         ------------
                        Total Portfolio - 107.88% of total net assets (identified cost $23,000,423)(a)   $ 23,025,993
                        Liabilities, less other assets (7.88% of total net assets)                         (1,681,052)
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 21,344,941
                                                                                                         ============

                        Note: (a) Aggregate cost for Federal income tax purposes.

















                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 96.28% of Total Net Assets

                     CHEMICALS - 4.81% of Total Net Assets
   6,000              Air Products & Chemicals, Inc. ............................................        $  428,250
  17,800              Wellman, Inc. .............................................................           313,725
                                                                                                         ----------
                                                                                                         $  741,975
                     COMPUTER SOFTWARE - 4.89% of Total Net Assets
  14,800              Autodesk, Inc. ............................................................        $  468,050
   6,300              Computer Associates International, Inc. ...................................           285,863
                                                                                                         ----------
                                                                                                         $  753,913
                     CONSTRUCTION - 5.81% of Total Net Assets
   5,900              Fluor Corporation .........................................................        $  419,638
  25,400              Ryland Group, Inc.  .......................................................           330,200
  13,000              Schuller Corporaton .......................................................           146,250
                                                                                                         ----------
                                                                                                         $  896,088
                     DATA PROCESSING - 5.64% of Total Net Assets
  69,827              AST Research, Inc. (a) ....................................................        $  353,496
   9,800              Hewlett-Packard Company ...................................................           515,725
                                                                                                         ----------
                                                                                                         $  869,221
                     ELECTRICAL & ELECTRONICS - 5.98% of Total Net Assets
  22,200              DSC Communications Corporation (a) ........................................        $  499,500
  15,200              National Semiconductor Corporation (a) ....................................           421,800
                                                                                                         ----------
                                                                                                         $  921,300
                     ENTERTAINMENT AND LEISURE - 8.76% of Total Net Assets
   5,300              The Walt Disney Company ...................................................        $  388,225
   7,500              Harcourt General, Inc. ....................................................           339,375
   9,600              Tribune Company  ..........................................................           367,200
   7,500              Viacom, Inc. Class A (a) ..................................................           255,000
                                                                                                         ----------
                                                                                                         $1,349,800
                     FINANCIAL SERVICES - 12.89% of Total Net Assets
   2,600              Bank of New York, Inc. warrants (a)  ......................................        $  217,100
  15,412              Bear Stearns Companies, Inc. ..............................................           462,360
   5,600              Morgan Stanley Group, Inc. ................................................           319,900
  15,300              The Charles Schwab Corporation ............................................           571,838
   5,700              State Street Boston Corporation ...........................................           416,813
                                                                                                         ----------
                                                                                                         $1,988,011
                     MANUFACTURING - 10.94% of Total Net Assets
   8,400              Dana Corporation  .........................................................        $  274,050
   6,900              Harnischfeger Industries, Inc. ............................................           306,188
   4,300              Illinois Tool Works, Inc. .................................................           350,988
  12,583              Mattel, Inc. ..............................................................           353,895
   9,300              Parker-Hannifin Corporation ...............................................           401,063
                                                                                                         ----------
                                                                                                         $1,686,184


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                January 31, 1997

   Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                     OIL AND OILFIELD SERVICES - 5.09% of Total Net Assets
  42,700              Parker Drilling Company (a)  ..............................................        $   416,325
 105,200              Wainoco Oil Corporation (a) ...............................................            368,200
                                                                                                         -----------
                                                                                                         $   784,525
                     PHARMACEUTICALS - 10.27% of Total Net Assets
   6,400              Amgen, Inc. (a)  ..........................................................        $   360,800
  11,000              Biogen, Inc. (a) ..........................................................            514,250
  19,500              Chiron Corporation (a) ....................................................            363,188
  12,000              Genzyme Corporation (General Division) (a) ................................            336,000
     810              Genzyme Corporation Tissue Repair (a)  ....................................              8,505
                                                                                                         -----------
                                                                                                         $ 1,582,743
                     RETAIL - 4.73% of Total Net Assets
  15,200              Costco Companies, Inc. (a) ................................................        $   404,700
  13,000              Toys "R" Us, Inc. (a) .....................................................            325,000
                                                                                                         -----------
                                                                                                         $   729,700
                     TRANSPORTATION - 8.14% of Total Net Assets
  11,700              ASA Holdings, Inc. ........................................................        $   263,250
   8,600              Kansas City Southern Industries, Inc. .....................................            422,475
  20,100              M.S. Carriers, Inc. (a) ...................................................            321,600
  37,500              Mesa Air Group, Inc. (a)  ..................................................           248,438
                                                                                                         -----------
                                                                                                         $ 1,255,763
                     MISCELLANEOUS - 8.33% of Total Net Assets
  13,000              Browning-Ferris Industries, Inc. ..........................................        $   422,500
   5,500              Lockheed Martin Corporation  ..............................................            506,000
   6,450              Temple-Inland, Inc. .......................................................            356,363
                                                                                                         -----------
                                                                                                         $ 1,284,863
                                                                                                         -----------

                        Total Aggressive Growth Stock Investments (Cost $10,394,800)                     $14,844,086
                                                                                                         -----------

Principal Amount
----------------
                     UNITED STATES TREASURY SECURITIES - 2.53% of Total Net Assets
  $  390,000          United States Treasury bills 3.650%, 02-06-97 (b) .........................        $   389,766
                                                                                                         -----------
                        Total United States Treasury Securities (Cost $389,762)                          $   389,766
                                                                                                         -----------
                        Total Portfolio - 98.81% of total net assets (identified cost $10,784,562)(c)    $15,233,852
                        Other assets, less liabilities (1.19% of total net assets)                           183,487
                                                                                                         -----------
                        Net assets applicable to outstanding shares                                      $15,417,339
                                                                                                         ===========

                        Note:(a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for Federal income tax purposes.





                            See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end, series management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 1997, one such investment in the Permanent Portfolio (0.72% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 1997, investment income was earned as follows:

                                                 Permanent       Treasury Bill     Versatile Bond    Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                               ------------      -------------     --------------    -----------------
     Interest on:
       Corporate bonds                         $     73,316       $          -     $  1,135,175        $         -
       Swiss franc assets                           316,683                  -                -                  -
       United States Treasury securities          2,120,346          5,621,347           27,963                 48
       Other investments                             46,581             61,585           54,691             14,247
     Dividends                                      639,905                  -                -            238,144
                                               ------------       ------------     ------------        -----------
       Total                                   $  3,196,831       $  5,682,932     $  1,217,829        $   252,439
                                               ============       ============     ============        ===========


     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 1997; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.



                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 1997.

     Federal income taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1997, pursuant to the requirements of the Code.

     At January 31, 1997, capital loss carryforwards available to offset future realized gains, if any, aggregate approximately: $153,000 in the Treasury Bill Portfolio, of which $4,000, $99,000, $41,000, $5,000 and $4,000 expire on January 31, 2001,  January 31, 2002, January 31, 2003,  January 31, 2004
     and January 31, 2005, respectively; and $124,000 in the Versatile Bond Portfolio, of which $90,000 and $34,000 expire on January 31, 2003 and January 31, 2004, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio.

     Pursuant to the Code, 43.14% and 100.00% of the distributions made from investment company taxable income in 1996 by the Permanent Portfolio and Aggressive Growth Portfolio, respectively, qualify for the corporate dividends received deduction.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 1997, the Fund reclassified from undistributed net investment income to paid-in capital, certain book and tax basis differences relating to shareholder distributions, totaling $175,604, $1,405,517 and $456,456 for the Permanent Portfolio, the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively.
     Additionally: in the Permanent Portfolio, $384,941 was reclassified from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $1,254,091 was reclassified from accumulated net realized gain on investments to paid-in capital; and in the Treasury Bill Portfolio, $133,659 was reclassified from accumulated net realized loss on investments to undistributed net investment income, due to these differences.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     During fiscal year 1990, the Permanent Portfolio acquired from World Money Managers ("WMM"), the Fund's investment adviser and distributor for that Portfolio, a 100% interest in World Money Securities, Inc. ("WMS"), a registered broker-dealer and distributor for the Fund's Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Fund's fundamental investment policies, additional investments could be made by the Permanent Portfolio in WMS, an illiquid and restricted security, provided that the aggregate investment cost did not exceed 1% of the net assets of the Permanent Portfolio at the date of an additional investment. On February 17, 1996, the Fund's Board of Directors voted to discontinue the business of WMS and directed the Board of Directors of WMS to prepare a Complete Plan of Liquidation (the "Plan") which was adopted on February 29, 1996. The Plan, which provided for the realization and satisfaction of all of WMS' remaining assets and liabilities, respectively, and the termination of WMS' existence, was completed on October 31, 1996. In connection with the realization of such remaining assets, WMS received $28,301 from WMM related to certain marketing contracts between WMS and WMM. The Permanent Portfolio received no liquidating dividend upon WMS' termination as WMS' liabilities exceeded its assets. Accordingly, and as determined by the Fund's Board of Directors, the Permanent Portfolio realized a capital loss of $924,881, the Portfolio's cost basis in the investment. The Permanent Portfolio received no dividends or interest from WMS during the year ended January 31, 1997, nor was it permitted to make any additional investments in WMS during that time.

     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $6,617 at January 31, 1997. The Permanent Portfolio received no income from this investment during the year then ended and paid no Commissions to WMS relating to purchases and sales of these units during that time.

3.   INVESTMENT ADVISORY CONTRACT
     Prior to August 23, 1996 and in accordance with the terms of an Investment Advisory Contract (the "Old Contract"), WMM received a comprehensive advisory fee monthly, computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Old Contract and attributable only to one Portfolio were borne entirely by that Portfolio; all other such fees and expenses were allocated among the Fund's Portfolios in proportion to their net assets. Except for the comprehensive advisory fee, the fees and expenses of the Fund's directors who were not also officers of the Fund, excise taxes and extraordinary expenses as defined by the Contract, WMM paid or reimbursed the Fund for substantially all of the Fund's ordinary operating expenses out of its comprehensive advisory fee under the Old Contract.

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997




     At a special meeting of the shareholders of the Fund on August 22, 1996, the shareholders voted to approve a new Investment Advisory Contract (the "New Contract") with WMM, effective immediately. The New Contract is identical to the Old Contract, except for the elimination of the provision whereby WMM is obligated to pay the salary expense of the Fund's officers and the fees and expenses of the Fund's directors who are also officers. In connection with the special meeting, the Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred solicitation expenses of $27,704, $13,256, $3,402 and $3,460, respectively, during the year ended January 31, 1997.

     During the year ended January 31, 1997, WMM voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

4.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 1997:

                                                   Permanent     Treasury Bill     Versatile Bond  Aggressive Growth
                                                   Portfolio       Portfolio          Portfolio         Portfolio
                                                  -----------    -------------     --------------  -----------------
      Purchases................................   $ 6,153,817        None           $22,823,437      $  4,387,929
      Sales....................................     6,382,707        None            19,302,873         2,711,361


5.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at
     January 31, 1997 for federal income tax purposes:
                                                   Permanent    Treasury Bill      Versatile Bond  Aggressive Growth
                                                   Portfolio      Portfolio          Portfolio         Portfolio
                                                  -------------  -------------     --------------  -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax cost:
      Investments in securities of
      unaffiliated issuers ....................   $  15,742,154    $   4,956        $   40,979        $ 4,775,229
                                                  -------------    ---------        ----------        -----------
                                                     15,742,154        4,956            40,979          4,775,229
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax
     cost over value:
      Investments in securities of unaffiliated
      issuers .................................        (986,383)      (1,883)          (15,409)          (325,939)
      Investments other than securities........      (3,202,485)           -                 -                  -
                                                  -------------    ---------        ----------        -----------
                                                     (4,188,868)      (1,883)          (15,409)          (325,939)
                                                  -------------    ---------        ----------        -----------
      Net unrealized appreciation
       of investments                             $  11,553,286    $   3,073        $   25,570        $ 4,449,290
                                                  =============    =========        ==========        ===========


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997

6.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the the years ended January 31, 1997 and 1996:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     437,736           $  7,182,111                361,698         $  5,920,587
     Distributions reinvested.........      99,400              1,837,906                 76,064            1,415,559
                                         ---------           ------------             ----------         ------------
                                           537,136              9,020,017                437,762            7,336,146

     Shares redeemed..................    (647,681)           (10,801,933)              (698,896)         (11,391,963)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (110,545)          $ (1,781,916)              (261,134)        $ (4,055,817)
                                         =========           ============             ==========         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     763,237           $ 49,387,677                675,087         $ 42,837,954
     Distributions reinvested.........      61,755              4,149,954                 39,686            2,678,382
                                         ---------           ------------             ----------         ------------
                                           824,992             53,537,631                714,773           45,516,336

     Shares redeemed..................    (955,791)           (62,000,227)              (856,988)         (54,518,659)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (130,799)          $ (8,462,596)              (142,215)        $ (9,002,323)
                                         =========           ============             ==========         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................     337,677           $ 17,383,088                226,619         $ 11,362,172
     Distributions reinvested.........      11,742                670,356                 11,536              650,964
                                         ---------           ------------             ----------         ------------
                                           349,419             18,053,444                238,155           12,013,136

     Shares redeemed..................    (330,784)           (17,047,752)              (288,848)         (14,556,424)
                                         ---------           ------------             ----------         ------------
     Net increase (decrease)                18,635           $  1,005,692                (50,693)        $ (2,543,288)
                                         =========           ============             ==========         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                                      1997                                          1996
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     159,742           $  6,989,548                121,097         $  4,712,767
     Distributions reinvested.........       2,099                 98,304                  9,846              395,703
                                         ---------           ------------             ----------         ------------
                                           161,841              7,087,852                130,943            5,108,470

     Shares redeemed..................    (110,561)            (4,843,754)               (72,494)          (2,728,428)
                                         ---------           ------------             ----------         ------------
     Net increase                           51,280           $  2,244,098                 58,449         $  2,380,042
                                         =========           ============             ==========         ============

                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                January 31, 1997



7.   LINE OF CREDIT
     On March 3, 1990, the Fund entered into a line of credit agreement with a foreign bank whereby the Permanent Portfolio may borrow up to $2,000,000 for a period not to exceed twenty-one days, for the purpose of making settlement for purchases of investments in the event that banks in the United States are not able to operate according to their normal procedures.

     Interest is charged at a base rate of 1.0% per annum above the offered rate for deposits of United States Dollars on the London Interbank Market (LIBOR) for terms substantially similar to any drawdown. The Permanent Portfolio is obligated to pay a commitment fee of 1/2% ($10,000), payable annually, on the entire commitment amount.

     The line is collateralized by United States Treasury bills having a face value of not less than 125% of the outstanding principal balance and a maturity date of not more than one year. The agreement contains certain covenants, including but not limited to, the Permanent Portfolio maintaining a specified net asset value of at least $60 million. During the year ended January 31, 1997, there were no amounts outstanding under this agreement.

8.   REGULATORY  MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM, WMS and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: that WMM received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during fiscal years ended January 31, 1990 and 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; that from August 1990 through July 1992, the Fund's Board of Directors did not include the proportion of disinterested directors as required by the Act; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. Pursuant to Maryland law and the Fund's bylaws, the Fund has agreed to continue to pay directly on behalf of the Respondents, or to reimburse them, for certain expenses incurred by them in connection with the proceedings. The Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio so paid or reimbursed expenses of $53,511, $43,469, $3,046 and $2,640, respectively, during the year ended January 31, 1997.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal year:
                                               Year ended           Year ended            Year ended         Year ended
                                            January 31, 1997     January 31, 1996      January 31, 1995   January 31, 1994
                                            ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of year             $   18.80           $   16.51             $  17.55           $  15.36
                                               ---------           ---------             --------           --------
  Income or loss from investment operations:
    Net investment income  ................          .52                 .50                  .64                .44
    Net realized and unrealized gains
      or losses on investments and
      foreign currencies   ................         (.41)               2.17                (1.46)              1.99
                                               ---------           ---------             --------           --------
      Total income or loss from
        investment operations                        .11                2.67                 (.82)              2.43

  Less distributions from:
    Net investment income  ................         (.42)               (.38)                (.22)              (.24)
    Net realized gain on investments  .....         (.09)                  -                    -                  -
                                               ---------           ---------             --------           --------
      Total distributions                           (.51)               (.38)                (.22)              (.24)
                                               ---------           ---------             --------           --------

Net asset value, end of year                   $   18.40           $   18.80             $  16.51           $  17.55
                                               =========           =========             ========           ========

Total return (1)  .........................          .57              16.20%              (4.65)%             15.86%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...    $  72,992           $  76,641             $ 71,610           $ 79,043
                                               =========           =========             ========           ========


  Ratio of expenses to average net assets..        1.49%               1.35%                1.32%              1.21%
  Ratio of net investment income
     to average net assets ................        2.78%               2.85%                2.63%              2.66%
  Portfolio turnover rate .................       12.29%               9.96%               31.24%             49.51%
  Average brokerage commission
     rate paid (2) ........................    $  .05874           $      -              $     -            $     -





(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(2) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


                             See accompanying notes.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989   January 31, 1988
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   15.21          $   15.10         $   15.57          $    15.00           $    14.71        $    13.66
   ---------          ---------         ---------          ----------           ----------        ----------

         .49                .51               .64                 .57                  .46               .37


        (.05)               .51              (.63)                  -                 (.15)              .80
   ---------          ---------         ---------          ----------           ----------        ----------

         .44               1.02               .01                 .57                  .31              1.17


        (.29)              (.91)             (.48)                  -                    -                 -
           -                  -                 -                   -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------
        (.29)              (.91)             (.48)                  -                 (.02)             (.12)
   ---------          ---------         ---------          ----------           ----------        ----------

   $   15.36          $   15.21         $   15.10          $    15.57           $    15.00        $    14.71
   =========          =========         =========          ==========           ==========        ==========

       2.93%              7.01%              .15%               3.80%                2.11%             8.58%


   $  65,937          $  72,312         $  80,542          $   93,663           $   97,475        $   90,177
   =========          =========         =========          ==========           ==========        ==========


       1.25%              1.27%             1.36%               1.17%                1.17%             1.15%

       3.20%              3.29%             4.22%               3.80%                3.00%             2.53%
      70.77%              8.01%            31.58%              61.44%               23.87%            21.97%

   $      -           $      -          $      -           $       -            $       -          $      -



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                           Year ended          Year ended         Year ended          Year ended
                                                        January 31, 1997    January 31, 1996   January 31, 1995    January 31, 1994
                                                        ----------------    ----------------   ----------------    ----------------
Net asset value, beginning of period                      $    67.84          $    66.40         $    64.81          $    64.45
                                                          ----------          ----------         ----------          ----------
  Income from investment operations:
    Net investment income (2)  ....................             2.84                3.22               2.65                1.53
    Net realized and unrealized gains
     or losses on investments (3) .................              .01                 .06               (.39)               (.09)
                                                          ----------          ----------         ----------          ----------
      Total income from investment operations                   2.85                3.28               2.26                1.44

  Less distributions from:
    Net investment income  ........................            (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------
      Total distributions                                      (3.14)              (1.84)              (.67)              (1.08)
                                                          ----------          ----------         ----------          ----------

Net asset value, end of period                            $    67.55          $    67.84         $    66.40          $    64.81
                                                          ==========          ==========         ==========          ==========

Total return (4) ...................................           4.23%               4.95%              3.49%               2.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ........      $  105,342          $  114,667         $  121,666          $  133,970
                                                          ==========          ==========         ==========          ==========

  Ratio of expenses to average net assets (2)  .....            .90%                .82%               .82%                .72%
  Ratio of net investment income
    to average net assets  .........................           4.19%               4.79%              3.57%               2.46%




* Computed on an annualized basis.

(l) The Treasury Bill Portfolio commenced investment operations September 21, 1987.

(2) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 1997 and .50%, .50%, .49%, .47%, .48%, .47%, .62%, .62% and .65% for the years ended January 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 and the
     period ended January 31, 1988, respectively. Without this waiver, the net investment income per share would have been $2.37 for the year ended January 31, 1997 and $2.78, $2.12, $1.04, $1.28, $2.85, $3.85, $3.96, $3.00
     and $1.33 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.



     Year ended            Year ended             Year ended           Year ended           Year ended           Period ended
  January 31, 1993      January 31, 1992       January 31, 1991     January 31, 1990     January 31, 1989     January 31, 1988(1)
  ----------------      ----------------       ----------------     ----------------     ----------------     -------------------
     $    64.99            $    63.11             $    59.35           $   54.91            $    51.54           $    50.00
     ----------            ----------             ----------           ---------            ----------           ----------

           1.68                  3.26                   4.20                4.36                  3.38                 1.55

            .19                  (.08)                  (.01)                .08                   .02                 (.01)
     ----------            ----------             ----------           ---------            ----------           ----------
           1.87                  3.18                   4.19                4.44                  3.40                 1.54


          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------
          (2.41)                (1.30)                  (.43)                  -                  (.03)                   -
     ----------            ----------             ----------           ---------            ----------           ----------

     $    64.45            $    64.99             $    63.11           $   59.35            $    54.91           $    51.54
     ==========            ==========             ==========           =========            ==========           ==========

          2.89%                 5.05%                  7.06%               8.09%                 6.60%                4.48%*


     $  179,888            $  320,382             $  207,889           $  61,056            $   31,370           $    6,475
     ==========            ==========             ==========           =========            ==========           ==========

           .73%                  .73%                   .83%                .54%                  .54%                 .50%*
          2.97%                 4.87%                  6.74%               7.87%                 6.70%                5.32%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                               Year ended          Year ended
                                            January 31, 1997    January 31, 1996
                                            ----------------    ----------------
Net asset value, beginning of period             $  56.85           $   54.90
                                                 --------           ---------

  Income from investment operations:
    Net investment income (2)  ...............       2.94                2.91
    Net realized and unrealized gains
      or losses on investments (3)  ..........       (.34)               1.05
                                                 --------           ---------
      Total income from investment operations        2.60                3.96

  Less distributions from:
    Net investment income  ...................      (2.21)              (2.01)
    Net realized gain on investments  ........          -                   -
                                                 --------           ---------
      Total distributions                           (2.21)              (2.01)
                                                 --------           ---------

Net asset value, end of period                   $  57.24           $   56.85
                                                 ========           =========

Total return (4)  ............................      4.58%               7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....   $ 21,345           $  20,137
                                                 ========           =========

  Ratio of expenses to average net assets (2).       .97%                .89%
  Ratio of net investment income
    to average net assets  ...................      5.16%               5.21%
  Portfolio turnover rate  ...................    102.29%              51.64%




* Computed on an annualized basis.

(l) The Versatile Bond Portfolio commenced investment operations November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 1997 and .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1996, 1995, 1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $2.66 for the year ended January 31, 1997 and $2.65, $1.84, $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.






                             See accompanying notes.



   Year ended          Year ended          Year ended          Period ended
January 31, 1995    January 31, 1994    January 31, 1993    January 31, 1992 (1)
----------------    ----------------    ----------------    --------------------
   $   54.76           $   53.63           $    50.58          $   50.00
   ---------           ---------           ----------          ---------


        2.12                1.87                 2.06               2.51

        (.63)               (.04)                1.00              (1.93)
   ---------           ---------           ----------          ---------
        1.49                1.83                 3.06                .58


       (1.33)               (.70)                (.01)                 -
        (.02)                  -                    -                  -
   ---------           ---------           ----------          ---------
       (1.35)               (.70)                (.01)                 -
   ---------           ---------           ----------          ---------

   $   54.90           $   54.76           $    53.63          $   50.58
   =========           =========           ==========          =========

       2.74%               3.42%                6.05%              3.33%*


   $  22,229           $  35,682           $   23,217          $     596
   =========           =========           ==========          =========

        .86%                .89%                 .89%              1.07%*

       3.84%               3.46%                3.86%              4.00%*
      74.62%              75.05%              224.95%            600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                    Year ended                Year ended               Year ended
                                                                 January 31, 1997          January 31, 1996         January 31, 1995
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $    40.65                 $    31.61               $   32.56
                                                                    ----------                 ----------               ---------

  Income or loss from investment operations:
    Net investment income (loss)  ............................             .26                       (.02)                   (.01)
   Net realized and unrealized gains
    or losses on investments  ................................            7.05                      10.68                    (.89)
                                                                    ----------                 ----------               ---------
      Total income or loss from investment operations                     7.31                      10.66                    (.90)

  Less distributions from:
    Net investment income  ...................................            (.25)                     (.11)                    (.03)
    Net realized gain on investments  ........................            (.05)                    (1.51)                    (.02)
                                                                    ----------                ----------                ---------
      Total distributions                                                 (.30)                    (1.62)                    (.05)
                                                                    ----------                ----------                ---------

Net asset value, end of period                                      $    47.66                $    40.65                $   31.61
                                                                    ==========                ==========                =========

Total return (2)  .............................................         18.00%                    33.78%                  (2.75)%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................     $   15,417                $   11,067                $   6,758
                                                                    ==========                ==========                =========

 Ratio of expenses to average net assets ......................          1.33%                     1.19%                    1.23%
 Ratio of net investment income (loss) to average net assets...           .59%                    (.06)%                   (.04)%
 Portfolio turnover rate ......................................         21.32%                    18.94%                   26.29%
 Average brokerage commission rate paid (3) ...................     $   0.0588                $       -                 $      -


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(3) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.

                             See accompanying notes.

     Year ended                      Year ended                     Year ended                      Period ended
  January 31, 1994                January 31, 1993               January 31, 1992                January 31, 1991(1)
  ----------------                ----------------               ----------------                -------------------
     $   26.63                       $   22.77                      $    18.35                        $   20.00
     ---------                       ---------                      ----------                        ---------


           .01                             .02                             .06                              .13

          6.41                            4.44                            4.38                            (1.78)
     ---------                       ---------                      ----------                        ---------
          6.42                            4.46                            4.44                            (1.65)


          (.02)                           (.13)                           (.02)                               -
          (.47)                           (.47)                              -                                -
     ---------                       ---------                      ----------                        ---------
          (.49)                           (.60)                           (.02)                               -
     ---------                       ---------                      ----------                        ---------

     $   32.56                       $   26.63                      $    22.77                        $   18.35
     =========                       =========                      ==========                        =========

        24.25%                          19.77%                          24.21%                          (8.25)%*


     $   7,201                       $   3,596                      $    2,577                        $   1,151
     =========                       =========                      ==========                        =========

         1.20%                           1.12%                           1.18%                            1.07%*
          .02%                            .12%                            .23%                             .64%*
        29.83%                          25.62%                          53.18%                           36.88%*
     $      -                        $      -                       $       -                         $       -


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.


                            Permanent Portfolio (PP)


                  (Graph ommitted, see description on page 35)






                         Versatile Bond Portfolio (VBP)


                  (Graph ommitted, see description on page 35)






                       Aggressive Growth Portfolio (AGP)


                  (Graph ommitted, see description on page 35)










                 See following page for explanation of graphs.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.






The graphs on the preceding page compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and each of the most recently completed fiscal years since the commencement of investment operations for the Aggressive Growth Portfolio and the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in the following broad-based securities market indexes: for the Permanent Portfolio, 3-month Treasury bills from the weekly releases of Selected Interest Rates from the Federal Reserve; for the Versatile Bond Portfolio, 180-day rates on certificates of deposit from the Dow Jones News Retrieval Service; for the Aggressive Growth Portfolio, the Dow Jones Industrial Average, which is an average of the stock prices of 30 large companies and represents an unmanaged portfolio. The tables below show each Portfolio's average annual total returns for the periods indicated, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee. Past performance is not predictive of future performance.


     Permanent Portfolio(1)                     Versatile Bond Portfolio(2)                  Aggressive Growth Portfolio(3)
     ----------------------                     ---------------------------                  ------------------------------
 1 year ended 1/31/97            0.51%        1 year ended 1/31/97            4.52%        1 year ended 1/31/97           17.93%
 5 years ended 1/31/97           5.78%        5 years ended 1/31/97           4.73%        5 years ended 1/31/97          17.89%
10 years ended 1/31/97           4.96%        5 years, 127 days ended 1/31/97 4.63%        7 years, 29 days ended 1/31/97 14.38%
14 years, 62 days ended 1/31/97  4.88%
---------------------


(1) The Permanent Portfolio commenced operations on December 1, 1982.
(2) The Versatile Bond Portfolio commenced operations on September 27, 1991.
(3) The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4) The Treasury Bill Portfolio is not included in the data above because it is a money market portfolio.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis

     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks, and dollar assets such as United States Treasury securities. The strong performance of the U.S. stock and bond markets throughout 1996 were approximately offset by the weak performance in the gold and silver markets, as well as the relative performance of the Swiss franc. Accordingly, the Portfolio achieved a total return of .57% for the year ended January 31, 1997, as compared to an inflation rate of 3.04% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 4.23% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 1997. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 4.58% while maintaining an average maturity of between 300 and 500 days throughout the year ended January 31, 1997. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 18.00% for the year ended January 31, 1997, as compared to 28.93% for the Dow Jones Industrial Average and 27.35% for the Standard and Poor's 500 Stock Index for the year then ended.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.




Special Meeting of Shareholders
On August 22, 1996, a special meeting of shareholders in the Fund was held to vote on the following proposals:
(i).  To elect six directors.
(ii). To approve a new Investment Advisory Contract (the "New Contract") between the Fund and WMM that is identical to the current Contract except for the elimination of the provision whereby WMM is obligated to pay fees and expenses of the Fund's officers and of the Fund's directors who are also officers.
A summary of the voting results is as follows:


                                             Permanent        Treasury Bill      Versatile Bond     Aggressive Growth
                                             Portfolio          Portfolio          Portfolio            Portfolio
                                          --------------    -----------------  ------------------  -------------------
Proposal (i) Election of directors:
David P. Bergland
  Affirmative                             1,997,666.382       923,028,437         173,261.784          155,428.549
  Withhold                                   55,350.228        13,399,227           4,814.191            8,255.074
Hugh A. Butler
  Affirmative                             1,998,816.083       923,065.678         173,322.062          155,514.905
  Withhold                                   54,200.527        13,361.986           4,753.913            8,168.718
Terry Coxon
  Affirmative                             2,004,282.116       924,272.479         173,322.062          155,537.117
  Withhold                                   48,734.494        12,155.185           4,753.913            8,146.506
Robert B. Martin, Jr.
  Affirmative                             1,997,540.282       923,190.984         173,261.784          155,428.549
  Withhold                                   55,476.328        13,236.680           4,814.191            8,255.074
Alan M. Sergy
  Affirmative                             2,004,850.661       923,228.225         173,322.062          155,621.381
  Withhold                                   48,165.949        13,199.439           4,753.913            8,062.242
Mark Tier
  Affirmative                             2,003,192.361       921,902.803         173,322.062          155,668.643
  Withhold                                   49,824.249        14,524.861           4,753.913            8,014.980
Proposal (ii) Approval of new Contract:
  Affirmative                             1,898,886.054       849,901.034         167,578.959          150,882.713
  Against                                    91,515.179        59,521.980           8,180.685            9,626.188
  Abstain                                    62,615.377        27,004.650           2,316.331            3,174.722


Each of the proposals received the required majority of votes in each portfolio and were adopted. The New Contract became effective immediately upon approval of the shareholders of the Fund. There were no broker non-votes submitted with respect to either proposal, and no other proposals were voted on at the special meeting.

           INVESTMENT ADVISER                                    The
             World Money Managers                             PERMANENT
             Terry Coxon, General Partner                     PORTFOLIO
             625 Second Street                             Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. BOX 5847
               Austin, Texas 78763                          ANNUAL REPORT
            1-800-531-5142 Nationwide                     January 31, 1997
              Local 1-512-453-7558

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
12/31/81    13.64%      14.10%                     13.61%      14.08%                     14.66%      15.19%
1/29/82     13.85%      14.33%         98.4880     14.37%      14.88%         95.0990     15.09%      15.66%         99.4396
2/26/82     13.81%      14.29%        100.2797     14.60%      15.13%         98.4963     15.20%      15.78%         99.8510
3/31/82     13.68%      14.14%        100.9752     14.69%      15.23%         99.3908     15.20%      15.77%        100.0096
4/30/82     13.37%      13.82%        102.2408     13.48%      13.94%        108.3184     14.76%      15.30%        100.5740
5/31/82     13.39%      13.84%         99.8484     13.37%      13.82%        100.7780     14.60%      15.14%        100.1973
6/30/82     13.88%      14.37%         96.5140     14.39%      14.91%         93.3540     15.35%      15.93%         99.0381
7/30/82     13.41%      13.85%        103.4913     13.89%      14.37%        103.3698     14.30%      14.81%        101.3696
8/31/82     12.50%      12.89%        107.0762     12.51%      12.90%        110.0373     12.73%      13.14%        102.0771
9/30/82     11.77%      12.11%        105.9954     11.80%      12.15%        105.4201     12.22%      12.59%        100.6905
10/29/82    10.97%      11.27%        106.9895     11.21%      11.52%        104.6753     10.76%      11.05%        101.9729
11/30/82    10.68%      10.97%        102.5749     11.20%      11.51%        100.0928     10.84%      11.13%         99.8929
12/31/82    10.43%      10.70%        102.3220     11.10%      11.41%        100.7527     10.38%      10.65%        100.6250
1/31/83     10.95%      11.25%         95.3908     11.42%      11.74%         97.5566     10.23%      10.49%        100.2029
2/28/83     10.49%      10.76%        104.2259     11.06%      11.36%        102.8495     10.17%      10.43%        100.0788
3/31/83     10.67%      10.96%         98.3493     11.12%      11.43%         99.5297     10.04%      10.29%        100.1774
4/29/83     10.37%      10.64%        102.7433     10.86%      11.15%        102.0921      9.66%       9.89%        100.5152
5/31/83     10.97%      11.27%         94.8001     11.33%      11.65%         96.3363     10.26%      10.52%         99.1908
6/30/83     10.99%      11.29%         99.8492     11.39%      11.72%         99.4776     10.77%      11.06%         99.3120
7/29/83     11.75%      12.09%         93.7194     12.19%      12.56%         94.0534     11.21%      11.52%         99.4024
8/31/83     11.95%      12.31%         98.3781     12.20%      12.58%         99.9142     11.59%      11.93%         99.4848
9/30/83     11.43%      11.76%        104.3780     11.69%      12.03%        103.9724     10.92%      11.21%        100.9148
10/31/83    11.79%      12.13%         97.0760     12.01%      12.37%         97.5662     10.98%      11.28%         99.9196
11/30/83    11.65%      11.99%        101.1087     11.84%      12.19%        101.2965     10.77%      11.06%        100.2728
12/30/83    11.85%      12.21%         98.3463     11.99%      12.35%         98.8889     11.32%      11.64%         99.2658
1/31/84     11.76%      12.10%        100.7857     11.84%      12.19%        101.1384     10.70%      10.99%        100.8339
2/29/84     12.15%      12.52%         96.8634     12.24%      12.61%         97.0354     11.09%      11.40%         99.4789
3/30/84     12.53%      12.92%         97.0755     12.64%      13.04%         97.1046     11.64%      11.98%         99.2647
4/30/84     12.84%      13.26%         97.6020     13.00%      13.43%         97.4215     11.97%      12.33%         99.5518
5/31/84     13.81%      14.29%         93.0929     13.97%      14.46%         93.5236     12.96%      13.38%         98.6979
6/29/84     13.63%      14.09%        101.3549     13.98%      14.46%         99.9834     13.16%      13.60%         99.7267
7/31/84     12.77%      13.18%        106.5547     13.04%      13.46%        106.6224     12.98%      13.41%        100.2376
8/31/84     12.51%      12.90%        102.0447     12.89%      13.31%        101.0210     12.90%      13.32%        100.1058
9/28/84     12.26%      12.63%        101.9579     12.43%      12.81%        103.4260     12.26%      12.63%        100.8628
10/31/84    11.62%      11.96%        105.2964     11.87%      12.22%        104.2178     11.56%      11.89%        100.9405
11/30/84    11.59%      11.92%        100.2902     11.65%      11.99%        101.6987     11.09%      11.40%        100.6227
12/31/84    11.50%      11.83%        100.7599     11.53%      11.87%        100.8873     10.50%      10.78%        100.7994
1/31/85     11.20%      11.51%        102.5863     11.24%      11.56%        102.3311     10.38%      10.65%        100.1681
2/28/85     11.89%      12.24%         94.3802     11.89%      12.25%         95.0383     10.67%      10.96%         99.6067
3/29/85     11.63%      11.97%        102.1173     11.82%      12.17%        100.5681     10.86%      11.15%         99.7473
4/30/85     11.48%      11.81%        101.2648     12.29%      12.67%         96.5398     10.65%      10.93%        100.2861
5/31/85     10.59%      10.87%        108.0550     11.42%      11.74%        106.8012     10.24%      10.50%        100.5538
6/28/85     10.46%      10.74%        101.1247     11.24%      11.55%        101.4337     10.02%      10.28%        100.2921
7/31/85     10.72%      11.00%         97.7501     11.51%      11.84%         97.8951     10.19%      10.44%         99.7822
8/30/85     10.48%      10.75%        102.1446     11.48%      11.81%        100.1996      9.86%      10.10%        100.4463
9/30/85     10.56%      10.84%         99.2741     11.62%      11.96%         98.9386      9.79%      10.03%        100.0866
10/31/85    10.28%      10.54%        102.5901     11.36%      11.69%        101.9905      9.74%       9.97%        100.0807
11/29/85     9.84%      10.08%        104.2683     10.90%      11.19%        103.7825      9.33%       9.55%        100.5534
12/31/85     9.26%       9.48%        105.7483      9.63%       9.86%        111.1317      9.02%       9.22%        100.4332
1/31/86      9.33%       9.54%         99.3855      9.68%       9.91%         99.5882      8.89%       9.08%        100.1794
2/28/86      8.27%       8.45%        111.5960      8.75%       8.94%        108.6822      8.66%       8.85%        100.3061
3/31/86      7.43%       7.57%        110.1238      7.81%       7.96%        109.4679      8.21%       8.38%        100.6274
4/30/86      7.46%       7.60%         99.6471      8.06%       8.23%         97.4738      7.99%       8.15%        100.3118
5/30/86      7.72%       7.87%         96.9063      8.58%       8.77%         95.0826      8.25%       8.42%         99.6332
6/30/86      7.24%       7.37%        105.9007      8.27%       8.44%        103.0222      7.86%       8.01%        100.5440
7/31/86      7.46%       7.60%         97.3771      8.59%       8.77%         97.0072      7.61%       7.76%        100.3422
8/29/86      7.21%       7.33%        103.1002      8.36%       8.53%        102.1940      7.76%       7.91%         99.7968
9/30/86      7.59%       7.73%         95.4710      8.77%       8.96%         96.1563      7.34%       7.48%        100.5810
10/31/86     7.61%       7.76%         99.7293      8.67%       8.86%        100.9432      7.10%       7.22%        100.3451

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
11/28/86     7.40%       7.54%        102.5474      8.50%       8.68%        101.6236      7.05%       7.18%        100.0640
12/31/86     7.49%       7.63%         98.9564      8.37%       8.55%        101.2506      7.25%       7.38%         99.7179
1/30/87      7.48%       7.62%        100.0666      8.29%       8.46%        100.7817      7.10%       7.22%        100.2192
2/27/87      7.47%       7.61%        100.1255      8.27%       8.44%        100.2150      7.16%       7.29%         99.9138
3/31/87      7.81%       7.96%         96.1198      8.44%       8.62%         98.3230      7.46%       7.60%         99.5808
4/30/87      8.45%       8.63%         93.0407      9.14%       9.35%         93.6439      8.31%       8.48%         98.8205
5/29/87      8.64%       8.82%         98.0043      9.38%       9.60%         97.8745      8.57%       8.76%         99.6397
6/30/87      8.50%       8.68%        101.4665      9.25%       9.47%        101.1218      8.27%       8.44%        100.4202
7/31/87      8.89%       9.09%         95.9076      9.65%       9.88%         96.5486      8.35%       8.52%         99.8924
8/31/87      9.17%       9.38%         97.2095      9.87%      10.12%         98.0309      8.64%       8.82%         99.6018
9/30/87      9.77%      10.01%         94.2310     10.47%      10.74%         95.0500      9.29%       9.51%         99.1007
10/30/87     9.02%       9.22%        107.7465      9.65%       9.88%        107.2135      8.76%       8.95%        100.7365
11/30/87     9.11%       9.31%         99.0803      9.84%      10.09%         98.3064      8.76%       8.95%         99.9961
12/31/87     8.95%       9.15%        101.6556      9.64%       9.87%        101.8342      8.66%       8.84%        100.1438
1/29/88      8.41%       8.59%        105.7953      9.06%       9.27%        105.2480      8.09%       8.26%        100.7819
2/29/88      8.35%       8.52%        100.7396      8.97%       9.17%        100.8806      7.99%       8.15%        100.1400
3/31/88      8.78%       8.98%         95.3907      9.47%       9.69%         95.5634      8.19%       8.36%         99.7251
4/29/88      9.09%       9.30%         96.8608      9.78%      10.02%         97.2816      8.61%       8.79%         99.4244
5/31/88      9.29%       9.51%         97.9725     10.05%      10.30%         97.6750      8.91%       9.11%         99.5865
6/30/88      8.85%       9.05%        104.5799      9.57%       9.80%        104.2071      8.74%       8.93%        100.2293
7/29/88      9.22%       9.43%         96.2813     10.26%      10.52%         94.2503      9.02%       9.22%         99.6206
8/31/88      9.32%       9.54%         99.0211     10.25%      10.52%        100.0156      9.38%       9.60%         99.4998
9/30/88      8.98%       9.18%        103.4977      9.83%      10.07%        103.6568      9.08%       9.28%        100.4210
10/31/88     8.73%       8.92%        102.6830      9.46%       9.68%        103.3470      8.91%       9.11%        100.2296
11/30/88     9.06%       9.27%         96.5498      9.82%      10.06%         96.8502      9.41%       9.63%         99.3101
12/30/88     8.99%       9.19%        100.7340      9.69%       9.93%        101.1028      9.79%      10.03%         99.4848
1/31/89      8.83%       9.03%        101.6630      9.49%       9.72%        101.8023      9.71%       9.94%        100.1133
2/28/89      9.13%       9.34%         96.9254      9.65%       9.88%         98.6210     10.09%      10.34%         99.4842
3/31/89      9.10%       9.30%        100.3944      9.64%       9.88%        100.0236     10.48%      10.76%         99.4598
4/28/89      8.92%       9.12%        101.7912      9.41%       9.63%        102.1189     10.07%      10.33%        100.5587
5/31/89      8.60%       8.79%        103.4278      9.12%       9.33%        102.5890      9.63%       9.87%        100.6021
6/30/89      8.05%       8.21%        106.2381      8.58%       8.77%        105.1340      9.04%       9.25%        100.8134
7/31/89      7.92%       8.07%        101.5115      8.43%       8.60%        101.4964      8.67%       8.86%        100.5090
8/31/89      8.21%       8.38%         96.7600      8.58%       8.77%         98.5091      9.32%       9.54%         99.1127
9/29/89      8.24%       8.41%         99.6298      8.68%       8.86%         99.1350      9.35%       9.57%         99.9593
10/31/89     7.91%       8.07%        103.7378      8.33%       8.50%        103.3720      8.87%       9.06%        100.6658
11/30/89     7.90%       8.05%        100.2165      8.31%       8.48%        100.1388      8.71%       8.90%        100.2092
12/29/89     7.99%       8.15%         98.9240      8.44%       8.62%         98.7531      8.86%       9.05%         99.8015
1/31/90      8.46%       8.64%         94.9131      8.97%       9.17%         95.1120      9.19%       9.40%         99.5427
2/28/90      8.54%       8.72%         99.1404      9.03%       9.23%         99.5131      9.32%       9.53%         99.8288
3/30/90      8.64%       8.83%         98.9426      9.07%       9.27%         99.6378      9.39%       9.61%         99.8987
4/30/90      9.02%       9.22%         96.1069      9.47%       9.70%         96.3599      9.65%       9.88%         99.6501
5/31/90      8.58%       8.76%        104.6835      9.05%       9.26%        103.8650      9.21%       9.42%        100.5974
6/29/90      8.40%       8.57%        101.9818      8.86%       9.05%        101.8196      8.96%       9.16%        100.3442
7/31/90      8.42%       8.59%         99.7955      8.86%       9.05%        100.0147      8.70%       8.89%        100.3599
8/31/90      8.98%       9.18%         94.1903      9.87%      10.11%         91.2071      8.76%       8.95%         99.9143
9/28/90      8.94%       9.14%        100.3600      9.85%      10.09%        100.1822      8.92%       9.12%         99.7824
10/31/90     8.78%       8.97%        101.7241      9.77%      10.01%        100.7231      8.84%       9.03%        100.1155
11/30/90     8.40%       8.58%        104.1445      9.49%       9.72%        102.4382      8.68%       8.87%        100.2145
12/31/90     8.24%       8.41%        101.8195      9.47%       9.69%        100.2070      8.46%       8.64%        100.3038
1/31/91      8.20%       8.36%        100.4431      9.31%       9.52%        101.4593      8.44%       8.62%        100.0225
2/28/91      8.19%       8.36%        100.0369      9.23%       9.44%        100.7443      8.27%       8.45%        100.2347
3/29/91      8.24%       8.41%         99.4909      9.26%       9.48%         99.6669      8.11%       8.27%        100.2307
4/30/91      8.18%       8.35%        100.6179      9.24%       9.45%        100.2092      7.88%       8.03%        100.3202
5/31/91      8.26%       8.43%         99.1458      9.25%       9.46%         99.9189      7.70%       7.85%        100.2496
6/28/91      8.42%       8.60%         98.2656      9.35%       9.57%         99.1059      7.88%       8.04%         99.7466
7/31/91      8.36%       8.53%        100.6541      9.25%       9.46%        100.8802      7.72%       7.87%        100.2188
8/30/91      8.06%       8.22%        103.3743      8.98%       9.18%        102.4878      7.35%       7.49%        100.5208
9/30/91      7.81%       7.96%        102.8796      8.81%       9.00%        101.5856      7.03%       7.15%        100.4481

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
10/31/91     7.90%       8.06%         98.9722      8.94%       9.14%         98.7988      6.67%       6.78%        100.5031
11/29/91     7.95%       8.11%         99.4317      8.79%       8.98%        101.4011      6.48%       6.58%        100.2717
12/31/91     7.40%       7.54%        106.5922      8.30%       8.47%        104.7428      5.98%       6.07%        100.7101
1/31/92      7.76%       7.91%         95.8335      8.50%       8.68%         98.0923      6.07%       6.16%         99.8742
2/28/92      7.83%       7.98%         99.1953      8.73%       8.92%         97.8424      6.09%       6.18%         99.9675
3/31/92      7.97%       8.13%         98.4118      8.78%       8.97%         99.4738      6.36%       6.46%         99.6195
4/30/92      8.05%       8.21%         99.0993      8.88%       9.08%         98.9570      5.95%       6.04%        100.5730
5/31/92      7.84%       7.99%        102.4119      8.58%       8.76%        103.2153      5.70%       5.79%        100.3546
6/30/92      7.79%       7.94%        100.5770      8.55%       8.73%        100.3224      5.41%       5.48%        100.4182
7/31/92      7.46%       7.60%        103.9321      8.39%       8.57%        101.7450      5.00%       5.06%        100.5898
8/31/92      7.42%       7.56%        100.4785      8.33%       8.50%        100.6580      4.76%       4.81%        100.3421
9/30/92      7.37%       7.51%        100.6011      8.23%       8.40%        101.1070      4.41%       4.46%        100.5012
10/31/92     7.63%       7.78%         96.9528      8.45%       8.63%         97.6138      5.03%       5.09%         99.1135
11/30/92     7.60%       7.74%        100.3526      8.59%       8.77%         98.5009      5.48%       5.56%         99.3561
12/31/92     7.39%       7.53%        102.5195      9.06%       9.27%         95.1759      5.25%       5.32%        100.3362
1/31/93      7.22%       7.35%        102.0741      8.81%       9.00%        102.6240      4.83%       4.89%        100.5950
2/28/93      6.89%       7.01%        104.1619      8.52%       8.70%        103.1252      4.54%       4.59%        100.4174
3/31/93      6.82%       6.94%        100.8891      8.54%       8.72%         99.7849      4.46%       4.51%        100.1134
4/30/93      6.92%       7.04%         98.7426      8.53%       8.71%        100.1077      4.35%       4.40%        100.1610
5/31/93      6.81%       6.93%        101.3986      8.54%       8.72%         99.8924      4.69%       4.74%         99.5130
6/30/93      6.63%       6.74%        102.3313      8.22%       8.39%        103.5456      4.48%       4.53%        100.3014
7/31/93      6.32%       6.42%        104.1465      8.10%       8.26%        101.3447      4.50%       4.55%         99.9727
8/31/93      6.00%       6.09%        104.4281      7.73%       7.88%        104.2947      4.33%       4.38%        100.2415
9/30/93      5.94%       6.03%        100.8356      7.66%       7.81%        100.8180      4.32%       4.36%        100.0201
10/31/93     6.21%       6.31%         96.3464      7.65%       7.80%        100.1170      4.43%       4.47%         99.8435
11/30/93     6.25%       6.35%         99.4610      8.04%       8.20%         95.6051      4.58%       4.63%         99.7835
12/31/93     6.22%       6.32%        100.4055      8.08%       8.24%         99.5509      4.53%       4.58%        100.0674
1/31/94      6.29%       6.39%         99.0607      7.88%       8.04%        102.2883      4.36%       4.40%        100.2500
2/28/94      6.68%       6.79%         95.0183      8.36%       8.53%         94.7610      4.87%       4.93%         99.2679
3/31/94      7.09%       7.22%         94.8720      8.83%       9.03%         95.0640      5.36%       5.43%         99.2984
4/29/94      7.32%       7.45%         97.2481      9.07%       9.27%         97.5673      5.88%       5.97%         99.2595
5/31/94      7.43%       7.57%         98.6520      9.21%       9.43%         98.5151      6.19%       6.28%         99.5694
6/30/94      7.62%       7.77%         97.7783      9.43%       9.65%         97.8855      6.36%       6.46%         99.7618
7/29/94      7.38%       7.52%        102.8789      9.08%       9.29%        103.5570      6.22%       6.32%        100.1891
8/31/94      7.45%       7.59%         99.1979      9.22%       9.44%         98.5361      6.34%       6.44%         99.8351
9/30/94      7.82%       7.97%         95.7421      8.21%       8.38%        111.2693      6.76%       6.88%         99.4047
10/31/94     7.96%       8.12%         98.3455      8.34%       8.51%         98.5664      6.99%       7.11%         99.6834
11/30/94     8.00%       8.16%         99.6039      8.34%       8.51%        100.0062      7.69%       7.84%         99.0217
12/30/94     7.89%       8.04%        101.2846      8.20%       8.37%        101.5408      8.02%       8.18%         99.5408
1/31/95      7.71%       7.86%        102.0481      8.06%       8.22%        101.6144      7.59%       7.74%        100.6031
2/28/95      7.46%       7.60%        102.9698      7.85%       8.00%        102.3596      7.09%       7.22%        100.6984
3/31/95      7.43%       7.57%        100.3791      7.80%       7.95%        100.5897      7.11%       7.24%         99.9706
4/28/95      7.34%       7.47%        101.1114      7.70%       7.85%        101.1540      6.91%       7.03%        100.2888
5/31/95      6.66%       6.77%        108.7546      7.02%       7.14%        108.5221      6.26%       6.35%        100.9185
6/30/95      6.58%       6.69%        101.0415      6.95%       7.07%        100.7904      6.21%       6.30%        100.0678
7/31/95      6.80%       6.92%         97.1999      7.17%       7.30%         97.2813      6.19%       6.29%        100.0254
8/31/95      6.50%       6.61%        103.9380      7.04%       7.16%        101.7039      6.14%       6.23%        100.0777
9/29/95      6.53%       6.64%         99.6074      6.96%       7.08%        100.9299      6.18%       6.27%         99.9393
10/31/95     6.32%       6.42%        102.8090      6.72%       6.83%        103.1387      5.99%       6.08%        100.2702
11/30/95     6.11%       6.20%        102.8720      6.50%       6.60%        102.8946      5.76%       5.84%        100.3289
12/29/95     5.92%       6.01%        102.6519      6.39%       6.49%        101.4632      5.54%       5.62%        100.2997
1/31/96      5.95%       6.04%         99.5826      6.35%       6.45%        100.4925      5.27%       5.34%        100.3845


                                   Appendix A
                                     Page 3

                                    Table 1

    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
2/29/96      6.47%       6.57%         93.1527      6.84%       6.95%         93.8454      5.71%       5.79%         99.3873
3/31/96      6.73%       6.84%         96.6670      7.04%       7.16%         97.4797      6.00%       6.09%         99.5884
4/30/96      6.97%       7.09%         96.9976      7.22%       7.35%         97.7441      6.24%       6.34%         99.6585
5/31/96      7.00%       7.12%         99.6258      7.35%       7.48%         98.5159      6.38%       6.48%         99.8069
6/30/96      6.90%       7.02%        101.2599      7.26%       7.39%        101.1073      6.28%       6.38%        100.1340
7/31/96      6.98%       7.10%         99.0002      7.34%       7.48%         98.9449      6.40%       6.50%         99.8366
8/31/96      7.13%       7.26%         98.1534      7.50%       7.64%         98.1949      6.47%       6.58%         99.8944
9/30/96      6.93%       7.05%        102.5122      7.28%       7.41%        102.6287      6.27%       6.36%        100.2920
10/31/96     6.66%       6.77%        103.4861      7.04%       7.17%        102.9418      5.91%       6.00%        100.4968
11/30/96     6.36%       6.46%        103.9960      6.71%       6.82%        104.3268      5.81%       5.89%        100.1488
12/31/96     6.65%       6.76%         96.2518      6.95%       7.07%         96.9547      6.06%       6.15%         99.6523
1/31/97      6.80%       6.92%         98.0908      7.13%       7.26%         97.7454      6.05%       6.14%        100.0085







































                                   Appendix A
                                     Page 4

                                    Table 2
    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
12/31/81  11.08%   12.07%    97.1992    12.40%    13.63%    96.8656      12.90%   14.22%     96.7392       11.25%     12.08%
1/29/82   12.52%   13.77%    96.8352    13.55%    15.00%    96.5749      13.95%   15.49%     96.4738       13.13%     14.24%
2/26/82   12.44%   13.67%    96.8554    13.65%    15.12%    96.5496      14.10%   15.67%     96.4358       12.50%     13.51%
3/31/82   13.26%   14.65%    96.6482    14.10%    15.67%    96.4358      14.80%   16.52%     96.2589       15.50%     17.02%
4/30/82   12.34%   13.55%    96.8807    13.75%    15.24%    96.5243      14.20%   15.79%     96.4106       12.50%     13.51%
5/31/82   11.50%   12.56%    97.0931    12.95%    14.28%    96.7265      13.40%   14.82%     96.6128       11.88%     12.80%
6/30/82   12.76%   14.05%    96.7746    14.70%    16.40%    96.2842      15.05%   16.83%     96.1957       11.88%     12.80%
7/30/82   10.17%   11.01%    97.4293    11.60%    12.68%    97.0678      12.00%   13.15%     96.9667        9.75%     10.39%
8/31/82    8.42%    9.01%    97.8716     9.90%    10.70%    97.4975      10.40%   11.28%     97.3711        8.75%      9.28%
9/30/82    7.62%    8.11%    98.0738    10.05%    10.87%    97.4596      10.50%   11.39%     97.3458       10.25%     10.95%
10/29/82   7.90%    8.43%    98.0031     8.80%     9.44%    97.7756       9.05%    9.73%     97.7124        9.13%      9.69%
11/30/82   8.28%    8.85%    97.9070     8.60%     9.22%    97.8261       8.95%    9.61%     97.7376        8.75%      9.28%
12/31/82   7.92%    8.45%    97.9980     8.55%     9.16%    97.8388       8.65%    9.27%     97.8135       12.00%     12.94%
1/31/83    8.10%    8.65%    97.9525     8.50%     9.10%    97.8514       8.65%    9.27%     97.8135        8.38%      8.86%
2/28/83    7.93%    8.46%    97.9955     8.05%     8.60%    97.9651       8.20%    8.76%     97.9272        8.25%      8.73%
3/31/83    8.64%    9.26%    97.8160     8.90%     9.56%    97.7503       9.15%    9.84%     97.6871       10.25%     10.95%
4/29/83    8.08%    8.63%    97.9576     8.25%     8.82%    97.9146       8.35%    8.93%     97.8893        8.50%      9.00%
5/31/83    8.63%    9.25%    97.8185     8.95%     9.61%    97.7376       9.05%    9.73%     97.7124        8.40%      8.89%
6/30/83    8.79%    9.43%    97.7781     9.00%     9.67%    97.7250       9.15%    9.84%     97.6871        9.38%      9.97%
7/29/83    9.22%    9.92%    97.6694     9.45%    10.18%    97.6113       9.60%   10.36%     97.5733        9.20%      9.78%
8/31/83    9.26%    9.97%    97.6593     9.55%    10.30%    97.5860       9.80%   10.58%     97.5228        9.25%      9.83%
9/30/83    8.71%    9.34%    97.7983     9.00%     9.67%    97.7250       9.25%    9.95%     97.6618        9.50%     10.11%
10/31/83   8.51%    9.11%    97.8489     9.00%     9.67%    97.7250       9.30%   10.01%     97.6492        9.13%      9.69%
11/30/83   8.88%    9.53%    97.7553     9.13%     9.81%    97.6934       9.33%   10.05%     97.6416        8.88%      9.42%
12/30/83   8.97%    9.64%    97.7326     9.45%    10.18%    97.6113       9.65%   10.41%     97.5607       10.88%     11.66%
1/31/84    8.89%    9.54%    97.7528     9.15%     9.84%    97.6871       9.37%   10.09%     97.6315        9.15%      9.72%
2/29/84    9.14%    9.83%    97.6896     9.45%    10.18%    97.6113       9.70%   10.47%     97.5481        9.00%      9.56%
3/30/84    9.72%   10.49%    97.5430    10.10%    10.93%    97.4469      10.28%   11.14%     97.4014       10.00%     10.67%
4/30/84    9.72%   10.49%    97.5430    10.32%    11.18%    97.3913      10.55%   11.45%     97.3332       10.25%     10.95%
5/31/84    9.75%   10.53%    97.5354    10.88%    11.84%    97.2498      11.45%   12.50%     97.1057       10.00%     10.67%
6/29/84    9.92%   10.72%    97.4924    11.42%    12.47%    97.1133      11.75%   12.86%     97.0299       10.15%     10.84%
7/31/84   10.40%   11.28%    97.3711    11.15%    12.15%    97.1815      11.43%   12.48%     97.1108       11.38%     12.23%
8/31/84   10.63%   11.54%    97.3130    11.24%    12.26%    97.1588      11.60%   12.68%     97.0678       11.50%     12.37%
9/28/84   10.22%   11.07%    97.4166    10.77%    11.71%    97.2776      11.23%   12.24%     97.1613       10.75%     11.52%
10/31/84   9.01%    9.68%    97.7225     9.48%    10.22%    97.6037       9.56%   10.31%     97.5834        9.80%     10.45%
11/30/84   8.44%    9.03%    97.8666     8.89%     9.54%    97.7528       8.92%    9.58%     97.7452        8.55%      9.06%
12/31/84   7.85%    8.37%    98.0157     8.20%     8.76%    97.9272       8.45%    9.05%     97.8640        8.88%      9.42%
1/31/85    8.05%    8.60%    97.9651     8.17%     8.73%    97.9348       8.30%    8.88%     97.9019        8.38%      8.86%
2/28/85    8.50%    9.10%    97.8514     8.75%     9.39%    97.7882       8.90%    9.56%     97.7503        8.50%      9.00%
3/29/85    8.18%    8.74%    97.9323     8.60%     9.22%    97.8261       8.78%    9.42%     97.7806        8.50%      9.00%
4/30/85    7.85%    8.37%    98.0157     8.15%     8.71%    97.9399       8.40%    8.99%     97.8767        8.00%      8.45%
5/31/85    7.14%    7.58%    98.1952     7.37%     7.83%    98.1370       7.43%    7.90%     98.1219        7.35%      7.74%
6/28/85    6.83%    7.24%    98.2735     7.37%     7.83%    98.1370       7.49%    7.97%     98.1067        7.55%      7.96%
7/31/85    7.28%    7.73%    98.1598     7.70%     8.20%    98.0536       7.83%    8.35%     98.0208        8.75%      9.28%
8/30/85    7.14%    7.58%    98.1952     7.67%     8.17%    98.0612       7.82%    8.34%     98.0233        7.45%      7.85%
9/30/85    7.04%    7.47%    98.2204     7.70%     8.20%    98.0536       7.84%    8.36%     98.0182        7.65%      8.07%
10/31/85   7.19%    7.63%    98.1825     7.70%     8.20%    98.0536       7.71%    8.21%     98.0511        7.70%      8.12%
11/29/85   7.16%    7.60%    98.1901     7.73%     8.24%    98.0460       7.83%    8.35%     98.0208        7.80%      8.23%
12/31/85   7.05%    7.48%    98.2179     7.55%     8.04%    98.0915       7.72%    8.23%     98.0486        7.70%      8.12%
1/31/86    6.97%    7.39%    98.2381     7.55%     8.04%    98.0915       7.69%    8.19%     98.0561        7.80%      8.23%
2/28/86    7.02%    7.45%    98.2255     7.49%     7.97%    98.1067       7.54%    8.02%     98.0941        7.65%      8.07%
3/31/86    6.34%    6.69%    98.3974     6.82%     7.22%    98.2761       7.08%    7.51%     98.2103        7.35%      7.74%
4/30/86    6.10%    6.43%    98.4581     6.43%     6.79%    98.3746       6.50%    6.87%     98.3569        6.70%      7.03%
5/30/86    6.30%    6.65%    98.4075     6.66%     7.05%    98.3165       6.80%    7.20%     98.2811        6.55%      6.87%
6/30/86    5.96%    6.28%    98.4934     6.44%     6.80%    98.3721       6.55%    6.93%     98.3443        7.38%      7.76%
7/31/86    5.79%    6.09%    98.5364     6.11%     6.44%    98.4555       6.30%    6.65%     98.4075        6.20%      6.49%
8/29/86    5.17%    5.42%    98.6931     5.31%     5.57%    98.6578       5.45%    5.72%     98.6224        5.50%      5.74%
9/30/86    5.20%    5.45%    98.6856     5.67%     5.96%    98.5668       5.82%    6.12%     98.5288        5.75%      6.00%
10/31/86   5.20%    5.45%    98.6856     5.53%     5.81%    98.6021       5.70%    5.99%     98.5592        5.65%      5.90%
11/28/86   5.39%    5.66%    98.6375     5.67%     5.96%    98.5668       5.78%    6.08%     98.5389        5.25%      5.47%
12/31/86   5.67%    5.96%    98.5668     5.95%     6.27%    98.4960       6.50%    6.87%     98.3569       17.00%     18.82%

                                   Appendix A

                                    Table 2
    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
1/30/87    5.60%    5.89%    98.5844     5.85%     6.16%    98.5213       6.10%    6.43%     98.4581        5.95%      6.22%
2/27/87    5.45%    5.72%    98.6224     5.98%     6.30%    98.4884       6.15%    6.49%     98.4454        5.80%      6.06%
3/31/87    5.61%    5.90%    98.5819     6.15%     6.49%    98.4454       6.32%    6.67%     98.4024        6.00%      6.27%
4/30/87    5.53%    5.81%    98.6021     6.71%     7.10%    98.3039       6.70%    7.09%     98.3064        6.05%      6.33%
5/29/87    5.86%    6.17%    98.5187     6.96%     7.38%    98.2407       6.97%    7.39%     98.2381        6.40%      6.70%
6/30/87    5.73%    6.03%    98.5516     6.87%     7.28%    98.2634       6.95%    7.37%     98.2432        6.50%      6.81%
7/31/87    6.07%    6.40%    98.4656     6.60%     6.98%    98.3317       6.77%    7.17%     98.2887        6.45%      6.76%
8/31/87    6.25%    6.60%    98.4201     6.83%     7.24%    98.2735       7.05%    7.48%     98.2179        6.70%      7.03%
9/30/87    6.61%    6.99%    98.3291     7.72%     8.23%    98.0486       7.98%    8.52%     97.9828        7.45%      7.85%
10/30/87   5.27%    5.53%    98.6679     7.25%     7.70%    98.1674       7.55%    8.04%     98.0915        6.65%      6.98%
11/30/87   5.21%    5.46%    98.6830     7.55%     8.04%    98.0915       7.70%    8.20%     98.0536        6.75%      7.08%
12/31/87   5.68%    5.97%    98.5642     7.08%     7.51%    98.2103       7.20%    7.65%     98.1800        6.90%      7.25%
1/29/88    5.64%    5.93%    98.5743     6.77%     7.17%    98.2887       6.68%    7.07%     98.3114        6.35%      6.65%
2/29/88    5.62%    5.91%    98.5794     6.49%     6.86%    98.3595       6.57%    6.95%     98.3393        6.30%      6.60%
3/31/88    5.71%    6.00%    98.5566     6.60%     6.98%    98.3317       6.70%    7.09%     98.3064        6.50%      6.81%
4/29/88    5.98%    6.30%    98.4884     6.94%     7.36%    98.2457       7.10%    7.53%     98.2053        6.80%      7.14%
5/31/88    6.43%    6.79%    98.3746     7.42%     7.89%    98.1244       7.60%    8.09%     98.0789        6.80%      7.14%
6/30/88    6.56%    6.94%    98.3418     7.51%     7.99%    98.1016       7.75%    8.26%     98.0410        7.30%      7.68%
7/29/88    6.95%    7.37%    98.2432     7.94%     8.47%    97.9929       7.94%    8.47%     97.9929        7.56%      7.97%
8/31/88    7.30%    7.76%    98.1547     8.26%     8.83%    97.9121       8.55%    9.16%     97.8388        7.70%      8.12%
9/30/88    7.25%    7.70%    98.1674     8.19%     8.75%    97.9298       8.45%    9.05%     97.8640        8.50%      9.00%
10/31/88   7.36%    7.82%    98.1396     8.18%     8.74%    97.9323       8.45%    9.05%     97.8640        8.10%      8.56%
11/30/88   7.83%    8.35%    98.0208     8.88%     9.53%    97.7553       9.00%    9.67%     97.7250        8.20%      8.67%
12/30/88   8.10%    8.65%    97.9525     8.83%     9.48%    97.7680       9.25%    9.95%     97.6618        9.25%      9.83%
1/31/89    8.39%    8.98%    97.8792     8.96%     9.62%    97.7351       9.20%    9.90%     97.6744        8.80%      9.33%
2/28/89    8.71%    9.34%    97.7983     9.76%    10.54%    97.5329      10.13%   10.97%     97.4394        9.50%     10.11%
3/31/89    8.90%    9.56%    97.7503     9.86%    10.65%    97.5076      10.15%   10.99%     97.4343        9.50%     10.11%
4/28/89    8.41%    9.00%    97.8741     9.50%    10.24%    97.5986       9.80%   10.58%     97.5228        9.45%     10.06%
5/31/89    8.61%    9.23%    97.8236     9.25%     9.95%    97.6618       9.40%   10.13%     97.6239        9.60%     10.22%
6/30/89    7.99%    8.53%    97.9803     8.76%     9.40%    97.7857       9.10%    9.78%     97.6997        9.40%     10.00%
7/31/89    7.80%    8.31%    98.0283     8.14%     8.70%    97.9424       8.40%    8.99%     97.8767        8.55%      9.06%
8/31/89    7.89%    8.42%    98.0056     8.56%     9.17%    97.8362       8.80%    9.44%     97.7756        8.80%      9.33%
9/29/89    7.91%    8.44%    98.0005     8.75%     9.39%    97.7882       9.00%    9.67%     97.7250        9.10%      9.67%
10/31/89   7.77%    8.28%    98.0359     8.26%     8.83%    97.9121       8.49%    9.09%     97.8539        8.80%      9.33%
11/30/89   7.59%    8.08%    98.0814     8.08%     8.63%    97.9576       8.30%    8.88%     97.9019        8.55%      9.06%
12/29/89   7.55%    8.04%    98.0915     7.89%     8.42%    98.0056       8.10%    8.65%     97.9525        9.20%      9.78%
1/31/90    7.74%    8.25%    98.0435     8.00%     8.54%    97.9778       8.27%    8.84%     97.9095        8.15%      8.62%
2/28/90    7.77%    8.28%    98.0359     7.99%     8.53%    97.9803       8.25%    8.82%     97.9146        8.13%      8.59%
3/30/90    7.80%    8.31%    98.0283     8.15%     8.71%    97.9399       8.40%    8.99%     97.8767        8.05%      8.51%
4/30/90    7.79%    8.30%    98.0309     8.29%     8.87%    97.9045       8.56%    9.17%     97.8362        7.95%      8.40%
5/31/90    7.75%    8.26%    98.0410     8.03%     8.57%    97.9702       8.28%    8.85%     97.9070        8.00%      8.45%
6/29/90    7.74%    8.25%    98.0435     7.96%     8.49%    97.9879       8.25%    8.82%     97.9146        8.20%      8.67%
7/31/90    7.49%    7.97%    98.1067     7.59%     8.08%    98.0814       7.92%    8.45%     97.9980        7.93%      8.37%
8/31/90    7.39%    7.86%    98.1320     7.70%     8.20%    98.0536       8.02%    8.56%     97.9727        7.95%      8.40%
9/28/90    7.14%    7.58%    98.1952     7.92%     8.45%    97.9980       8.19%    8.75%     97.9298        8.00%      8.45%
10/31/90   7.11%    7.55%    98.2028     7.66%     8.16%    98.0637       7.96%    8.49%     97.9879        7.75%      8.18%
11/30/90   7.02%    7.45%    98.2255     7.90%     8.43%    98.0031       8.30%    8.88%     97.9019        7.55%      7.96%
12/31/90   6.44%    6.80%    98.3721     7.17%     7.61%    98.1876       7.50%    7.98%     98.1042        6.75%      7.08%
1/31/91    6.12%    6.45%    98.4530     6.71%     7.10%    98.3039       6.97%    7.39%     98.2381        7.25%      7.63%
2/28/91    6.04%    6.37%    98.4732     6.54%     6.91%    98.3468       6.75%    7.15%     98.2938        6.85%      7.19%
3/29/91    5.74%    6.04%    98.5491     6.08%     6.41%    98.4631       6.27%    6.62%     98.4151        7.50%      7.90%
4/30/91    5.51%    5.79%    98.6072     5.75%     6.05%    98.5465       5.95%    6.27%     98.4960        5.75%      6.00%
5/31/91    5.53%    5.81%    98.6021     5.85%     6.16%    98.5213       5.95%    6.27%     98.4960        5.80%      6.06%
6/28/91    5.54%    5.82%    98.5996     5.95%     6.27%    98.4960       6.07%    6.40%     98.4656        5.85%      6.11%
7/31/91    5.53%    5.81%    98.6021     5.90%     6.21%    98.5086       5.97%    6.29%     98.4909        5.90%      6.17%
8/30/91    5.33%    5.59%    98.6527     5.55%     5.83%    98.5971       5.70%    5.99%     98.5592        5.40%      5.63%
9/30/91    5.11%    5.35%    98.7083     5.40%     5.67%    98.6350       5.55%    5.83%     98.5971        6.60%      6.92%
10/31/91   4.82%    5.04%    98.7816     5.05%     5.29%    98.7235       5.20%    5.45%     98.6856        5.00%      5.20%
11/29/91   4.35%    4.53%    98.9004     4.84%     5.06%    98.7766       4.95%    5.18%     98.7488        4.82%      5.01%
12/31/91   3.86%    4.01%    99.0243     4.05%     4.21%    98.9763       4.18%    4.35%     98.9434        5.25%      5.47%
1/31/92    3.84%    3.99%    99.0293     4.01%     4.17%    98.9864       4.15%    4.32%     98.9510        5.65%      5.90%

                                   Appendix A

                                    Table 2

    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
2/28/92    3.93%    4.09%    99.0066     4.07%     4.24%    98.9712       4.18%    4.35%     98.9434        4.05%      4.19%
3/31/92    4.05%    4.21%    98.9763     4.17%     4.34%    98.9459       4.30%    4.48%     98.9131        4.63%      4.81%
4/30/92    3.70%    3.84%    99.0647     4.00%     4.16%    98.9889       3.85%    4.00%     99.0268        3.75%      3.88%
5/31/92    3.70%    3.84%    99.0647     3.84%     3.99%    99.0293       3.95%    4.11%     99.0015        3.75%      3.88%
6/30/92    3.57%    3.70%    99.0976     3.77%     3.92%    99.0470       3.88%    4.03%     99.0192        3.70%      3.82%
7/31/92    3.18%    3.29%    99.1962     3.33%     3.45%    99.1583       3.38%    3.50%     99.1456        3.38%      3.49%
8/31/92    3.16%    3.27%    99.2012     3.30%     3.42%    99.1658       3.42%    3.54%     99.1355        3.60%      3.72%
9/30/92    2.69%    2.77%    99.3200     3.07%     3.17%    99.2240       3.15%    3.26%     99.2038        4.75%      4.93%
10/31/92   2.96%    3.06%    99.2518     3.33%     3.45%    99.1583       3.42%    3.54%     99.1355        3.05%      3.14%
11/30/92   3.27%    3.39%    99.1734     3.70%     3.84%    99.0647       3.85%    4.00%     99.0268        3.60%      3.72%
12/31/92   3.08%    3.18%    99.2214     3.31%     3.43%    99.1633       3.35%    3.47%     99.1532        3.50%      3.61%
1/31/93    2.90%    3.00%    99.2669     3.09%     3.20%    99.2189       3.12%    3.23%     99.2113        3.05%      3.14%
2/28/93    2.95%    3.05%    99.2543     3.09%     3.20%    99.2189       3.13%    3.24%     99.2088        3.25%      3.35%
3/31/93    2.89%    2.98%    99.2695     3.10%     3.21%    99.2164       3.12%    3.23%     99.2113        4.00%      4.14%
4/30/93    2.91%    3.01%    99.2644     3.04%     3.14%    99.2316       3.08%    3.18%     99.2214        3.00%      3.09%
5/31/93    3.06%    3.16%    99.2265     3.16%     3.27%    99.2012       3.22%    3.33%     99.1861        3.10%      3.19%
6/30/93    3.03%    3.13%    99.2341     3.14%     3.25%    99.2063       3.19%    3.30%     99.1936        3.80%      3.93%
7/31/93    3.03%    3.13%    99.2341     3.11%     3.22%    99.2139       3.15%    3.26%     99.2038        2.95%      3.04%
8/31/93    3.01%    3.11%    99.2391     3.09%     3.20%    99.2189       3.14%    3.25%     99.2063        3.20%      3.30%
9/30/93    2.92%    3.02%    99.2619     3.10%     3.21%    99.2164       3.25%    3.36%     99.1785        3.40%      3.51%
10/31/93   3.03%    3.13%    99.2341     3.25%     3.36%    99.1785       3.30%    3.42%     99.1658        3.00%      3.09%
11/30/93   3.14%    3.25%    99.2063     3.31%     3.43%    99.1633       3.35%    3.47%     99.1532        3.05%      3.14%
12/31/93   3.01%    3.11%    99.2391     3.19%     3.30%    99.1936       3.24%    3.35%     99.1810        3.20%      3.30%
1/31/94    2.96%    3.06%    99.2518     3.08%     3.18%    99.2214       3.13%    3.24%     99.2088        3.16%      3.26%
2/28/94    3.36%    3.48%    99.1507     3.55%     3.68%    99.1026       3.65%    3.79%     99.0774        3.50%      3.61%
3/31/94    3.48%    3.61%    99.1203     3.80%     3.95%    99.0394       3.83%    3.98%     99.0319        3.63%      3.75%
4/29/94    3.87%    4.02%    99.0218     4.15%     4.32%    98.9510       4.20%    4.37%     98.9383        3.55%      3.67%
5/31/94    4.16%    4.33%    98.9484     4.45%     4.64%    98.8751       4.52%    4.72%     98.8574        4.50%      4.67%
6/30/94    4.15%    4.32%    98.9510     4.69%     4.90%    98.8145       4.73%    4.94%     98.8044        5.25%      5.47%
7/29/94    4.27%    4.45%    98.9206     4.58%     4.78%    98.8423       4.67%    4.88%     98.8195        4.23%      4.38%
8/31/94    4.56%    4.76%    98.8473     4.82%     5.04%    98.7816       4.89%    5.12%     98.7639        4.78%      4.97%
9/30/94    4.67%    4.88%    98.8195     5.30%     5.56%    98.6603       5.41%    5.68%     98.6325        5.00%      5.20%
10/31/94   5.03%    5.27%    98.7285     5.45%     5.72%    98.6224       5.54%    5.82%     98.5996        4.71%      4.89%
11/30/94   5.56%    5.84%    98.5946     6.02%     6.34%    98.4783       6.12%    6.45%     98.4530        5.60%      5.84%
12/30/94   5.53%    5.81%    98.6021     6.25%     6.60%    98.4201       6.39%    6.75%     98.3848        5.78%      6.04%
1/31/95    5.83%    6.14%    98.5263     6.10%     6.43%    98.4581       6.23%    6.57%     98.4252        5.88%      6.14%
2/28/95    5.76%    6.06%    98.5440     6.03%     6.35%    98.4758       6.11%    6.44%     98.4555        6.23%      6.52%
3/31/95    5.70%    5.99%    98.5592     6.07%     6.40%    98.4656       6.19%    6.53%     98.4353        6.40%      6.70%
4/30/95    5.69%    5.98%    98.5617     6.01%     6.33%    98.4808       6.10%    6.43%     98.4581        6.04%      6.32%
5/31/95    5.63%    5.92%    98.5769     5.86%     6.17%    98.5187       5.96%    6.28%     98.4934        6.18%      6.46%
6/30/95    5.44%    5.71%    98.6249     5.80%     6.10%    98.5339       5.96%    6.28%     98.4934        6.33%      6.63%
7/31/95    5.42%    5.69%    98.6299     5.65%     5.94     98.5718       5.76%    6.06%     98.5440        5.90%      6.17%
8/31/95    5.29%    5.55%    98.6628     5.68%     5.97     98.5642       5.75%    6.05%     98.5465        5.88%      6.14%
9/30/95    5.24%    5.49%    98.6754     5.73%     6.03%    98.5516       5.82%    6.12%     98.5288        6.38%      6.68%
10/31/95   5.32%    5.58%    98.6552     5.67%     5.96     98.5668       5.78%    6.08%     98.5389        5.99%      6.26%
11/30/95   5.32%    5.58%    98.6552     5.59%     5.87%    98.5870       5.71%    6.00%     98.5566        6.00%      6.27%
12/31/95   4.96%    5.19%    98.7462     5.45%     5.72%    98.6224       5.48%    5.75%     98.6148        5.93%      6.19%
1/31/96    4.91%    5.14%    98.7589     5.14%     5.39     98.7007       5.24%    5.49%     98.6754        5.93%      6.20%



                                   Appendix A
                                     Page 3

                                    Table 2

    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
2/29/96    4.89%    5.12%     98.7639    5.11%     5.35%    98.7083       5.20%    5.45%     98.6856        5.25%      5.46%
3/31/96    5.00%    5.23%     98.7361    5.29%     5.55%    98.6628       5.36%    5.62%     98.6451        5.03%      5.23%
4/30/96    5.01%    5.24%     98.7336    5.28%     5.54%    98.6653       5.34%    5.60%     98.6502        5.40%      5.62%
5/31/96    5.04%    5.28%     98.7260    5.32%     5.58%    98.6552       5.37%    5.63%     98.6426        5.33%      5.55%
6/30/96    5.04%    5.28%     98.7260    5.40%     5.67%    98.6350       5.48%    5.75%     98.6148        5.38%      5.60%
7/31/96    5.18%    5.43%     98.6906    5.45%     5.72%    98.6224       5.55%    5.83%     98.5971        5.88%      6.14%
8/31/96    5.15%    5.40%     98.6982    5.34%     5.60%    98.6502       5.45%    5.72%     98.6224        5.18%      5.39%
9/30/96    4.91%    5.14%     98.7589    5.31%     5.57%    98.6578       5.51%    5.79%     98.6072        5.84%      6.10%
10/31/96   5.01%    5.24%     98.7336    5.31%     5.57%    98.6578       5.39%    5.66%     98.6375        6.08%      6.35%
11/30/96   5.00%    5.23%     98.7361    5.30%     5.56%    98.6603       5.40%    5.67%     98.6350        5.88%      6.14%
12/31/96   5.07%    5.31%     98.7184    5.32%     5.58%    98.6552       5.41%    5.68%     98.6325        6.25%      6.54%
1/31/97    5.02%    5.26%     98.7311    5.32%     5.58%    98.6552       5.42%    5.69%     98.6299        5.44%      5.67%

























                                   Appendix A
                                     Page 4

                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Jan 2, 1990     2,810.20    Mar 28, 1990    2,743.70    Jun 25, 1990    2,845.05
Jan 3, 1990     2,809.72    Mar 29, 1990    2,727.70    Jun 26, 1990    2,842.33
Jan 4, 1990     2,796.08    Mar 30, 1990    2,707.20    Jun 27, 1990    2,862.13
Jan 5, 1990     2,773.26    Apr 2, 1990     2,700.46    Jun 28, 1990    2,878.71
Jan 8, 1990     2,794.38    Apr 3, 1990     2,736.72    Jun 29, 1990    2,880.69
Jan 9, 1990     2,766.00    Apr 4, 1990     2,719.38    Jul 2, 1990     2,899.26
Jan 10, 1990    2,750.64    Apr 5, 1990     2,721.18    Jul 3, 1990     2,911.63
Jan 11, 1990    2,760.66    Apr 6, 1990     2,717.12    Jul 5, 1990     2,879.21
Jan 12, 1990    2,689.20    Apr 9, 1990     2,722.08    Jul 6, 1990     2,904.95
Jan 15, 1990    2,669.36    Apr 10, 1990    2,731.08    Jul 9, 1990     2,914.11
Jan 16, 1990    2,692.62    Apr 11, 1990    2,729.74    Jul 10, 1990    2,890.84
Jan 17, 1990    2,659.14    Apr 12, 1990    2,751.80    Jul 11, 1990    2,932.67
Jan 18, 1990    2,666.38    Apr 16, 1990    2,763.06    Jul 12, 1990    2,969.80
Jan 19, 1990    2,677.90    Apr 17, 1990    2,765.78    Jul 13, 1990    2,980.20
Jan 22, 1990    2,600.46    Apr 18, 1990    2,732.88    Jul 16, 1990    2,999.75
Jan 23, 1990    2,615.32    Apr 19, 1990    2,711.94    Jul 17, 1990    2,999.75
Jan 24, 1990    2,604.50    Apr 20, 1990    2,695.94    Jul 18, 1990    2,981.68
Jan 25, 1990    2,561.00    Apr 24, 1990    2,654.50    Jul 19, 1990    2,993.81
Jan 26, 1990    2,559.24    Apr 25, 1990    2,666.44    Jul 20, 1990    2,961.14
Jan 29, 1990    2,553.38    Apr 26, 1990    2,676.58    Jul 23, 1990    2,904.70
Jan 30, 1990    2,543.24    Apr 27, 1990    2,645.06    Jul 24, 1990    2,922.52
Jan 31, 1990    2,590.54    Apr 30, 1990    2,656.80    Jul 25, 1990    2,930.94
Feb 1, 1990     2,586.26    May 1, 1990     2,668.92    Jul 26, 1990    2,920.79
Feb 2, 1990     2,602.70    May 2, 1990     2,689.64    Jul 27, 1990    2,898.51
Feb 5, 1990     2,622.52    May 3, 1990     2,696.18    Jul 30, 1990    2,917.33
Feb 6, 1990     2,606.30    May 4, 1990     2,710.36    Jul 31, 1990    2,905.20
Feb 7, 1990     2,640.10    May 7, 1990     2,721.62    Aug 1, 1990     2,899.25
Feb 8, 1990     2,644.36    May 8, 1990     2,733.56    Aug 2, 1990     2,864.60
Feb 9, 1990     2,648.20    May 9, 1990     2,732.88    Aug 3, 1990     2,809.65
Feb 12, 1990    2,619.14    May 10, 1990    2,738.52    Aug 6, 1990     2,716.34
Feb 13, 1990    2,624.10    May 11, 1990    2,801.58    Aug 7, 1990     2,710.64
Feb 14, 1990    2,624.32    May 14, 1990    2,821.54    Aug 8, 1990     2,734.90
Feb 15, 1990    2,649.54    May 15, 1990    2,822.46    Aug 9, 1990     2,758.91
Feb 16, 1990    2,635.58    May 16, 1990    2,819.68    Aug 10, 1990    2,716.58
Feb 20, 1990    2,596.84    May 17, 1990    2,831.72    Aug 13, 1990    2,746.78
Feb 21, 1990    2,583.56    May 18, 1990    2,819.92    Aug 14, 1990    2,747.77
Feb 22, 1990    2,574.78    May 21, 1990    2,844.68    Aug 15, 1990    2,748.27
Feb 23, 1990    2,564.18    May 22, 1990    2,852.24    Aug 16, 1990    2,681.44
Feb 26, 1990    2,602.48    May 23, 1990    2,856.26    Aug 17, 1990    2,644.80
Feb 27, 1990    2,617.12    May 24, 1990    2,855.56    Aug 20, 1990    2,656.44
Feb 28, 1990    2,627.26    May 25, 1990    2,820.92    Aug 21, 1990    2,603.96
Mar 1, 1990     2,635.58    May 29, 1990    2,870.50    Aug 22, 1990    2,560.15
Mar 2, 1990     2,660.36    May 30, 1990    2,878.56    Aug 23, 1990    2,483.42
Mar 5, 1990     2,649.54    May 31, 1990    2,876.66    Aug 24, 1990    2,532.92
Mar 6, 1990     2,676.80    Jun 1, 1990     2,900.98    Aug 27, 1990    2,611.63
Mar 7, 1990     2,669.60    Jun 4, 1990      2935.19    Aug 28, 1990    2,614.85
Mar 8, 1990     2,696.18    Jun 5, 1990      2925.00    Aug 29, 1990    2,632.43
Mar 9, 1990     2,683.34    Jun 6, 1990      2911.65    Aug 30, 1990    2,593.32
Mar 12, 1990    2,686.72    Jun 7, 1990      2897.33    Aug 31, 1990    2,614.36
Mar 13, 1990    2,674.54    Jun 8, 1990      2862.38    Sep 4, 1990     2,613.37
Mar 14, 1990    2,687.84    Jun 11, 1990     2892.57    Sep 5, 1990     2,628.22
Mar 15, 1990    2,695.72    Jun 12, 1990     2933.42    Sep 6, 1990     2,596.29
Mar 16, 1990    2,741.22    Jun 13, 1990     2929.95    Sep 7, 1990     2,619.55
Mar 19, 1990    2,755.64    Jun 14, 1990     2928.22    Sep 10, 1990    2,615.59
Mar 20, 1990    2,738.74    Jun 15, 1990     2935.89    Sep 11, 1990    2,612.62
Mar 21, 1990    2,727.92    Jun 18, 1990     2882.18    Sep 12, 1990    2,625.74
Mar 22, 1990    2,695.72    Jun 19, 1990     2893.56    Sep 13, 1990    2,582.67
Mar 23, 1990    2,704.28    Jun 20, 1990     2895.30    Sep 14, 1990    2,564.11
Mar 26, 1990    2,707.66    Jun 21, 1990     2901.73    Sep 17, 1990    2,567.33
Mar 27, 1990    2,736.94    Jun 22, 1990     2857.18    Sep 18, 1990    2,571.29


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Sep 19, 1990    2,557.43    Dec 13, 1990    2,614.36    Mar 13, 1991    2,955.20
Sep 20, 1990    2,518.32    Dec 14, 1990    2,593.81    Mar 14, 1991    2,952.23
Sep 21, 1990    2,512.38    Dec 17, 1990    2,593.32    Mar 15, 1991    2,948.27
Sep 24, 1990    2,452.97    Dec 18, 1990    2,626.73    Mar 18, 1991    2,929.95
Sep 25, 1990    2,485.64    Dec 19, 1990    2,626.73    Mar 19, 1991    2,867.82
Sep 26, 1990    2,459.65    Dec 20, 1990    2,629.46    Mar 20, 1991    2,872.03
Sep 27, 1990    2,427.48    Dec 21, 1990    2,633.66    Mar 21, 1991    2,855.45
Sep 28, 1990    2,452.48    Dec 24, 1990    2,621.29    Mar 22, 1991    2,858.91
Oct 1, 1990     2,515.84    Dec 26, 1990    2,637.13    Mar 25, 1991    2,865.84
Oct 2, 1990     2,505.20    Dec 27, 1990    2,625.50    Mar 26, 1991    2,914.85
Oct 3, 1990     2,489.36    Dec 28, 1990    2,629.21    Mar 27, 1991    2,917.57
Oct 4, 1990     2,516.83    Dec 31, 1990    2,633.66    Mar 28, 1991    2,913.86
Oct 5, 1990     2,510.64    Jan 2, 1991     2,610.64    Apr 1, 1991     2,881.19
Oct 8, 1990     2,523.76    Jan 3, 1991     2,573.51    Apr 2, 1991     2,945.05
Oct 9, 1990     2,445.54    Jan 4, 1991     2,566.09    Apr 3, 1991     2,926.73
Oct 10, 1990    2,407.92    Jan 7, 1991     2,522.77    Apr 4, 1991     2,924.50
Oct 11, 1990    2,365.10    Jan 8, 1991     2,509.41    Apr 5, 1991     2,896.78
Oct 12, 1990    2,398.02    Jan 9, 1991     2,470.30    Apr 8, 1991     2,918.56
Oct 15, 1990    2,416.34    Jan 10, 1991    2,498.76    Apr 9, 1991     2,873.02
Oct 16, 1990    2,381.19    Jan 11, 1991    2,501.49    Apr 10, 1991    2,874.50
Oct 17, 1990    2,387.87    Jan 14, 1991    2,483.91    Apr 11, 1991    2,905.45
Oct 18, 1990    2,452.72    Jan 15, 1991    2,490.59    Apr 12, 1991    2,920.79
Oct 19, 1990    2,520.79    Jan 16, 1991    2,508.91    Apr 15, 1991    2,933.17
Oct 22, 1990    2,516.09    Jan 17, 1991    2,623.51    Apr 16, 1991    2,986.88
Oct 23, 1990    2,494.06    Jan 18, 1991    2,646.78    Apr 17, 1991    3,004.46
Oct 24, 1990    2,504.21    Jan 22, 1991    2,603.22    Apr 18, 1991    2,999.26
Oct 25, 1990    2,484.16    Jan 23, 1991    2,619.06    Apr 19, 1991    2,965.59
Oct 26, 1990    2,436.14    Jan 24, 1991    2,643.07    Apr 22, 1991    2,927.72
Oct 29, 1990    2,430.20    Jan 25, 1991    2,659.41    Apr 23, 1991    2,930.45
Oct 30, 1990    2,448.02    Jan 28, 1991    2,654.46    Apr 24, 1991    2,949.50
Oct 31, 1990    2,442.33    Jan 29, 1991    2,662.62    Apr 25, 1991    2,921.04
Nov 1, 1990     2,454.95    Jan 30, 1991    2,713.12    Apr 26, 1991    2,912.38
Nov 2, 1990     2,490.84    Jan 31, 1991    2,736.39    Apr 29, 1991    2,876.98
Nov 5, 1990     2,502.23    Feb 1, 1991     2,730.69    Apr 30, 1991    2,887.87
Nov 6, 1990     2,485.15    Feb 4, 1991     2,772.28    May 1, 1991     2,930.20
Nov 7, 1990     2,441.09    Feb 5, 1991     2,788.37    May 2, 1991     2,938.61
Nov 8, 1990     2,443.81    Feb 6, 1991     2,830.94    May 3, 1991     2,938.86
Nov 9, 1990     2,488.61    Feb 7, 1991     2,810.64    May 6, 1991     2,941.64
Nov 12, 1990    2,540.35    Feb 8, 1991     2,830.69    May 7, 1991     2,917.49
Nov 13, 1990    2,535.40    Feb 11, 1991    2,902.23    May 8, 1991     2,930.90
Nov 14, 1990    2,559.65    Feb 12, 1991    2,874.75    May 9, 1991     2,971.15
Nov 15, 1990    2,545.05    Feb 13, 1991    2,909.16    May 10, 1991    2,920.17
Nov 16, 1990    2,550.25    Feb 14, 1991    2,877.23    May 13, 1991    2,924.42
Nov 19, 1990    2,565.35    Feb 15, 1991    2,934.65    May 14, 1991    2,886.85
Nov 20, 1990    2,530.20    Feb 19, 1991    2,932.18    May 15, 1991    2,865.38
Nov 21, 1990    2,539.36    Feb 20, 1991    2,899.01    May 16, 1991    2,894.01
Nov 23, 1990    2,527.23    Feb 21, 1991    2,891.83    May 17, 1991    2,886.63
Nov 26, 1990    2,533.17    Feb 22, 1991    2,889.36    May 20, 1991    2,892.22
Nov 27, 1990    2,543.81    Feb 25, 1991    2,887.87    May 21, 1991    2,906.08
Nov 28, 1990    2,535.15    Feb 26, 1991    2,864.60    May 22, 1991    2,910.33
Nov 29, 1990    2,518.81    Feb 27, 1991    2,889.11    May 23, 1991    2,900.04
Nov 30, 1990    2,559.65    Feb 28, 1991    2,882.18    May 24, 1991    2,913.91
Dec 3, 1990     2,565.59    Mar 1, 1991     2,909.90    May 28, 1991    2,958.86
Dec 4, 1990     2,579.70    Mar 4, 1991     2,914.11    May 29, 1991    2,969.59
Dec 5, 1990     2,610.40    Mar 5, 1991     2,972.52    May 30, 1991    3,000.45
Dec 6, 1990     2,602.48    Mar 6, 1991     2,973.27    May 31, 1991    3,027.50
Dec 7, 1990     2,590.10    Mar 7, 1991     2,963.37    Jun 3, 1991     3,035.33
Dec 10, 1990    2,596.78    Mar 8, 1991     2,955.20    Jun 4, 1991     3,027.95
Dec 11, 1990    2,586.14    Mar 11, 1991    2,939.36    Jun 5, 1991     3,005.37
Dec 12, 1990    2,622.28    Mar 12, 1991    2,922.52    Jun 6, 1991     2,994.86


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Jun 7, 1991     2,976.74    Sep 3, 1991     3,017.67    Nov 26, 1991    2,916.14
Jun 10, 1991    2,975.40    Sep 4, 1991     3,008.50    Nov 27, 1991    2,900.04
Jun 11, 1991    2,985.91    Sep 5, 1991     3,008.50    Nov 29, 1991    2,894.68
Jun 12, 1991    2,961.99    Sep 6, 1991     3,011.63    Dec 2, 1991     2,935.38
Jun 13, 1991    2,965.12    Sep 9, 1991     3,007.16    Dec 3, 1991     2,929.56
Jun 14, 1991    3,000.45    Sep 10, 1991    2,982.56    Dec 4, 1991     2,911.67
Jun 17, 1991    2,993.96    Sep 11, 1991    2,987.03    Dec 5, 1991     2,889.09
Jun 18, 1991    2,986.81    Sep 12, 1991    3,007.83    Dec 6, 1991     2,886.40
Jun 19, 1991    2,955.50    Sep 13, 1991    2,985.69    Dec 9, 1991     2,871.65
Jun 20, 1991    2,953.94    Sep 16, 1991    3,015.21    Dec 10, 1991    2,863.82
Jun 21, 1991    2,965.56    Sep 17, 1991    3,013.19    Dec 11, 1991    2,865.38
Jun 24, 1991    2,913.01    Sep 18, 1991    3,017.89    Dec 12, 1991    2,895.13
Jun 25, 1991    2,910.11    Sep 19, 1991    3,024.37    Dec 13, 1991    2,914.36
Jun 26, 1991    2,913.01    Sep 20, 1991    3,019.23    Dec 16, 1991    2,919.05
Jun 27, 1991    2,934.93    Sep 23, 1991    3,010.51    Dec 17, 1991    2,902.28
Jun 28, 1991    2,906.75    Sep 24, 1991    3,029.07    Dec 18, 1991    2,908.09
Jul 1, 1991     2,958.41    Sep 25, 1991    3,021.02    Dec 19, 1991    2,914.36
Jul 2, 1991     2,972.72    Sep 26, 1991    3,017.22    Dec 20, 1991    2,934.48
Jul 3, 1991     2,934.71    Sep 27, 1991    3,006.04    Dec 23, 1991    3,022.58
Jul 5, 1991     2,932.47    Sep 30, 1991    3,016.77    Dec 24, 1991    3,050.98
Jul 8, 1991     2,961.99    Oct 1, 1991     3,018.34    Dec 26, 1991    3,082.96
Jul 9, 1991     2,947.23    Oct 2, 1991     3,012.52    Dec 27, 1991    3,101.52
Jul 10, 1991    2,944.77    Oct 3, 1991     2,984.79    Dec 30, 1991    3,163.91
Jul 11, 1991    2,959.75    Oct 4, 1991     2,961.76    Dec 31, 1991    3,168.83
Jul 12, 1991    2,980.77    Oct 7, 1991     2,942.75    Jan 2, 1992     3,172.41
Jul 15, 1991    2,990.61    Oct 8, 1991     2,963.77    Jan 3, 1992     3,201.48
Jul 16, 1991    2,983.90    Oct 9, 1991     2,946.33    Jan 6, 1992     3,200.13
Jul 17, 1991    2,978.76    Oct 10, 1991    2,976.52    Jan 7, 1992     3,204.83
Jul 18, 1991    3,016.32    Oct 11, 1991    2,983.68    Jan 8, 1992     3,203.94
Jul 19, 1991    3,016.32    Oct 14, 1991    3,019.45    Jan 9, 1992     3,209.53
Jul 22, 1991    3,012.97    Oct 15, 1991    3,041.37    Jan 10, 1992    3,199.46
Jul 23, 1991    2,983.23    Oct 16, 1991    3,061.72    Jan 13, 1992    3,185.60
Jul 24, 1991    2,966.23    Oct 17, 1991    3,053.00    Jan 14, 1992    3,246.20
Jul 25, 1991    2,980.10    Oct 18, 1991    3,077.15    Jan 15, 1992    3,258.50
Jul 26, 1991    2,972.50    Oct 21, 1991    3,060.38    Jan 16, 1992    3,249.55
Jul 29, 1991    2,985.24    Oct 22, 1991    3,039.80    Jan 17, 1992    3,264.98
Jul 30, 1991    3,016.32    Oct 23, 1991    3,040.92    Jan 20, 1992    3,254.03
Jul 31, 1991    3,024.82    Oct 24, 1991    3,016.32    Jan 21, 1992    3,223.39
Aug 1, 1991     3,017.67    Oct 25, 1991    3,004.92    Jan 22, 1992    3,255.81
Aug 2, 1991     3,006.26    Oct 28, 1991    3,045.62    Jan 23, 1992    3,226.74
Aug 5, 1991     2,989.04    Oct 29, 1991    3,061.94    Jan 27, 1992    3,240.61
Aug 6, 1991     3,027.28    Oct 30, 1991    3,071.78    Jan 28, 1992    3,272.14
Aug 7, 1991     3,026.61    Oct 31, 1991    3,069.10    Jan 29, 1992    3,224.96
Aug 8, 1991     3,013.86    Nov 1, 1991     3,056.35    Jan 30, 1992    3,244.86
Aug 9, 1991     2,996.20    Nov 4, 1991     3,045.62    Jan 31, 1992    3,223.39
Aug 12, 1991    3,001.34    Nov 5, 1991     3,031.31    Feb 3, 1992     3,234.12
Aug 13, 1991    3,008.72    Nov 6, 1991     3,038.46    Feb 4, 1992     3,272.81
Aug 14, 1991    3,005.37    Nov 7, 1991     3,054.11    Feb 5, 1992     3,257.60
Aug 15, 1991    2,998.43    Nov 8, 1991     3,045.62    Feb 6, 1992     3,255.59
Aug 16, 1991    2,968.02    Nov 11, 1991    3,042.26    Feb 7, 1992     3,225.40
Aug 19, 1991    2,898.03    Nov 12, 1991    3,054.11    Feb 10, 1992    3,245.08
Aug 20, 1991    2,913.69    Nov 13, 1991    3,065.30    Feb 11, 1992    3,251.57
Aug 21, 1991    3,001.79    Nov 14, 1991    3,063.51    Feb 12, 1992    3,276.83
Aug 22, 1991    3,007.38    Nov 15, 1991    2,943.20    Feb 13, 1992    3,246.65
Aug 23, 1991    3,040.25    Nov 18, 1991    2,972.72    Feb 14, 1992    3,245.97
Aug 26, 1991    3,039.36    Nov 19, 1991    2,931.57    Feb 18, 1992    3,224.73
Aug 27, 1991    3,026.16    Nov 20, 1991    2,930.01    Feb 19, 1992    3,230.32
Aug 28, 1991    3,055.23    Nov 21, 1991    2,932.69    Feb 20, 1992    3,280.64
Aug 29, 1991    3,049.64    Nov 22, 1991    2,902.73    Feb 21, 1992    3,280.19
Aug 30, 1991    3,043.60    Nov 25, 1991    2,902.06    Feb 24, 1992    3,282.42


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Feb 25, 1992    3,257.83    May 20, 1992    3,393.84    Aug 14, 1992    3,328.94
Feb 26, 1992    3,283.32    May 21, 1992    3,378.71    Aug 17, 1992    3,324.89
Feb 27, 1992    3,269.45    May 22, 1992    3,386.77    Aug 18, 1992    3,329.48
Feb 28, 1992    3,267.67    May 26, 1992    3,364.21    Aug 19, 1992    3,307.06
Mar 2, 1992     3,275.27    May 27, 1992    3,370.44    Aug 20, 1992    3,304.89
Mar 3, 1992     3,290.25    May 28, 1992    3,398.43    Aug 21, 1992    3,254.10
Mar 4, 1992     3,268.56    May 29, 1992    3,396.88    Aug 24, 1992    3,228.17
Mar 5, 1992     3,241.50    Jun 1, 1992     3,413.21    Aug 25, 1992    3,232.22
Mar 6, 1992     3,221.60    Jun 2, 1992     3,396.10    Aug 26, 1992    3,246.81
Mar 9, 1992     3,215.12    Jun 3, 1992     3,406.99    Aug 27, 1992    3,254.64
Mar 10, 1992    3,230.99    Jun 4, 1992     3,399.73    Aug 28, 1992    3,267.61
Mar 11, 1992    3,208.63    Jun 5, 1992     3,398.69    Aug 31, 1992    3,257.35
Mar 12, 1992    3,208.63    Jun 8, 1992     3,404.14    Sep 1, 1992     3,266.26
Mar 13, 1992    3,235.91    Jun 9, 1992     3,369.92    Sep 2, 1992     3,290.31
Mar 16, 1992    3,236.36    Jun 10, 1992    3,343.22    Sep 3, 1992     3,292.20
Mar 17, 1992    3,256.04    Jun 11, 1992    3,351.51    Sep 4, 1992     3,281.93
Mar 18, 1992    3,254.25    Jun 12, 1992    3,354.36    Sep 8, 1992     3,260.59
Mar 19, 1992    3,261.40    Jun 15, 1992    3,354.90    Sep 9, 1992     3,271.39
Mar 20, 1992    3,276.39    Jun 16, 1992    3,329.49    Sep 10, 1992    3,305.16
Mar 23, 1992    3,272.14    Jun 17, 1992    3,287.76    Sep 11, 1992    3,305.70
Mar 24, 1992    3,260.96    Jun 18, 1992    3,274.12    Sep 14, 1992    3,376.22
Mar 25, 1992    3,259.39    Jun 19, 1992    3,285.35    Sep 15, 1992    3,327.32
Mar 26, 1992    3,267.67    Jun 22, 1992    3,280.80    Sep 16, 1992    3,319.21
Mar 27, 1992    3,231.44    Jun 23, 1992    3,285.62    Sep 17, 1992    3,315.70
Mar 30, 1992    3,235.24    Jun 24, 1992    3,290.70    Sep 18, 1992    3,327.05
Mar 31, 1992    3,235.47    Jun 25, 1992    3,284.01    Sep 21, 1992    3,320.83
Apr 1, 1992     3,249.33    Jun 26, 1992    3,282.41    Sep 22, 1992    3,280.85
Apr 2, 1992     3,234.12    Jun 29, 1992    3,319.86    Sep 23, 1992    3,278.69
Apr 3, 1992     3,249.11    Jun 30, 1992    3,318.52    Sep 24, 1992    3,287.87
Apr 6, 1992     3,275.49    Jul 1, 1992     3,354.10    Sep 25, 1992    3,250.32
Apr 7, 1992     3,213.55    Jul 2, 1992     3,330.29    Sep 28, 1992    3,276.26
Apr 8, 1992     3,181.35    Jul 6, 1992     3,339.21    Sep 29, 1992    3,266.80
Apr 9, 1992     3,224.96    Jul 7, 1992     3,295.17    Sep 30, 1992    3,271.66
Apr 10, 1992    3,255.37    Jul 8, 1992     3,293.28    Oct 1, 1992     3,254.37
Apr 13, 1992    3,260.06    Jul 9, 1992     3,324.08    Oct 2, 1992     3,200.61
Apr 14, 1992    3,306.13    Jul 10, 1992    3,330.56    Oct 5, 1992     3,179.00
Apr 15, 1992    3,353.76    Jul 13, 1992    3,337.31    Oct 6, 1992     3,178.19
Apr 16, 1992    3,366.50    Jul 14, 1992    3,358.39    Oct 7, 1992     3,152.25
Apr 20, 1992    3,336.31    Jul 15, 1992    3,345.42    Oct 8, 1992     3,176.03
Apr 21, 1992    3,343.25    Jul 16, 1992    3,361.63    Oct 9, 1992     3,136.58
Apr 22, 1992    3,338.77    Jul 17, 1992    3,331.64    Oct 12, 1992    3,174.41
Apr 23, 1992    3,348.61    Jul 20, 1992    3,303.00    Oct 13, 1992    3,201.42
Apr 24, 1992    3,324.46    Jul 21, 1992    3,308.41    Oct 14, 1992    3,195.48
Apr 27, 1992    3,304.56    Jul 22, 1992    3,277.61    Oct 15, 1992    3,174.68
Apr 28, 1992    3,307.92    Jul 23, 1992    3,290.04    Oct 16, 1992    3,174.41
Apr 29, 1992    3,333.18    Jul 24, 1992    3,285.71    Oct 19, 1992    3,188.45
Apr 30, 1992    3,359.12    Jul 27, 1992    3,282.20    Oct 20, 1992    3,186.02
May 1, 1992     3,336.09    Jul 28, 1992    3,334.07    Oct 21, 1992    3,187.10
May 4, 1992     3,378.13    Jul 29, 1992    3,379.19    Oct 22, 1992    3,200.88
May 5, 1992     3,359.35    Jul 30, 1992    3,391.89    Oct 23, 1992    3,207.64
May 6, 1992     3,369.41    Jul 31, 1992    3,393.78    Oct 26, 1992    3,244.11
May 7, 1992     3,363.37    Aug 3, 1992     3,395.40    Oct 27, 1992    3,235.73
May 8, 1992     3,369.41    Aug 4, 1992     3,384.32    Oct 28, 1992    3,251.40
May 11, 1992    3,397.58    Aug 5, 1992     3,365.14    Oct 29, 1992    3,246.27
May 12, 1992    3,385.12    Aug 6, 1992     3,340.56    Oct 30, 1992    3,226.28
May 13, 1992    3,391.98    Aug 7, 1992     3,332.18    Nov 2, 1992     3,262.21
May 14, 1992    3,368.88    Aug 10, 1992    3,337.58    Nov 3, 1992     3,252.48
May 15, 1992    3,353.09    Aug 11, 1992    3,331.10    Nov 4, 1992     3,223.04
May 18, 1992    3,376.03    Aug 12, 1992    3,320.83    Nov 5, 1992     3,243.84
May 19, 1992    3,397.99    Aug 13, 1992    3,313.27    Nov 6, 1992     3,240.06


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Nov 9, 1992     3,240.87    Feb 4, 1993     3,416.74    May 3, 1993     3,446.46
Nov 10, 1992    3,225.47    Feb 5, 1993     3,442.14    May 4, 1993     3,446.19
Nov 11, 1992    3,240.33    Feb 8, 1993     3,437.54    May 5, 1993     3,449.10
Nov 12, 1992    3,239.79    Feb 9, 1993     3,414.58    May 6, 1993     3,441.90
Nov 13, 1992    3,233.03    Feb 10, 1993    3,412.42    May 7, 1993     3,437.19
Nov 16, 1992    3,205.74    Feb 11, 1993    3,422.69    May 10, 1993    3,443.28
Nov 17, 1992    3,193.32    Feb 12, 1993    3,392.43    May 11, 1993    3,468.75
Nov 18, 1992    3,207.37    Feb 16, 1993    3,309.49    May 12, 1993    3,482.31
Nov 19, 1992    3,209.53    Feb 17, 1993    3,312.19    May 13, 1993    3,447.99
Nov 20, 1992    3,227.36    Feb 18, 1993    3,302.19    May 14, 1993    3,443.01
Nov 23, 1992    3,223.04    Feb 19, 1993    3,322.18    May 17, 1993    3,449.93
Nov 24, 1992    3,248.70    Feb 22, 1993    3,342.99    May 18, 1993    3,444.39
Nov 25, 1992    3,266.26    Feb 23, 1993    3,323.27    May 19, 1993    3,500.03
Nov 27, 1992    3,282.20    Feb 24, 1993    3,356.50    May 20, 1993    3,523.28
Nov 30, 1992    3,305.16    Feb 25, 1993    3,365.14    May 21, 1993    3,492.83
Dec 1, 1992     3,294.36    Feb 26, 1993    3,370.81    May 24, 1993    3,507.78
Dec 2, 1992     3,286.25    Mar 1, 1993     3,355.41    May 25, 1993    3,516.63
Dec 3, 1992     3,276.53    Mar 2, 1993     3,400.53    May 26, 1993    3,540.16
Dec 4, 1992     3,288.68    Mar 3, 1993     3,404.04    May 27, 1993    3,554.83
Dec 7, 1992     3,307.33    Mar 4, 1993     3,398.91    May 28, 1993    3,527.43
Dec 8, 1992     3,322.18    Mar 5, 1993     3,404.58    Jun 1, 1993     3,552.34
Dec 9, 1992     3,323.81    Mar 8, 1993     3,469.42    Jun 2, 1993     3,553.45
Dec 10, 1992    3,312.19    Mar 9, 1993     3,472.12    Jun 3, 1993     3,544.87
Dec 11, 1992    3,304.08    Mar 10, 1993    3,478.34    Jun 4, 1993     3,545.14
Dec 14, 1992    3,292.20    Mar 11, 1993    3,457.00    Jun 7, 1993     3,532.13
Dec 15, 1992    3,284.36    Mar 12, 1993    3,427.82    Jun 8, 1993     3,510.54
Dec 16, 1992    3,255.18    Mar 15, 1993    3,442.41    Jun 9, 1993     3,511.93
Dec 17, 1992    3,269.23    Mar 16, 1993    3,442.95    Jun 10, 1993    3,491.72
Dec 18, 1992    3,313.27    Mar 17, 1993    3,426.74    Jun 11, 1993    3,505.01
Dec 21, 1992    3,312.46    Mar 18, 1993    3,465.64    Jun 14, 1993    3,514.69
Dec 22, 1992    3,321.10    Mar 19, 1993    3,471.58    Jun 15, 1993    3,492.00
Dec 23, 1992    3,313.54    Mar 22, 1993    3,463.48    Jun 16, 1993    3,511.65
Dec 24, 1992    3,326.24    Mar 23, 1993    3,461.86    Jun 17, 1993    3,521.89
Dec 28, 1992    3,333.26    Mar 24, 1993    3,445.38    Jun 18, 1993    3,494.77
Dec 29, 1992    3,310.84    Mar 25, 1993    3,461.32    Jun 21, 1993    3,510.82
Dec 30, 1992    3,321.10    Mar 26, 1993    3,439.98    Jun 22, 1993    3,497.53
Dec 31, 1992    3,301.11    Mar 29, 1993    3,455.10    Jun 23, 1993    3,466.81
Jan 4, 1993     3,309.22    Mar 30, 1993    3,457.27    Jun 24, 1993    3,490.61
Jan 5, 1993     3,307.87    Mar 31, 1993    3,435.11    Jun 25, 1993    3,490.89
Jan 6, 1993     3,305.16    Apr 1, 1993     3,439.44    Jun 28, 1993    3,530.19
Jan 7, 1993     3,268.96    Apr 2, 1993     3,370.81    Jun 29, 1993    3,518.85
Jan 8, 1993     3,251.67    Apr 5, 1993     3,379.19    Jun 30, 1993    3,516.08
Jan 11, 1993    3,262.75    Apr 6, 1993     3,377.57    Jul 1, 1993     3,510.54
Jan 12, 1993    3,264.64    Apr 7, 1993     3,397.02    Jul 2, 1993     3,483.97
Jan 13, 1993    3,263.56    Apr 8, 1993     3,396.48    Jul 6, 1993     3,449.93
Jan 14, 1993    3,267.88    Apr 12, 1993    3,428.09    Jul 7, 1993     3,475.67
Jan 15, 1993    3,271.12    Apr 13, 1993    3,444.03    Jul 8, 1993     3,514.42
Jan 18, 1993    3,274.91    Apr 14, 1993    3,455.64    Jul 9, 1993     3,521.06
Jan 19, 1993    3,255.99    Apr 15, 1993    3,455.92    Jul 12, 1993    3,524.38
Jan 20, 1993    3,241.95    Apr 16, 1993    3,478.61    Jul 13, 1993    3,515.44
Jan 21, 1993    3,253.02    Apr 19, 1993    3,466.99    Jul 14, 1993    3,542.55
Jan 22, 1993    3,256.81    Apr 20, 1993    3,443.49    Jul 15, 1993    3,550.93
Jan 25, 1993    3,292.20    Apr 21, 1993    3,439.44    Jul 16, 1993    3,528.29
Jan 26, 1993    3,298.95    Apr 22, 1993    3,429.17    Jul 19, 1993    3,535.28
Jan 27, 1993    3,291.39    Apr 23, 1993    3,413.77    Jul 20, 1993    3,544.78
Jan 28, 1993    3,306.25    Apr 26, 1993    3,398.37    Jul 21, 1993    3,555.40
Jan 29, 1993    3,310.03    Apr 27, 1993    3,415.93    Jul 22, 1993    3,525.22
Feb 1, 1993     3,332.18    Apr 28, 1993    3,413.50    Jul 23, 1993    3,546.74
Feb 2, 1993     3,328.67    Apr 29, 1993    3,425.12    Jul 26, 1993    3,567.70
Feb 3, 1993     3,373.79    Apr 30, 1993    3,427.55    Jul 27, 1993    3,565.46


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Jul 28, 1993    3,553.45    Oct 21, 1993    3,636.16    Jan 17, 1994    3,870.29
Jul 29, 1993    3,567.42    Oct 22, 1993    3,649.30    Jan 18, 1994    3,870.29
Jul 30, 1993    3,539.47    Oct 25, 1993    3,673.61    Jan 19, 1994    3,884.37
Aug 2, 1993     3,560.99    Oct 26, 1993    3,672.49    Jan 20, 1994    3,891.96
Aug 3, 1993     3,561.27    Oct 27, 1993    3,664.66    Jan 21, 1994    3,914.48
Aug 4, 1993     3,552.05    Oct 28, 1993    3,687.86    Jan 24, 1994    3,912.79
Aug 5, 1993     3,548.97    Oct 29, 1993    3,680.59    Jan 25, 1994    3,895.34
Aug 6, 1993     3,560.43    Nov 1, 1993     3,692.61    Jan 26, 1994    3,908.00
Aug 9, 1993     3,576.08    Nov 2, 1993     3,697.64    Jan 27, 1994    3,926.30
Aug 10, 1993    3,572.73    Nov 3, 1993     3,661.87    Jan 28, 1994    3,945.43
Aug 11, 1993    3,583.35    Nov 4, 1993     3,624.98    Jan 31, 1994    3,978.36
Aug 12, 1993    3,569.09    Nov 5, 1993     3,643.43    Feb 1, 1994     3,964.01
Aug 13, 1993    3,569.65    Nov 8, 1993     3,647.90    Feb 2, 1994     3,975.54
Aug 16, 1993    3,579.15    Nov 9, 1993     3,640.07    Feb 3, 1994     3,967.66
Aug 17, 1993    3,586.98    Nov 10, 1993    3,663.55    Feb 4, 1994     3,871.42
Aug 18, 1993    3,604.86    Nov 11, 1993    3,662.43    Feb 7, 1994     3,906.32
Aug 19, 1993    3,612.13    Nov 12, 1993    3,684.51    Feb 8, 1994     3,906.03
Aug 20, 1993    3,615.48    Nov 15, 1993    3,677.52    Feb 9, 1994     3,931.92
Aug 23, 1993    3,605.98    Nov 16, 1993    3,710.77    Feb 10, 1994    3,895.34
Aug 24, 1993    3,638.96    Nov 17, 1993    3,704.35    Feb 11, 1994    3,894.78
Aug 25, 1993    3,652.09    Nov 18, 1993    3,685.34    Feb 14, 1994    3,904.06
Aug 26, 1993    3,648.18    Nov 19, 1993    3,694.01    Feb 15, 1994    3,928.27
Aug 27, 1993    3,640.63    Nov 22, 1993    3,670.25    Feb 16, 1994    3,937.27
Aug 30, 1993    3,643.99    Nov 23, 1993    3,674.17    Feb 17, 1994    3,922.64
Aug 31, 1993    3,651.25    Nov 24, 1993    3,687.58    Feb 18, 1994    3,887.46
Sep 1, 1993     3,645.10    Nov 26, 1993    3,683.95    Feb 22, 1994    3,911.66
Sep 2, 1993     3,626.10    Nov 29, 1993    3,677.80    Feb 23, 1994    3,891.68
Sep 3, 1993     3,633.93    Nov 30, 1993    3,683.95    Feb 24, 1994    3,839.90
Sep 7, 1993     3,607.10    Dec 1, 1993     3,697.08    Feb 25, 1994    3,838.78
Sep 8, 1993     3,588.93    Dec 2, 1993     3,702.11    Feb 28, 1994    3,832.02
Sep 9, 1993     3,589.49    Dec 3, 1993     3,704.07    Mar 1, 1994     3,809.23
Sep 10, 1993    3,621.63    Dec 6, 1993     3,710.21    Mar 2, 1994     3,831.74
Sep 13, 1993    3,634.21    Dec 7, 1993     3,718.88    Mar 3, 1994     3,824.42
Sep 14, 1993    3,615.76    Dec 8, 1993     3,734.53    Mar 4, 1994     3,832.30
Sep 15, 1993    3,633.65    Dec 9, 1993     3,729.78    Mar 7, 1994     3,856.22
Sep 16, 1993    3,630.85    Dec 10, 1993    3,740.67    Mar 8, 1994     3,851.72
Sep 17, 1993    3,613.25    Dec 13, 1993    3,764.43    Mar 9, 1994     3,853.41
Sep 20, 1993    3,575.80    Dec 14, 1993    3,742.63    Mar 10, 1994    3,830.62
Sep 21, 1993    3,537.24    Dec 15, 1993    3,716.92    Mar 11, 1994    3,862.70
Sep 22, 1993    3,547.02    Dec 16, 1993    3,726.14    Mar 14, 1994    3,862.98
Sep 23, 1993    3,539.75    Dec 17, 1993    3,751.57    Mar 15, 1994    3,849.59
Sep 24, 1993    3,543.11    Dec 20, 1993    3,755.21    Mar 16, 1994    3,848.15
Sep 27, 1993    3,567.70    Dec 21, 1993    3,745.15    Mar 17, 1994    3,865.14
Sep 28, 1993    3,566.02    Dec 22, 1993    3,762.19    Mar 18, 1994    3,895.65
Sep 29, 1993    3,566.30    Dec 23, 1993    3,757.72    Mar 21, 1994    3,864.85
Sep 30, 1993    3,555.12    Dec 27, 1993    3,792.93    Mar 22, 1994    3,862.55
Oct 1, 1993     3,581.11    Dec 28, 1993    3,793.77    Mar 23, 1994    3,869.46
Oct 4, 1993     3,577.76    Dec 29, 1993    3,794.33    Mar 24, 1994    3,821.09
Oct 5, 1993     3,587.26    Dec 30, 1993    3,775.88    Mar 25, 1994    3,774.73
Oct 6, 1993     3,598.99    Dec 31, 1993    3,754.09    Mar 28, 1994    3,762.35
Oct 7, 1993     3,583.63    Jan 3, 1994     3,756.60    Mar 29, 1994    3,699.02
Oct 8, 1993     3,584.74    Jan 4, 1994     3,783.90    Mar 30, 1994    3,626.75
Oct 11, 1993    3,593.41    Jan 5, 1994     3,798.82    Mar 31, 1994    3,635.96
Oct 12, 1993    3,593.13    Jan 6, 1994     3,803.88    Apr 4, 1994     3,593.35
Oct 13, 1993    3,603.19    Jan 7, 1994     3,820.77    Apr 5, 1994     3,675.41
Oct 14, 1993    3,621.63    Jan 10, 1994    3,865.51    Apr 6, 1994     3,679.73
Oct 15, 1993    3,629.73    Jan 11, 1994    3,850.31    Apr 7, 1994     3,693.26
Oct 18, 1993    3,642.31    Jan 12, 1994    3,848.63    Apr 8, 1994     3,674.26
Oct 19, 1993    3,635.32    Jan 13, 1994    3,842.43    Apr 11, 1994    3,688.83
Oct 20, 1993    3,645.10    Jan 14, 1994    3,867.20    Apr 12, 1994    3,681.69


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Apr 13, 1994    3,661.47    Jul 11, 1994    3,703.00    Oct 4, 1994     3,801.13
Apr 14, 1994    3,663.25    Jul 12, 1994    3,702.66    Oct 5, 1994     3,787.34
Apr 15, 1994    3,661.47    Jul 13, 1994    3,704.28    Oct 6, 1994     3,775.56
Apr 18, 1994    3,620.42    Jul 14, 1994    3,739.26    Oct 7, 1994     3,797.43
Apr 19, 1994    3,619.82    Jul 15, 1994    3,753.82    Oct 10, 1994    3,821.32
Apr 20, 1994    3,598.71    Jul 18, 1994    3,755.44    Oct 11, 1994    3,876.83
Apr 21, 1994    3,652.54    Jul 19, 1994    3,748.31    Oct 12, 1994    3,875.15
Apr 22, 1994    3,648.68    Jul 20, 1994    3,727.27    Oct 13, 1994    3,889.95
Apr 25, 1994    3,705.78    Jul 21, 1994    3,732.45    Oct 14, 1994    3,910.47
Apr 26, 1994    3,699.54    Jul 22, 1994    3,735.04    Oct 17, 1994    3,923.93
Apr 28, 1994    3,668.31    Jul 25, 1994    3,741.84    Oct 18, 1994    3,917.54
Apr 29, 1994    3,681.69    Jul 26, 1994    3,735.68    Oct 19, 1994    3,936.04
May 2, 1994     3,701.02    Jul 27, 1994    3,720.47    Oct 20, 1994    3,911.15
May 3, 1994     3,714.41    Jul 28, 1994    3,730.83    Oct 21, 1994    3,891.30
May 4, 1994     3,697.75    Jul 29, 1994    3,764.50    Oct 24, 1994    3,855.30
May 5, 1994     3,695.97    Aug 1, 1994     3,798.17    Oct 25, 1994    3,850.59
May 6, 1994     3,669.50    Aug 2, 1994     3,796.22    Oct 26, 1994    3,848.23
May 9, 1994     3,629.04    Aug 3, 1994     3,792.66    Oct 27, 1994    3,875.15
May 10, 1994    3,656.41    Aug 4, 1994     3,765.79    Oct 28, 1994    3,930.66
May 11, 1994    3,629.04    Aug 5, 1994     3,747.02    Oct 31, 1994    3,908.12
May 12, 1994    3,652.84    Aug 8, 1994     3,753.81    Nov 1, 1994     3,863.37
May 13, 1994    3,659.68    Aug 9, 1994     3,755.76    Nov 2, 1994     3,837.13
May 16, 1994    3,671.50    Aug 10, 1994    3,766.76    Nov 3, 1994     3,845.88
May 17, 1994    3,720.61    Aug 11, 1994    3,750.90    Nov 4, 1994     3,807.52
May 18, 1994    3,732.89    Aug 12, 1994    3,768.71    Nov 7, 1994     3,808.87
May 19, 1994    3,758.98    Aug 15, 1994    3,760.29    Nov 8, 1994     3,830.74
May 20, 1994    3,766.36    Aug 16, 1994    3,784.57    Nov 9, 1994     3,831.75
May 23, 1994    3,742.40    Aug 17, 1994    3,776.48    Nov 10, 1994    3,821.99
May 24, 1994    3,745.16    Aug 18, 1994    3,755.43    Nov 11, 1994    3,801.47
May 25, 1994    3,755.30    Aug 19, 1994    3,755.11    Nov 14, 1994    3,829.73
May 26, 1994    3,753.50    Aug 22, 1994    3,751.22    Nov 15, 1994    3,826.36
May 27, 1994    3,757.10    Aug 23, 1994    3,775.83    Nov 16, 1994    3,845.20
May 31, 1994    3,758.40    Aug 24, 1994    3,846.73    Nov 17, 1994    3,828.05
Jun 1, 1994     3,760.84    Aug 25, 1994    3,829.89    Nov 18, 1994    3,815.26
Jun 2, 1994     3,759.00    Aug 26, 1994    3,881.05    Nov 21, 1994    3,769.51
Jun 3, 1994     3,772.20    Aug 29, 1994    3,898.85    Nov 22, 1994    3,677.99
Jun 6, 1994     3,768.52    Aug 30, 1994    3,917.30    Nov 23, 1994    3,674.63
Jun 7, 1994     3,755.92    Aug 31, 1994    3,913.42    Nov 25, 1994    3,708.27
Jun 8, 1994     3,749.50    Sep 1, 1994     3,901.44    Nov 28, 1994    3,739.56
Jun 9, 1994     3,753.14    Sep 2, 1994     3,885.58    Nov 29, 1994    3,738.55
Jun 10, 1994    3,773.50    Sep 6, 1994     3,898.70    Nov 30, 1994    3,739.23
Jun 13, 1994    3,783.12    Sep 7, 1994     3,886.25    Dec 1, 1994     3,700.87
Jun 14, 1994    3,814.80    Sep 8, 1994     3,908.46    Dec 2, 1994     3,745.62
Jun 15, 1994    3,790.40    Sep 9, 1994     3,874.81    Dec 5, 1994     3,741.92
Jun 16, 1994    3,811.34    Sep 12, 1994    3,860.34    Dec 6, 1994     3,745.95
Jun 17, 1994    3,776.80    Sep 13, 1994    3,879.86    Dec 7, 1994     3,735.52
Jun 20, 1994    3,741.90    Sep 14, 1994    3,895.33    Dec 8, 1994     3,685.73
Jun 21, 1994    3,707.98    Sep 15, 1994    3,953.88    Dec 9, 1994     3,691.11
Jun 22, 1994    3,724.78    Sep 16, 1994    3,933.35    Dec 12, 1994    3,718.37
Jun 23, 1994    3,699.10    Sep 19, 1994    3,936.72    Dec 13, 1994    3,715.34
Jun 24, 1994    3,636.94    Sep 20, 1994    3,869.09    Dec 14, 1994    3,746.29
Jun 27, 1994    3,685.50    Sep 21, 1994    3,851.60    Dec 15, 1994    3,765.47
Jun 28, 1994    3,669.64    Sep 22, 1994    3,837.13    Dec 16, 1994    3,807.19
Jun 29, 1994    3,667.06    Sep 23, 1994    3,831.75    Dec 19, 1994    3,790.70
Jun 30, 1994    3,624.96    Sep 26, 1994    3,849.24    Dec 20, 1994    3,767.15
Jul 1, 1994     3,646.66    Sep 27, 1994    3,863.04    Dec 21, 1994    3,801.80
Jul 5, 1994     3,652.48    Sep 28, 1994    3,878.18    Dec 22, 1994    3,814.92
Jul 6, 1994     3,674.50    Sep 29, 1994    3,854.63    Dec 23, 1994    3,833.43
Jul 7, 1994     3,688.42    Sep 30, 1994    3,843.19    Dec 27, 1994    3,861.69
Jul 8, 1994     3,709.14    Oct 3, 1994     3,846.89    Dec 28, 1994    3,839.49


                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Dec 29, 1994    3,833.43    Mar 27, 1995    4,157.34    Jun 21, 1995    4,547.10
Dec 30, 1994    3,834.44    Mar 28, 1995    4,151.81    Jun 22, 1995    4,589.64
Jan 3, 1995     3,838.48    Mar 29, 1995    4,160.80    Jun 23, 1995    4,585.84
Jan 4, 1995     3,857.65    Mar 30, 1995    4,172.56    Jun 26, 1995    4,551.25
Jan 5, 1995     3,850.92    Mar 31, 1995    4,157.69    Jun 27, 1995    4,542.61
Jan 6, 1995     3,867.41    Apr 3, 1995     4,168.41    Jun 28, 1995    4,556.79
Jan 9, 1995     3,861.35    Apr 4, 1995     4,201.61    Jun 29, 1995    4,550.56
Jan 10, 1995    3,866.74    Apr 5, 1995     4,200.57    Jun 30, 1995    4,556.10
Jan 11, 1995    3,862.03    Apr 6, 1995     4,205.41    Jul 3, 1995     4,585.15
Jan 12, 1995    3,859.00    Apr 7, 1995     4,192.62    Jul 5, 1995     4,615.23
Jan 13, 1995    3,908.46    Apr 10, 1995    4,198.15    Jul 6, 1995     4,664.00
Jan 16, 1995    3,932.34    Apr 11, 1995    4,187.08    Jul 7, 1995     4,702.73
Jan 17, 1995    3,930.66    Apr 12, 1995    4,197.81    Jul 10, 1995    4,702.39
Jan 18, 1995    3,928.98    Apr 13, 1995    4,208.18    Jul 11, 1995    4,680.60
Jan 19, 1995    3,882.21    Apr 17, 1995    4,195.38    Jul 12, 1995    4,727.29
Jan 20, 1995    3,869.43    Apr 18, 1995    4,179.13    Jul 13, 1995    4,727.48
Jan 23, 1995    3,867.41    Apr 19, 1995    4,207.49    Jul 14, 1995    4,708.82
Jan 24, 1995    3,862.70    Apr 20, 1995    4,230.66    Jul 17, 1995    4,736.29
Jan 25, 1995    3,871.45    Apr 21, 1995    4,270.09    Jul 18, 1995    4,686.28
Jan 26, 1995    3,870.44    Apr 24, 1995    4,303.98    Jul 19, 1995    4,628.87
Jan 27, 1995    3,857.99    Apr 25, 1995    4,300.17    Jul 20, 1995    4,641.55
Jan 30, 1995    3,832.08    Apr 26, 1995    4,299.83    Jul 21, 1995    4,641.55
Jan 31, 1995    3,843.86    Apr 27, 1995    4,314.70    Jul 24, 1995    4,668.67
Feb 1, 1995     3,847.56    Apr 28, 1995    4,321.27    Jul 25, 1995    4,714.45
Feb 2, 1995     3,870.77    May 1, 1995     4,316.08    Jul 26, 1995    4,707.06
Feb 3, 1995     3,928.64    May 2, 1995     4,328.88    Jul 27, 1995    4,732.77
Feb 6, 1995     3,937.73    May 3, 1995     4,373.15    Jul 28, 1995    4,715.51
Feb 7, 1995     3,937.39    May 4, 1995     4,359.66    Jul 31, 1995    4,708.47
Feb 8, 1995     3,935.37    May 5, 1995     4,343.40    Aug 1, 1995     4,700.37
Feb 9, 1995     3,932.68    May 8, 1995     4,383.87    Aug 2, 1995     4,690.15
Feb 10, 1995    3,939.07    May 9, 1995     4,390.78    Aug 3, 1995     4,701.42
Feb 13, 1995    3,954.21    May 10, 1995    4,404.62    Aug 4, 1995     4,683.46
Feb 14, 1995    3,958.25    May 11, 1995    4,411.19    Aug 7, 1995     4,693.32
Feb 15, 1995    3,986.17    May 12, 1995    4,430.56    Aug 8, 1995     4,693.32
Feb 16, 1995    3,987.52    May 15, 1995    4,437.47    Aug 9, 1995     4,671.49
Feb 17, 1995    3,953.54    May 16, 1995    4,435.05    Aug 10, 1995    4,643.66
Feb 21, 1995    3,963.97    May 17, 1995    4,422.60    Aug 11, 1995    4,618.30
Feb 22, 1995    3,973.05    May 18, 1995    4,340.64    Aug 14, 1995    4,659.86
Feb 23, 1995    4,003.33    May 19, 1995    4,341.33    Aug 15, 1995    4,640.84
Feb 24, 1995    4,011.74    May 22, 1995    4,395.63    Aug 16, 1995    4,639.08
Feb 27, 1995    3,988.57    May 23, 1995    4,436.44    Aug 17, 1995    4,630.63
Feb 28, 1995    4,011.05    May 24, 1995    4,438.16    Aug 18, 1995    4,617.60
Mar 1, 1995     3,994.80    May 25, 1995    4,412.23    Aug 21, 1995    4,614.78
Mar 2, 1995     3,979.93    May 26, 1995    4,369.00    Aug 22, 1995    4,620.42
Mar 3, 1995     3,989.61    May 30, 1995    4,378.68    Aug 23, 1995    4,584.85
Mar 6, 1995     3,997.56    May 31, 1995    4,465.14    Aug 24, 1995    4,580.62
Mar 7, 1995     3,962.63    Jun 1, 1995     4,472.75    Aug 25, 1995    4,601.40
Mar 8, 1995     3,979.23    Jun 2, 1995     4,444.39    Aug 28, 1995    4,594.00
Mar 9, 1995     3,983.39    Jun 5, 1995     4,476.55    Aug 29, 1995    4,608.44
Mar 10, 1995    4,035.61    Jun 6, 1995     4,485.20    Aug 30, 1995    4,604.57
Mar 13, 1995    4,025.23    Jun 7, 1995     4,462.03    Aug 31, 1995    4,610.56
Mar 14, 1995    4,048.75    Jun 8, 1995     4,458.57    Sep 1, 1995     4,647.54
Mar 15, 1995    4,038.37    Jun 9, 1995     4,423.99    Sep 5, 1995     4,670.08
Mar 16, 1995    4,069.15    Jun 12, 1995    4,446.46    Sep 6, 1995     4,683.81
Mar 17, 1995    4,073.65    Jun 13, 1995    4,484.51    Sep 7, 1995     4,669.72
Mar 20, 1995    4,083.68    Jun 14, 1995    4,491.08    Sep 8, 1995     4,700.72
Mar 21, 1995    4,072.61    Jun 15, 1995    4,496.27    Sep 11, 1995    4,704.94
Mar 22, 1995    4,082.99    Jun 16, 1995    4,510.79    Sep 12, 1995    4,747.21
Mar 23, 1995    4,087.83    Jun 19, 1995    4,553.68    Sep 13, 1995    4,765.52
Mar 24, 1995    4,138.67    Jun 20, 1995    4,550.56    Sep 14, 1995    4,801.80

                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Sep 15, 1995    4,797.57    Dec 11, 1995    5,184.32    Mar 7, 1996     5,641,69
Sep 18, 1995    4,780.41    Dec 12, 1995    5,174.92    Mar 8, 1996     5,470.45
Sep 19, 1995    4,767.04    Dec 13, 1995    5,216.47    Mar 11, 1996    5,581.00
Sep 20, 1995    4,792.69    Dec 14, 1995    5,182.15    Mar 12, 1996    5,583.89
Sep 21, 1995    4,767.40    Dec 15, 1995    5,176.73    Mar 13, 1996    5,568.72
Sep 22, 1995    4,764.15    Dec 18, 1995    5,075.21    Mar 14, 1996    5,586.06
Sep 25, 1995    4,769.93    Dec 19, 1995    5,109.89    Mar 15, 1996    5,584.97
Sep 26, 1995    4,765.60    Dec 20, 1995    5,059.32    Mar 18, 1996    5,683.60
Sep 27, 1995    4,762.35    Dec 21, 1995    5,096.53    Mar 19, 1996    5,669.51
Sep 28, 1995    4,787.64    Dec 22, 1995    5,097.97    Mar 20, 1996    5,655.42
Sep 29, 1995    4,789.08    Dec 26, 1995    5,110.26    Mar 21, 1996    5,626.88
Oct 2, 1995     4,761.26    Dec 27, 1995    5,105.92    Mar 22, 1996    5,636.64
Oct 3, 1995     4,749.70    Dec 28, 1995    5,095.80    Mar 25, 1996    5,643.86
Oct 4, 1995     4,740.67    Dec 29, 1995    5,117.12    Mar 26, 1996    5,670.60
Oct 5, 1995     4,762.71    Jan 2, 1996     5,177.45    Mar 27, 1996    5,626.88
Oct 6, 1995     4,769.21    Jan 3, 1996     5,194.07    Mar 28, 1996    5,630.85
Oct 9, 1995     4,726.22    Jan 4, 1996     5,173.84    Mar 29, 1996    5,587.14
Oct 10, 1995    4,720.80    Jan 5, 1996     5,181.43    Apr 1, 1996     5,637.72
Oct 11, 1995    4,735.25    Jan 8, 1996     5,197.68    Apr 2, 1996     5,671.68
Oct 12, 1995    4,764.88    Jan 9, 1996     5,130.13    Apr 3, 1996     5,689.74
Oct 13, 1995    4,793.78    Jan 10, 1996    5,032.94    Apr 4, 1996     5,682.88
Oct 16, 1995    4,784.38    Jan 11, 1996    5,065.10    Apr 8, 1996     5,594.37
Oct 17, 1995    4,795.94    Jan 12, 1996    5,061.12    Apr 9, 1996     5,560.41
Oct 18, 1995    4,777.52    Jan 15, 1996    5,043.78    Apr 10, 1996    5,485.98
Oct 19, 1995    4,802.45    Jan 16, 1996    5,088.22    Apr 11, 1996    5,487.07
Oct 20, 1995    4,794.86    Jan 17, 1996    5,066.90    Apr 12, 1996    5,532.50
Oct 23, 1995    4,755.48    Jan 18, 1996    5,124.35    Apr 15, 1996    5,592.92
Oct 24, 1995    4,783.66    Jan 19, 1996    5,184.68    Apr 16, 1996    5,620.02
Oct 25, 1995    4,753.68    Jan 22, 1996    5,219.36    Apr 17, 1996    5,549.93
Oct 26, 1995    4,703.82    Jan 23, 1996    5,192.27    Apr 18, 1996    5,551.74
Oct 27, 1995    4,741.75    Jan 24, 1996    5,242.84    Apr 19, 1996    5,535.48
Oct 30, 1995    4,756.57    Jan 25, 1996    5,216.83    Apr 22, 1996    5,564.74
Oct 31, 1995    4,755.48    Jan 26, 1996    5,271.75    Apr 23, 1996    5,588.59
Nov 1, 1995     4,766.68    Jan 29, 1996    5,304.98    Apr 24, 1996    5,553.90
Nov 2, 1995     4,808.59    Jan 30, 1996    5,381.21    Apr 25, 1996    5,566.91
Nov 3, 1995     4,825.57    Jan 31, 1996    5,395.30    Apr 26, 1996    5,567.99
Nov 6, 1995     4,814.01    Feb 1, 1996     5,405.06    Apr 29, 1996    5,573.41
Nov 7, 1995     4,797.03    Feb 2, 1996     5,373.99    Apr 30, 1996    5,569.08
Nov 8, 1995     4,852.67    Feb 5, 1996     5,407.59    May 1, 1996     5,575.22
Nov 9, 1995     4,864.23    Feb 6, 1996     5,459.61    May 2, 1996     5,498.27
Nov 10, 1995    4,870.37    Feb 7, 1996     5,492.12    May 3, 1996     5,478.03
Nov 13, 1995    4,872.90    Feb 8, 1996     5,539.45    May 6, 1996     5,464.31
Nov 14, 1995    4,871.81    Feb 9, 1996     5,541.62    May 7, 1996     5,420.95
Nov 15, 1995    4,922.75    Feb 12, 1996    5,600.15    May 8, 1996     5,474.06
Nov 16, 1995    4,969.36    Feb 13, 1996    5,601.23    May 9, 1996     5,475.14
Nov 17, 1995    4,989.95    Feb 14, 1996    5,579.55    May 10, 1996    5,518.14
Nov 20, 1995    4,983.09    Feb 15, 1996    5,551.37    May 13, 1996    5,582.60
Nov 21, 1995    5,023.55    Feb 16, 1996    5,503.32    May 14, 1996    5,624.71
Nov 22, 1995    5,041.61    Feb 20, 1996    5,458.53    May 15, 1996    5,625.44
Nov 24, 1995    5,048.84    Feb 21, 1996    5,515.97    May 16, 1996    5,635.05
Nov 27, 1995    5,070.88    Feb 22, 1996    5,608.46    May 17, 1996    5,687.50
Nov 28, 1995    5,078.10    Feb 23, 1996    5,630.49    May 20, 1996    5,748.82
Nov 29, 1995    5,105.56    Feb 26, 1996    5,565.10    May 21, 1996    5,736.26
Nov 30, 1995    5,074.49    Feb 27, 1996    5,549.21    May 22, 1996    5,778.00
Dec 1, 1995     5,087.13    Feb 28, 1996    5,506.21    May 23, 1996    5,762.12
Dec 4, 1995     5,139.52    Feb 29, 1996    5,485.62    May 24, 1996    5,762.86
Dec 5, 1995     5,177.45    Mar 1, 1996     5,536.56    May 28, 1996    5,709.67
Dec 6, 1995     5,199.13    Mar 4, 1996     5,600.15    May 29, 1996    5,673.83
Dec 7, 1995     5,159.39    Mar 5, 1996     5,642.42    May 30, 1996    5,693.41
Dec 8, 1995     5,156.86    Mar 6, 1996     5,629.77    May 31, 1996    5,643.18




                                   Appendix B
                                     page 9

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
   Date         Average        Date         Average        Date         Average
------------   ----------   ------------   ----------   ------------   ---------
Jun 3, 1996     5,624.71    Aug 27, 1996    5,711.27   Nov 20, 1996     6,430.02
Jun 4, 1996     5,665.71    Aug 28, 1996    5,712.38   Nov 21, 1996     6,418.47
Jun 5, 1996     5,697.48    Aug 29, 1996    5,647.65   Nov 22, 1996     6,471.76
Jun 6, 1996     5,667.19    Aug 30, 1996    5,616.21   Nov 25, 1996     6,547.79
Jun 7, 1996     5,697.11    Sep 3, 1996     5,648.39   Nov 26, 1996     6,528.41
Jun 10, 1996    5,687.87    Sep 4, 1996     5,656.90   Nov 27, 1996     6,499.34
Jun 11, 1996    5,668.66    Sep 5, 1996     5,606.96   Nov 29, 1996     6,521.70
Jun 12, 1996    5,668.29    Sep 6, 1996     5,659.86   Dec 2, 1996      6,521.70
Jun 13, 1996    5,657.95    Sep 9, 1996     5,733.84   Dec 3, 1996      6,442.69
Jun 14, 1996    5,649.45    Sep 10, 1996    5,727.18   Dec 4, 1996      6,422.94
Jun 17, 1996    5,652.78    Sep 11, 1996    5,754.92   Dec 5, 1996      6,437.10
Jun 18, 1996    5,628.03    Sep 12, 1996    5,771.94   Dec 6, 1996      6,381.94
Jun 19, 1996    5,648.35    Sep 13, 1996    5,838.52   Dec 9, 1996      6,463.94
Jun 20, 1996    5,659.43    Sep 16, 1996    5,889.20   Dec 10, 1996     6,473.25
Jun 21, 1996    5,705.23    Sep 17, 1996    5,888.83   Dec 11, 1996     6,402.52
Jun 24, 1996    5,717.79    Sep 18, 1996    5,877.36   Dec 12, 1996     6,303.71
Jun 25, 1996    5,719.27    Sep 19, 1996    5,867.74   Dec 13, 1996     6,304.87
Jun 26, 1996    5,682.70    Sep 20, 1996    5,888.46   Dec 16, 1996     6,268.35
Jun 27, 1996    5,677.53    Sep 23, 1996    5,894.74   Dec 17, 1996     6,308.33
Jun 28, 1996    5,654.63    Sep 24, 1996    5,874.03   Dec 18, 1996     6,346.77
Jul 1, 1996     5,729.98    Sep 25, 1996    5,877.36   Dec 19, 1996     6,473.64
Jul 2, 1996     5,720.38    Sep 26, 1996    5,868.85   Dec 20, 1996     6,484.40
Jul 3, 1996     5,703.02    Sep 27, 1996    5,872.92   Dec 23, 1996     6,489.02
Jul 5, 1996     5,588.14    Sep 30, 1996    5,882.17   Dec 24, 1996     6,522.85
Jul 8, 1996     5,550.83    Oct 1, 1996     5,904.90   Dec 26, 1996     6,546.68
Jul 9, 1996     5,581.86    Oct 2, 1996     5,933.97   Dec 27, 1996     6,560.91
Jul 10, 1996    5,603.65    Oct 3, 1996     5,932.85   Dec 30, 1996     6,549.37
Jul 11, 1996    5,520.54    Oct 4, 1996     5,992.86   Dec 31, 1996     6,448.27
Jul 12, 1996    5,510.56    Oct 7, 1996     5,979.81   Jan 2, 1997      6,442.49
Jul 15, 1996    5,349.51    Oct 8, 1996     5,966.77   Jan 3, 1997      6,544.09
Jul 16, 1996    5,358.76    Oct 9, 1996     5,930.62   Jan 6, 1997      6,567.18
Jul 17, 1996    5,376.88    Oct 10, 1996    5,921.67   Jan 7, 1997      6,600.66
Jul 18, 1996    5,464.18    Oct 11, 1996    5,969.38   Jan 8, 1997      6,549.48
Jul 19, 1996    5,426.82    Oct 14, 1996    6,010.00   Jan 9, 1997      6,625.67
Jul 22, 1996    5,390.94    Oct 15, 1996    6,004.78   Jan 10, 1997     6,703.79
Jul 23, 1996    5,346.55    Oct 16, 1996    6,020.81   Jan 13, 1997     6,709.18
Jul 24, 1996    5,354.69    Oct 17, 1996    6,059.20   Jan 14, 1997     6,762.29
Jul 25, 1996    5,422.01    Oct 18, 1996    6,094.23   Jan 15, 1997     6,726.88
Jul 26, 1996    5,473.06    Oct 21, 1996    6,090.87   Jan 16, 1997     6,765.37
Jul 29, 1996    5,434.59    Oct 22, 1996    6,061.80   Jan 17, 1997     6,833.10
Jul 30, 1996    5,481.93    Oct 23, 1996    6,036.46   Jan 20, 1997     6,843.87
Jul 31, 1996    5,528.91    Oct 24, 1996    5,992.48   Jan 21, 1997     6,883.90
Aug 1, 1996     5,594.75    Oct 25, 1996    6,007.02   Jan 22, 1997     6,850.03
Aug 2, 1996     5,679.83    Oct 28, 1996    5,972.73   Jan 23, 1997     6,755.75
Aug 5, 1996     5,674.28    Oct 29, 1996    6,007.02   Jan 24, 1997     6,696.48
Aug 6, 1996     5,696.11    Oct 30, 1996    5,993.23   Jan 27, 1997     6,660.69
Aug 7, 1996     5,718.67    Oct 31, 1996    6,029.38   Jan 28, 1997     6,656.08
Aug 8, 1996     5,713.49    Nov 1, 1996     6,021.93   Jan 29, 1997     6,740.74
Aug 9, 1996     5,681.31    Nov 4, 1996     6,041.68   Jan 30, 1997     6,823.86
Aug 12, 1996    5,704.98    Nov 5, 1996     6,081.18   Jan 31, 1997     6,813.09
Aug 13, 1996    5,647.28    Nov 6, 1996     6,177.71
Aug 14, 1996    5,666.88    Nov 7, 1996     6,206.04
Aug 15, 1996    5,665.78    Nov 8, 1996     6,219.82
Aug 16, 1996    5,689.45    Nov 11, 1996    6,255.60
Aug 19, 1996    5,699.44    Nov 12, 1996    6,266.04
Aug 20, 1996    5,721.26    Nov 13, 1996    6,274.24
Aug 21, 1996    5,689.82    Nov 14, 1996    6,313.00
Aug 22, 1996    5,733.47    Nov 15, 1996    6,348.03
Aug 23, 1996    5,722.74    Nov 18, 1996    6,346.91
Aug 26, 1996    5,693.89    Nov 19, 1996    6,397.60












                                   Appendix B
                                     page 10

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jan 2, 1990      359.69     Mar 29, 1990     340.79     Jun 26, 1990     352.06
Jan 3, 1990      358.76     Mar 30, 1990     339.94     Jun 27, 1990     355.14
Jan 4, 1990      355.67     Apr 2, 1990      338.70     Jun 28, 1990     357.63
Jan 5, 1990      352.20     Apr 3, 1990      343.64     Jun 29, 1990     358.02
Jan 8, 1990      353.79     Apr 4, 1990      341.09     Jul 2, 1990      359.54
Jan 9, 1990      349.62     Apr 5, 1990      340.73     Jul 3, 1990      360.16
Jan 10, 1990     347.31     Apr 6, 1990      340.08     Jul 5, 1990      355.68
Jan 11, 1990     348.53     Apr 9, 1990      341.37     Jul 6, 1990      358.42
Jan 12, 1990     339.93     Apr 10, 1990     342.07     Jul 9, 1990      359.52
Jan 15, 1990     337.00     Apr 11, 1990     341.92     Jul 10, 1990     356.49
Jan 16, 1990     340.75     Apr 12, 1990     344.34     Jul 11, 1990     361.23
Jan 17, 1990     337.40     Apr 16, 1990     344.74     Jul 12, 1990     365.44
Jan 18, 1990     338.19     Apr 17, 1990     344.68     Jul 13, 1990     367.31
Jan 19, 1990     339.15     Apr 18, 1990     340.72     Jul 16, 1990     368.95
Jan 22, 1990     330.38     Apr 19, 1990     338.09     Jul 17, 1990     367.52
Jan 23, 1990     331.61     Apr 20, 1990     335.12     Jul 18, 1990     364.22
Jan 24, 1990     330.26     Apr 23, 1990     331.05     Jul 19, 1990     365.32
Jan 25, 1990     326.08     Apr 24, 1990     330.36     Jul 20, 1990     361.61
Jan 26, 1990     325.80     Apr 25, 1990     332.03     Jul 23, 1990     355.31
Jan 29, 1990     325.20     Apr 26, 1990     332.92     Jul 24, 1990     355.79
Jan 30, 1990     322.98     Apr 27, 1990     329.11     Jul 25, 1990     357.09
Jan 31, 1990     329.08     Apr 30, 1990     330.80     Jul 26, 1990     355.91
Feb 1, 1990      328.79     May 1, 1990      332.25     Jul 27, 1990     353.44
Feb 2, 1990      330.92     May 2, 1990      334.48     Jul 30, 1990     355.55
Feb 5, 1990      331.85     May 3, 1990      335.57     Jul 31, 1990     356.15
Feb 6, 1990      329.66     May 4, 1990      338.39     Aug 1, 1990      355.52
Feb 7, 1990      333.75     May 7, 1990      340.53     Aug 2, 1990      351.48
Feb 8, 1990      332.96     May 8, 1990      342.01     Aug 3, 1990      344.86
Feb 9, 1990      333.62     May 9, 1990      347.86     Aug 6, 1990      334.43
Feb 12, 1990     330.08     May 10, 1990     343.82     Aug 7, 1990      334.83
Feb 13, 1990     331.02     May 11, 1990     352.00     Aug 8, 1990      338.35
Feb 14, 1990     332.01     May 14, 1990     354.75     Aug 9, 1990      339.94
Feb 15, 1990     334.89     May 15, 1990     354.28     Aug 10, 1990     335.52
Feb 16, 1990     332.72     May 16, 1990     354.00     Aug 13, 1990     338.84
Feb 20, 1990     327.99     May 17, 1990     354.47     Aug 14, 1990     339.39
Feb 21, 1990     327.67     May 18, 1990     354.64     Aug 15, 1990     340.06
Feb 22, 1990     325.70     May 21, 1990     358.00     Aug 16, 1990     332.39
Feb 23, 1990     324.15     May 22, 1990     358.43     Aug 17, 1990     327.83
Feb 26, 1990     328.67     May 23, 1990     359.29     Aug 20, 1990     328.51
Feb 27, 1990     330.26     May 24, 1990     358.41     Aug 21, 1990     321.86
Feb 28, 1990     331.89     May 25, 1990     354.58     Aug 22, 1990     316.55
Mar 1, 1990      332.74     May 29, 1990     360.65     Aug 23, 1990     307.06
Mar 2, 1990      335.54     May 30, 1990     360.86     Aug 24, 1990     311.51
Mar 5, 1990      333.74     May 31, 1990     361.23     Aug 27, 1990     321.44
Mar 6, 1990      337.93     Jun 1, 1990      363.16     Aug 28, 1990     321.34
Mar 7, 1990      336.95     Jun 4, 1990      367.40     Aug 29, 1990     324.19
Mar 8, 1990      340.27     Jun 5, 1990      366.64     Aug 30, 1990     318.71
Mar 9, 1990      337.93     Jun 6, 1990      364.96     Aug 31, 1990     322.56
Mar 12, 1990     338.67     Jun 7, 1990      363.15     Sep 4, 1990      323.09
Mar 13, 1990     336.00     Jun 8, 1990      358.71     Sep 5, 1990      324.39
Mar 14, 1990     336.87     Jun 11, 1990     361.63     Sep 6, 1990      320.46
Mar 15, 1990     338.07     Jun 12, 1990     366.25     Sep 7, 1990      323.40
Mar 16, 1990     341.91     Jun 13, 1990     364.90     Sep 10, 1990     321.63
Mar 19, 1990     343.53     Jun 14, 1990     362.90     Sep 11, 1990     321.04
Mar 20, 1990     341.57     Jun 15, 1990     362.91     Sep 12, 1990     322.54
Mar 21, 1990     339.74     Jun 18, 1990     356.88     Sep 13, 1990     318.65
Mar 22, 1990     335.65     Jun 19, 1990     358.97     Sep 14, 1990     316.83
Mar 23, 1990     337.22     Jun 20, 1990     359.10     Sep 17, 1990     317.77
Mar 26, 1990     337.63     Jun 21, 1990     360.47     Sep 18, 1990     318.60
Mar 27, 1990     341.50     Jun 22, 1990     355.43     Sep 19, 1990     316.60
Mar 28, 1990     342.00     Jun 25, 1990     352.31     Sep 20, 1990     311.48

                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Sep 21, 1990     311.32     Dec 18, 1990     330.05     Mar 19, 1991     366.59
Sep 24, 1990     304.59     Dec 19, 1990     330.20     Mar 20, 1991     367.92
Sep 25, 1990     308.26     Dec 20, 1990     330.12     Mar 21, 1991     366.58
Sep 26, 1990     305.06     Dec 21, 1990     331.75     Mar 26, 1991     370.30
Sep 27, 1990     300.97     Dec 24, 1990     329.90     Mar 27, 1991     375.35
Sep 28, 1990     306.05     Dec 26, 1990     330.85     Mar 28, 1991     375.22
Oct 1, 1990      314.94     Dec 27, 1990     328.29     Apr 1, 1991      371.30
Oct 2, 1990      315.21     Dec 28, 1990     328.72     Apr 2, 1991      379.30
Oct 3, 1990      311.40     Dec 31, 1990     330.22     Apr 3, 1991      378.94
Oct 4, 1990      312.69     Jan 2, 1991      326.45     Apr 4, 1991      379.77
Oct 5, 1990      311.50     Jan 3, 1991      321.91     Apr 5, 1991      375.36
Oct 8, 1990      313.48     Jan 4, 1991      321.00     Apr 8, 1991      378.66
Oct 9, 1990      305.10     Jan 7, 1991      315.44     Apr 9, 1991      373.56
Oct 10, 1990     300.39     Jan 8, 1991      314.90     Apr 10, 1991     373.15
Oct 11, 1990     295.46     Jan 9, 1991      311.49     Apr 11, 1991     377.63
Oct 12, 1990     300.03     Jan 10, 1991     314.53     Apr 12, 1991     380.40
Oct 15, 1990     303.23     Jan 11, 1991     315.23     Apr 15, 1991     381.19
Oct 16, 1990     298.92     Jan 14, 1991     312.49     Apr 16, 1991     387.62
Oct 17, 1990     298.76     Jan 15, 1991     313.73     Apr 17, 1991     390.45
Oct 18, 1990     305.74     Jan 16, 1991     316.17     Apr 18, 1991     388.46
Oct 19, 1990     312.48     Jan 17, 1991     327.97     Apr 19, 1991     384.20
Oct 22, 1990     314.76     Jan 18, 1991     332.23     Apr 22, 1991     380.95
Oct 23, 1990     312.36     Jan 22, 1991     328.31     Apr 23, 1991     381.76
Oct 24, 1990     312.60     Jan 23, 1991     330.21     Apr 24, 1991     382.76
Oct 25, 1990     310.17     Jan 24, 1991     334.78     Apr 25, 1991     379.25
Oct 26, 1990     304.71     Jan 25, 1991     336.07     Apr 26, 1991     379.02
Oct 29, 1990     301.88     Jan 28, 1991     336.03     Apr 29, 1991     373.66
Oct 30, 1990     304.06     Jan 29, 1991     335.84     Apr 30, 1991     375.35
Oct 31, 1990     304.00     Jan 30, 1991     340.91     May 1, 1991      380.29
Nov 1, 1990      307.02     Jan 31, 1991     343.93     May 2, 1991      380.52
Nov 2, 1990      311.85     Feb 1, 1991      343.35     May 3, 1991      380.80
Nov 5, 1990      314.59     Feb 4, 1991      348.34     May 6, 1991      380.08
Nov 6, 1990      311.62     Feb 5, 1991      351.26     May 7, 1991      377.32
Nov 7, 1990      306.01     Feb 6, 1991      358.07     May 8, 1991      378.51
Nov 8, 1990      307.61     Feb 7, 1991      356.52     May 9, 1991      383.25
Nov 9, 1990      313.74     Feb 8, 1991      359.35     May 10, 1991     375.74
Nov 12, 1990     319.48     Feb 11, 1991     368.58     May 13, 1991     376.76
Nov 13, 1990     317.67     Feb 12, 1991     365.50     May 14, 1991     371.62
Nov 14, 1990     320.40     Feb 13, 1991     369.02     May 15, 1991     388.57
Nov 15, 1990     317.02     Feb 14, 1991     369.00     May 16, 1991     372.19
Nov 16, 1990     317.12     Feb 15, 1991     369.06     May 17, 1991     372.39
Nov 19, 1990     319.34     Feb 19, 1991     369.39     May 20, 1991     372.28
Nov 20, 1990     315.31     Feb 20, 1991     365.14     May 21, 1991     375.35
Nov 21, 1990     316.03     Feb 21, 1991     364.97     May 22, 1991     376.19
Nov 23, 1990     315.10     Feb 22, 1991     365.65     May 23, 1991     374.97
Nov 26, 1990     316.51     Feb 25, 1991     367.26     May 24, 1991     377.49
Nov 27, 1990     318.10     Feb 26, 1991     362.81     May 27, 1991     377.49
Nov 28, 1990     317.95     Feb 27, 1991     367.74     May 28, 1991     381.94
Nov 29, 1990     316.42     Feb 28, 1991     367.07     May 29, 1991     382.79
Nov 30, 1990     322.22     Mar 1, 1991      370.47     May 30, 1991     386.96
Dec 3, 1990      324.10     Mar 4, 1991      369.33     May 31, 1991     389.83
Dec 4, 1990      326.35     Mar 5, 1991      376.72     Jun 3, 1991      388.06
Dec 5, 1990      329.92     Mar 6, 1991      376.17     Jun 4, 1991      387.74
Dec 6, 1990      329.07     Mar 7, 1991      375.91     Jun 5, 1991      385.09
Dec 7, 1990      327.75     Mar 8, 1991      374.95     Jun 6, 1991      383.63
Dec 10, 1990     328.89     Mar 11, 1991     372.96     Jun 7, 1991      379.43
Dec 11, 1990     326.44     Mar 12, 1991     370.03     Jun 10, 1991     378.57
Dec 12, 1990     330.19     Mar 13, 1991     374.57     Jun 11, 1991     381.05
Dec 13, 1990     329.34     Mar 14, 1991     373.50     Jun 12, 1991     376.65
Dec 14, 1990     326.82     Mar 15, 1991     373.59     Jun 13, 1991     377.63
Dec 17, 1990     326.02     Mar 18, 1991     372.11     Jun 14, 1991     382.29


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jun 17, 1991     380.13     Sep 12, 1991     387.34     Dec 9, 1991      378.26
Jun 18, 1991     378.59     Sep 13, 1991     383.59     Dec 10, 1991     377.90
Jun 19, 1991     375.09     Sep 16, 1991     385.78     Dec 11, 1991     377.70
Jun 20, 1991     375.42     Sep 17, 1991     385.50     Dec 12, 1991     381.55
Jun 21, 1991     377.75     Sep 18, 1991     386.94     Dec 13, 1991     384.47
Jun 24, 1991     370.94     Sep 19, 1991     387.56     Dec 16, 1991     384.46
Jun 25, 1991     370.65     Sep 20, 1991     387.92     Dec 17, 1991     382.74
Jun 26, 1991     371.59     Sep 23, 1991     385.92     Dec 18, 1991     383.48
Jun 27, 1991     374.40     Sep 24, 1991     387.71     Dec 19, 1991     382.52
Jun 28, 1991     371.16     Sep 25, 1991     386.88     Dec 20, 1991     387.04
Jul 1, 1991      377.92     Sep 26, 1991     386.59     Dec 23, 1991     396.82
Jul 2, 1991      377.47     Sep 27, 1991     385.90     Dec 24, 1991     399.33
Jul 3, 1991      373.33     Sep 30, 1991     387.86     Dec 26, 1991     404.84
Jul 5, 1991      374.08     Oct 1, 1991      389.20     Dec 27, 1991     406.46
Jul 8, 1991      377.94     Oct 2, 1991      388.26     Dec 30, 1991     415.14
Jul 9, 1991      376.11     Oct 3, 1991      384.47     Dec 31, 1991     417.09
Jul 10, 1991     375.74     Oct 4, 1991      381.24     Jan 2, 1992      417.26
Jul 11, 1991     376.97     Oct 7, 1991      379.50     Jan 3, 1992      419.34
Jul 12, 1991     380.25     Oct 8, 1991      380.67     Jan 6, 1992      417.96
Jul 15, 1991     382.39     Oct 9, 1991      376.80     Jan 7, 1992      417.40
Jul 16, 1991     381.54     Oct 10, 1991     380.55     Jan 8, 1992      418.10
Jul 17, 1991     381.18     Oct 11, 1991     381.45     Jan 9, 1992      417.61
Jul 18, 1991     385.37     Oct 14, 1991     386.47     Jan 10, 1992     415.10
Jul 19, 1991     384.22     Oct 15, 1991     391.01     Jan 13, 1992     414.34
Jul 22, 1991     382.88     Oct 16, 1991     392.80     Jan 14, 1992     420.44
Jul 23, 1991     379.42     Oct 17, 1991     391.92     Jan 15, 1992     420.77
Jul 24, 1991     378.64     Oct 18, 1991     392.50     Jan 16, 1992     418.21
Jul 25, 1991     380.96     Oct 21, 1991     390.02     Jan 17, 1992     418.86
Jul 26, 1991     380.93     Oct 22, 1991     387.83     Jan 20, 1992     416.36
Jul 29, 1991     383.15     Oct 23, 1991     387.94     Jan 21, 1992     412.64
Jul 30, 1991     386.69     Oct 24, 1991     385.07     Jan 22, 1992     418.13
Jul 31, 1991     387.81     Oct 25, 1991     384.20     Jan 23, 1992     414.96
Aug 1, 1991      387.12     Oct 28, 1991     389.52     Jan 24, 1992     415.48
Aug 2, 1991      387.18     Oct 29, 1991     391.48     Jan 27, 1992     414.99
Aug 5, 1991      385.06     Oct 30, 1991     392.96     Jan 28, 1992     414.96
Aug 6, 1991      390.62     Oct 31, 1991     392.46     Jan 29, 1992     410.34
Aug 7, 1991      390.56     Nov 1, 1991      391.32     Jan 30, 1992     411.63
Aug 8, 1991      389.32     Nov 4, 1991      390.28     Jan 31, 1992     408.79
Aug 9, 1991      387.12     Nov 5, 1991      388.71     Feb 3, 1992      409.53
Aug 12, 1991     388.02     Nov 6, 1991      389.97     Feb 4, 1992      413.85
Aug 13, 1991     389.62     Nov 7, 1991      393.72     Feb 5, 1992      413.84
Aug 14, 1991     389.90     Nov 8, 1991      392.89     Feb 6, 1992      413.82
Aug 15, 1991     389.33     Nov 11, 1991     393.12     Feb 7, 1992      411.09
Aug 16, 1991     385.58     Nov 12, 1991     396.74     Feb 10, 1992     413.77
Aug 19, 1991     376.47     Nov 13, 1991     397.41     Feb 11, 1992     413.76
Aug 20, 1991     379.43     Nov 14, 1991     397.15     Feb 12, 1992     417.13
Aug 21, 1991     390.59     Nov 15, 1991     382.62     Feb 13, 1992     413.69
Aug 22, 1991     391.33     Nov 18, 1991     385.24     Feb 14, 1992     412.48
Aug 23, 1991     395.17     Nov 19, 1991     379.42     Feb 18, 1992     407.38
Aug 26, 1991     393.85     Nov 20, 1991     378.53     Feb 19, 1992     408.26
Aug 27, 1991     393.06     Nov 21, 1991     380.06     Feb 20, 1992     413.90
Aug 28, 1991     396.64     Nov 22, 1991     376.14     Feb 21, 1992     411.46
Aug 29, 1991     396.47     Nov 25, 1991     375.34     Feb 24, 1992     412.27
Aug 30, 1991     395.43     Nov 26, 1991     377.96     Feb 25, 1992     410.45
Sep 3, 1991      392.15     Nov 27, 1991     376.55     Feb 26, 1992     415.35
Sep 4, 1991      389.97     Nov 29, 1991     375.22     Feb 27, 1992     413.86
Sep 5, 1991      389.14     Dec 2, 1991      381.40     Feb 28, 1992     412.70
Sep 6, 1991      389.10     Dec 3, 1991      380.96     Mar 2, 1992      412.45
Sep 9, 1991      388.77     Dec 4, 1991      380.07     Mar 3, 1992      412.85
Sep 10, 1991     384.56     Dec 5, 1991      377.39     Mar 4, 1992      409.33
Sep 11, 1991     385.09     Dec 6, 1991      379.10     Mar 5, 1992      406.51


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Mar 6, 1992      404.44     Jun 3, 1992      414.59     Aug 28, 1992     414.84
Mar 9, 1992      405.21     Jun 4, 1992      413.26     Aug 31, 1992     414.03
Mar 10, 1992     406.89     Jun 5, 1992      413.48     Sep 1, 1992      416.07
Mar 11, 1992     404.03     Jun 8, 1992      413.36     Sep 2, 1992      417.98
Mar 12, 1992     403.89     Jun 9, 1992      410.06     Sep 3, 1992      419.98
Mar 13, 1992     405.84     Jun 10, 1992     407.25     Sep 4, 1992      417.08
Mar 16, 1992     406.39     Jun 11, 1992     409.05     Sep 8, 1992      414.44
Mar 17, 1992     409.58     Jun 12, 1992     409.76     Sep 9, 1992      416.36
Mar 18, 1992     409.15     Jun 15, 1992     410.29     Sep 10, 1992     419.95
Mar 19, 1992     409.80     Jun 16, 1992     408.32     Sep 11, 1992     419.58
Mar 20, 1992     411.30     Jun 17, 1992     402.26     Sep 14, 1992     425.27
Mar 23, 1992     409.91     Jun 18, 1992     400.96     Sep 15, 1992     419.77
Mar 24, 1992     408.88     Jun 19, 1992     403.67     Sep 16, 1992     419.92
Mar 25, 1992     407.52     Jun 22, 1992     403.40     Sep 17, 1992     419.93
Mar 26, 1992     407.86     Jun 23, 1992     404.04     Sep 18, 1992     422.93
Mar 27, 1992     403.50     Jun 24, 1992     403.83     Sep 21, 1992     422.14
Mar 30, 1992     403.00     Jun 25, 1992     403.12     Sep 22, 1992     417.14
Mar 31, 1992     403.69     Jun 26, 1992     403.45     Sep 23, 1992     417.44
Apr 1, 1992      404.23     Jun 29, 1992     408.94     Sep 24, 1992     418.47
Apr 2, 1992      400.50     Jun 30, 1992     408.14     Sep 25, 1992     414.35
Apr 3, 1992      401.55     Jul 1, 1992      412.88     Sep 28, 1992     416.62
Apr 6, 1992      405.59     Jul 2, 1992      411.77     Sep 29, 1992     416.80
Apr 7, 1992      398.06     Jul 6, 1992      413.84     Sep 30, 1992     417.80
Apr 8, 1992      394.50     Jul 7, 1992      409.16     Oct 1, 1992      416.29
Apr 9, 1992      400.64     Jul 8, 1992      410.28     Oct 2, 1992      410.47
Apr 10, 1992     404.29     Jul 9, 1992      414.23     Oct 5, 1992      407.57
Apr 13, 1992     406.08     Jul 10, 1992     414.62     Oct 6, 1992      407.18
Apr 14, 1992     412.39     Jul 13, 1992     414.87     Oct 7, 1992      404.25
Apr 15, 1992     416.28     Jul 14, 1992     417.68     Oct 8, 1992      407.75
Apr 16, 1992     416.05     Jul 15, 1992     417.10     Oct 9, 1992      402.66
Apr 20, 1992     410.16     Jul 16, 1992     417.54     Oct 12, 1992     407.44
Apr 21, 1992     410.26     Jul 17, 1992     415.62     Oct 13, 1992     409.30
Apr 22, 1992     409.81     Jul 20, 1992     413.75     Oct 14, 1992     409.37
Apr 23, 1992     411.60     Jul 21, 1992     413.76     Oct 15, 1992     409.60
Apr 24, 1992     409.02     Jul 22, 1992     410.93     Oct 16, 1992     411.73
Apr 27, 1992     408.45     Jul 23, 1992     412.08     Oct 19, 1992     414.98
Apr 28, 1992     409.11     Jul 24, 1992     411.60     Oct 20, 1992     415.48
Apr 29, 1992     412.02     Jul 27, 1992     411.54     Oct 21, 1992     415.67
Apr 30, 1992     414.95     Jul 28, 1992     417.52     Oct 22, 1992     414.90
May 1, 1992      412.53     Jul 29, 1992     422.23     Oct 23, 1992     414.10
May 4, 1992      416.91     Jul 30, 1992     423.92     Oct 26, 1992     418.16
May 5, 1992      416.84     Jul 31, 1992     424.21     Oct 27, 1992     418.49
May 6, 1992      416.79     Aug 3, 1992      425.09     Oct 28, 1992     420.13
May 7, 1992      415.85     Aug 4, 1992      424.36     Oct 29, 1992     420.86
May 8, 1992      416.05     Aug 5, 1992      422.19     Oct 30, 1992     418.68
May 11, 1992     418.49     Aug 6, 1992      420.59     Nov 2, 1992      422.75
May 12, 1992     416.29     Aug 7, 1992      418.88     Nov 3, 1992      419.92
May 13, 1992     416.45     Aug 10, 1992     419.42     Nov 4, 1992      417.11
May 14, 1992     413.14     Aug 11, 1992     418.90     Nov 5, 1992      418.34
May 15, 1992     410.09     Aug 12, 1992     417.78     Nov 6, 1992      417.58
May 18, 1992     412.81     Aug 13, 1992     417.73     Nov 9, 1992      418.59
May 19, 1992     416.37     Aug 14, 1992     419.91     Nov 10, 1992     418.62
May 20, 1992     415.39     Aug 17, 1992     420.74     Nov 11, 1992     422.20
May 21, 1992     412.60     Aug 18, 1992     421.34     Nov 12, 1992     422.87
May 22, 1992     414.02     Aug 19, 1992     418.19     Nov 13, 1992     422.43
May 26, 1992     411.41     Aug 20, 1992     418.26     Nov 16, 1992     420.68
May 27, 1992     412.17     Aug 21, 1992     414.85     Nov 17, 1992     419.27
May 28, 1992     416.74     Aug 24, 1992     410.72     Nov 18, 1992     422.85
May 29, 1992     415.35     Aug 25, 1992     411.61     Nov 19, 1992     423.61
Jun 1, 1992      417.30     Aug 26, 1992     413.51     Nov 20, 1992     426.65
Jun 2, 1992      413.50     Aug 27, 1992     413.53     Nov 23, 1992     425.12


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Nov 24, 1992     427.59     Feb 23, 1993     434.80     May 20, 1993     450.59
Nov 25, 1992     429.19     Feb 24, 1993     440.87     May 21, 1993     445.84
Nov 27, 1992     430.16     Feb 25, 1993     442.33     May 24, 1993     448.00
Nov 30, 1992     431.35     Feb 26, 1993     443.38     May 25, 1993     448.85
Dec 1, 1992      430.78     Mar 1, 1993      442.01     May 26, 1993     453.44
Dec 2, 1992      429.89     Mar 2, 1993      447.90     May 27, 1993     452.42
Dec 3, 1992      429.91     Mar 3, 1993      449.26     May 28, 1993     450.21
Dec 4, 1992      432.06     Mar 4, 1993      447.34     Jun 1, 1993      453.83
Dec 7, 1992      435.31     Mar 5, 1993      446.11     Jun 2, 1993      453.85
Dec 8, 1992      436.99     Mar 8, 1993      454.71     Jun 3, 1993      452.49
Dec 9, 1992      435.65     Mar 9, 1993      454.40     Jun 4, 1993      450.06
Dec 10, 1992     434.64     Mar 10, 1993     456.34     Jun 7, 1993      447.69
Dec 11, 1992     433.73     Mar 11, 1993     453.72     Jun 8, 1993      444.71
Dec 14, 1992     432.84     Mar 12, 1993     449.83     Jun 9, 1993      445.78
Dec 15, 1992     432.57     Mar 15, 1993     451.43     Jun 10, 1993     445.38
Dec 16, 1992     431.52     Mar 16, 1993     451.37     Jun 11, 1993     447.30
Dec 17, 1992     435.43     Mar 17, 1993     448.31     Jun 14, 1993     447.71
Dec 18, 1992     441.28     Mar 18, 1993     451.89     Jun 15, 1993     446.27
Dec 21, 1992     440.70     Mar 19, 1993     450.18     Jun 16, 1993     447.43
Dec 22, 1992     440.31     Mar 22, 1993     448.88     Jun 17, 1993     448.54
Dec 23, 1992     439.03     Mar 23, 1993     448.76     Jun 18, 1993     443.68
Dec 24, 1992     439.77     Mar 24, 1993     448.07     Jun 21, 1993     446.22
Dec 28, 1992     439.15     Mar 25, 1993     450.88     Jun 22, 1993     445.93
Dec 29, 1992     437.98     Mar 26, 1993     447.78     Jun 23, 1993     443.19
Dec 30, 1992     438.82     Mar 29, 1993     450.77     Jun 24, 1993     446.62
Dec 31, 1992     435.71     Mar 30, 1993     451.97     Jun 25, 1993     447.60
Jan 4, 1993      435.38     Mar 31, 1993     451.67     Jun 28, 1993     451.85
Jan 5, 1993      434.34     Apr 1, 1993      450.30     Jun 29, 1993     450.69
Jan 6, 1993      434.52     Apr 2, 1993      441.39     Jun 30, 1993     450.53
Jan 7, 1993      430.73     Apr 5, 1993      442.29     Jul 1, 1993      449.02
Jan 8, 1993      429.04     Apr 6, 1993      441.16     Jul 2, 1993      445.84
Jan 11, 1993     430.95     Apr 7, 1993      442.73     Jul 6, 1993      441.43
Jan 12, 1993     431.04     Apr 8, 1993      441.84     Jul 7, 1993      442.83
Jan 13, 1993     433.03     Apr 12, 1993     448.37     Jul 8, 1993      448.64
Jan 14, 1993     435.94     Apr 13, 1993     449.22     Jul 9, 1993      448.11
Jan 15, 1993     437.15     Apr 14, 1993     448.66     Jul 12, 1993     448.98
Jan 18, 1993     436.84     Apr 15, 1993     448.40     Jul 13, 1993     448.09
Jan 19, 1993     435.13     Apr 16, 1993     448.94     Jul 14, 1993     450.08
Jan 20, 1993     433.37     Apr 19, 1993     447.46     Jul 15, 1993     449.22
Jan 21, 1993     435.49     Apr 20, 1993     445.10     Jul 16, 1993     445.75
Jan 22, 1993     436.11     Apr 21, 1993     443.63     Jul 19, 1993     446.03
Jan 25, 1993     440.01     Apr 22, 1993     439.46     Jul 20, 1993     447.31
Jan 26, 1993     439.95     Apr 23, 1993     437.03     Jul 21, 1993     447.18
Jan 27, 1993     438.11     Apr 26, 1993     433.54     Jul 22, 1993     444.51
Jan 28, 1993     438.66     Apr 27, 1993     438.01     Jul 23, 1993     447.10
Jan 29, 1993     438.78     Apr 28, 1993     438.02     Jul 26, 1993     449.09
Feb 1, 1993      442.52     Apr 29, 1993     438.89     Jul 27, 1993     448.24
Feb 2, 1993      442.55     Apr 30, 1993     440.19     Jul 28, 1993     447.19
Feb 3, 1993      447.20     May 3, 1993      442.46     Jul 29, 1993     450.24
Feb 4, 1993      449.56     May 4, 1993      444.05     Jul 30, 1993     448.13
Feb 5, 1993      448.93     May 5, 1993      444.52     Aug 2, 1993      450.15
Feb 8, 1993      447.85     May 6, 1993      443.26     Aug 3, 1993      449.27
Feb 9, 1993      445.33     May 7, 1993      442.31     Aug 4, 1993      448.54
Feb 10, 1993     446.23     May 10, 1993     442.80     Aug 5, 1993      448.13
Feb 11, 1993     447.66     May 11, 1993     444.36     Aug 6, 1993      448.68
Feb 12, 1993     444.58     May 12, 1993     444.80     Aug 9, 1993      450.74
Feb 16, 1993     433.91     May 13, 1993     439.23     Aug 10, 1993     449.45
Feb 17, 1993     433.30     May 14, 1993     439.56     Aug 11, 1993     450.46
Feb 18, 1993     431.90     May 17, 1993     440.37     Aug 12, 1993     448.96
Feb 19, 1993     434.22     May 18, 1993     440.32     Aug 13, 1993     450.14
Feb 22, 1993     435.24     May 19, 1993     447.54     Aug 16, 1993     452.38


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Aug 17, 1993     453.13     Nov 11, 1993     462.64     Feb 8, 1994      471.06
Aug 18, 1993     456.04     Nov 12, 1993     465.39     Feb 9, 1994      472.77
Aug 19, 1993     456.43     Nov 15, 1993     463.75     Feb 10, 1994     468.93
Aug 20, 1993     456.16     Nov 16, 1993     466.74     Feb 11, 1994     470.18
Aug 23, 1993     455.23     Nov 17, 1993     464.81     Feb 14, 1994     470.23
Aug 24, 1993     459.77     Nov 18, 1993     463.62     Feb 15, 1994     472.52
Aug 25, 1993     460.13     Nov 19, 1993     462.60     Feb 16, 1994     472.79
Aug 26, 1993     461.04     Nov 22, 1993     459.13     Feb 17, 1994     470.34
Aug 27, 1993     460.54     Nov 23, 1993     461.03     Feb 18, 1994     467.69
Aug 30, 1993     461.90     Nov 24, 1993     462.36     Feb 22, 1994     471.46
Aug 31, 1993     463.56     Nov 26, 1993     463.06     Feb 23, 1994     470.69
Sep 1, 1993      463.15     Nov 29, 1993     461.90     Feb 24, 1994     464.26
Sep 2, 1993      461.30     Nov 30, 1993     461.79     Feb 25, 1994     466.07
Sep 3, 1993      461.34     Dec 1, 1993      461.89     Feb 28, 1994     467.14
Sep 7, 1993      458.52     Dec 2, 1993      463.11     Mar 1, 1994      464.44
Sep 8, 1993      456.65     Dec 3, 1993      464.89     Mar 2, 1994      464.81
Sep 9, 1993      457.50     Dec 6, 1993      466.43     Mar 3, 1994      463.01
Sep 10, 1993     461.72     Dec 7, 1993      466.76     Mar 4, 1994      464.74
Sep 13, 1993     462.06     Dec 8, 1993      466.29     Mar 7, 1994      466.91
Sep 14, 1993     459.90     Dec 9, 1993      464.18     Mar 8, 1994      465.88
Sep 15, 1993     461.60     Dec 10, 1993     463.93     Mar 9, 1994      467.06
Sep 16, 1993     459.43     Dec 13, 1993     465.70     Mar 10, 1994     463.90
Sep 17, 1993     458.83     Dec 14, 1993     463.06     Mar 11, 1994     466.44
Sep 20, 1993     455.05     Dec 15, 1993     461.84     Mar 14, 1994     467.39
Sep 21, 1993     452.95     Dec 16, 1993     463.34     Mar 15, 1994     467.01
Sep 22, 1993     456.20     Dec 17, 1993     466.38     Mar 16, 1994     469.42
Sep 23, 1993     457.74     Dec 20, 1993     465.85     Mar 17, 1994     470.90
Sep 24, 1993     457.63     Dec 21, 1993     465.30     Mar 18, 1994     471.06
Sep 27, 1993     461.80     Dec 22, 1993     467.32     Mar 21, 1994     468.54
Sep 28, 1993     461.53     Dec 23, 1993     467.38     Mar 22, 1994     468.80
Sep 29, 1993     460.11     Dec 27, 1993     470.54     Mar 23, 1994     468.54
Sep 30, 1993     458.93     Dec 28, 1993     470.94     Mar 24, 1994     464.35
Oct 1, 1993      461.28     Dec 29, 1993     470.58     Mar 25, 1994     460.58
Oct 4, 1993      461.34     Dec 30, 1993     468.64     Mar 28, 1994     460.00
Oct 5, 1993      461.20     Dec 31, 1993     466.45     Mar 29, 1994     452.48
Oct 6, 1993      460.74     Jan 3, 1994      465.44     Mar 30, 1994     445.55
Oct 7, 1993      459.18     Jan 4, 1994      466.89     Mar 31, 1994     445.77
Oct 8, 1993      460.31     Jan 5, 1994      467.55     Apr 1, 1994      445.77
Oct 11, 1993     460.88     Jan 6, 1994      467.12     Apr 4, 1994      438.92
Oct 12, 1993     461.12     Jan 7, 1994      469.9      Apr 5, 1994      448.29
Oct 13, 1993     461.49     Jan 10, 1994     475.27     Apr 6, 1994      448.05
Oct 14, 1993     466.83     Jan 11, 1994     474.13     Apr 7, 1994      450.88
Oct 15, 1993     469.50     Jan 12, 1994     474.17     Apr 8, 1994      447.10
Oct 18, 1993     468.45     Jan 13, 1994     472.47     Apr 11, 1994     449.87
Oct 19, 1993     466.21     Jan 14, 1994     474.91     Apr 12, 1994     447.57
Oct 20, 1993     466.07     Jan 17, 1994     473.3      Apr 13, 1994     446.26
Oct 21, 1993     465.36     Jan 18, 1994     474.25     Apr 14, 1994     446.38
Oct 22, 1993     463.27     Jan 19, 1994     474.3      Apr 15, 1994     446.18
Oct 25, 1993     464.20     Jan 20, 1994     474.98     Apr 18, 1994     442.46
Oct 26, 1993     464.30     Jan 21, 1994     474.73     Apr 19, 1994     442.54
Oct 27, 1993     464.61     Jan 24, 1994     471.97     Apr 20, 1994     441.96
Oct 28, 1993     467.73     Jan 25, 1994     470.92     Apr 21, 1994     448.73
Oct 29, 1993     467.83     Jan 26, 1994     473.2      Apr 22, 1994     447.63
Nov 1, 1993      469.10     Jan 27, 1994     477.05     Apr 25, 1994     452.71
Nov 2, 1993      468.44     Jan 28, 1994     478.7      Apr 26, 1994     451.87
Nov 3, 1993      463.02     Jan 31, 1994     481.61     Apr 28, 1994     449.10
Nov 4, 1993      457.49     Feb 1, 1994      479.62     Apr 29, 1994     450.91
Nov 5, 1993      459.57     Feb 2, 1994      482.00     May 2, 1994      453.02
Nov 8, 1993      460.21     Feb 3, 1994      480.71     May 3, 1994      453.03
Nov 9, 1993      460.33     Feb 4, 1994      469.81     May 4, 1994      451.72
Nov 10, 1993     463.72     Feb 7, 1994      471.76     May 5, 1994      451.38


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
May 6, 1994      447.82     Aug 2, 1994      460.56     Oct 27, 1994     465.85
May 9, 1994      442.32     Aug 3, 1994      461.46     Oct 28, 1994     473.77
May 10, 1994     446.01     Aug 4, 1994      458.40     Oct 31, 1994     472.35
May 11, 1994     441.49     Aug 5, 1994      457.09     Nov 1, 1994      468.42
May 12, 1994     443.75     Aug 8, 1994      457.89     Nov 2, 1994      466.51
May 13, 1994     444.14     Aug 9, 1994      457.92     Nov 3, 1994      467.91
May 16, 1994     444.49     Aug 10, 1994     460.30     Nov 4, 1994      462.28
May 17, 1994     449.37     Aug 11, 1994     458.88     Nov 7, 1994      463.06
May 18, 1994     453.69     Aug 12, 1994     461.95     Nov 8, 1994      465.65
May 19, 1994     456.48     Aug 15, 1994     461.23     Nov 9, 1994      465.42
May 20, 1994     454.92     Aug 16, 1994     465.01     Nov 10, 1994     464.35
May 23, 1994     453.20     Aug 17, 1994     465.17     Nov 11, 1994     462.35
May 24, 1994     454.81     Aug 18, 1994     463.17     Nov 14, 1994     466.04
May 25, 1994     456.34     Aug 19, 1994     463.68     Nov 15, 1994     465.03
May 26, 1994     457.06     Aug 22, 1994     462.31     Nov 16, 1994     465.62
May 27, 1994     457.33     Aug 23, 1994     464.51     Nov 17, 1994     463.57
May 31, 1994     456.50     Aug 24, 1994     469.03     Nov 18, 1994     461.47
Jun 1, 1994      457.63     Aug 25, 1994     468.08     Nov 21, 1994     458.29
Jun 2, 1994      457.65     Aug 26, 1994     473.80     Nov 22, 1994     450.08
Jun 3, 1994      460.13     Aug 29, 1994     474.59     Nov 23, 1994     449.93
Jun 6, 1994      458.88     Aug 30, 1994     476.09     Nov 25, 1994     452.29
Jun 7, 1994      458.21     Aug 31, 1994     475.50     Nov 28, 1994     454.16
Jun 8, 1994      457.06     Sep 1, 1994      473.17     Nov 29, 1994     455.17
Jun 9, 1994      457.86     Sep 2, 1994      470.99     Nov 30, 1994     453.69
Jun 10, 1994     458.67     Sep 6, 1994      471.86     Dec 1, 1994      448.92
Jun 13, 1994     459.10     Sep 7, 1994      470.99     Dec 2, 1994      453.30
Jun 14, 1994     462.37     Sep 8, 1994      473.14     Dec 5, 1994      453.33
Jun 15, 1994     460.61     Sep 9, 1994      468.18     Dec 6, 1994      453.11
Jun 16, 1994     461.93     Sep 12, 1994     466.21     Dec 7, 1994      451.23
Jun 17, 1994     458.45     Sep 13, 1994     467.52     Dec 8, 1994      445.45
Jun 20, 1994     455.48     Sep 14, 1994     468.80     Dec 9, 1994      446.97
Jun 21, 1994     451.34     Sep 15, 1994     474.81     Dec 12, 1994     449.47
Jun 22, 1994     453.09     Sep 16, 1994     471.19     Dec 13, 1994     450.15
Jun 23, 1994     449.63     Sep 19, 1994     470.85     Dec 14, 1994     454.97
Jun 24, 1994     442.80     Sep 20, 1994     463.36     Dec 15, 1994     455.35
Jun 27, 1994     447.31     Sep 21, 1994     461.46     Dec 16, 1994     458.80
Jun 28, 1994     446.07     Sep 22, 1994     461.27     Dec 19, 1994     457.91
Jun 29, 1994     447.63     Sep 23, 1994     459.67     Dec 20, 1994     457.10
Jun 30, 1994     444.27     Sep 26, 1994     460.82     Dec 21, 1994     459.61
Jul 1, 1994      446.20     Sep 27, 1994     462.05     Dec 22, 1994     459.68
Jul 4, 1994      446.20     Sep 28, 1994     464.81     Dec 23, 1994     459.83
Jul 5, 1994      446.37     Sep 29, 1994     462.23     Dec 27, 1994     462.47
Jul 6, 1994      446.13     Sep 30, 1994     462.71     Dec 28, 1994     460.86
Jul 7, 1994      448.38     Oct 3, 1994      461.74     Dec 29, 1994     461.17
Jul 8, 1994      449.55     Oct 4, 1994      454.59     Dec 30, 1994     459.27
Jul 11, 1994     448.06     Oct 5, 1994      453.52     Jan 3, 1995      459.11
Jul 12, 1994     447.95     Oct 6, 1994      452.36     Jan 4, 1995      460.71
Jul 13, 1994     448.73     Oct 7, 1994      455.10     Jan 5, 1995      460.34
Jul 14, 1994     453.41     Oct 10, 1994     459.04     Jan 6, 1995      460.68
Jul 15, 1994     454.16     Oct 11, 1994     465.79     Jan 9, 1995      460.83
Jul 18, 1994     455.22     Oct 12, 1994     465.47     Jan 10, 1995     461.68
Jul 19, 1994     453.86     Oct 13, 1994     467.79     Jan 11, 1995     461.67
Jul 20, 1994     451.60     Oct 14, 1994     469.10     Jan 12, 1995     461.64
Jul 21, 1994     452.61     Oct 17, 1994     468.96     Jan 13, 1995     465.97
Jul 22, 1994     453.11     Oct 18, 1994     467.66     Jan 16, 1995     469.38
Jul 25, 1994     454.25     Oct 19, 1994     470.28     Jan 17, 1995     470.05
Jul 26, 1994     453.36     Oct 20, 1994     466.85     Jan 18, 1995     469.71
Jul 27, 1994     452.57     Oct 21, 1994     464.89     Jan 19, 1995     466.95
Jul 28, 1994     454.24     Oct 24, 1994     460.83     Jan 20, 1995     464.78
Jul 29, 1994     458.25     Oct 25, 1994     461.52     Jan 23, 1995     465.82
Aug 1, 1994      461.01     Oct 26, 1994     462.61     Jan 24, 1995     465.86


                                   Appendix B

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jan 25, 1995     467.44     Apr 24, 1995     512.89     Jul 20, 1995     553.54
Jan 26, 1995     468.32     Apr 25, 1995     512.10     Jul 21, 1995     553.62
Jan 27, 1995     470.39     Apr 26, 1995     512.66     Jul 24, 1995     556.63
Jan 30, 1995     468.51     Apr 27, 1995     513.55     Jul 25, 1995     561.10
Jan 31, 1995     470.42     Apr 28, 1995     514.71     Jul 26, 1995     561.61
Feb 1, 1995      470.40     May 1, 1995      514.26     Jul 27, 1995     565.22
Feb 2, 1995      472.79     May 2, 1995      514.86     Jul 28, 1995     562.93
Feb 3, 1995      478.65     May 3, 1995      520.48     Jul 31, 1995     562.06
Feb 6, 1995      481.14     May 4, 1995      520.54     Aug 1, 1995      559.64
Feb 7, 1995      480.81     May 5, 1995      520.12     Aug 2, 1995      558.80
Feb 8, 1995      481.19     May 8, 1995      523.96     Aug 3, 1995      558.75
Feb 9, 1995      480.19     May 9, 1995      523.56     Aug 4, 1995      558.94
Feb 10, 1995     481.46     May 10, 1995     524.36     Aug 7, 1995      560.03
Feb 13, 1995     481.65     May 11, 1995     524.37     Aug 8, 1995      560.39
Feb 14, 1995     482.55     May 12, 1995     525.55     Aug 9, 1995      559.71
Feb 15, 1995     484.54     May 15, 1995     527.74     Aug 10, 1995     557.45
Feb 16, 1995     485.22     May 16, 1995     528.19     Aug 11, 1995     555.11
Feb 17, 1995     481.97     May 17, 1995     527.07     Aug 14, 1995     559.74
Feb 21, 1995     482.72     May 18, 1995     519.58     Aug 15, 1995     558.57
Feb 22, 1995     485.07     May 19, 1995     519.19     Aug 16, 1995     559.97
Feb 23, 1995     486.91     May 22, 1995     523.65     Aug 17, 1995     559.04
Feb 24, 1995     488.26     May 23, 1995     528.59     Aug 18, 1995     559.21
Feb 27, 1995     483.96     May 24, 1995     528.61     Aug 21, 1995     558.11
Feb 28, 1995     487.39     May 25, 1995     528.59     Aug 22, 1995     559.52
Mar 1, 1995      485.65     May 26, 1995     523.65     Aug 23, 1995     557.14
Mar 2, 1995      485.13     May 30, 1995     523.58     Aug 24, 1995     557.46
Mar 3, 1995      485.42     May 31, 1995     533.40     Aug 25, 1995     560.10
Mar 6, 1995      485.63     Jun 1, 1995      533.49     Aug 28, 1995     559.05
Mar 7, 1995      482.12     Jun 2, 1995      532.51     Aug 29, 1995     560.00
Mar 8, 1995      483.14     Jun 5, 1995      535.60     Aug 30, 1995     560.92
Mar 9, 1995      483.16     Jun 6, 1995      535.55     Aug 31, 1995     561.88
Mar 10, 1995     489.57     Jun 7, 1995      533.13     Sep 1, 1995      563.84
Mar 13, 1995     490.05     Jun 8, 1995      532.35     Sep 5, 1995      569.17
Mar 14, 1995     492.89     Jun 9, 1995      527.94     Sep 6, 1995      570.17
Mar 15, 1995     491.88     Jun 12, 1995     530.88     Sep 7, 1995      570.29
Mar 16, 1995     495.41     Jun 13, 1995     536.05     Sep 8, 1995      572.68
Mar 17, 1995     495.52     Jun 14, 1995     536.47     Sep 11, 1995     573.91
Mar 20, 1995     496.14     Jun 15, 1995     537.12     Sep 12, 1995     576.51
Mar 21, 1995     495.07     Jun 16, 1995     539.83     Sep 13, 1995     578.77
Mar 22, 1995     495.67     Jun 19, 1995     545.22     Sep 14, 1995     583.61
Mar 23, 1995     495.95     Jun 20, 1995     544.98     Sep 15, 1995     583.35
Mar 24, 1995     500.97     Jun 21, 1995     543.98     Sep 18, 1995     582.77
Mar 27, 1995     503.20     Jun 22, 1995     551.07     Sep 19, 1995     584.20
Mar 28, 1995     503.90     Jun 23, 1995     549.71     Sep 20, 1995     586.77
Mar 29, 1995     503.12     Jun 26, 1995     544.13     Sep 21, 1995     583.00
Mar 30, 1995     502.22     Jun 27, 1995     542.43     Sep 22, 1995     581.73
Mar 31, 1995     500.71     Jun 28, 1995     544.73     Sep 25, 1995     581.81
Apr 3, 1995      501.85     Jun 29, 1995     543.87     Sep 26, 1995     581.41
Apr 4, 1995      505.24     Jun 30, 1995     544.75     Sep 27, 1995     581.04
Apr 5, 1995      505.57     Jul 3, 1995      547.09     Sep 28, 1995     585.87
Apr 6, 1995      506.08     Jul 5, 1995      547.26     Sep 29, 1995     584.41
Apr 7, 1995      506.42     Jul 6, 1995      553.99     Oct 2, 1995      581.72
Apr 10, 1995     507.01     Jul 7, 1995      556.37     Oct 3, 1995      582.34
Apr 11, 1995     505.53     Jul 10, 1995     557.19     Oct 4, 1995      581.47
Apr 12, 1995     507.17     Jul 11, 1995     554.78     Oct 5, 1995      582.63
Apr 13, 1995     509.23     Jul 12, 1995     560.89     Oct 6, 1995      582.49
Apr 17, 1995     506.13     Jul 13, 1995     561.00     Oct 9, 1995      578.37
Apr 18, 1995     505.37     Jul 14, 1995     559.89     Oct 10, 1995     577.52
Apr 19, 1995     504.92     Jul 17, 1995     562.72     Oct 11, 1995     579.46
Apr 20, 1995     505.29     Jul 18, 1995     558.46     Oct 12, 1995     583.10
Apr 21, 1995     508.49     Jul 19, 1995     550.98     Oct 13, 1995     584.50


                                   Appendix B
                                     page 8

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Oct 16, 1995     583.03     Jan 12, 1996     601.81     Apr 10, 1996     633.50
Oct 17, 1995     586.78     Jan 15, 1996     599.82     Apr 11, 1996     631.18
Oct 18, 1995     587.44     Jan 16, 1996     608.44     Apr 12, 1996     636.71
Oct 19, 1995     590.65     Jan 17, 1996     606.37     Apr 15, 1996     642.49
Oct 20, 1995     587.46     Jan 18, 1996     608.24     Apr 16, 1996     645.00
Oct 23, 1995     585.06     Jan 19, 1996     611.83     Apr 17, 1996     641.61
Oct 24, 1995     586.56     Jan 22, 1996     613.40     Apr 18, 1996     643.61
Oct 25, 1995     582.47     Jan 23, 1996     612.79     Apr 19, 1996     645.07
Oct 26, 1995     576.72     Jan 24, 1996     619.96     Apr 22, 1996     647.89
Oct 27, 1995     579.70     Jan 25, 1996     617.03     Apr 23, 1996     651.58
Oct 30, 1995     583.25     Jan 26, 1996     621.62     Apr 24, 1996     650.17
Oct 31, 1995     581.50     Jan 29, 1996     624.22     Apr 25, 1996     652.87
Nov 1, 1995      584.22     Jan 30, 1996     630.15     Apr 26, 1996     653.46
Nov 2, 1995      589.72     Jan 31, 1996     636.02     Apr 29, 1996     654.16
Nov 3, 1995      590.57     Feb 1, 1996      638.46     Apr 30, 1996     654.17
Nov 6, 1995      588.46     Feb 2, 1996      635.85     May 1, 1996      654.58
Nov 7, 1995      586.32     Feb 5, 1996      641.43     May 2, 1996      643.38
Nov 8, 1995      591.71     Feb 6, 1996      646.33     May 3, 1996      641.63
Nov 9, 1995      593.26     Feb 7, 1996      649.93     May 6, 1996      640.81
Nov 10, 1995     592.72     Feb 8, 1996      656.07     May 7, 1996      638.26
Nov 13, 1995     592.30     Feb 9, 1996      656.37     May 8, 1996      644.78
Nov 14, 1995     589.29     Feb 12, 1996     661.45     May 9, 1996      645.44
Nov 15, 1995     593.96     Feb 13, 1996     660.51     May 10, 1996     652.09
Nov 16, 1995     597.34     Feb 14, 1996     655.58     May 13, 1996     661.51
Nov 17, 1995     600.07     Feb 15, 1996     651.32     May 14, 1996     665.60
Nov 20, 1995     596.85     Feb 16, 1996     647.98     May 15, 1996     665.42
Nov 21, 1995     600.24     Feb 20, 1996     640.65     May 16, 1996     664.85
Nov 22, 1995     598.40     Feb 21, 1996     648.10     May 17, 1996     668.91
Nov 24, 1995     599.97     Feb 22, 1996     658.86     May 20, 1996     673.15
Nov 27, 1995     601.32     Feb 23, 1996     659.08     May 21, 1996     672.76
Nov 28, 1995     606.45     Feb 26, 1996     650.46     May 22, 1996     678.42
Nov 29, 1995     607.64     Feb 27, 1996     647.24     May 23, 1996     676.00
Nov 30, 1995     605.37     Feb 28, 1996     644.75     May 24, 1996     678.51
Dec 1, 1995      606.98     Feb 29, 1996     640.43     May 28, 1996     672.23
Dec 4, 1995      613.68     Mar 1, 1996      644.37     May 29, 1996     667.93
Dec 5, 1995      617.68     Mar 4, 1996      650.81     May 30, 1996     671.70
Dec 6, 1995      620.18     Mar 5, 1996      655.79     May 31, 1996     669.12
Dec 7, 1995      616.17     Mar 6, 1996      652.00     Jun 3, 1996      667.68
Dec 8, 1995      617.48     Mar 7, 1996      653.65     Jun 4, 1996      672.56
Dec 11, 1995     619.52     Mar 8, 1996      633.50     Jun 5, 1996      678.44
Dec 12, 1995     618.78     Mar 11, 1996     640.02     Jun 6, 1996      673.03
Dec 13, 1995     621.69     Mar 12, 1996     637.09     Jun 7, 1996      673.31
Dec 14, 1995     616.92     Mar 13, 1996     638.55     Jun 10, 1996     672.16
Dec 15, 1995     616.34     Mar 14, 1996     640.87     Jun 11, 1996     670.97
Dec 18, 1995     606.81     Mar 15, 1996     641.43     Jun 12, 1996     669.04
Dec 19, 1995     611.93     Mar 18, 1996     652.65     Jun 13, 1996     667.92
Dec 20, 1995     605.94     Mar 19, 1996     651.69     Jun 14, 1996     665.85
Dec 21, 1995     610.49     Mar 20, 1996     649.98     Jun 17, 1996     665.16
Dec 22, 1995     611.95     Mar 21, 1996     649.19     Jun 18, 1996     662.06
Dec 26, 1995     614.30     Mar 22, 1996     650.62     Jun 19, 1996     661.96
Dec 27, 1995     614.53     Mar 25, 1996     650.04     Jun 20, 1996     662.10
Dec 28, 1995     614.12     Mar 26, 1996     652.97     Jun 21, 1996     666.84
Dec 29, 1995     615.93     Mar 27, 1996     648.91     Jun 24, 1996     668.85
Jan 2, 1996      620.73     Mar 28, 1996     648.94     Jun 25, 1996     668.48
Jan 3, 1996      621.32     Mar 29, 1996     645.50     Jun 26, 1996     664.39
Jan 4, 1996      617.70     Apr 1, 1996      653.73     Jun 27, 1996     668.55
Jan 5, 1996      616.72     Apr 2, 1996      655.26     Jun 28, 1996     670.63
Jan 8, 1996      618.46     Apr 3, 1996      655.88     Jul 1, 1996      675.88
Jan 9, 1996      609.45     Apr 4, 1996      655.86     Jul 2, 1996      673.61
Jan 10, 1996     598.48     Apr 8, 1996      644.24     Jul 3, 1996      672.40
Jan 11, 1996     602.69     Apr 9, 1996      642.19     Jul 5, 1996      657.44





                                   Appendix B
                                     page 9

                        Standard Poor's 500 Stock Index

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jul 8, 1996      652.54     Oct 2, 1996      694.01     Dec 30, 1996     753.85
Jul 9, 1996      654.75     Oct 3, 1996      692.78     Dec 31, 1996     740.74
Jul 10, 1996     656.06     Oct 4, 1996      701.46     Jan 2, 1997      737.01
Jul 11, 1996     645.67     Oct 7, 1996      703.38     Jan 3, 1997      748.03
Jul 12, 1996     646.19     Oct 8, 1996      700.64     Jan 6, 1997      747.65
Jul 15, 1996     629.80     Oct 9, 1996      696.74     Jan 7, 1997      753.23
Jul 16, 1996     628.37     Oct 10, 1996     694.61     Jan 8, 1997      748.41
Jul 17, 1996     634.07     Oct 11, 1996     700.66     Jan 9, 1997      754.85
Jul 18, 1996     643.56     Oct 14, 1996     703.54     Jan 10, 1997     759.50
Jul 19, 1996     638.73     Oct 15, 1996     702.57     Jan 13, 1997     759.51
Jul 22, 1996     633.77     Oct 16, 1996     704.41     Jan 14, 1997     768.86
Jul 23, 1996     626.87     Oct 17, 1996     706.99     Jan 15, 1997     767.20
Jul 24, 1996     626.65     Oct 18, 1996     710.82     Jan 16, 1997     769.75
Jul 25, 1996     631.17     Oct 21, 1996     709.85     Jan 17, 1997     776.17
Jul 26, 1996     635.90     Oct 22, 1996     706.57     Jan 20, 1997     776.70
Jul 29, 1996     630.91     Oct 23, 1996     707.27     Jan 21, 1997     782.72
Jul 30, 1996     635.26     Oct 24, 1996     702.29     Jan 22, 1997     786.23
Jul 31, 1996     639.95     Oct 25, 1996     700.92     Jan 23, 1997     777.56
Aug 1, 1996      650.02     Oct 28, 1996     697.26     Jan 24, 1997     770.52
Aug 2, 1996      662.49     Oct 29, 1996     701.50     Jan 27, 1997     765.02
Aug 5, 1996      660.23     Oct 30, 1996     700.90     Jan 28, 1997     765.02
Aug 6, 1996      662.38     Oct 31, 1996     705.27     Jan 29, 1997     772.50
Aug 7, 1996      664.16     Nov 1, 1996      703.77     Jan 30, 1997     784.17
Aug 8, 1996      662.59     Nov 4, 1996      706.73     Jan 31, 1997     786.16
Aug 9, 1996      662.10     Nov 5, 1996      714.14
Aug 12, 1996     665.77     Nov 6, 1996      724.59
Aug 13, 1996     660.20     Nov 7, 1996      727.65
Aug 14, 1996     662.05     Nov 8, 1996      730.82
Aug 15, 1996     662.28     Nov 11, 1996     731.87
Aug 16, 1996     665.21     Nov 12, 1996     729.56
Aug 19, 1996     666.58     Nov 13, 1996     731.13
Aug 20, 1996     665.69     Nov 14, 1996     735.88
Aug 21, 1996     665.07     Nov 15, 1996     737.62
Aug 22, 1996     670.68     Nov 18, 1996     737.02
Aug 23, 1996     667.03     Nov 19, 1996     742.16
Aug 26, 1996     663.88     Nov 20, 1996     743.95
Aug 27, 1996     666.40     Nov 21, 1996     742.75
Aug 28, 1996     664.81     Nov 22, 1996     748.73
Aug 29, 1996     657.40     Nov 25, 1996     757.03
Aug 30, 1996     651.99     Nov 26, 1996     755.96
Sep 3, 1996      654.72     Nov 27, 1996     755.00
Sep 4, 1996      655.61     Nov 29, 1996     757.02
Sep 5, 1996      649.44     Dec 2, 1996      756.56
Sep 6, 1996      655.68     Dec 3, 1996      748.28
Sep 9, 1996      663.76     Dec 4, 1996      745.10
Sep 10, 1996     663.81     Dec 5, 1996      744.38
Sep 11, 1996     667.28     Dec 6, 1996      739.60
Sep 12, 1996     671.13     Dec 9, 1996      749.76
Sep 13, 1996     680.54     Dec 10, 1996     747.54
Sep 16, 1996     683.98     Dec 11, 1996     740.73
Sep 17, 1996     682.94     Dec 12, 1996     729.30
Sep 18, 1996     681.47     Dec 13, 1996     728.64
Sep 19, 1996     683.00     Dec 16, 1996     720.98
Sep 20, 1996     687.02     Dec 17, 1996     726.04
Sep 23, 1996     686.48     Dec 18, 1996     731.54
Sep 24, 1996     685.61     Dec 19, 1996     745.76
Sep 25, 1996     685.83     Dec 20, 1996     748.87
Sep 26, 1996     685.86     Dec 23, 1996     746.92
Sep 27, 1996     686.19     Dec 24, 1996     751.03
Sep 30, 1996     687.33     Dec 26, 1996      755.82
Oct 1, 1996      689.08     Dec 27, 1996      756.79





                                   Appendix B
                                     page 10

                                     PART C
                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
              ---------------------------------

              (a) Financial Statements.


                  Included in Part A of the Registration Statement:

                  For the Permanent Portfolio:

                      Financial Highlights for each share outstanding for the years ended January 31, 1988 through 1997.

                  For the Treasury Bill Portfolio:

                      Financial Highlights for each share outstanding for the period ended January 31, 1988 and for the years ended January 31, 1989 through 1997.

                  For the Versatile Bond Portfolio:

                      Financial Highlights for each share outstanding for the period ended January 31, 1992 and for the years ended January 31, 1993 through 1997.

                  For the Aggressive Growth Portfolio:

                      Financial Highlights for each share outstanding for the period ended January 31, 1991 and for the years ended January 31, 1992 through 1997.

                  Included in Part B of the Registration Statement:

                  For the Permanent Portfolio:

                      Schedule of Investments at January 31, 1997.
                      Statement of Assets and Liabilities at January 31, 1997. Statement of Operations for the Year Ended
                      January 31, 1997.
                      Statements of Changes in Net Assets for the Years Ended January 31, 1996 and 1997.

                  For the Treasury Bill Portfolio:

                      Schedule of Investments at January 31, 1997.
                      Statement of Assets and Liabilities at January 31, 1997. Statement of Operations for the Year Ended
                      January 31, 1997.
                      Statements of Changes in Net Assets for the Years Ended January 31, 1996 and 1997.

                  For the Versatile Bond Portfolio:

                      Schedule of Investments at January 31, 1997.
                      Statement of Assets and Liabilities at January 31, 1997. Statement of Operations for the Year Ended
                      January 31, 1997.
                      Statements of Changes in Net Assets for the Years Ended January 31, 1996 and 1997.

                  For the Aggressive Growth Portfolio:

                      Schedule of Investments at January 31, 1997.
                      Statement of Assets and Liabilities at January 31, 1997. Statement of Operations for the Year Ended
                      January 31, 1997.
                      Statements of Changes in Net Assets for the Years Ended January 31, 1996 and 1997.

                  For all Portfolios:

                      Notes to Financial Statements.
                      Independent Auditors' Report of KPMG Peat Marwick LLP.

                  Schedules Omitted:

                      Required schedules are included in Registrant's Reports.

              (b) Exhibits.

                  (1.1) Copy of Articles of Incorporation of Registrant. (a)

                  (1.2) Copy of Amendment to Articles of Incorporation of
                            Registrant. (f)

                  (2.1) Copy of Bylaws (a) and amendments to Bylaws (d) of
                            Registrant.

                  (2.2) Copy of Amendment to Bylaws of Registrant. (j)

                  (2.3) Copy of Amended and Restated Bylaws of Registrant. (n)

                  (3)   None.

                  (4)   Specimen copy of Common Stock of Registrant. (a)

                  (5) Copy of Investment Advisory Contract by and between Registrant and World Money Managers dated
                        June 19, 1996.

                  (6)   None.

                  (7)   None.

                  (8.1) Copy of Custodian Agreement between Registrant and State
                        Street Bank and Trust Company. (c)

                  (8.2) Copy of Sub-Custodian  Agreement between State Street
                        Bank and Trust Company and Bank of Delaware.(e)

                  (8.3) Copy of Subcustody  Agreement  between The Chase
                        Manhattan Bank, N.A. and State Street Bank and Trust Company. (e)

                  (8.4) Copy of  Agreement  between  The  Chase  Manhattan
                        Bank,  N.A.  and Registrant. (f)

                  (8.5) Copy of  Amendment  to  Custodian  Contract  between
                        Registrant and State Street Bank and Trust Company. (h)

                 (8.6) Copy of Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company. (p)

                 (9.1) Copy of Transfer Agent Agreement between Registrant and AIM Financial Services, Inc. (f)

                 (9.2)  Copy  of  Administrative   Agreement   between  World
                        Money Managers and Permanent Portfolio Information, Inc.
                        (f)

                (10) Opinion and Consent of Richard B. Rolnick, Esq., filed with respect to the Registration Statement under the Securities Act of 1933. (l)

                (11) Consent and Report of Ernst & Young, Independent Auditors. (o)

                (11.1) Consent and Report of Ernst & Young LLP, Independent Auditors. (p)

                (11.2)  Consent of KPMG Peat Marwick LLP, Independent Auditors.

                (12)    None.

                (13)    None.

                (14) Copy of prototype of Individual Retirement Account Custodial Account Agreement to be entered into by those of Registrant's shareholders who so desire and Registrant's Custodian. (g)

                (15)    None.

                (16)    Schedules of Calculations of Performance Data.

                (17)    Financial Data Schedules.

         -----------------

     (a) Filed as Exhibits  (1),  (2)  and (4),  respectively,  to  Registrant's
         Registration Statement on Form N-1, filed with the Commission on January 12, 1982, and incorporated herein by this reference.

     (c) Filed as Exhibit (8) to Amendment No. 2 to Registrant's Registration Statement on Form N-1, filed with the Commission on July 8, 1982, and incorporated herein by this reference.

     (d) Filed as Exhibit (2) to Amendment No. 3 to Registrant's Registration Statement on Form N-1, filed with the Commission on October 12, 1982, and incorporated herein by this reference.

     (e) Filed as Exhibit (8) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 1, 1985, and incorporated herein by this reference.

     (f) Filed as Exhibits (1), (8) and (9), respectively, to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on March 7, 1986, and incorporated herein by this reference.

     (g) Filed as an exhibit to Registrant's Annual Report on Form N-1R for the year ended December 31, 1983 and the month ended January 31, 1984, and incorporated herein by this reference.

     (h) Filed as Exhibit (8) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Commission on March 17, 1987, and incorporated herein by this reference.

     (i) Filed as Exhibit (10) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the Commission on March 31, 1988, and incorporated herein by this reference.

     (j) Filed as Exhibits (2) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed with the Commission on May 31, 1990, and incorporated herein by this reference.

     (l) Filed as Exhibit (10) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Commission on July 29, 1991, and incorporated herein by this reference.

     (n) Filed  as  Exhibit  (2)  to   Post-Effective   Amendment  No.  16  to
         Registrant's Registration Statement in Form N-1A, filed with the Commission on June 1, 1993, and incorporated herein by this reference.

     (o) Filed  as  Exhibit  (11)   to  Post-Effective   Amendment   No. 17  to
         Registrant's Registration Statement on Form N-1A, filed with the Commission on April 5, 1994, and incorporated herein by this reference.

     (p) Filed as Exhibits (8) and (11), respectively, to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed with the Commission on May 31, 1995, and incorporated herein by this reference.

Item 25.      Persons Controlled by or Under Common Control with Registrant
              -------------------------------------------------------------

              None.

Item 26.      Number of Holders of Securities
              -------------------------------

              The number of record holders of the only class of securities of Registrant issued and outstanding as of March 7, 1997 was as follows:

                    Title of Class           Number of Record Holders
              -----------------------------  ------------------------
              Common Stock, $.001 par value:
                   Permanent Portfolio            3,932
                   Treasury Bill Portfolio        3,183
                   Versatile Bond Portfolio         690
                   Aggressive Growth Portfolio      999
                                                 ------
              Total                               8,804
                                                 ======


Item 27.      Indemnification
              ---------------

              Reference is made to Part One, Paragraph (5) of the Investment Advisory Contract filed as Exhibit (5) hereto.

              Reference is made to Section 2-418 of the Maryland Corporations and Associations Law, which generally provides for indemnification of directors, officers, employees and agents by reason of service in that capacity unless it is established that the act or omission of the person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active or deliberate dishonesty, or the person actually received an improper personal benefit in money, property or services, or, in the case of any criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

              Reference is made to Article VIII of the Amended and Restated Bylaws of the Registrant filed as Exhibit (2.3) hereto.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              See "Organization and Management" in the Prospectus included as Part A of this Registration Statement and "Management" in the Statement of Additional Information included as Part B of this Registration Statement.

Item 29.      Principal Underwriters
              ----------------------

              (a) None.

              (b) None.

              (c) None.

Item 30.      Location of Accounts and Records
              --------------------------------

              Accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 promulgated thereunder are maintained and held in the offices of Registrant and its investment adviser, 625 Second Street, Suite 102, Petaluma, California 94952.

              Records covering shareholder accounts are maintained and kept by Registrant's transfer agent, Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

              Records covering portfolio transactions are maintained and kept by Registrant's custodian, State Street Bank and Trust Company, The Joseph Palmer Building-North Wing, One Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.      Management Services
              -------------------

              Inapplicable.

Item 32.      Undertakings
              ------------

              Inapplicable.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 22 to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Petaluma, and State of California on the 3rd day of July, 1997.


                                       PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.



                                        By   TERRY COXON
                                            -----------------------------------
                                             Terry Coxon, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 22 to Registration Statement has been signed below by the following persons in the capacities indicated on July 3, 1997.



*DAVID BERGLAND                     Director
-----------------------------
David Bergland


*HUGH A. BUTLER                     Director
-----------------------------
Hugh A. Butler


TERRY COXON                         President and Director
-----------------------------       (principal executive officer)
Terry Coxon


MICHAEL J. CUGGINO                  Treasurer
-----------------------------       (principal financial and accounting officer)
Michael J. Cuggino


*ROBERT B. MARTIN, JR.              Director
-----------------------------
Robert B. Martin, Jr.


ALAN SERGY                          Secretary and Director
-----------------------------
Alan Sergy


*MARK TIER                          Director
-----------------------------
Mark Tier

*By:       TERRY COXON
    ------------------------------------
           Terry Coxon, Attorney-in-fact